Registration Nos. 033-07647 811-04782
AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON February 28, 2022
SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. Post-Effective Amendment No. 285	[ ] [X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 296 (Check appropriate box or boxes)	[X]
HSBC FUNDS (Exact name of registrant as specified in charter)
4400 Easton Commons, Suite 200 Columbus, Ohio 43219-3035 (Address of principal executive offices)
Registrant’s Telephone Number, including area code: (800) 782-8183
Stefano Michelagnoli, President 452 Fifth Avenue New York, New York 10018-2786 (Name and address of agent for service) Please send copies of all communications to:
David J. Harris, Esq. Brenden P. Carroll, Esq. Dechert LLP 1900 K Street, N.W. Washington, D.C. 20006-2401

It is proposed that this filing will become effective:
[X]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	on [date] pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on [date] pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	on [date] pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

HSBC Global Asset Management (USA) Inc.

HSBC Funds
Prospectus
February 28, 2022

MONEY MARKET FUNDS	Class A	Class C	Class D	Class E	Class I	Intermediary Class	Intermediary Service Class	Class Y
HSBC U.S. Government Money Market Fund	FTRXX	HUMXX	HGDXX	HGEXX	HGIXX	HGGXX	HGFXX	RGYXX
HSBC U.S. Treasury Money Market Fund	HWAXX	HUCXX	HTDXX	HTEXX	HBIXX	HTGXX	HTFXX	HTYXX
HSBC ESG Prime Money Market Fund	-	-	HEDXX	-	HEIXX	HEGXX	HETXX	HEYXX

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF HSBC BANK USA, N.A. AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HSBC Funds	Table of Contents

Summary Section
This section summarizes each Fund's investment objectives, strategies, fees, risks, and past performance, and provides other information about your account.	3	HSBC U.S. Government Money Market Fund
	8	HSBC U.S. Treasury Money Market Fund
	13	HSBC ESG Prime Money Market Fund

Additional Information About the Funds’ Investment Strategies and Risks
This section provides additional details about each Fund's investment strategies and risks.	18	More About Risks and Investment Strategies
	19	Investment Risks of the Funds
	23	Information About Liquidity Fees and Redemption Gates
	24	Other Information
	24	Who May Want to Invest?
	24	More Information About Fund Investments
	24	Portfolio Holdings
Fund Management
Review this section for details on the organizations that provide services to the Funds.	25	The Investment Adviser
	26	The Distributor, Administrator and Sub-Administrator

Shareholder Information
Review this section for details on how shares are valued, and how to purchase, sell and exchange shares. This section also describes related charges and payments of dividends and distributions.	27	Pricing of Fund Shares
	28	Purchasing and Adding to Your Shares
	33	Selling Your Shares
	37	Distribution Arrangements/Sales Charges
	39	Distribution and Shareholder Servicing Arrangements—Revenue Sharing
	39	Exchanging Your Shares
	40	Delivery of Shareholder Documents
	40	Other Information
	41	Dividends, Distributions and Taxes
Financial Highlights
Review this section for details on selected financial statements of the Funds.	44	HSBC U.S. Government Money Market Fund
	46	HSBC U.S. Treasury Money Market Fund

2

HSBC U.S. Government Money Market Fund
Summary Section

Investment Objective

The investment objective of the HSBC U.S. Government Money Market Fund (the “Fund”) is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such a brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class D	Class E	Class I	Intermediary Class	Intermediary Service Class	Class Y
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	None	1.00%	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay as a percentage of the value of your investment)	Class A	Class C1	Class D	Class E1	Class I	Intermediary Class	Intermediary Service Class	Class Y
Management Fee	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fee	0.00%	0.75%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Other Expenses:
Shareholder Servicing Fee	0.40%	0.25%	0.25%	0.10%	0.00%	0.05%	0.10%	0.00%
Other Operating Expenses	0.14%	0.14%	0.14%	0.04%	0.04%	0.14%	0.14%	0.14%
Total Other Expenses	0.54%	0.39%	0.39%	0.14%	0.04%	0.19%	0.24%	0.14%
Total Annual Fund
Operating Expenses	0.64%	1.24%	0.49%	0.24%	0.14%	0.29%	0.34%	0.24%
Fee Waiver and/or Expense Reimbursement[2]	-	-	-	-	-	0.11%	0.14%	-
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.64%	1.24%	0.49%	0.24%	0.14%	0.18%	0.20%	0.24%

[1]	During the Fund’s prior fiscal year, Class C Shares and Class E Shares were not operational. Therefore, these amounts have been estimated.
[2]

HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (the “Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 0.25%, 0.14%, 0.18%, and 0.20% for Class E Shares, Class I Shares, Intermediary Shares, and Intermediary Service Shares, respectively. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years, calculated monthly from when the waiver or reimbursement was recorded, to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2023 . The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between the Fund and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust’s Board of Trustees.

3

HSBC U.S. Government Money Market Fund
Summary Section

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes the Fund’s Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$65	$205	$357	$798
Class C Shares	$226	$393	$681	$1,110
Class D Shares	$50	$157	$274	$616
Class E Shares	$25	$77	$135	$306
Class I Shares	$14	$45	$79	$179
Intermediary Shares	$18	$82	$152	$357
Intermediary Service Shares	$20	$95	$177	$417
Class Y Shares	$25	$77	$135	$306

For the share class listed below, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$126	$393	$681	$1,110

Principal Investment Strategies

The Fund is a government money market fund and seeks to maintain a stable price of $1.00 per share. The Fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”) and/or repurchase agreements that are collateralized fully by these types of obligations. In addition, the Fund must invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. Government Securities and repurchase agreements collateralized fully by these types of obligations. The Fund will invest in securities with maturities of (or deemed maturities of) 397 days or less and will maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less.

The Fund invests in issues of the U.S. Treasury, such as bills, notes and bonds, and issues of U.S. government agencies and instrumentalities established under the authority of an Act of Congress. This includes securities of various U.S. government agencies which, while chartered or sponsored by Acts of Congress, are neither issued nor guaranteed by the U.S. Treasury. The Fund may invest in, among other things, obligations that are supported by the “full faith and credit” of the United States (e.g., obligations guaranteed by the Government National Mortgage Association); supported by the right of the issuer to borrow from the U.S. Treasury (e.g., obligations of the Federal National Mortgage Association); or supported only by the credit of the agency or instrumentality (e.g., obligations of the Federal Farm Credit Bank). The Fund may also invest in repurchase agreements that are collateralized by U.S. Government Securities, as well as securities of other money market funds that primarily invest in U.S. Government Securities and repurchase agreements collateralized by U.S. Government Securities.

In purchasing and selling securities for the Fund, portfolio managers consider the credit analysis performed by HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (the “Adviser”). Portfolio managers select investments from an approved credit list compiled by the Adviser’s global credit analysts, who have conducted an independent qualitative and quantitative review of each issuer on the list. Safety is prioritized, with additional emphasis placed on liquidity and yield.

4

HSBC U.S. Government Money Market Fund
Summary Section

Principal Investment Risks

The Fund has the following principal investment risks. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

•

Debt Instruments Risk: The risks of investing in debt instruments include:

•

Credit Risk: The Fund could lose money if an issuer or guarantor of a debt instrument is unable or unwilling to make or perceived to be unable or unwilling to make timely payments of interest or principal or enters bankruptcy. The issuer or guarantor could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the investment.

•

Interest Rate Risk: Fluctuations in interest rates may affect the yield, volatility, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments.

•

Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced broker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets. A decrease in liquidity may affect the ability of the Fund to pay redemption proceeds within the allowable time period.

•

Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

•

Repurchase Agreements: If the seller in a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. There is also a risk that the seller of the agreement may become insolvent and subject to liquidation.

•

Stable NAV Risk: The Fund may not be able to maintain an NAV per share of $1.00 (a “Stable NAV”) at all times. The failure of other money market funds to maintain a Stable NAV (or the perceived threat of such a failure) could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Adviser or an affiliate to help the Fund maintain a Stable NAV.

•

U.S. Government Securities Risk: There are different types of U.S. Government Securities with different levels of credit risk. U.S. Government Securities issued or guaranteed by the U.S. Treasury and/or supported by the full faith and credit of the United States have the lowest credit risk. A U.S. government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are riskier than those that are.

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

5

HSBC U.S. Government Money Market Fund
Summary Section

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year to year performance. Past performance does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class I Shares and how performance has varied from year to year. The returns for the Fund’s other share classes will differ from the returns of the Class I Shares shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class I Shares
Bar chart assumes reinvestment of dividends and distributions

0.02%
0.01%
0.02%
0.03%
0.26%
0.81%
1.75%
2.13%
0.39%
0.03%
2012
2013
2014
2015
2016
2017
2018
2019
2020
2021

Best Quarter:	6/30/2019	0.58%
Worst Quarter:	9/30/2013	0.00%

The table below lists the average annual total returns for each class of shares for various time periods. As of December 31, 2021, the 7-day yields of the Fund’s Class A, Class D, Class I, Intermediary, Intermediary Service and Class Y Shares were 0.01%, 0.01%, 0.03%, 0.02%, 0.02% and 0.01%, respectively. The 7-day yield information is not provided for Class C and Class E Shares because there were no Class C or Class E shareholders as of December 31, 2021. For current yield information on the Fund, call 1-800-782-8183.

Past performance is not an indication of how the Fund will perform in the future.

Average Annual Total Returns^ (for the periods ended December 31, 2021)

	Inception Date	1 Year	5 Years	10 Years	Since Inception
Class A Shares	May 3, 1990	0.01%	0.67%	0.34%	2.28%
Class C Shares(1) (with applicable CDSC)	Nov. 20, 2006	N/A	N/A	N/A	1.39%
Class D Shares	Apr. 1, 1999	0.01%	0.77%	0.39%	1.43%
Class E Shares(1)	July 12, 2016	N/A	N/A	N/A	0.34%
Class I Shares(1)	Dec. 24, 2003	0.03%	1.02%	0.54%	1.00%
Intermediary Shares	July 12, 2016	0.02%	0.99%	N/A	0.93%
Intermediary Service Shares	July 12, 2016	0.02%	0.97%	N/A	0.91%
Class Y Shares	July 1, 1996	0.01%	0.93%	0.49%	1.96%

^

During the year ended December 31, 2007, the Fund received a one-time reimbursement from the Adviser related to past marketing arrangements. During the year ended December 31, 2010, the Fund also received a one-time payment in respect of a class action settlement. As a result, the Fund’s total returns for the years ended December 31, 2007 and 2010 were higher than they would have been had the Fund not received these payments.

(1)

Class C, Class E and Class I Shares were operational only during a portion of the period since inception. The “Since Inception” return performance is for the period of time the Classes had operations. The 1 year, 5 years and 10 years average annual return is not provided for Class C and Class E Shares because there were no Class C or Class E shareholders as of December 31, 2021.

6

HSBC U.S. Government Money Market Fund
Summary Section

Investment Adviser

HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser.

Purchasing and Selling Your Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (HSBC Funds, P.O. Box 219691, Kansas City, MO 64121-9691), wire transfer, or telephone at 1-800-782-8183. Class C Shares are not offered for sale, but are offered as an exchange option for Class C shareholders of certain other HSBC Funds. Purchases and redemptions of Class I Shares, Class E Shares, Intermediary Shares and Intermediary Service Shares may only be made via wire transfer. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Class A and Class D Shares	Minimum Initial Investment	Minimum Subsequent Investment
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25
Class C Shares	$0	$0
Class E Shares	$10,000,000	$0
Class I Shares	$50,000,000	$5,000,000
Intermediary Shares	$20,000,000	$0
Intermediary Service Shares	$10,000,000	$0
Class Y	$5,000,000	$0

Tax Information

The Fund intends to declare dividends from net investment income daily and pay such dividends monthly. Net long-term capital gains, if any, will be distributed on an annual basis. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser, the distributor and/or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information.

7

HSBC U.S. Treasury Money Market Fund
Summary Section

Investment Objective

The investment objective of the HSBC U.S. Treasury Money Market Fund (the “Fund”) is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class D	Class E	Class I	Intermediary Class	Intermediary Service Class	Class Y
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	None	1.00%	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay as a percentage of the value of your investment)	Class A1	Class C1	Class D	Class E1	Class I	Intermediary Class	Intermediary Service Class	Class Y
Management Fee	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fee	0.00%	0.75%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Other Expenses:
Shareholder Servicing Fee	0.40%	0.25%	0.25%	0.10%	0.00%	0.05%	0.10%	0.00%
Other Operating Expenses	0.16%	0.16%	0.16%	0.06%	0.06%	0.16%	0.16%	0.16%
Total Other Expenses	0.56%	0.41%	0.41%	0.16%	0.06%	0.21%	0.26%	0.16%
Total Annual Fund
Operating Expenses	0.66%	1.26%	0.51%	0.26%	0.16%	0.31%	0.36%	0.26%
Fee Waiver and/or Expense Reimbursement[2]	-	-	-	0.01%	0.02%	0.13%	0.16%	-
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.66%	1.26%	0.51%	0.25%	0.14%	0.18%	0.20%	0.26%

[1]	During the Fund’s prior fiscal year, Class A Shares, Class C Shares and Class E Shares were not operational. Therefore, these amounts have been estimated.
[2]

HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (the “Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 0.25%, 0.14%, 0.18%, and 0.20% for Class E Shares, Class I Shares, Intermediary Shares, and Intermediary Service Shares, respectively. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years, calculated monthly from when the waiver or reimbursement was recorded, to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2023 . The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between the Fund and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust’s Board of Trustees.

8

HSBC U.S. Treasury Money Market Fund
Summary Section

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes the Fund’s Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$67	$211	$368	$822
Class C Shares	$228	$400	$692	$1,133
Class D Shares	$52	$164	$285	$640
Class E Shares	$26	$83	$145	$330
Class I Shares	$14	$50	$88	$203
Intermediary Shares	$18	$87	$161	$380
Intermediary Service Shares	$20	$104	$195	$463
Class Y Shares	$29	$90	$157	$356

For the share class listed below, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$128	$400	$692	$1,133

Principal Investment Strategies

The Fund is a government money market fund and seeks to maintain a stable price of $1.00 per share. The Fund seeks to achieve its investment objective by investing, under normal market conditions, exclusively in direct obligations of the U.S. Treasury. The Fund will invest in securities with maturities of (or deemed maturities of) 397 days or less and will maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less.

The U.S. Treasury issues various types of marketable securities consisting of bills, notes, bonds and other debt securities. The Fund will not invest in securities issued or guaranteed by agencies or instrumentalities of the U.S. government, will not enter into loans of its portfolio securities and will not, under normal conditions, invest in repurchase agreements.

Under adverse market conditions, the Fund may temporarily invest in repurchase agreements collateralized by U.S. Treasury obligations. These securities may entail more risk than the types of securities in which the Fund typically invests. Additionally, as an alternative to investing in negatively yielding securities, the Fund may also elect to hold uninvested cash with the Fund’s custodian.

9

HSBC U.S. Treasury Money Market Fund
Summary Section

Principal Investment Risks

The Fund has the following principal investment risks. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

•

Debt Instruments Risk: The risks of investing in debt instruments include:

•

Credit Risk: The Fund could lose money if an issuer or guarantor of a debt instrument is unable or unwilling to make or perceived to be unable or unwilling to make timely payments of interest or principal. The issuer or guarantor could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the investment.

•

Interest Rate Risk: Fluctuations in interest rates may affect the yield, volatility, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments.

•

Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced broker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets. A decrease in liquidity may affect the ability of the Fund to pay redemption proceeds within the allowable time period.

•

Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a section of the economy or it may affect the economy as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

•

Stable NAV Risk: The Fund may not be able to maintain an NAV per share of $1.00 (a “Stable NAV”) at all times. The failure of other money market funds to maintain a Stable NAV (or the perceived threat of such a failure) could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Adviser or an affiliate to help the Fund maintain a Stable NAV.

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

10

HSBC U.S. Treasury Money Market Fund
Summary Section

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year to year performance. Past performance does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class Y Shares and how performance has varied from year to year. The returns for the Fund’s other share classes will differ from the returns of the Class Y Shares shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class Y Shares
Bar chart assumes reinvestment of dividends and distributions

0.00%
0.00%
0.01%
0.00%
0.07%
0.65%
1.61%
1.95%
0.32%
0.01%
2012
2013
2014
2015
2016
2017
2018
2019
2020
2021

Best Quarter:	3/31/2019	0.54%
Worst Quarter:	9/30/2015	0.00%

The table below lists the average annual total returns for each class of shares for various time periods. As of December 31, 2021, the 7-day yields of the Fund's Class D, Class I, Intermediary, Intermediary Service and Class Y Shares were 0.01%, 0.01%, 0.01%, 0.01% and 0.01%, respectively. The 7-day yield information is not provided for Class A, Class C, and Class E Shares because there were no Class A, Class C, or Class E shareholders as of December 31, 2021. For current yield information on the Fund, call 1-800-782-8183.

Past performance is not an indication of how the Fund will perform in the future.

Average Annual Total Returns^(for the periods ended December 31, 2021)

	Inception Date	1 Year	5 Years	10 Years	Since Inception
Class A Shares(1)	May 24, 2001	N/A	N/A	N/A	1.08%
Class C Shares (with applicable CDSC)(1)	Dec. 24, 2003	N/A	N/A	N/A	0.04%
Class D Shares	May 14, 2001	0.01%	0.74%	0.37%	0.92%
Class E Shares(1)	July 12, 2016	N/A	N/A	N/A	0.37%
Class I Shares(1)	Dec. 30, 2003	0.01%	0.99%	0.51%	1.07%
Intermediary Shares	July 12, 2016	0.01%	0.93%	N/A	0.88%
Intermediary Service Shares	July 12, 2016	0.01%	0.95%	N/A	0.89%
Class Y Shares	May 11, 2001	0.01%	0.91%	0.46%	1.05%

^

During the year ended December 31, 2007, the Fund received a one-time reimbursement from the Adviser related to past marketing arrangements. During the year ended December 31, 2010, the Fund also received a one-time payment in respect of a class action settlement. As a result, the Fund’s total returns for the years ended December 31, 2007 and 2010 were higher than they would have been had the Fund not received these payments.

(1)

Class A, Class C, Class E and Class I Shares were operational only during a portion of the period since inception. The “Since Inception” return performance is for the period of time the Classes had operations. The 1 year, 5 years and 10 years average annual return is not provided for Class A, Class C or Class E Shares because there were no Class A, Class C or Class E shareholders as of December 31, 2021.

11

HSBC U.S. Treasury Money Market Fund
Summary Section

Investment Adviser

HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser.

Purchasing and Selling Your Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (HSBC Funds, P.O. Box 219691, Kansas City, MO 64121-9691), wire transfer, or telephone at 1-800-782-8183. Class C Shares are not offered for sale, but are offered as an exchange option for Class C shareholders of certain other HSBC Funds. Purchases and redemptions of Class I Shares, Class E Shares, Intermediary Shares and Intermediary Service Shares may only be made via wire transfer. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Class A and Class D Shares	Minimum Initial Investment	Minimum Subsequent Investment
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25
Class C Shares	$0	$0
Class E Shares	$10,000,000	$0
Class I Shares	$50,000,000	$5,000,000
Intermediary Shares	$20,000,000	$0
Intermediary Service Shares	$10,000,000	$0
Class Y Shares	$5,000,000	$0

Tax Information

The Fund intends to declare dividends from net investment income daily and pay such dividends monthly. Net long-term capital gains, if any, will be distributed on an annual basis. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser, the distributor and/or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information.

12

HSBC ESG Prime Money Market Fund
Summary Section

Investment Objective

The investment objective of the HSBC ESG Prime Money Market Fund (the “Fund”) is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the minimization of principal volatility, while considering select environmental, social and governance (“ESG”) criteria.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	Class D	Class I	Intermediary Class	Intermediary Service Class	Class Y
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	None	None	None	None	None
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay as a percentage of the value of your investment)	Class D	Class I	Intermediary Class	Intermediary Service Class	Class Y
Management Fee	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fee	0.00%	0.00%	0.00%	0.00%	0.00%
Other Expenses:
Shareholder Servicing Fee	0.25%	0.00%	0.05%	0.10%	0.00%
Other Operating Expenses	0.32%	0.22%	0.32%	0.32%	0.32%
Total Other Expenses*	0.57%	0.22%	0.37%	0.42%	0.32%
Total Annual Fund
Operating Expenses	0.67%	0.32%	0.47%	0.52%	0.42%
Fee Waiver and/or Expense Reimbursement[1]	-	0.18%	0.29%	0.32%	-
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.67%	0.14%	0.18%	0.20%	0.42%

*	Based on estimated amounts for the current fiscal year.
1

HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (the “Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 0.14%, 0.18%, and 0.20% for Class I Shares, Intermediary Shares, and Intermediary Service Shares, respectively. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years, calculated monthly from when the waiver or reimbursement was recorded, to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2023 . The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between the Fund and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust’s Board of Trustees.

13

HSBC ESG Prime Money Market Fund
Summary Section

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes the Fund’s Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class D Shares	$68	$214
Class I Shares	$14	$85
Intermediary Shares	$18	$121
Intermediary Service Shares	$20	$134
Class Y Shares	$43	$135

Principal Investment Strategies

The Fund is a money market fund. The Fund seeks to achieve its investment objective by investing in a portfolio of high quality debt obligations with maturities of (or deemed maturities of) 397 days or less and repurchase agreements collateralized by these types of obligations. The Fund will maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less. To calculate the dollar-weighted average portfolio maturity, the Fund may treat a variable or floating rate security under certain circumstances as having a maturity equal to the time remaining until the next adjustment of the security’s interest rate or the period remaining until the principal amount can be recovered through demand rather than the security’s actual maturity.

The Fund invests in high quality debt obligations that have been determined by HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), to present minimal credit risks to the Fund. In determining whether a security presents minimal credit risks to the Fund, the Adviser will analyze the capacity of the security’s issuer or guarantor to meet its financial obligations and other factors.

The Fund will also invest in issuers that are considered by the Adviser to be better at addressing ESG risks than other issuers in the Fund’s investable universe. To identify issuers that are considered to be better at addressing ESG risks, the Adviser will use a combination of its own proprietary scoring system, which is partly based on third-party data, and individual environmental, social and governance (E, S and G) scores assigned by third parties, to assign a single ESG score to each approved issuer in the Fund’s investable universe. The individual E, S and G scores and single ESG score measure the performance of an issuer’s business operations and governance based on select E, S and/or G criteria deemed to be material by the Adviser and third-party research providers. ESG criteria deemed to be material by the Adviser and third-party research providers includes, for example, emissions, resource use, human and workforce rights, management behavior and corporate social responsibility.

Potential investments are evaluated and scored on a relative basis against other issuers in the investable universe. While an issuer’s individual E, S and G scores and single ESG score will not be solely determinative of the inclusion or exclusion of the issuer, the Adviser will generally apply relative ESG score screens that will exclude issuers which rank in the bottom quartile for their single ESG score and/or bottom decile of any individual E, S or G score. The proprietary scoring system seeks to provide a more comprehensive approach to security selection than credit analysis alone.

The Adviser will also use a combination of sector specific and other screens to identify and exclude issuers that, among other things: (1) are involved in certain sectors, such as nuclear armaments and other controversial weapons; (2) derive material revenue (generally greater than 10%) from certain sectors, such as thermal coal extraction; and (3) are believed to be in breach of the principles outlined in the United Nations Global Compact.

Although the Fund must invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in debt obligations whose issuer or guarantor, in the opinion of the Adviser, meet the minimum ESG criteria described above at the time of purchase, the Fund generally expects to invest all or substantially all of its net assets in these investments. The Adviser will also seek to engage with issuers to address identified shortcomings in how they manage ESG risks to enable them to understand that ESG performance is factored into decisions on whether their securities may be purchased by the Fund.

The Fund invests primarily in bank certificates of deposit, time deposits, bankers’ acceptances, prime commercial paper, corporate obligations, municipal obligations, U.S. government securities and repurchase agreements collateralized by U.S. government

14

HSBC ESG Prime Money Market Fund
Summary Section

securities. The Fund’s investments may also include variable rate demand notes and repurchase agreements secured by collateral other than cash and U.S. government securities, including equity securities and investment grade debt securities, to the extent permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended.

The Fund may invest without limit in the domestic banking industry when, in the opinion of the Adviser, the yield, marketability and availability of investments meeting the Fund’s quality standards and the minimum ESG criteria in such industry justify any additional risks associated with the concentration of the Fund’s assets in the industry. The Fund may also invest without limit in commercial paper and short-term corporate obligations of domestic financial institutions. The Fund may also make investments in U.S. dollar denominated commercial paper and other obligations of foreign issuers and in bank certificates of deposit and bankers’ acceptances payable in U.S. dollars and issued by foreign banks or by foreign branches of U.S. banks.

The Fund seeks to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. Additionally, the Fund will seek to take advantage of temporary disparities in yields of different segments of high-grade money market instruments or among particular instruments within the same segment of the market.

In purchasing and selling securities for the Fund, portfolio managers consider the Adviser’s credit analysis and ESG criteria. Portfolio managers select investments from an approved credit list compiled by the Adviser’s global credit, liquidity and ESG analysts, who have conducted an independent qualitative and quantitative review of each issuer on the list. Safety is prioritized, with additional emphasis placed on liquidity, yield and ESG criteria.

Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities.

Principal Investment Risks

The Fund has the following principal investment risks. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

•

Banking Sector Risk: Investments in securities issued by U.S. and foreign banks can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad, and susceptible to risks associated with the financial services sector. The Fund’s concentration of investments in the domestic banking industry may make it more susceptible to this risk.

•

Debt Instruments Risk: The risks of investing in debt instruments include:

•

Credit Risk: The Fund could lose money if an issuer or guarantor of a debt instrument is unable or unwilling to make or perceived to be unable or unwilling to make timely payments of interest or principal or enters bankruptcy. The issuer or guarantor could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the investment.

•

Interest Rate Risk: Fluctuations in interest rates may affect the yield, volatility, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to shareholders, pay expenses out of current income, or minimize the volatility of the Fund’s NAV per share and/or achieve its investment objective. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments.

•

Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced broker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets. A decrease in liquidity may affect the ability of the Fund to pay redemption proceeds within the allowable time period.

•

ESG Investing Risk: The incorporation of ESG criteria, including the ESG scores and the sector specific and other screens, into the investment process will cause the Fund to forgo investment opportunities available to other money market funds that do not use these criteria, or to increase or decrease its exposure to certain sectors, regions or countries or certain types of issuers. As a result, the Fund could underperform other money market funds that do not consider ESG criteria in their

15

HSBC ESG Prime Money Market Fund
Summary Section

investment processes. In evaluating an issuer, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of ESG criteria relevant to a particular issuer. Investing on the basis of ESG criteria is qualitative and subjective by nature and there can be no assurance that the process utilized by any third-party research or data providers or any judgment exercised by the Adviser or its affiliates will reflect the beliefs or values of any particular investor.

•

Floating NAV Risk: The Fund will not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. You could lose money by investing in the Fund.

•

Foreign Investment Risk: U.S. dollar denominated securities of foreign issuers involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political, social or legal developments.

•

Liquidity risk: Although the Fund invests in a diversified portfolio of high quality debt obligations, the Fund’s investments may become less liquid as a result of market developments or adverse investor perception, which may affect the ability of the Fund to pay redemption proceeds within the allowable time period.

•

Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.

•

Repurchase Agreements: If the seller in a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. These risks are increased to the extent that a repurchase agreement is secured by collateral other than cash or U.S. government securities. There is also a risk that the seller of the agreement may become insolvent and subject to liquidation.

•

U.S. Government Securities Risk: There are different types of U.S. government securities with different levels of credit risk. U.S. government securities issued or guaranteed by the U.S. Treasury and/or supported by the full faith and credit of the United States have the lowest credit risk. A U.S. government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are riskier than those that are.

•

Variable Rate Demand Note Risk: Variable rate demand notes are subject to the same risks as debt instruments, particularly interest rate risk and credit risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaults during periods in which the Fund is not entitled to exercise any demand rights.

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Performance Bar Chart and Table

The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore performance information is not available and has not been presented for the Fund.

Investment Adviser

HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser.

16

HSBC ESG Prime Money Market Fund
Summary Section

Purchasing and Selling Your Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (HSBC Funds, P.O. Box 219691, Kansas City, MO 64121-9691), wire transfer, or telephone at 1-800-782-8183. Purchases and redemptions of Class I Shares, Intermediary Shares and Intermediary Service Shares may only be made via wire transfer. Investors who wish to purchase or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Class D Shares	Minimum Initial Investment	Minimum Subsequent Investment
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25
Class I Shares	$50,000,000	$5,000,000
Intermediary Shares	$20,000,000	$0
Intermediary Service Shares	$10,000,000	$0
Class Y Shares	$5,000,000	$0

Tax Information

The Fund intends to declare dividends from net investment income daily and pay such dividends monthly. Net long-term capital gains, if any, will be distributed on an annual basis. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser, the distributor and/or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information.

17

Additional Information About the Funds’
Investment Strategies and Risks

More About Risks and Investment Strategies

Each Fund is a series of the HSBC Funds (the “Trust”). The investment objective and strategies of each Fund are non-fundamental and may be changed without shareholder approval. Shareholders will be given advance notice of material changes to a Fund’s investment objective or other non-fundamental investment policies. If there is a change in the investment objective or strategies of a Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial position and needs. There can be no assurance that the investment objective of a Fund will be achieved.

U.S. Government Money Market Fund and U.S. Treasury Money Market Fund

Each of the U.S. Government Money Market Fund and U.S. Treasury Money Market Fund intends to be a “government money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”), and/or repurchase agreements that are collateralized fully by these types of obligations. “Government money market funds” are exempt from provisions under Rule 2a-7 that: (1) require a four digit floating net asset value (“NAV”) per share and (2) permit the imposition of a “liquidity fee” and/or “redemption gate.” In addition, the U.S. Government Money Market Fund must invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. Government Securities and repurchase agreements collateralized fully by these types of obligations. The U.S. Treasury Money Market Fund must invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in direct obligations of the U.S. Treasury. However, under normal market conditions, the U.S. Treasury Money Market Fund intends to invest exclusively in direct obligations of the U.S. Treasury. The investment policies to invest at least 80% of net assets, plus any borrowings for investment purposes, in the particular type of securities suggested by a Fund’s name exclude cash. Moreover, these investment policies are not fundamental and may be changed by the Board of Trustees of the Trust upon 60 days’ notice to Fund shareholders.

ESG Prime Money Market Fund

The ESG Prime Money Market Fund will invest in issuers that are considered by the Adviser to be better at addressing ESG risks than other issuers in the Fund’s investable universe. To identify issuers that are considered to be better at addressing ESG risks, the Adviser will use a combination of its own proprietary scoring system, which is partly based on third-party data, and individual environmental, social and governance (E, S and G) scores assigned by third parties, to assign a single ESG score to each approved issuer in the Fund’s investable universe. The individual E, S and G scores and single ESG score measure the performance of an issuer’s business operations and governance based on select E, S and/or G criteria deemed to be material by the Adviser and third-party research providers. ESG criteria deemed to be material by the Adviser and third-party research providers includes, for example, emissions, resource use, human and workforce rights, management behavior and corporate social responsibility. The importance and weighting of specific ESG criteria will vary by sector.

Potential investments are evaluated and scored on a relative basis against other issuers in the investable universe. While an issuer’s individual E, S and G scores and single ESG score will not be solely determinative of the inclusion or exclusion of the issuer, the Adviser will generally apply relative ESG score screens that will exclude issuers which rank in the bottom quartile for their single ESG score and/or bottom decile of any individual E, S or G score. However, the Fund may invest in these issuers if the Adviser determines, in its discretion, that the issuer is better at addressing ESG risks notwithstanding its single ESG score or any individual E, S or G score. The proprietary scoring system seeks to provide a more comprehensive approach to security selection than credit analysis alone. Once a security is purchased, the Adviser will periodically review an issuer’s individual E, S and G scores and single ESG score to determine how they compare to the Adviser’s ESG criteria and affect the Fund’s overall ESG orientation.

The Adviser will also use a combination of sector specific and other screens to identify and exclude issuers that, among other things: (1) are involved in certain sectors; (2) derive material revenue (generally greater than 10%) from certain sectors; and (3) are believed to be in breach of the principles outlined in the United Nations Global Compact. These negative screens will exclude issuers involved in, or derive material revenue from, the following sectors, among others:

•

nuclear armaments and other controversial weapons (any involvement)

•

thermal coal extraction (more than 10% of revenue)

•

unconventional oil and gas (more than 10% of revenue)

•

thermal coal power generation (more than 10% of generating capacity)

•

cluster munitions and anti-personnel mines (any involvement)

The United Nations Global Compact is a voluntary initiative to implement universal sustainability principles through responsible corporate practices. The United Nations Global Compact outlines ten universal principles in the areas of human rights, labor, the environment and anti-corruption.

The Adviser will seek to engage with issuers to address identified shortcomings in how they manage ESG risks to enable them to understand that ESG performance is factored into decisions on whether their securities may be purchased by the Fund.

In incorporating credit analysis and ESG criteria, including the ESG scores and the sector specific and other screens, into the Fund’s investment process, the Adviser relies on the resources of its global affiliates, including HSBC Global Asset Management. HSBC Global Asset Management is the marketing name for the asset management businesses of HSBC Holdings Plc. As ESG evaluation criteria continue to develop and evolve, the ESG criteria described above may be updated periodically to, among other things, change the methodology of the proprietary scoring system, add or remove certain sectors from the screening process, revise the revenue thresholds and categorical exclusions applicable to such sectors, or change particular sectors from a categorical exclusion to a revenue threshold, or vice versa.

18

Additional Information About the Funds’
Investment Strategies and Risks

Although the Fund must invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in debt obligations whose issuer or guarantor, in the opinion of the Adviser, meet the minimum ESG criteria described above at the time of purchase, the Fund generally expects to invest all or substantially all of its net assets in these investments. The Fund’s investment policy to invest at least 80% of net assets, plus any borrowings for investment purposes, in the particular type of securities suggested by the Fund’s name is not fundamental and may be changed by the Board of Trustees of the Trust upon 60 days’ notice to Fund shareholders.

Investment Risks of the Funds

Investments in the Funds are subject to investment risks, including the possible loss of the principal amount invested. This section provides more detailed information about the Funds’ principal investments and risks. This prospectus does not disclose all the types of securities or investment strategies that the Funds may use. The Funds’ Statement of Additional Information (“SAI”) provides more detailed information about the securities, investment policies and risks described in this prospectus.

The U.S. Government Money Market Fund and U.S. Treasury Money Market Fund intend to use the amortized cost method of valuation to seek to maintain an NAV of $1.00 per share (a “Stable NAV”), but there is no assurance that the Funds will be able to do so on a continuous basis. The Funds’ performance per share will change daily based on many factors, including the quality of the instruments in each Fund’s investment portfolio, national and international economic conditions and general market conditions.

The ESG Prime Money Market Fund is required to price and transact in its shares at an NAV reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV). The floating NAV is rounded to the fourth decimal place (e.g., $0.9999 or $1.0001). The Fund’s performance per share will change daily based on many factors, including the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions.

An investment in the Funds is neither insured nor guaranteed by the U.S. government. Shares of a Fund are not deposits or obligations of, or guaranteed or endorsed by, HSBC Bank USA, N.A. or any other bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. A Fund’s sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time.

As a money market fund, each Fund must meet the requirements of Rule 2a-7 under the 1940 Act. In addition, the U.S. Government Money Market Fund and U.S. Treasury Money Market Fund are subject to additional requirements under Rule 2a-7 as "government money market funds." This Rule imposes strict requirements on the investment quality, liquidity, maturity, and diversification of each Fund’s investments. Under Rule 2a-7, each Fund’s investments must have a remaining maturity of (or a deemed remaining maturity of) no more than 397 days and each Fund must maintain a dollar-weighted average maturity that does not exceed 60 days and a dollar-weighted average portfolio life of 120 days or less.

Institutional investors are encouraged to invest in the Funds. As a result, the Funds may have large inflows or outflows of cash from time to time. This could have adverse effects on a Fund’s performance if the Fund were required to sell securities or invest cash (or leave cash uninvested) at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains or losses, increase a Fund’s transaction costs, and impact liquidity.

19

Additional Information About the Funds’
Investment Strategies and Risks

Investment Risks of the Funds (continued)

There can be no assurance that the investment objectives of each Fund will be achieved. In addition, each Fund’s investment policies, as well as the relatively short maturity of obligations purchased by the Funds, may result in frequent changes in each Fund’s portfolio, which may give rise to taxable gains or losses and reduce investment returns.

During adverse market conditions or when the Adviser believes there is an insufficient supply of appropriate money market instruments in which to invest, a Fund may temporarily hold uninvested cash in lieu of such investments. During periods when such temporary or defensive positions are held, a Fund may be unable to pursue its investment objective. Such positions may also subject a Fund to additional risks, such as increased exposure to cash held at a custodian bank, as well as fees and other costs.

Each of the Funds is subject to one or more of the following investment risks. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

● Principal Risk * Additional Risk	U.S. Government Money Market Fund	U.S. Treasury Money Market Fund	ESG Prime Money Market Fund
Risk
Banking Sector Risk			●
Debt Instruments Risk	●	●	●
ESG Investing Risk			●
Floating NAV Risk			●
Foreign Investment Risk			●
Investments In Other Investment Companies	*		*
Large Shareholder Transactions Risk	*	*	*
Liquidity Risk			●
Market Risk	●	●	●
Municipal Risk			*
Regulatory Risk	*	*	*
Repurchase Agreements	●	*	●
Stand-by Commitment Risk			*
Stable NAV Risk	●	●
U.S. Government Securities Risk	●		●
Variable Rate Demand Note Risk			●

•

Banking Sector Risk: The ESG Prime Money Market Fund invests in securities issued by U.S. banks, foreign banks, U.S. branches of foreign banks and foreign branches of U.S. banks. Accordingly, the Fund’s performance will be susceptible to the risks associated with the financial services sector. The financial services sector is highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

•

Debt Instruments Risk: The risks of investing in debt instruments include:

•

Credit Risk: A Fund could lose money if an issuer or guarantor of a debt instrument is unable or unwilling to make timely payments of interest or principal or enters bankruptcy. Furthermore, the value of a debt instrument may decline if the market believes that the issuer or guarantor is unable or unwilling to make such payments on time. Changes in economic conditions could cause issuers or guarantors of these instruments to be unable or unwilling to meet their financial obligations.

•

Interest Rate Risk: Fluctuations in interest rates may affect the yield, volatility, liquidity and value of investments in income-producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. In addition, rising interest rates could lead to heightened investment volatility and decreased liquidity. During periods of falling interest rates, borrowers may pay off their debt sooner than expected, forcing the reinvestment of principal proceeds at lower interest rates, resulting in less interest income. Conversely, during periods of rising interest rates, borrowers may pay off their debt later than expected, thereby preventing reinvestment of principal proceeds at higher interest rates, increasing a Fund’s sensitivity to changes in interest rates and resulting in less income to the Fund than potentially available. A low interest rate environment poses additional risks to the Funds, which are heightened in a very low or negative interest rate environment. Low or negative yields on a Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price (with respect to the U.S. Government Money Market Fund and U.S. Treasury Money Market Fund), minimize the volatility of the Fund’s NAV per share (with respect to ESG Prime Money Market Fund), and/or achieve its investment objective. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by the Adviser. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise or fall (e.g., central bank monetary policies, inflationary or deflationary pressures, changing inflation or real growth rates, general market and economic conditions, etc.). The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments.

Interest rates in the United States are currently at historical low levels, but are expected to increase in the future. Certain countries have already experienced negative interest rates on certain fixed-income instruments. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent a Fund is exposed to such interest rates and/or volatility.

20

Additional Information About the Funds’
Investment Strategies and Risks

Investment Risks of the Funds (continued)

•

Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced broker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets. A decrease in liquidity may negatively affect the ability of a Fund to pay redemption proceeds within the allowable time period.

•

ESG Investing Risk: The incorporation of ESG criteria, including the ESG scores and the sector specific and other screens, into the investment process will cause the ESG Prime Money Market Fund to forgo investment opportunities available to other money market funds that do not use these criteria, or to increase or decrease its exposure to certain sectors, regions or countries or certain types of issuers. As a result, the Fund could underperform other money market funds that do not consider ESG criteria in their investment processes. In evaluating an issuer, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of ESG criteria relevant to a particular issuer.

Moreover, the Adviser’s evaluation of ESG criteria may vary from that of other funds or their investment advisers because there are no generally accepted standards for ESG disclosure or evaluation.

Investing on the basis of ESG criteria is qualitative and subjective by nature and there can be no assurance that the process utilized by any third-party research or data providers or any judgment exercised by the Adviser or its affiliates will reflect the beliefs or values of any particular investor. Moreover, the assessment by the Adviser or its affiliates of an issuer may change over time, which could cause the Fund to hold securities that no longer meet the minimum ESG criteria. Constraints imposed by regulations applicable to money market funds or other considerations relating to credit quality, liquidity or yield, may limit the Adviser’s ability to implement the Fund’s ESG investment strategy.

•

Floating NAV Risk: The ESG Prime Money Market Fund will not maintain a stable NAV. The value of the Fund’s shares will be calculated to four decimal places (e.g., $0.9999) and will fluctuate with changes in the values of the Fund’s portfolio securities. The value of your shares may be worth more or less than what you originally paid for them and you could lose money by investing in the Fund.

•

Foreign Investment Risk: U.S. dollar denominated securities of foreign issuers involve special risks such as economic or financial instability, lack of timely or reliable or financial information and unfavorable political, social or legal developments, including the imposition of exchange controls, confiscations and other government restrictions (e.g., sanctions). Investments in these securities are generally considered riskier than investments in U.S. securities. They may lose value due to unstable international political and economic conditions, lack of adequate company information and other factors. To the extent the ESG Prime Money Market Fund’s investments in a single country or a group of countries represent a larger percentage of the Fund’s assets, the Fund’s performance may be adversely affected by the economic, political and social conditions in that country or group of countries.

•

Investments in Other Investment Companies: Subject to certain restrictions, the U.S. Government Money Market Fund and ESG Prime Money Market Fund may invest in securities issued by other money market funds that primarily invest in U.S. Government Securities and repurchase agreements collateralized by U.S. Government Securities. Such securities will be acquired by the Fund within the limits prescribed by the 1940 Act and the rules thereunder. Investors should recognize that the purchase of securities of other investment companies results in duplication of expenses such that investors indirectly bear a proportionate share of the operating expenses of such companies, including investment advisory and administrative services fees.

21

Additional Information About the Funds’
Investment Strategies and Risks

Investment Risks of the Funds (continued)

•

Large Shareholder Transactions: A Fund may be adversely impacted when certain large shareholders, including institutional investors, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. As a result, the Funds may experience redemptions resulting in large outflows of cash from time to time. This could have adverse effects on a Fund’s performance and/or portfolio construction if the Fund were required to sell securities at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains or losses and increase a Fund’s transaction costs or decrease the liquidity of a Fund’s portfolio. Similarly, large purchases of Fund shares may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. Large redemptions of Fund shares could also result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstances, a Fund is generally subject to the risk that a large shareholder can purchase or redeem a significant percentage of Fund shares at any time. Moreover, a Fund is subject to the risk that other shareholders may make investment decisions based on the choices of a large shareholder, which could exacerbate any potential negative effects experienced by a Fund.

•

Liquidity Risk: The ESG Prime Money Market Fund’s investments may become less liquid due to market developments or adverse investor perception. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell an instrument at all, which may affect the ability of the Fund to pay redemption proceeds within the allowable time period. The inability to sell an instrument could adversely affect the Fund’s share price or prevent the Fund from being able to take advantage of other investment opportunities. This risk may increase during an unusually high volume of redemption requests by even a few large investors or unusual market conditions.

•

Market Risk: The value of a Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Issuer, political, economic, regulatory, social or market developments can affect a single issuer, issuers within an industry or economic sector, or the market as a whole. In the short term, a Fund’s investments can fluctuate dramatically in response to these developments. Different parts of the market and different types of securities can react differently to these developments. Moreover, the conditions in one country or geographic region could adversely affect a Fund’s investments in a different country or geographic region due to increasingly interconnected global economies and financial markets. In addition, market risk includes the risk that geopolitical and other events will disrupt the economy on a regional, national or global level. Events such as war, acts of terrorism, regional conflicts, market manipulation, government defaults, government shutdowns, natural/environmental disasters, social unrest, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments, including in ways that cannot be foreseen. A Fund could be negatively impacted if the values of its investments were harmed by such events. Any market disruptions could also prevent a Fund from executing investment decisions in a timely manner.

•

Municipal Risk: The ESG Prime Money Market Fund’s investments in municipal securities will be sensitive to events that affect municipal markets, including legislative or political changes, such as legislation or proposals at either the state or federal level to eliminate or limit the tax-exempt status of municipal security interest or the tax-exempt status of a municipal security fund’s dividends, as well as the financial condition of the issuers of municipal securities. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal market, including litigation, the strength of the local or national economy, the issuer’s ability to raise revenues through tax or other means, whether and to what extent the bankruptcy of an issuer affects the rights of municipal securities holders, and budgetary constraints of local, state and federal governments upon which the issuer may be relying for funding. Legislatures also may fail to appropriate funds needed to pay municipal security obligations. These events can cause the value of municipal securities to fall and might adversely affect the tax-exempt status of the Fund’s investments or the dividends that the Fund pays. In addition, third-party credit quality or liquidity enhancements are frequently a characteristic of the structure of municipal securities purchased by money market funds. Problems encountered by such third-parties (such as issues negatively impacting a municipal security insurer or bank issuing a liquidity enhancement facility) may negatively impact a municipal security even though the related municipal issuer is not experiencing problems.

•

Regulatory Risk: The SEC and other government agencies continue to review the regulation of money market funds and may implement certain regulatory changes in the future. These and other legal or regulatory changes may negatively impact a Fund. In December 2021, the SEC proposed amendments to Rule 2a-7, which governs money market funds, that could, among other things, require a Fund to maintain a higher percentage of its portfolio in liquid assets and require a Fund to implement certain pricing mechanisms that impose costs on Fund redemptions. It is not presently possible to predict whether these proposed or other changes will be implemented and the ultimate effect that any such changes may have on the Funds.

•

Repurchase Agreements: The use of repurchase agreements, in which a party buys a security from another party (“seller”) and the seller agrees to repurchase the security at an agreed-upon date and price (which reflects a market rate of interest), involves certain risks. If the seller in a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities. The Funds may also suffer time delays and incur expenses in connection with the disposition of the securities. These risks are increased to the extent that a repurchase agreement is secured by collateral other than cash and U.S. Government securities. In addition, the value of collateral other than cash and U.S. Government Securities may be more volatile, or the collateral may be less liquid or subject to greater risk of loss, thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default. There is also a risk that the seller of the agreement may become insolvent and subject to liquidation.

•

Stand-by Commitment Risk: Stand-by commitments are subject to certain risks, which include the ability of the issuer to pay when the commitment is exercised, the fact that the commitment is not marketable, and the fact that the maturity of the underlying obligation generally differs from that of the commitment.

22

Additional Information About the Funds’
Investment Strategies and Risks

Investment Risks of the Funds (continued)

•

Stable NAV Risk: The U.S. Government Money Market Fund and U.S. Treasury Money Market Fund expect to use the amortized cost method of valuation to seek to maintain a Stable NAV. However, the Funds may not be able to maintain a Stable NAV. If any money market fund fails to maintain a Stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Funds, could be subject to increased redemption activity, which could adversely affect the Funds’ NAV. Shareholders of the Funds should not rely on or expect the Adviser or an affiliate to purchase distressed assets from the Funds, make capital infusions into the Funds, enter into capital support agreements with the Funds or take other actions to help the Funds maintain a Stable NAV.

•

U.S. Government Securities Risk: There are different types of U.S. Government Securities with different levels of credit risk. Some U.S. Government Securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. Government Securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). These securities have the lowest credit risk. Still other types of U.S. Government Securities are: (1) supported by the ability of the issuer to borrow from the U.S. Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. Certain U.S. Government Securities are riskier than others. The relative level of risk depends on the nature of the particular security and government support. A U.S. government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are riskier than those that are. Regarding certain federal agency securities or government sponsored entity securities (such as debt securities or mortgage-backed securities issued by Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Home Loan Banks, and other government sponsored agencies), investors should be aware that although the issuer may be chartered or sponsored by an Act of Congress, the issuer is not funded by congressional appropriations, and its securities are neither guaranteed nor insured by the U.S. Treasury. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Agency acting as their conservator, since September 2008. This risk does not apply to the HSBC U.S. Treasury Money Market Fund, which normally invests only in obligations of the U.S. Treasury and does not invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. government.

•

Variable Rate Demand Note Risk: Variable rate demand notes have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized rate. There may be a lag between an actual change in the underlying rate and the reset time for an interest payment of the variable rate demand note, which could harm or benefit the ESG Prime Money Market Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a variable rate demand note that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. Such instruments are also subject to the same risks as debt instruments, particularly interest rate risk and credit risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaults during periods in which the Fund is not entitled to exercise any demand rights.

Information About Liquidity Fees and Redemption Gates

Under Rule 2a-7, the Board of Trustees of the ESG Prime Money Market Fund is permitted to impose a liquidity fee (up to 2%) on redemptions from the Fund or a redemption gate to temporarily restrict redemptions from the Fund (up to 10 business days in any given 90 day period) in the event that the Fund’s “weekly liquid assets” fall below certain designated thresholds. For more information on liquidity fees and redemption gates, please see “Shareholder Information—Selling Your Shares—Liquidity Fees and Redemption Gates.”

23

Additional Information About the Funds’
Investment Strategies and Risks

Other Information

To the extent authorized by law, each Fund reserves the right to discontinue offering shares at any time, merge, reorganize itself or any class of shares or cease operations and liquidate.

Who May Want To Invest?

Consider investing in the U.S. Government Money Market Fund or the U.S. Treasury Money Market Fund if you are:

•

Seeking preservation of capital

•

Investing for short-term needs

•

Have a very low risk tolerance

•

Willing to accept lower potential returns in exchange for a higher degree of safety

The U.S. Government Money Market Fund or the U.S. Treasury Money Market Fund will not be appropriate for anyone:

•

Seeking high total returns

•

Pursuing a long-term goal or investing for retirement

Consider investing in the HSBC ESG Prime Money Market Fund if you are:

•

Seeking minimization of (but willing to accept some) principal volatility

•

Investing for short-term needs

•

Have a low risk tolerance

•

Willing to accept lower potential returns in exchange for a higher degree of safety

•

Seeking to invest in a fund that incorporates ESG criteria into its investment process

The ESG Prime Money Market Fund will not be appropriate for anyone:

•

Seeking a stable NAV

•

Seeking high total returns

•

Pursuing a long-term goal or investing for retirement

More Information About Fund Investments

This prospectus describes the Funds’ principal strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities and engage in other investment practices. These securities and investment practices, as well as those described in this prospectus, are described in detail in the Statement of Additional Information (“SAI”). Of course, a Fund cannot guarantee that it will achieve its investment goal.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the SAI and on the Funds’ website at https://investorfunds.us.hsbc.com. To request a copy of the SAI, please refer to the back cover of this prospectus.

24

Fund Management

The Investment Adviser

HSBC Global Asset Management (USA) Inc., 452 Fifth Avenue, New York, New York, 10018, is the investment adviser for the Funds, pursuant to an investment advisory contract (the “Investment Advisory Agreement”) with the Trust. The Adviser is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company (“HSBC”). HSBC currently provides investment advisory services for individuals, trusts, estates and institutions. As of September 30, 2021, the Adviser had approximately $118 billion in assets under management.

Through its portfolio management team, the Adviser makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds’ investment programs pursuant to the Investment Advisory Agreement. The Adviser also provides certain operational support services to the Funds at the annual rate of 0.10% of a Fund’s average daily net assets of Class A, Class C, Class D, Intermediary Class, Intermediary Service Class and Class Y (as applicable), pursuant to an Operational Support Services Agreement, but these fees are not charged to Class E Shares or Class I Shares.

The Trust and the Adviser have each received an exemptive order from the SEC that allows the Adviser to enter into new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with certain unaffiliated subadvisers with the approval of the Board of Trustees of the Trust, but without shareholder approval. None of the Funds currently use the services of a subadviser. However, the conditions under the exemptive order could be applied to the use of one or more unaffiliated subadvisers at a future time. In the future, the Trust and the Adviser may, on behalf of the U.S. Government Money Market Fund and ESG Prime Money Market Fund, receive an additional exemptive order that would allow the Adviser to implement new investment sub-advisory contracts and to make material changes to sub-advisory contracts that may be in effect at the time with subadvisers that are affiliated with the Adviser with the approval of the Board of Trustees, but without shareholder approval. As with the current order, the new order would be subject to certain conditions, including that the U.S. Government Money Market Fund and ESG Prime Money Market Fund would notify shareholders and provide them with certain information upon the hiring of a subadviser.

For advisory and operational support services, during the last fiscal year the Funds paid fees (net of fee waivers) as follows:

Percentage of average net assets for Fiscal Year Ended 10/31/21
U.S. Government Money Market Fund	0.03%
U.S. Treasury Money Market Fund	0.00%

The ESG Prime Money Market Fund has not yet commenced operations at the date of this prospectus. For advisory and operational support services, the Fund will be obligated to pay fees at the annual rate of 0.20% of its average daily net assets for Class D, Intermediary Class, Intermediary Service Class and Class Y, and 0.10% of its average daily net assets for Class I.

The Adviser may voluntarily waive fees and/or reimburse Fund expenses from time to time. For example, the Adviser may voluntarily undertake to waive fees and/or reimburse Fund expenses in the event that a Fund’s yield drops below a designated level. Once started, there is no guarantee that the Adviser will continue to voluntarily waive a portion of its fees and/or reimburse Fund expenses following commencement of such a waiver. and/or reimbursement. Such waivers and/or reimbursements will impact a Fund’s performance. The Adviser has entered into an Expense Limitation Agreement with each Fund with respect to the Class E Shares, Class I Shares, Intermediary Shares and Intermediary Service Shares under which it will limit the total expenses of each respective Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to the annual rates shown in the table below:

	E Shares	I Shares	Intermediary Shares	Intermediary Service Shares
U.S. Government Money Market Fund	0.25%	0.14%	0.18%	0.20%
U.S. Treasury Money Market Fund	0.25%	0.14%	0.18%	0.20%
ESG Prime Money Market Fund	-	0.14%	0.18%	0.20%

Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by a Fund to the Adviser within three years, calculated monthly from when the waiver or reimbursement was recorded, to the extent that the repayment will not cause a Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitations shall be in effect until March 1, 2023. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Agreement between the Trust and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust’s Board of Trustees.

In addition to the contractual expense limitation agreement with the Funds discussed above, in an effort to avoid a negative yield for the Funds, the Adviser, working in conjunction with the Funds’ other service providers, has voluntarily undertaken or will voluntarily undertake, through a combination of waivers and reductions in fees and expenses, including shareholder servicing fees, to temporarily limit net operating expenses in excess of each Fund’s daily yield. The Adviser may terminate these temporary waiver and expense limitation efforts at any time and shareholders should not expect these temporary waiver and expense limitation efforts to continue indefinitely.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement for the U.S. Government Money Market Fund and U.S. Treasury Money Market Fund is available in the Funds’ April 30, 2021 semi-annual report and will be available in the April 30, 2022 semi-annual report. Once the ESG Prime Money Market Fund commences operations, a discussion regarding the basis for the Board of Trustees' approval of the Investment Advisory Agreement will be available in the Fund's first annual or semi-annual report to shareholders.

25

Fund Management

The Distributor, Administrator and Sub-Administrator

The Adviser also serves as the Trust’s administrator (the “Administrator”), and in that role oversees and coordinates the activities of other service providers, and monitors certain aspects of the Trust’s operations. The Administrator has retained Citi Fund Services Ohio, Inc., whose address is 4400 Easton Commons, Suite 200, Columbus, OH 43219, as sub-administrator to the Funds (the “Sub-Administrator”). Administrative services provided by the Administrator and Sub-Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, regulatory and dividend disbursing services.

Foreside Distribution Services, L.P. (the “Distributor”), a member of the Financial Industry Regulatory Authority (“FINRA”), is the Trust’s principal underwriter and acts as the Trust’s distributor in connection with the offering of Fund shares. The Distributor may enter into agreements with banks, broker-dealers, or other financial intermediaries through which investors may purchase or redeem shares.

The SAI has more detailed information about the Adviser, Distributor, Administrator and Sub-Administrator, and other service providers. You can obtain a copy of the SAI on the Funds’ website at https://investorfunds.us.hsbc.com.

26

Shareholder Information

Pricing of Fund Shares

How NAV is Calculated

The NAV for each class of shares is calculated by dividing the total value of a Fund’s investments and other assets attributable to a class, less any liabilities attributable to that class, by the total number of outstanding shares of that class:

NAV =	Total Assets – Liabilities
Number of Shares
Outstanding

The value of assets in the U.S. Government Money Market Fund and U.S. Treasury Money Market Fund's portfolios are determined based on the amortized cost method of valuation. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment.

The value of assets in the ESG Prime Money Market Fund’s portfolio are determined on the basis of their market value, or where market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, based on fair value as determined in good faith in accordance with the procedures established by, and under the general supervision of, the Fund’s Board of Trustees. The securities in which the Fund invests do not typically have readily available market quotations because these securities are not actively traded in the secondary markets. To value these securities, the Adviser may consider evaluated prices from third-party pricing services approved in accordance with the procedures established by, and under the general supervision of, the Fund’s Board of Trustees. Debt obligations with maturities of 60 days or less may be valued at amortized cost (provided that amortized cost is approximately the same as fair value) or on the basis of their market value.

The NAV of the U.S. Government Money Market Fund and the U.S. Treasury Money Market Fund is determined every hour starting at 8:00 a.m. Eastern Time, and the NAV of the ESG Prime Money Market Fund is determined at 8:00 a.m., 12:00 p.m. (noon) and 3:00 p.m. Eastern Time on each day on which U.S. bond markets are open for trading (a “Money Market Business Day”). The final NAV is determined at 5:00 p.m. Eastern Time for the HSBC U.S. Government Money Market Fund and at 2:00 p.m. Eastern Time for the HSBC U.S. Treasury Money Market Fund. The Funds reserve the right to amend the times at which they determine NAV, or to determine NAV more or less frequently. The Funds reserve the right to close early based on recommendations by the Securities Industry and Financial Markets Association. If such closing time is prior to the time at which a Fund currently determines its NAV, the earlier closing time will be treated as the last time by which orders on that Money Market Fund Business Day must be received and NAV is calculated.

An order for shares of any Fund accepted on a Money Market Business Day prior to the last determination of the NAV for that Fund will receive the dividend declared for the Fund on that Money Market Business Day. An order for shares of a Fund accepted on a Money Market Business Day after the last NAV determination for that Fund will be effected at the first NAV determined on the next Money Market Business Day, and will start earning dividends on that Money Market Business Day. Orders for shares accepted on a Money Market Business Day after the last NAV determination will not earn dividends or receive any other compensation until those orders settle the following Money Market Business Day.

If you sell Class C Shares, a contingent deferred sales charge may apply, which would reduce the amount of money paid to you by a Fund. For more information about sales charges, see the section on “Distribution Arrangements/Sales Charges.”

27

Shareholder Information

Purchasing and Adding to Your Shares

Purchasing Shares

You may purchase, redeem or (solely with respect to the U.S. Government Money Market Fund and U.S. Treasury Money Market Fund) exchange shares of the Funds through the Funds’ Transfer Agent or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase, redeem or exchange shares through a bank, broker or other investment representative, that party is responsible for transmitting orders to the Funds’ Transfer Agent and may have an earlier cut-off time for purchase, redemption and exchange orders. Purchase, redemption and exchange orders will be executed at the NAV next calculated after the Funds’ Transfer Agent has received and accepted the order in good order.

In addition, with respect to the U.S. Government Money Market Fund and U.S. Treasury Money Market Fund, certain banks, brokers and other investment representatives are authorized to accept, on behalf of those Funds, purchase, redemption and exchange orders placed by or on behalf of their customers. If a bank, broker or other investment representative is authorized to accept, on behalf of the Trust, purchase, redemption and exchange orders (and provided such authorized agent complies with its agreement with the Trust or the Distributor), a Fund or the Funds’ Transfer Agent will be deemed to have received an order for the purchase, redemption or exchange of Fund shares when the order is received and accepted in good order by such authorized agent, and the order will be executed at the NAV next calculated. Each authorized agent’s agreement with the Trust or the Distributor allows orders to be executed at the NAV next calculated, after the order is received and accepted in good order by such authorized agent, although the order may not be transmitted to the Trust or the Funds’ Transfer Agent until after the time at which a Fund next calculates its NAV.

In general, “good order” means that payment for your purchase and all the information needed to complete your order must be received by a Fund, the Funds’ Transfer Agent or (solely with respect to the U.S. Government Money Market Fund and U.S. Treasury Money Market Fund) their authorized agents before your order is processed. Purchase proceeds must be received by 6:00 p.m. Eastern time.

You should contact the bank, broker or other investment representative through whom you purchase, redeem or exchange shares of the Funds to learn whether it is authorized to accept orders on behalf of the Trust. You should also consult such bank, broker or other investment representative for specific information about the purchase, redemption and/or exchange of Fund shares.

The Funds offer the eight classes of shares (as applicable) described below.

CLASS A SHARES and CLASS Y SHARES are offered to the public, and to customers of shareholder servicing agents and certain securities brokers that have a dealer or shareholder servicing agreement with the Distributor or the Trust, on a continuous basis.

CLASS C SHARES are not offered for sale, but are offered as an exchange option for Class C shareholders of the Trust’s other investment portfolios. See “Exchanging Your Shares.”

CLASS D SHARES are similar to Class A Shares, except that Class D Shares are offered to clients of the Adviser’s affiliates, certain retirement plans, certain institutional clients and some third party providers. Class D Shares are subject to lower shareholder servicing fees.

CLASS E SHARES are offered primarily for investment through portal providers, intermediaries (anyone facilitating the purchase of a Fund by its clients), and institutional direct clients, if they meet the investment minimums on the following page. Purchases and redemptions of Class E Shares may only be made via wire transfer.

CLASS I SHARES are offered primarily for direct investment by institutional investors, such as corporations, foundations, municipalities and other governmental entities, banks, and trust companies, as well as to other investors who meet the investment minimums on the following page. Class I Shares are also available for investment by other investment companies and products advised by the Adviser or its affiliates, employees of the Adviser, and members of the Trust’s Board of Trustees. Purchases and redemptions of Class I Shares may only be made via wire transfer.

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Shareholder Information

Purchasing and Adding to Your Shares

continued

INTERMEDIARY SHARES are offered primarily through intermediaries and bank sweep programs. Purchases and redemptions of Intermediary Shares may only be made via wire transfer.

INTERMEDIARY SERVICE SHARES are offered primarily through intermediaries and bank sweep programs. Purchases and redemptions of Intermediary Service Shares may only be made via wire transfer.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, traveler’s checks and credit card convenience checks are not accepted. Bank starter checks will not be accepted for initial purchases. Purchases of Class I Shares, Class E Shares, Intermediary Shares and Intermediary Service Shares may only be made via wire transfer.

A Fund may reject a purchase order if the Fund considers it in the best interest of the Fund and its shareholders. A Fund has the option of not accepting purchase orders from non-U.S. investors.

Investment minimums for any class may be waived or lowered, at the discretion of the Adviser, for investments in a Fund by clients of the Adviser and its affiliates, or in other situations where the Adviser determines that it is in the best interests of a Fund and its shareholders to do so.

Class A and Class D Shares	Minimum Initial Investment*	Minimum Subsequent Investment*
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25
Class C Shares**	$0	$0
Class E Shares	$10,000,000	$0
Class I Shares***	$50,000,000	$5,000,000
Inter. Shares	$20,000,000	$0
Inter. Serv. Shares	$10,000,000	$0
Class Y Shares	$5,000,000	$0

*	Omnibus accounts are eligible to meet the minimums at the omnibus account level.
**	There is no minimum requirement to exchange in to Class C Shares.
***

Class I Shares are available for investment by investment companies advised by the Adviser and employees of the Adviser, its affiliates and members of the HSBC Funds’ Board of Trustees, without regard to these minimums.

Avoid 24% Tax Withholding

The Funds are required to withhold 24% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with Internal Revenue Service (“IRS”) rules, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid tax withholding, make sure you provide your correct tax identification number (social security number for most investors) on your Account Application and required certifications.

29

Shareholder Information

Purchasing and Adding to Your Shares

continued

Instructions for Opening or Adding to an Account

By Regular Mail or By Overnight Service

Initial Investment:

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

1.

Carefully read, complete, and sign the Account Application. Establishing your account privileges now saves you the inconvenience of having to add them later. A copy of the application can be obtained on the Funds’ website at https://investorfunds.us.hsbc.com.

2.

Make your check payable to “HSBC Funds” and include the name of the appropriate Fund(s) on the check.

3.

Mail to: HSBC Funds, P.O. Box 219691, Kansas City, MO 64121-9691.

Subsequent Investment:

1.

Use the investment slip attached to your account

statement.

Or, if unavailable,

2.

Include the following information in writing:

•

Fund name

•

Share class

•

Amount invested

•

Account name

•

Account number

3.

Mail to: HSBC Funds, P.O. Box 219691, Kansas City, MO 64121-9691.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.

Electronic Purchases

Your bank must participate in the ACH and must be a U.S. bank. Your bank or broker may charge for this service.

Select the electronic purchase option on your Account Application or call 1-800-782-8183. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-782-8183 to arrange a transfer from your bank account.

By Wire Transfer

For information on how to request a wire transfer, call 1-800-782-8183.

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Shareholder Information

Purchasing and Adding to Your Shares

continued

Automatic Investment Plan

You can make automatic investments in the Funds from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you have invested the $250 minimum required to open the account.

To invest regularly from your bank account: Complete the Automatic Investment Plan portion on your Account Application.

Make sure you note:

•

Your bank name, address and account number

•

The amount you wish to invest automatically

(minimum $25)

•

How often you want to invest (every month, 4 times a year, twice a year or once a year)

•

Attach a voided personal check.

To invest regularly from your paycheck or government check:

Call 1-800-782-8183 for an enrollment form.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in the applicable Fund or reinvested in another HSBC Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Funds may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time by calling 1-800-782-8183.

Customer Identification Information

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on U.S. Government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

•

Name;

•

Date of birth (for individuals);

•

Residential or business street address (although post office boxes are still permitted for mailing); and

•

Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive from an investor the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time.

If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

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Shareholder Information

Purchasing and Adding to Your Shares

continued

Restrictions on Offers and Sales to Canadian Residents

The shares described in this prospectus may only be distributed in Canada through HSBC Global Asset Management (Canada) Limited, and this prospectus may not be used to solicit, and will not constitute a solicitation of, an offer to buy shares in Canada unless such solicitation is made by HSBC Global Asset Management (Canada) Limited. A distribution or solicitation may be deemed to occur in Canada where a distribution or solicitation is made to a person (including an individual, corporation, trust, partnership or other entity, or other legal person) resident or otherwise located in Canada at the applicable time. For these purposes, the following persons will generally be considered to be a Canadian resident:

1.

An individual, if

•

the individual’s primary principal residence is located in Canada; or

•

the individual is physically located in Canada at the time of the offer, sale or other relevant activity.

2.

A corporation, if

•

the corporation’s head office or principal office is located in Canada; or

•

securities of the corporation that entitle the holder to elect a majority of the directors are held by Canadian Resident individuals (as described above) or by legal persons resident or otherwise located in Canada; or

•

the individuals that make investment decisions or provide instructions on behalf of the corporation are Canadian Resident individuals (as described above).

3.

A trust, if

•

the principal office of the trust (if any) is located in Canada; or

•

the trustee (or in the case of multiple trustees, the majority of trustees) are Canadian Resident individuals (as described above) or are legal persons resident or otherwise located in Canada; or

•

the individuals that make investment decisions or provide instructions on behalf of the trust are Canadian Resident individuals (as described above).

4.

A partnership, if

•

the partnership’s head office or principal office (if any) is located in Canada; or

•

the holders of the majority of the interests of or in the partnership are held by Canadian Residents (as described above); or

•

the general partner (if any) is a Canadian Resident (as described above); or

•

the individuals that make investment decisions or provide instructions on behalf of the partnership are Canadian Resident individuals (as described above).

32

Shareholder Information

Selling Your Shares

Generally, you may sell your Fund shares at any time. Your sales price will generally be the next NAV calculated after your sell order is received and accepted in good order by a Fund, its transfer agent, or (solely with respect to the U.S. Government Money Market Fund and U.S. Treasury Money Market Fund) your investment representative, as described under “Purchasing Shares” above. You may receive proceeds of your sale in a check, ACH, or federal wire transfer.

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Contingent Deferred Sales Charge

When you sell Class C Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the sections on “Distribution Arrangements/Sales Charges” and “Exchanging Your Shares” for details.

Instructions for Selling Shares

If selling your Fund shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

By Telephone

(unless you have declined telephone sales privileges)

1.

Call 1-800-782-8183 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See “Selling Your Shares—Verifying Telephone Redemptions”)

By Mail or Overnight Service

(See “Selling Your Shares—Redemptions in Writing Required”)

1.

Call 1-800-782-8183 to request redemption forms or write a letter of instruction indicating:

•

your Fund and account number

•

amount you wish to redeem

•

address where your check should be sent

•

account owner’s signature

2.

Mail to: HSBC Funds, P.O. Box 219691, Kansas City, MO 64121-9691.

Wire Transfer

You must select this option on your Account Application. Call 1-800-782-8183 to request a wire transfer. If you call by the cut-off time for redemptions (at 5:00 p.m. Eastern Time for the U.S. Government Money Market Fund,2:00 p.m. Eastern Time for the U.S. Treasury Money Market Fund, and 3:00 p.m. Eastern Time for the ESG Prime Money Market Fund), your payment will normally be wired to your bank on the same business day. Otherwise, it normally will be wired on the following business day. A Fund may, in its sole discretion and subject to the needs of the Fund's Portfolio Management team, seek to satisfy wire transfer requests on an intraday basis.

The Fund may charge a wire transfer fee.

NOTE: Your financial institution may also charge a separate fee.

33

Shareholder Information

Selling Your Shares

continued

Electronic Redemptions

Call 1-800-782-8183 to request an electronic redemption.

Your bank must participate in the ACH and must be a U.S. bank. Your bank may charge for this service.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

•

Make sure you have checked the appropriate box on the Account Application, or call 1-800-782-8183.

•

Include a voided personal check.

•

Your account must have a value of $10,000 or more to start withdrawals.

If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

Redemptions In Writing Required

You must request redemptions in writing for certain types of redemptions from Individual Retirement Accounts (“IRAs”) and for redemption requests requiring a Medallion Signature Guarantee. A Medallion Signature Guarantee for all registered owners or their legal representative is needed in the following situations:

•

You want to redeem shares with a value of $50,000 or more and you want to receive the proceeds in the form of a check;

•

You want your payment sent to an address, bank account or payee other than the one currently designated on your account;

•

You want the redemption proceeds to be transferred to another Fund account with a different registration; or

•

Other unusual situations as determined by the Funds’ transfer agent.

You must obtain a Medallion Signature Guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations that must be considered when requesting their guarantee. The transfer agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

The transfer agent reserves the right to waive signature guarantee requirements, require a signature guarantee under other circumstances or reject or delay a redemption if the signature guarantee is not in good form. Faxed signature guarantees are generally not accepted. A notary public cannot provide a signature guarantee. The transfer agent reserves the right to reject a signature guarantee if it is not provided by a STAMP 2000 Medallion guarantor. The transfer agent may also request a letter from a surviving joint owner before fulfilling a redemption request.

34

Shareholder Information

Selling Your Shares

continued

Non-Financial Transactions

The transfer agent accepts a signature guarantee from a notary public in any of the following non-financial transactions:

•

A change of name;

•

Add or change banking instructions (the bank account must have at least one common owner with the owner of the Fund account);

•

Add or change beneficiaries;

•

Add or change authorized account traders;

•

Add a Power of Attorney;

•

Add or change a Trustee; or

•

A UTMA/UGMA custodian change.

Verifying Telephone Redemptions

The Funds attempt to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Proceeds of telephone redemption requests will be sent to your address of record or authorized account designated in the current records of the Transfer Agent (unless you provide written instructions and a Medallion signature guarantee, indicating another address or account). For the 15-day period following a change of account address, telephone redemptions will only be filled by a wire transfer to the authorized account designated in the current records of the transfer agent. In order to receive the redemption by check during this time period, the redemption request must be in the form of a written letter (a Medallion signature guarantee may be required). Given these precautions, unless you have specifically indicated on your Account Application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders.

Liquidity Fees and Redemption Gates – ESG Prime Money Market Fund only

The Board of Trustees of the ESG Prime Money Market Fund is permitted to impose a liquidity fee (up to 2%) on redemptions from the Fund or a redemption gate to temporarily restrict redemptions from the Fund (up to 10 business days in any 90 day period), in the event that the Fund’s “weekly liquid assets” fall beneath the thresholds listed below. For this purpose, weekly liquid assets are calculated as of the end of each business day. Weekly liquid assets generally include: cash, direct obligations of the U.S. Government, certain U.S. Government agency discount notes with remaining maturities of 60 days or less, securities that will mature or are subject to a demand feature that is exercisable and payable within five business days or amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

•

30% weekly liquid assets—If the Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, and the Board determines it is in the best interests of the Fund, the Board may impose a liquidity fee of no more than 2% of the amount redeemed or a redemption gate that temporarily suspends the right of redemption.

•

10% weekly liquid assets—If the Fund’s weekly liquid assets fall below 10% of the Fund’s total assets, the Fund will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing the fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund.

The Board of Trustees generally expects that a liquidity fee or redemption gate would be imposed during periods of extraordinary market stress, if such fee or gate is ever to be imposed. Liquidity fees and redemptions gates may be terminated at any time in the discretion of the Board and will terminate at the beginning of the next business day once the Fund has invested 30% or more of its total assets in weekly liquid assets. Announcements regarding the imposition of a liquidity fee or redemption gate, or the termination of a liquidity fee or redemption gate, will be filed with the SEC on Form N-CR and will be available on the Fund’s website (www.investorfunds.us.hsbc.com). In addition, the Fund will make such announcements through a supplement to this prospectus and may make such announcements through a press release or by other means.

If the Fund imposes a redemption gate, the Fund and your financial adviser or broker will not accept redemption requests until the Fund has notified shareholders and other parties that the redemption gate has been lifted. Any redemption requests submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to redeem shares once the redemption gate has been lifted, you will need to submit a new request to the Fund or your financial adviser or broker. Unprocessed purchase orders that the Fund received prior to notification of the imposition of a liquidity fee or redemption gate will be canceled unless re-confirmed. Under certain circumstances, the Fund may, in its sole discretion, honor redemption orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption order was submitted to your financial adviser or broker or the Fund’s Transfer Agent before the Fund imposed a liquidity fee or redemption gate.

A liquidity fee imposed by the Fund will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. If the Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

35

Shareholder Information

Selling Your Shares

continued

Redemptions Within 10 Days of Shares Purchased by Check

When you have made an investment by check and subsequently request a redemption you will not receive the redemption proceeds until the Funds’ transfer agent is satisfied that the check has cleared (which may require up to 10 business days).

Redemption Proceeds

The Funds typically expect that they will hold cash or cash equivalents to meet redemption requests. The Funds may also use the proceeds from the sale of portfolio securities to meet redemption requests. In addition, under stressed market conditions, as well as for temporary or emergency purposes, the Funds may distribute redemption proceeds in kind, access a line of credit or overdraft facility, or borrow through other sources to meet redemptions. Redemption proceeds are generally paid in cash, but the Funds reserve the right to pay, above certain limits, all or part of any redemption proceeds in kind, that is, in securities with a market value equal to the redemption price. If the Funds make a payment in kind, the securities will be valued in the same manner as NAV is calculated. The Funds may provide these securities in lieu of cash without prior notice. You would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains you may realize from the sale, or from the sale of securities you receive. Additional information is available in the Funds’ SAI.

Delay or Suspension in Payment of Redemption Proceeds

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, each Fund will redeem the requested shares and make a payment to you in satisfaction thereof no later than the business day following the redemption request. A Fund may postpone and/or suspend redemption and payment beyond one business day only as follows:

•

For any period during which there is a non-routine closure of the Fedwire or applicable Federal Reserve Banks;

•

For any period (1) during which the New York Stock Exchange is closed other than customary week-end and holiday closings or (2) during which trading on the New York Stock Exchange is restricted;

•

For any period during which an emergency exists as a result of which (1) disposal of securities owned by a Fund is not reasonably practicable or (2) it is not reasonably practicable for a Fund to fairly determine the net asset value of its shares;

•

For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

•

For any period that the SEC may by order permit for your protection;

•

For any period during which a Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws; or

•

For any period during which the Board of Trustees of the ESG Prime Money Market Fund has temporarily restricted redemptions from the Fund.

In addition, a temporary hold may be placed on the disbursement of redemption proceeds from an account if there is a reasonable belief that financial exploitation of a Specified Adult (as defined below) has occurred, is occurring, has been attempted, or will be attempted. Notice of such a delay will be provided in accordance with regulatory requirements. This temporary hold will be for an initial period of no more than 15 business days while an internal review of the facts and circumstances of the suspected financial exploitation is conducted, but the temporary hold may be extended for up to 10 additional business days if the internal review supports the belief that financial exploitation has occurred, is occurring, has been attempted, or will be attempted. Both the initial and additional hold on the disbursement may be terminated or extended by a state regulator or an agency or court of competent jurisdiction. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (1) a natural person age 65 and older; or (2) a natural person age 18 and older who is reasonably believed to have a mental or physical impairment that renders the individual unable to protect his or her own interests.

Closing of Small Accounts

If your account falls below $50 due to redemptions, a Fund may ask you to increase your balance. If it is still below $50 after 30 days, a Fund may close your account and send you the proceeds at the current NAV.

Undeliverable or Uncashed Checks

Any check tendered in payment of a redemption transaction that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV. No interest will accrue on amounts represented by uncashed redemption checks.

Any check tendered in payment of dividends or other distributions that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV, and if a Fund cannot locate the shareholder, the dividend option may be changed from cash to reinvest. Distributions are reinvested on the pay date at the NAV determined at the close of business on that date.

Unclaimed Accounts

Per state requirements, property may be transferred to the appropriate state if no activity occurs in the account within the time period specified by state law. Escheatment of an IRA account will be subject to 10% federal withholding tax and treated as a taxable distribution to you.

36

Shareholder Information

Distribution Arrangements/Sales Charges

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Funds.

	Class A Shares	Class C Shares	Class D Shares	Class E Shares	Class I Shares	Intermediary Class Shares	Intermediary Service Class Shares	Class Y Shares
Sales Charge (Load)	No front-end sales charge.	No front-end sales charge. A CDSC may be imposed on shares redeemed within one year after purchase. Shares automatically convert to Class A Shares after 5 years.	No front-end sales charge.	No front-end sales charge.	No front-end sales charge.	No front-end sales charge.	No front-end sales charge.	No front-end sales charge.
Distribution (12b-1) and Servicing Fees	Subject to annual shareholder servicing fees of up to 0.60% of the Fund’s average daily net assets attributable to Class A Shares.	Subject to combined annual distribution and shareholder servicing fees of up to 1.00% of the Fund’s average daily net assets attributable to Class C Shares.	Subject to annual shareholder servicing fees of up to 0.25% of the Fund’s average daily net assets attributable to Class D Shares.	Subject to annual shareholder servicing fees of up to 0.10% of the Fund’s average daily net assets attributable to Class E Shares.	No distribution or servicing fees.	Subject to annual shareholder servicing fees of up to 0.05% of the Fund’s average daily net assets attributable to Intermediary Shares.	Subject to annual shareholder servicing fees of up to 0.10% of the Fund’s average daily net assets attributable to Intermediary Service Shares.	No distribution or servicing fees.
Fund Expenses	Lower annual expenses than C Shares.	Higher annual expenses than Class A, D, E, I, Intermediary, Intermediary Service or Y Shares.	Lower annual expenses than Class A or C Shares.	Lower annual expenses than Class A, C, D or Y Shares.	Lower annual expenses than Class A, C, D, E, Intermediary, Intermediary Service or Y Shares.	Lower annual expenses than Class A, C, D, E, Intermediary Service or Y Shares.	Lower annual expenses than Class A, C, D or E Shares.	Lower annual expenses than Class A, C or D Shares.

Distribution (12b-1) and Shareholder Servicing Fees

The Funds have adopted Distribution (“12b-1”) Plans for Class A, Class C, and Class D Shares. 12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Funds’ shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will decrease the return on your investment and may cost you more than paying other types of sales charges. The Funds have also adopted a Shareholder Services Plan for Class A, Class C, Class D, Class E, Intermediary Shares and Intermediary Service Shares. The Shareholder Services Plan provides that certain financial institutions and securities brokers (“Shareholder Servicing Agents”) provide certain services to the shareholders of the Funds, including performing certain shareholder account, administrative and service functions.

37

Shareholder Information

Distribution Arrangements/Sales Charges

continued

•

The 12b-1 and shareholder servicing fees vary by share class as follows:

•

Class A Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the Class A Shares of a Fund. Class A Shares have a non-compensatory 12b-1 Plan. No payments have been made under this plan and there is no current intention to charge this fee.

•

Class C Shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of the respective classes of a Fund. This will cause expenses for Class C Shares to be higher and dividends to be lower than for Class A, Class D, Class E, Class I, Intermediary, Intermediary Service and Class Y Shares.

•

Class D Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of Class D Shares of a Fund. Class D Shares have a non-compensatory 12b-1 Plan. No payments have been made under this plan and there is no current intention to do so.

•

Class E, Class I, Intermediary, Intermediary Service and Class Y Shares do not pay a 12b-1 fee.

•

The higher 12b-1 fees on Class C Shares, together with the CDSC, help sell Class C Shares without an “up-front” sales charge. In particular, these fees help to defray the costs of advancing brokerage commissions to investment representatives.

•

In addition to the 12b-1 fees, Class A Shares are subject to a shareholder servicing fee of up to 0.60%. Class C and Class D Shares are subject to a shareholder servicing fee of up to 0.25%, Class E Shares are subject to a shareholder servicing fee of up to 0.10%, Intermediary Shares are subject to a shareholder servicing fee of up to 0.05%, and Intermediary Service Shares are subject to a shareholder servicing fee of up to 0.10%. To date, Shareholder Servicing Fees have not exceeded 0.40% for Class A Shares.

•

The aggregate of the 12b-1 fees and shareholder servicing fees will not exceed 0.60% for the Class A Shares, 1.00% for the Class C Shares, and 0.25% for Class D Shares.

Long-term Class C shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and shareholder service fees.

Class C Shares

Investors will only receive Class C Shares of the Funds by exchanging the Class C Shares of other HSBC Funds. If you purchase or exchange Class C Shares of other HSBC Funds for Class C Shares of the Funds and wish to sell your shares, your redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the original purchase of the Class C Shares. The CDSC will be assessed on the lesser of the NAV at the time of redemption or the NAV at the time of purchase.

If you sell some but not all of your Class C Shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first.

Conversion Feature—Class C Shares

•

Class C Shares of the Fund will convert automatically to Class A Shares of the same Fund after five years from the beginning of the calendar month in which the Class C Shares were originally purchased.

•

After conversion, your shares will be subject to the lower combined distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class C Shares.

•

You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

•

If you purchased Class C Shares of one Fund which you exchanged for Class C Shares of another Fund, your holding period will be calculated from the time of your original purchase. The dollar value of Class A Shares you receive will equal the dollar value of the Class C Shares converted.

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Shareholder Information

Distribution Arrangements/Sales Charges

continued

Waiver of CDSC—Class C Shares

The following qualify for waivers of CDSC:

•

Distributions following the death or disability of a shareholder.

•

Redemptions representing the minimum distribution from an IRA or a Custodial Account to a shareholder who has reached age 70 1/2.

•

Redemptions representing the minimum distribution from 401(k) retirement plans where such redemptions are necessary to make distributions to plan participants.

Distribution and Shareholder Servicing Arrangements—Revenue Sharing

The Adviser and/or its affiliates may, out of their own resources, and without cost to any Fund, assist in the sale, distribution and/or servicing of a Fund’s shares. Without limiting the foregoing, the Adviser and/or its affiliates may, out of their own resources, and without cost to any Fund, provide compensation to selected financial intermediaries for marketing and/or shareholder recordkeeping, processing, accounting and/or other administrative services in connection with the sale, distribution and/or servicing of shares and shareholders of the Fund. These payments, which may be significant, are not paid by the Funds, and therefore, do not increase Fund expenses. Accordingly, these payments are not included in the fee and expense tables in this Prospectus. In addition, these payments do not change the price paid by shareholders for the purchase of Fund shares, the amount the Funds receive as proceeds from such sales or the fees and expenses paid by the Funds. Historically, these payments have generally been structured as a percentage of average net assets attributable to the financial intermediary, but may also be structured as a fixed dollar amount, or a combination of the two, or may be calculated on another appropriate basis. These payments are in addition to commissions and 12b-1 fees, shareholder servicing fees and sales charges borne by shareholders. The making of these payments creates a conflict of interest for a financial intermediary receiving such payments to recommend the Funds over another investment. Shareholders should ask their financial intermediaries about how they will be compensated for investments made in the Funds. For additional information about these arrangements and payments, please see the “Payments to Financial Intermediaries” section of the SAI.

Exchanging Your Shares U.S. Government Money Market Fund and U.S. Treasury Money Market Fund only

If exchanging your shares through your financial adviser or broker, ask him or her for exchange procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your exchange. For all other redemption transactions, follow the instructions below.

You can exchange your shares of a Fund for shares of the same class of another HSBC Fund, usually without paying additional sales charges (see “Notes on Exchanges”). Transaction fees are generally not charged for exchanges.

You must meet the minimum investment requirements for the HSBC Fund into which you are exchanging. Exchanges from one HSBC Fund to another are taxable.

Instructions for Exchanging Shares

Exchanges may be made by sending a written request to HSBC Funds, P.O. Box 219691, Kansas City, MO 64121-9691 or by calling 1-800-782-8183. Please provide the following information:

•

Your name and telephone number

•

The exact name on your account and account number

•

Taxpayer identification number (usually your social security number)

•

Dollar value or number of shares to be exchanged

•

The name of the Fund from which the exchange is to be made

•

The name of the Fund into which the exchange is being made

39

Shareholder Information

Exchanging Your Shares

continued

See “Selling Your Shares” for important information about telephone transactions.

To prevent disruption in the management of the Funds due to market timing strategies, exchange activity may be limited.

Notes on Exchanges

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

See “Taxes” for important information about the tax consequences to you if you dispose of your shares in a Fund, including through exchange. Please also be sure to read carefully the prospectus of any HSBC Fund into which you wish to exchange shares.

Class A Shares of any Fund in the HSBC Funds may be exchanged for Class D Shares of the Funds only if you are otherwise eligible to receive them. In all other cases, you will receive Class A Shares of the Funds in exchange for your Class A Shares of any of the HSBC Funds.

Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of prospectuses, annual reports and semi-annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Funds intend to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectuses and shareholder reports, please contact your financial adviser or registered representative at the institution where you have your account.

If you are a client of HSBC Securities (USA) Inc., please send your request to the address below:

HSBC Securities (USA) Inc.

P.O. Box 4217

Buffalo, NY 14240-8929

If you have any questions about the delivery of shareholder documents, please call 1-800-662-3343.

If your account is held directly with a Fund, please mail your request to the address below:

HSBC Funds

P.O. Box 219691

Kansas City, MO 64121-9691

If you have any questions regarding the delivery of shareholder documents, please call 1-800-782-8183 for Retail Investors and 1-877-244-2424 for Institutional Investors.

The Funds will begin sending you individual copies of prospectuses and shareholder reports thirty days after receiving your request.

Other Information

The prospectus and SAI, related regulatory filings, and any other Fund communications or disclosure documents do not purport to create any contractual obligations between a Fund and shareholders. Each Fund may amend any of these documents or enter into (or amend) a contract on behalf of the Fund without shareholder approval except where shareholder approval is specifically required. Furthermore, shareholders are not intended to be third-party beneficiaries of any contracts entered into by (or on behalf of) a Fund, including contracts with the Adviser or other parties who provide services to the Fund.

40

Shareholder Information

Dividends, Distributions and Taxes

Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for Class A Shares than for Class C Shares, because Class A Shares have lower operating expenses. Class D Shares receive a higher dividend than Class A Shares because Class D Shares have lower operating expenses. Class E Shares, Class I Shares, Intermediary Shares, Intermediary Service Shares and Class Y Shares receive the highest dividends because they have the lowest operating expenses. Net capital gains, if any, are distributed at least annually.

Net long-term capital gains distributions, if any, are made on a per share basis regardless of how long you’ve owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution, which will generally be taxable. To the extent permitted by law, a Fund retains the right to temporarily suspend paying dividends if it is believed to be in the best interest of the Fund.

From time to time, a portion of a Fund’s distributions may constitute a return of capital for tax purposes, and/or may include amounts in excess of a Fund’s net investment income for the period calculated in accordance with generally accepted accounting principles.

Taxes

The following information related to tax matters is meant as a general summary for U.S. taxpayers. Please see the Funds’ SAI for more information. Because everyone’s tax situation is unique, you should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

•

A Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

•

Any income a Fund receives and any capital gain that a Fund realizes is paid out, less expenses, to its shareholders.

•

A Fund will generally pay dividends from net investment income on a monthly basis and any net long-term capital gains will generally be distributed at least on an annual basis. Unless a shareholder elects to receive dividends and distributions in cash, dividends and distributions will be automatically invested in additional shares of the Fund. Dividends and distributions are treated in the same manner for federal and state income tax purposes whether you receive them in cash or in additional shares.

•

Dividends from the Funds are generally not eligible for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock.

•

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

•

Dividends attributable to interest income are generally taxable as ordinary income.

•

If a Fund reports a dividend as a capital gain distribution (e.g., when the Fund has a gain from the sale of an asset the Fund held for more than one year), you will pay tax on that distribution at the long-term capital gains tax rate, no matter how long you have held your Fund shares.

•

Distributions of short-term capital gain (e.g., when the Fund has a gain from the sale of an asset it held for one year or less) are taxable at ordinary income tax rates.

41

Shareholder Information

Dividends, Distributions and Taxes

continued

•

Dividends are taxable in the year in which they are paid or deemed paid, even if they appear on your account statement the following year. If a Fund declares a dividend in October, November, or December of a year and distributes the dividend in January of the next year, you may be taxed as if you received it in the year declared rather than the year received.

•

There may be tax consequences to you if you dispose of your shares in a Fund, for example, through redemption, exchange or sale. The amount of any gain or loss and the rate of tax will depend mainly upon how much you paid for the shares, how much you sell them for, and how long you held them. For ESG Prime Money Market Fund, because the Fund does not seek to maintain a stable price per share, when you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Capital losses in any year are deductible only to the extent of capital gains, plus, in the case of a non-corporate taxpayer, generally $3,000 of income. Certain other special tax rules may apply to your capital gains or losses on the Fund’s shares.

•

Because the U.S. Government Money Market Fund and U.S. Treasury Money Market Fund intend to maintain a stable NAV per share of $1.00, shareholders will typically not recognize gain or loss when they sell or exchange their shares because the amount realized will be the same as their tax basis in the shares.

•

With respect to any gain or loss recognized on the sale or exchange of shares of the ESG Prime Money Market Fund, unless you choose to adopt a simplified “NAV method” of accounting (described below), this capital gain or loss is long-term or short-term depending on whether your holding period exceeds one year. If you elect to adopt the NAV method of accounting, rather than compute gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.

•

Information regarding the federal tax status of distributions made by the Funds will be mailed by February 15th of each year. The notice will tell you which dividends and redemptions must be treated as taxable ordinary income and which (if any) are short-term or long-term capital gain. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

•

Distributions in excess of a Fund’s current and accumulated earnings and profits are treated as a tax-free return of your investment to the extent of your basis in the shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of your investment, reduces your basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of shares. A distribution will reduce a Fund’s NAV per share and may be taxable to you as ordinary income or capital gain even though, from an economic standpoint, the distribution may constitute a return of capital.

•

As with all mutual funds, the Funds may be required to withhold U.S. federal income tax at the rate of 24% of all taxable distributions payable to you if you fail to provide the Funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding, which is applicable to all U.S. citizens, is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

•

Foreign shareholders are generally subject to special withholding requirements. If a Fund elects to report distributions of U.S. source interest and short-term capital gains, such distributions may be paid to foreign shareholders free of withholding. A Fund has the option of not accepting purchase orders from non-U.S. investors.

•

If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends or capital gains until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

•

There is a penalty on certain pre-retirement distributions from retirement accounts.

•

The Funds are required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required.

•

For ESG Prime Money Market Fund, if a liquidity fee is imposed in connection with the redemption of your shares, the IRS will require you to report any gain or loss recognized from your redemption. If you held your shares as a capital asset, the gain or loss that you recognize will be a capital gain or loss, and will be long-term or short-term, generally depending on how long you have held your shares. Any liquidity fees you incur on shares redeemed will generally decrease the amount of any capital gain (or increase the amount of any capital loss) you recognize with respect to such redemption.

•

Because the U.S. Government Money Market Fund's and U.S. Treasury Money Market Fund’s distributions relate to U.S. Treasury interest, the Fund’s distributions may be exempt from state or local income tax in certain jurisdictions. Please consult your tax advisor.

42

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years, or, if shorter, the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information audited by PricewaterhouseCoopers LLP, whose reports, along with each of the Fund’s financial statements, is incorporated herein by reference and included in the Fund’s annual report, which is available upon request.

As of the fiscal year ended October 31, 2021, the ESG Prime Money Market Fund had not commenced operations, therefore, there is no financial information available to report at this time.

43

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities			Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions)(b)
Class A Shares
Year Ended October 31, 2021	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.01%	$1,766	0.08%	0.01%	0.64%
Year Ended October 31, 2020	1.00	—	—	—	—	—	—	1.00	0.38%	1,675	0.42%	0.46%	0.65%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.71%	2,923	0.63%	1.70%	0.63%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.05%	2,728	0.63%	1.08%	0.65%
Year Ended October 31, 2017	1.00	—	—	—	—	—	—	1.00	0.22%	1,998	0.59%	0.23%	0.68%
Class D Shares
Year Ended October 31, 2021	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.01%	$1,680,757	0.08%	0.01%	0.49%
Year Ended October 31, 2020	1.00	—	—	—	—	—	—	1.00	0.44%	2,484,374	0.32%	0.39%	0.50%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.87%	1,910,115	0.48%	1.84%	0.51%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.20%	1,648,226	0.48%	1.19%	0.51%
Year Ended October 31, 2017	1.00	—	—	—	—	—	—	1.00	0.34%	1,645,222	0.47%	0.32%	0.54%
Class E Shares
October 31, 2016 through August 10, 2017(c)	$1.00	—	—	—	—	—	—	$1.00	0.26%	—	0.23%	0.33%	0.29%
Class I Shares
Year Ended October 31, 2021	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.03%	$29,897,234	0.06%	0.03%	0.14%
Year Ended October 31, 2020	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.65%	27,383,086	0.12%	0.44%	0.15%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.23%	13,988,739	0.12%	2.19%	0.16%
Year Ended October 31, 2018	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.57%	6,400,700	0.12%	1.52%	0.16%
Year Ended October 31, 2017	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.69%	7,853,457	0.12%	0.71%	0.18%
Intermediary Class Shares
Year Ended October 31, 2021	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.02%	$1,237,168	0.07%	0.01%	0.29%
Year Ended October 31, 2020	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.62%	441,888	0.16%	0.63%	0.30%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.20%	504,329	0.15%	2.09%	0.30%
Year Ended October 31, 2018	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.52%	164,082	0.16%	1.57%	0.31%
Year Ended October 31, 2017	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.63%	19,694	0.18%	0.65%	0.33%

44

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Financial Highlights (continued)

		Investment Activities			Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions)(b)
Intermediary Service Class Shares
Year Ended October 31, 2021	$1.00	$ —	$ —	$ —	$ —	$ —	$ —	$1.00	0.02%	$1,026,492	0.07%	0.01%	0.34%
Year Ended October 31, 2020	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.60%	329,786	0.17%	0.39%	0.35%
Year Ended October 31, 2019	$1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.17%	146,441	0.18%	2.15%	0.36%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.50%	184,921	0.18%	1.70%	0.36%
Year Ended October 31, 2017	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.61%	57,042	0.20%	0.63%	0.39%
Class Y Shares
Year Ended October 31, 2021	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.01%	$1,386,114	0.08%	0.01%	0.24%
Year Ended October 31, 2020	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.56%	1,274,781	0.21%	0.63%	0.25%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.12%	1,938,856	0.23%	2.10%	0.26%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.45%	1,757,925	0.23%	1.43%	0.26%
Year Ended October 31, 2017	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.58%	2,402,354	0.23%	0.53%	0.29%

(a)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(b)	Annualized for periods less than one year.
(c)	Closed operations on August 10, 2017.
Amounts designated as “—” are $0.00 or have been rounded to $0.00.

45

HSBC U.S. TREASURY MONEY MARKET FUND

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities			Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions)(b)
Class D Shares
Year Ended October 31, 2021	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.02%	$120,467	0.06%	0.02%	0.51%
Year Ended October 31, 2020	1.00	—	—	—	—	—	—	1.00	0.44%	146,852	0.35%	0.42%	0.52%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.79%	143,506	0.50%	1.79%	0.53%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.17%	308,136	0.50%	1.12%	0.53%
Year Ended October 31, 2017	1.00	—	—	—	—	—	—	1.00	0.29%	257,062	0.49%	0.28%	0.55%
Class E Shares
October 31, 2016 through August 10, 2017(c)	$1.00	—	—	—	—	—	—	$1.00	0.29%	$—	0.25%	0.37%	0.29%
Class I Shares
Year Ended October 31, 2021	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.01%	$1,318,598	0.06%	0.02%	0.16%
Year Ended October 31, 2020	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.64%	2,278,404	0.14%	0.37%	0.16%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	$1.00	2.16%	879,396	0.14%	2.13%	0.18%
Year Ended October 31, 2018	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.54%	707,804	0.14%	1.53%	0.18%
Year Ended October 31, 2017	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.64%	861,944	0.14%	0.65%	0.19%
Intermediary Class Shares
Year Ended October 31, 2021	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.01%	$350,940	0.06%	0.01%	0.31%
Year Ended October 31, 2020	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.63%	265,607	0.16%	0.48%	0.32%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.14%	165,842	0.16%	2.10%	0.33%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.49%	169,827	0.16%	1.54%	0.33%
Year Ended October 31, 2017	1.00	—	—	—	—	—	—	1.00	0.44%	1	0.18%	0.44%	0.34%
Intermediary Service Class Shares
Year Ended October 31, 2021	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.01%	$794,437	0.06%	0.00%	0.36%
Year Ended October 31, 2020	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.61%	176,037	0.17%	0.47%	0.37%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.12%	86,073	0.18%	2.10%	0.38%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.49%	51,220	0.18%	1.54%	0.38%
Year Ended October 31, 2017	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.58%	22,016	0.20%	0.58%	0.40%

46

HSBC U.S. TREASURY MONEY MARKET FUND

Financial Highlights (continued)

		Investment Activities			Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions)(b)
Class Y Shares
Year Ended October 31, 2021	$1.00	$—	—	$—	$—	—	$—	$1.00	0.01%	$440,144	0.06%	0.02%	0.26%
Year Ended October 31, 2020	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.56%	536,101	0.22%	0.63%	0.27%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.05%	751,584	0.25%	2.03%	0.28%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.43%	697,972	0.25%	1.37%	0.28%
Year Ended October 31, 2017	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.53%	1,101,219	0.25%	0.56%	0.29%

(a)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(b)	Annualized for periods less than one year.
(c)	Closed operations on August 10, 2017.
Amounts designated as “—” are $0.00 or have been rounded to $0.00.

47

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-annual Reports:

The Funds’ annual and semi-annual reports to shareholders (when available) contain additional information on the Funds’ investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and legally considered a part of this prospectus.

You can get free copies of the Funds’ annual and semi-annual reports and the SAI and prospectuses of other funds in the HSBC Family of Funds from the Funds’ website at https://investorfunds.us.hsbc.com. You can also obtain these items or request other information, and discuss your questions about the Funds, by contacting a broker or bank through which shares of the Funds may be purchased or sold, or contact the Funds at:

HSBC Funds P.O. Box 219691 Kansas City, MO 64121-9691 Telephone: 1-800-782-8183 for Retail Investors 1-877-244-2424 for Institutional Investors

You can review and copy the Funds’ annual and semi-annual reports and SAI for free from the SEC’s Website at www.sec.gov or you can obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Investment Company Act File No. 811-04782

00271516

48

HSBC Global Asset Management (USA) Inc.

HSBC Funds
Prospectus
February 28, 2022

EQUITY FUND	Class A	Class C	Class I
HSBC Opportunity Fund	HSOAX	HOPCX	RESCX

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF HSBC BANK USA, N.A. AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HSBC Funds	Table of Contents

Summary Section
This section summarizes the Fund's investment objective, strategies, fees, risks, and past performance, and provides other information about your account.	3	HSBC Opportunity Fund

Additional Information About the Fund’s Investment Strategies and Risks
This section provides additional details about the Fund's investment strategies and risks.	13	More About Risks and Investment Strategies
	14	Investment Risks of the Fund
	20	More Information About Indices
	20	Who May Want to Invest?
	21	More Information About Fund Investments
	21	Portfolio Holdings
	21	The Two-Tier Fund Structure
Fund Management
Review this section for details on the people and organizations who provide services to the Fund.	22	The Investment Adviser and Subadviser
	23	Portfolio Managers
	24	The Distributor, Administrator and Sub-Administrator

Shareholder Information
Review this section for additional information, including for information on how shares are valued, and how to purchase, sell and exchange shares. This section also describes related charges, and payments of dividends and distributions.	25	Pricing of Fund Shares
	27	Purchasing and Adding to Your Shares
	33	Selling Your Shares
	37	Distribution Arrangements/Sales Charges
	41	Distribution and Shareholder Servicing Arrangements— Revenue Sharing
	41	Exchanging Your Shares
	42	Delivery of Shareholder Documents
	42	Other Information
	43	Dividends, Distributions and Taxes
Financial Highlights
Review this section for details on selected financial statements of the Fund.	46	HSBC Opportunity Fund

2

HSBC Opportunity Fund
Summary Section

Class A and Class C Shares

Investment Objective

The investment objective of the HSBC Opportunity Fund (the “Opportunity Fund” or “Fund”) is long-term growth of capital.

Fees and Expenses of the Fund^

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 37 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 66.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.00%	None
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C
Management Fee	0.80%	0.80%
Distribution (12b-1) Fee	0.00%	0.75%
Other Expenses:
Shareholder Servicing Fee	0.25%	0.25%
Other Operating Expenses	5.95%	5.95%
Total Other Expenses	6.20%	6.20%
Total Annual Fund Operating Expenses	7.00%	7.75%[1]
Fee Waiver and/or Expense Reimbursement[2]	5.35%	5.35%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.65%	2.40%

^	This table reflects the combined fees and expenses for both the Fund and the HSBC Opportunity Portfolio (“Opportunity Portfolio” or “Portfolio”).
[1]	The Total Annual Fund Operating Expenses have been restated to reflect current expenses.
[2]

HSBC Global Asset Management (USA) Inc., the Portfolio’s investment adviser (the “Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies other than the Portfolio) to an annual rate of 1.65% for Class A Shares and 2.40% for Class C Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years, calculated monthly from when the waiver or reimbursement was recorded, to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2023. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between HSBC Funds (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Fund.

3

HSBC Opportunity Fund
Summary Section

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the combined fees and expenses of the Fund and the Portfolio. The Example takes the Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$659	$2,007	$3,300	$6,351
Class C Shares	$343	$1,790	$3,253	$6,308

For the share class listed below, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$243	$1,790	$3,253	$6,308

The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your cost would be higher.

Portfolio Turnover

The Opportunity Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 78% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio, which has the same investment objective as the Fund. For simplicity purposes, this prospectus may use the term “Fund” to include the Portfolio. The Fund seeks to achieve its investment objective by investing, under normal circumstances, primarily in equity securities of small and mid-cap companies. Small and mid-cap companies generally are defined as those companies with market capitalizations within the range represented in the Russell 2500® Growth Index (as of January 13, 2022, between approximately $28.87 million and $25.38 billion), the Fund’s broad-based securities market index.

The Fund may also invest in equity securities of larger, more established companies and may invest up to 20% of its assets in securities of foreign companies.

Westfield Capital Management Company, L.P., the Portfolio’s subadviser (“Subadviser”), selects securities based upon fundamental analysis of the company’s cash flow, industry position, potential for high-profit margins, and strength of management, as well as other factors. As research specialists, the Subadviser considers all fundamental factors to be important, and in specific industries, some may be more important than others; however, the Subadviser considers earnings growth to be the most integral to its stock selection process. The Subadviser uses a bottom-up, as opposed to a top-down, investment style to select investments that it believes offer superior prospects for growth and are either:

•

early in their cycle but which the Subadviser believes have the potential to become major enterprises, or

•

are major enterprises whose rates of earnings growth the Subadviser expects to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.

The Subadviser employs a growth at a reasonable price investment style and favors investing in earnings growth stocks given the Subadviser’s conviction that stock prices follow earnings progress and that they offer the best investment opportunities. The Subadviser believes that growth companies with accelerating or underappreciated earnings potential are best identified through in-depth, fundamental, bottom-up research, which is covered vertically by industry group. The Subadviser follows several industries using a broad information network that includes company managements, suppliers, end-users, competitors and Wall Street sources to identify and evaluate companies capable of providing consistently high or accelerating earnings growth. The Subadviser believes these growth companies to have products, technologies, management, markets or opportunities which will potentially facilitate earnings growth over time that may be above the growth rate of the overall economy and the rate of inflation. Investments in growth companies may include securities listed on a securities exchange or traded in the over-the-counter markets.

The Fund will invest primarily in common stocks, but may, to a limited extent, seek appreciation in other types of securities, such as American Depositary Receipts, foreign securities listed on U.S. securities exchanges and real estate investment trusts when relative values and market conditions make such purchases appear attractive.

4

HSBC Opportunity Fund
Summary Section

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

•

American Depositary Receipts (“ADRs”) Risk: The Fund’s investments may take the form of ADRs. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. ADRs involve many of the same risks of investing directly in foreign securities, and may also involve risks not experienced when investing directly in the equity securities of an issuer, including the risk that the ADRs may be less liquid than the underlying shares in their primary foreign trading market or that unsponsored depositary receipts may not provide as much information about the underlying issuer.

•

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance. The Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, even if such hedging techniques are employed, there is no assurance that they will be successful.

•

Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day. Equity securities that are traded in the over-the-counter markets (rather than on a securities exchange) are generally less liquid and generally subject to less onerous corporate disclosure and governance standards. The risks of investing in equity securities also include:

•

Style Risk: The risk that use of a growth or value investing style may fall out of favor in the marketplace for various periods of time. Growth stock prices reflect projections of future earnings or revenues and may decline dramatically if the company fails to meet those projections. A value stock may not increase in price as anticipated if other investors fail to recognize the company’s value.

•

Capitalization Risk: Investments in medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, more difficult to value accurately, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure. Stocks of smaller capitalization companies generally have more risk than larger and medium capitalization companies. Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments.

•

Issuer Risk: An issuer’s earnings prospects and overall financial position may deteriorate, causing a decline in the Fund’s net asset value.

•

Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, social, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; the imposition of exchange controls, confiscation of assets and property and other government restrictions (e.g., sanctions or tariffs) by the United States or other countries; expropriation or confiscatory taxation; imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains); and different accounting, financial reporting, corporate disclosure and governance standards.

•

Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

•

Real Estate Investment Trust (“REIT”) Risk: The Fund’s investments may take the form of REITs. The securities of REITS may involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions, and other factors. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents and other economic, political or regulatory matters affecting the real estate industry. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

5

HSBC Opportunity Fund
Summary Section

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year-to-year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares and how performance has varied from year to year. The returns for Class C Shares will differ from the Class A Shares’ returns shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class A Shares
(Excluding sales charges, which if included, would cause returns to be lower.)

18.41%
36.23%
6.80%
-5.09%
2.39%
29.58%
-8.90%
33.85%
32.91%
15.69%
2012
2013
2014
2015
2016
2017
2018
2019
2020
2021

Best Quarter:	6/30/2020	34.71%
Worst Quarter:	3/31/2020	-25.92%

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class C Shares may vary. The table further compares the Fund's performance over time to that of the Russell 2500® Growth Index.

Average Annual Total Returns^ (for the periods ended December 31, 2021)

	Inception Date	1 Year	5 Years	10 Years	Since Inception
Class A Return Before Taxes	Sept. 23, 1996	9.90%	18.22%	14.48%	10.97%
Class A Return After Taxes on Distributions	Sept. 23, 1996	-0.63%	13.28%	10.83%	8.34%
Class A Return After Taxes on Distributions and Sale of Fund Shares	Sept. 23, 1996	9.42%	13.13%	10.78%	8.37%
Class C Return Before Taxes (with applicable CDSC)	Nov. 4, 1998	14.81%	18.61%	14.64%	11.23%
Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)	—	5.04%	17.65%	15.75%	9.61%*

^

During the year ended December 31, 2007, the Portfolio received a one-time reimbursement from the Adviser related to past marketing arrangements. During the years ended December 31, 2010, 2011, 2012 and 2013, the Portfolio received payments in respect of class action settlements and during the year ended December 31, 2010, the Fund received a one-time payment in respect of a class action settlement, which had the result of increasing the Portfolio’s and the Fund’s total return. As a result, the Fund’s total return for the years ended December 31, 2007, 2010, 2011, 2012 and 2013 were higher than they would have been had the Fund and the Portfolio not received the payments.

*	Since September 23, 1996.

6

HSBC Opportunity Fund
Summary Section

Investment Advisers

HSBC Global Asset Management (USA) Inc. is the Portfolio’s investment adviser. Westfield Capital Management Company, L.P. is the Portfolio’s subadviser.

Portfolio Managers

Investment decisions for the Portfolio are made by consensus of the Investment Committee (the “Committee”), which is chaired by William A. Muggia, President, Chief Executive Officer and Chief Investment Officer of the Subadviser. Although the Committee collectively acts as portfolio manager for the Portfolio, Westfield lists the following Committee members, based either on seniority or role within the committee, as having day-to-day management responsibilities for the Portfolio: William A. Muggia; Richard D. Lee, CFA, Managing Partner and Deputy Chief Investment Officer of the Subadviser; Ethan J. Myers, CFA, Managing Partner and Director of Research of the Subadviser; and John M. Montgomery, Managing Partner, Portfolio Strategist and Chief Operating Officer of the Subadviser. Messrs. Muggia and Meyers have been managers of the Portfolio since 2003, Mr. Lee has been a manager of the Portfolio since 2004, and Mr. Montgomery has been a manager of the Portfolio since 2006.

Purchasing and Selling Your Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (HSBC Funds, P.O. Box 219691, Kansas City, MO 64121-9691), wire transfer or telephone at 1-800-782-8183. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment*
Class A or C Shares
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25

*	Omnibus accounts are eligible to meet the minimums at the omnibus account level.

Tax Information

The Fund intends to declare and pay dividends from net investment income, if any, semi-annually. The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser, the distributor and/or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information.

7

HSBC Opportunity Fund
Summary Section

Class I Shares

Investment Objective

The investment objective of the HSBC Opportunity Fund (the “Opportunity Fund” or “Fund”) is long-term growth of capital.

Fees and Expenses of the Fund^

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. The table does not take into account brokerage commissions that you may pay on your purchases of Class I Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management Fee	0.80%
Distribution (12b-1) Fee	0.00%
Other Expenses:
Shareholder Servicing Fee	0.00%
Other Operating Expenses	1.08%
Total Other Expenses	1.08%
Total Annual Fund Operating Expenses	1.88%
Fee Waiver and/or Expense Reimbursement[1]	0.78%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.10%

^	This table reflects the combined fees and expenses for both the Fund and the HSBC Opportunity Portfolio (“Opportunity Portfolio” or “Portfolio”).
[1]

HSBC Global Asset Management (USA) Inc., the Portfolio’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies other than the Portfolio) to an annual rate of 1.10% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years, calculated monthly from when the waiver or reimbursement was recorded, to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2023. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between HSBC Funds (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust’s Board of Trustees.

8

HSBC Opportunity Fund
Summary Section

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the combined fees and expenses of the Fund and the Portfolio. The Example takes the Expense Limitation Agreement into account for the first year only. The Example does not take into account brokerage commissions that you may pay on your purchases of Class I Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$112	$515	$944	$2,137

Portfolio Turnover

The Opportunity Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 78% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio, which has the same investment objective as the Fund. For simplicity purposes, this prospectus may use the term “Fund” to include the Portfolio. The Fund seeks to achieve its investment objective by investing, under normal circumstances, primarily in equity securities of small and mid-cap companies. Small and mid-cap companies generally are defined as those companies with market capitalizations within the range represented in the Russell 2500® Growth Index (as of January 13, 2022, between approximately $28.87 million and $25.38 billion), the Fund’s broad-based securities market index.

The Fund may also invest in equity securities of larger, more established companies and may invest up to 20% of its assets in securities of foreign companies.

Westfield Capital Management Company, L.P., the Portfolio’s subadviser (“Subadviser”), selects securities based upon fundamental analysis of the company’s cash flow, industry position, potential for high-profit margins and strength of management, as well as other factors. As research specialists, the Subadviser considers all fundamental factors to be important, and in specific industries, some may be more important than others; however, the Subadviser considers earnings growth to be the most integral to its stock selection process. The Subadviser uses a bottom-up, as opposed to a top-down, investment style to select investments that it believes offer superior prospects for growth and are either:

•

early in their cycle but which the Subadviser believes have the potential to become major enterprises, or

•

are major enterprises whose rates of earnings growth the Subadviser expects to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand or basic changes in the economic environment.

The Subadviser employs a growth at a reasonable price investment style and favors investing in earnings growth stocks given the Subadviser’s conviction that stock prices follow earnings progress and that they offer the best investment opportunities. The Subadviser believes that growth companies with accelerating or underappreciated earnings potential are best identified through in-depth, fundamental, bottom-up research, which is covered vertically by industry group. The Subadviser follows several industries using a broad information network that includes company managements, suppliers, end-users, competitors and Wall Street sources to identify and evaluate companies capable of providing consistently high or accelerating earnings growth. The Subadviser believes these growth companies to have products, technologies, management, markets or opportunities which will potentially facilitate earnings growth over time that may be above the growth rate of the overall economy and the rate of inflation. Investments in growth companies may include securities listed on a securities exchange or traded in the over-the-counter markets.

The Fund will invest primarily in common stocks, but may, to a limited extent, seek appreciation in other types of securities, such as American Depositary Receipts, foreign securities listed on U.S. securities exchanges and real estate investment trusts when relative values and market conditions make such purchases appear attractive.

9

HSBC Opportunity Fund
Summary Section

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

•

American Depositary Receipts (“ADRs”) Risk: The Fund’s investments may take the form of ADRs. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. ADRs involve many of the same risks of investing directly in foreign securities and may also involve risks not experienced when investing directly in the equity securities of an issuer, including the risk that the ADRs may be less liquid than the underlying shares in their primary foreign trading market or that unsponsored depositary receipts may not provide as much information about the underlying issuer.

•

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance. The Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, even if such hedging techniques are employed, there is no assurance that they will be successful.

•

Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day. Equity securities that are traded in the over-the-counter markets (rather than on a securities exchange) are generally less liquid and generally subject to less onerous corporate disclosure and governance standards. The risks of investing in equity securities also include:

•

Style Risk: The risk that use of a growth or value investing style may fall out of favor in the marketplace for various periods of time. Growth stock prices reflect projections of future earnings or revenues and may decline dramatically if the company fails to meet those projections. A value stock may not increase in price as anticipated if other investors fail to recognize the company’s value.

•

Capitalization Risk: Investments in medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, more difficult to value accurately, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure. Stocks of smaller capitalization companies generally have more risk than larger and medium capitalization companies. Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments.

•

Issuer Risk: An issuer’s earnings prospects and overall financial position may deteriorate, causing a decline in the Fund’s net asset value.

•

Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, social, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; the imposition of exchange controls, confiscation of assets and property and other government restrictions (e.g., sanctions or tariffs) by the United States or other countries; expropriation or confiscatory taxation; imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains); and different accounting, financial reporting, corporate disclosure and governance standards.

•

Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

•

Real Estate Investment Trust (“REIT”) Risk: The Fund’s investments may take the form of REITs. The securities of REITS may involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

10

HSBC Opportunity Fund
Summary Section

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year-to-year performance and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class I Shares and how performance has varied from year to year.

Annual Total Returns as of 12/31 for Class I Shares

18.90%
36.91%
7.32%
-4.49%
2.93%
30.14%
-8.41%
34.29%
33.37%
16.21%
2012
2013
2014
2015
2016
2017
2018
2019
2020
2021

Best Quarter:	6/30/2020	34.47%
Worst Quarter:	3/31/2020	-25.58%

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table further compares the Fund's performance over time to that of the Russell 2500® Growth Index.

Average Annual Total Returns^ (for the periods ended December 31, 2021)

	Inception Date	1 Year	5 Years	10 Years	Since Inception
Class I Return Before Taxes	Sept. 3, 1996	16.21%	19.93%	15.60%	12.08%
Class I Return After Taxes on Distributions	Sept. 3, 1996	-3.02%	12.68%	10.81%	9.04%
Class I Return After Taxes on Distributions and Sale of Fund Shares	Sept. 3, 1996	15.66%	13.96%	11.44%	9.28%
Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)	—	5.04%	17.65%	15.75%	9.75%*

^

During the year ended December 31, 2007, the Portfolio received a one-time reimbursement from the Adviser related to past marketing arrangements. During the years ended December 31, 2010, 2011, 2012 and 2013, the Portfolio also received payments in respect of class action settlements and during the year ended December 31, 2010, the Fund also received a one-time payment in respect of a class action settlement, which had the result of increasing the Portfolio’s and the Fund’s total return. As a result, the Fund’s total return for the years ended December 31, 2007, 2010, 2011, 2012 and 2013 were higher than they would have been had the Fund and the Portfolio not received the payments.

*	Since September 3, 1996.

11

HSBC Opportunity Fund
Summary Section

Investment Advisers

HSBC Global Asset Management (USA) Inc. is the Portfolio’s investment adviser. Westfield Capital Management Company, L.P. is the Portfolio’s subadviser.

Portfolio Managers

Investment decisions for the Portfolio are made by consensus of the Investment Committee (the “Committee”), which is chaired by William A. Muggia, President, Chief Executive Officer and Chief Investment Officer of the Subadviser. Although the Committee collectively acts as portfolio manager for the Portfolio, Westfield lists the following Committee members, based either on seniority or role within the committee, as having day-to-day management responsibilities for the Portfolio: William A. Muggia; Richard D. Lee, CFA, Managing Partner and Deputy Chief Investment Officer of the Subadviser; Ethan J. Myers, CFA, Managing Partner and Director of Research of the Subadviser; and John M. Montgomery, Managing Partner, Portfolio Strategist and Chief Operating Officer of the Subadviser. Messrs. Muggia and Meyers have been managers of the Portfolio since 2003, Mr. Lee has been a manager of the Portfolio since 2004, and Mr. Montgomery has been a manager of the Portfolio since 2006.

Purchasing and Selling Your Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (HSBC Funds, P.O. Box 219691, Kansas City, MO 64121-9691), wire transfer or telephone at 1-800-782-8183. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment*
Class I Shares	$1,000,000	$0

*	Omnibus accounts are eligible to meet the minimums at the omnibus account level.

Tax Information

The Fund intends to declare and pay dividends from net investment income, if any, semi-annually. The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser, the distributor and/or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information.

12

Additional Information About the Fund’s
Investment Strategies and Risks

More About Risks and Investment Strategies

The Fund is a series of HSBC Funds (the “Trust”). The Opportunity Fund comprises two separate series of the Trust. The Class A Shares and Class C Shares are issued by one series of the Trust and the Class I Shares are issued by another series of the Trust.

The investment objectives and strategies of the Fund are non-fundamental and may be changed without shareholder approval. Shareholders will be given advance notice of material changes to the Fund’s investment objective or other non-fundamental investment policies. If there is a change in the investment objective or strategies of the Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial position and needs. There can be no assurance that the investment objective of the Fund will be achieved.

The Fund seeks to achieve its investment objective by investing all of its assets in the HSBC Opportunity Portfolio (the “Portfolio”), an additional series of the Trust. The Portfolio has the same investment objective as the Fund. This two-tier fund structure is commonly referred to as a “master/feeder” structure because one fund (the Fund or “feeder fund”) is investing all its assets in a second fund (the Portfolio or “master fund”). Opportunity Fund shareholders bear the expenses of both the Fund and the Portfolio, which may be greater than other structures. For reasons relating to costs or a change in investment objective, among others, the Fund could switch to another pooled investment company or decide to manage its assets itself. The Opportunity Fund is not currently contemplating such a change. See “The Two-Tier Fund Structure” for more information.

Institutional investors are permitted to invest in the Fund. As a result, the Fund may have large inflows or outflows of cash from time to time. This could have adverse effects on the Fund’s performance or liquidity if the Fund was required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains or losses, increase the Fund’s transaction costs and impact liquidity.

The Fund may seek a temporary or defensive position in response to unfavorable economic or market conditions, while waiting for suitable investment opportunities, or under other circumstances (e.g., to seek returns on excess cash) as the Adviser and/or Subadviser, as applicable, deems appropriate. When the Fund is seeking a temporary or defensive position, it may invest part or all of its assets in: cash or cash equivalents; time deposits, certificates of deposit and bankers’ acceptances issued by a commercial bank or savings and loan association; commercial paper rated at the time of purchase by one or more nationally recognized statistical rating organizations (“NRSROs”) in one of the two highest categories or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade by an NRSRO; short-term corporate obligations rated high-grade by an NRSRO; U.S. Government obligations; Government agency securities issued or guaranteed by U.S. Government-sponsored instrumentalities and federal agencies; repurchase agreements collateralized by the securities listed above; and both affiliated (including the HSBC U.S. Government Money Market Fund) and unaffiliated money market fund shares. The Fund’s investment objective may not be achieved while it is invested in a temporary or defensive position. The Fund may also borrow money for temporary or emergency purposes.

13

Additional Information About the Fund’s
Investment Strategies and Risks

Investment Risks of the Fund

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. This section provides more detailed information about the Fund’s principal investments and risks. This prospectus does not disclose all the types of securities or investment strategies that the Fund may use. The Fund’s SAI provides more detailed information about the securities, investment policies and risks described in this prospectus. Reference in the table below to the Opportunity Fund includes Opportunity Fund (Class I).

The Fund is subject to the following investment risks. The risks are presented in an order intended to facilitate readability and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

● Principal Risk * Additional Risk	Opportunity Fund
Risk
Allocation	*
Currency	●
Depositary Receipt	●
Equity Securities	●
Foreign Securities	●
Large Shareholder Transactions	*
Liquidity	*
Market	●
MLPs	*
Other Investment Companies	*
Portfolio Turnover	*
Regulatory	*
REITs	●
Repurchase Agreements	*
Sector Risk	*
Temporary Defensive Position Risk	*
When-Issued Securities	*

14

Additional Information About the Fund’s
Investment Strategies and Risks

Investment Risks of the Funds — (continued)

•

Allocation Risk: The Fund’s portfolio manager may favor one or more types of investments, assets, sectors or geographic regions that underperform other investments, assets, sectors, geographic regions or the securities markets as a whole. As a result, an investor may lose money.

•

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. Currency exchange rates can be volatile and can be affected by, among other factors, the actions or inactions by U.S. or foreign governments, central banks or supranational entities, the imposition of currency controls, speculation, or general economic or political developments in the U.S. or a foreign country. The Fund may seek to reduce currency risk by hedging part or all of its exposures to various foreign currencies; however, even if such hedging techniques are employed, there is no assurance that they will be successful.

•

Depositary Receipt Risk: The Fund’s investments may take the form of sponsored and unsponsored depositary receipts, which include American depositary receipts (“ADRs”), global depositary receipts (“GDRs”) and European depositary receipts (“EDRs”). GDRs and EDRs are receipts issued by foreign banks or trust companies, or foreign branches of U.S. banks, that represent an interest in shares of either a foreign or U.S. corporation. ADRs, which are typically issued by a U.S. financial institution (a “depositary”), evidence ownership interests in a security or pool of securities issued by a foreign company which are held by a depositary. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. Depositary receipts involve many of the same risks of investing directly in foreign securities, including, for example, risks related to adverse political and economic developments unique to a country or region, currency fluctuations or controls and the possibility of expropriation, nationalization or confiscatory taxation.

Depositary receipts also involve risks not experienced when investing directly in the equity securities of an issuer. ADRs may be less liquid than the underlying shares in their primary foreign trading market. Investment restrictions in certain countries also may adversely affect the value of ADRs because such restrictions may limit the ability to convert foreign equity securities into ADRs and vice versa. Such restrictions may cause the equity securities of the foreign company to trade at a discount or premium to the market price of the related ADR.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. The issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the U.S. and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Additionally, to the extent the value of a depositary receipt held by the Fund fails to track that of the underlying security, the use of the depositary receipt may result in tracking error in the Fund.

15

Additional Information About the Fund’s
Investment Strategies and Risks

Investment Risks of the Funds — (continued)

•

Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the prices of equity securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in funds that primarily hold, directly or indirectly, equity securities. Historically, the equity markets have moved in cycles and investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. As a result, the value of equity securities and equity derivatives may fluctuate drastically from day to day, as the market price of such securities increases or decreases. Equity securities have greater price volatility than debt instruments. Equity securities that are traded in the over-the-counter markets (rather than on a securities exchange) are generally less liquid and generally subject to less onerous corporate disclosure and governance standards. The risks of investing in equity securities also include:

•

Style Risk: The risk that use of a growth or value investing style may fall out of favor in the marketplace for various periods of time and result in significant declines in the value of the Fund’s investments. Growth stock prices reflect projections of future earnings or revenues and may decline dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term. A value stock may not increase in price as anticipated if other investors fail to recognize the company’s value and bid up the price, the markets favor faster-growing companies, or the factors that were expected to increase the price of the security do not occur.

•

Capitalization Risk: Investments in medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, more difficult to value accurately, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure.

Stocks of smaller capitalization companies generally have more risk than medium capitalization companies. Small capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of medium or large capitalization companies. Small-capitalization companies may be newer or less established.

Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Large capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may also be less flexible in evolving markets or unable to implement change as quickly as small or medium capitalization companies.

•

Issuer Risk: The value of a security may fluctuate for a variety of reasons that relate to the issuer, including, but not limited to, earnings prospects and overall financial position, management performance and reduced demand for the issuer’s products and services.

•

Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities and are subject to additional risks, including international trade, social, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; the imposition of exchange controls, confiscation of assets and property and other government restrictions and controls (e.g., sanctions and tariffs) by the United States or other countries; expropriation or confiscatory taxation; imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains); and different accounting, financial reporting, corporate disclosure and governance standards. Securities of emerging market issuers generally have more risk than securities issued by issuers of more developed markets. Foreign issuers are generally not subject to the same degree of regulations as U.S. issuers, and political changes could adversely affect the Fund’s investments in a foreign country. The Fund may determine not to invest in, or may limit its overall investment in, a potential issuer, country or geographic region due to, among other things, heightened risks regarding repatriation restrictions, confiscation of assets and property, expropriation or nationalization. In addition, the lack of regulatory controls may expose the Fund to additional risks.

Geopolitical developments in certain countries or regions in which the Fund may invest have caused, or may in the future cause, significant volatility in financial markets. For example on January 31, 2020, the United Kingdom withdrew from the European Union following a referendum referred to as “Brexit,” which will likely continue to result in increased market volatility and cause additional market disruption on a global basis. These and other geopolitical developments could negatively impact the value of the Fund’s investments.

16

Additional Information About the Fund’s
Investment Strategies and Risks

Investment Risks of the Funds — (continued)

Securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. To the extent the Fund’s investments in a single country or a group of countries represent a larger percentage of the Fund’s assets, the Fund’s performance may be adversely affected by the economic, political and social conditions in that country or group of countries. The Fund’s annual and semi-annual reports to shareholders disclose the extent to which the Fund invests in a particular group of countries.

•

Large Shareholder Transactions Risk: The Fund may be adversely impacted when certain large shareholders, including institutional investors, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. As a result, the Fund may experience redemptions resulting in large outflows of cash from time to time. This could have adverse effects on the Fund’s performance if the Fund were required to sell securities at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains or losses and increase the Fund’s transaction costs or decrease the liquidity of the Fund’s portfolio. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains larger cash position than it ordinarily would. Large redemptions of Fund shares could also result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that a large shareholder can purchase or redeem a significant percentage of Fund shares at any time. Moreover, the Fund is subject to the risk that other shareholders may make investment decisions based on the choices of a large shareholder, which could exacerbate any potential negative effects experienced by the Fund.

•

Liquidity Risk: The Fund may not be able to sell some or all of its investments at desired prices or without significant dilution to remaining investors’ interests, or may be unable to sell investments at all, due to lack of demand in the market for, or a reduction in the number or capacity of market participants making a market in, such investments. Additionally, the Fund may, at times, hold illiquid investments, by virtue of the absence of a readily available market for certain of its investments, because of legal or contractual restrictions on sales, or because of extended local market closures due to holidays or otherwise. The Fund will not acquire any illiquid investments if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Fund could lose money or dilute remaining investors’ interests if it is unable to dispose of an investment at a time that is most beneficial to the Fund, which could prevent the Fund from taking advantage of other investment opportunities. Investments that are illiquid or less liquid or that trade in lower volumes may be more difficult to value, particularly during changing economic, political or market conditions. Liquidity risk may be magnified in a rising interest rate environment, when credit quality is deteriorating or in other circumstances where investor redemptions may be higher than normal. An investment may become illiquid after purchase. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries.

17

Additional Information About the Fund’s
Investment Strategies and Risks

Investment Risks of the Funds — (continued)

•

Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Issuer, political, economic, regulatory, social or market developments can affect a single issuer, issuers within an industry or economic sector or geographic region or the market as a whole. In the short term, the Fund’s investments can fluctuate dramatically in response to these developments. Different parts of the market and different types of securities can react differently to these developments. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region due to increasingly interconnected global economies and financial markets. Even when markets perform well, there is no assurance that the investments held by the Fund will increase in value along with the broader market or maintain their value. In addition, market risk includes the risk that geopolitical and other events will disrupt the economy on a regional, national or global level. Events such as war, acts of terrorism, regional conflicts, market manipulation, government defaults, government shutdowns, natural/environmental disasters, social unrest, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments, including in ways that cannot be foreseen. The Fund could be negatively impacted if the values of its investments were harmed by such political or economic events. Any market disruptions could also prevent the Fund from executing advantageous investment decisions in a timely manner.

Funds that have focused their investments in a region or country enduring geopolitical or other types of market disruption will face higher risks of loss. Thus, investors should closely monitor current market conditions to determine whether the Fund meets their individual financial needs and tolerance for risk.

•

MLP Risk: Investments in securities of an MLP involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price, resulting from regulatory changes or other reasons. Certain MLP securities may trade in lower volumes due to their smaller capitalizations. Accordingly, those MLPs may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Investment in those MLPs may restrict the Fund’s ability to take advantage of other investment opportunities. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

To the extent a distribution received by the Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP may be reduced, which will result in an increase in an amount of income or gain (or decrease in the amount of loss) that will be recognized by the Fund for tax purposes upon the sale of any such interests or upon subsequent distributions in respect of such interests. Furthermore, any return of capital distribution received from the MLP may require the Fund to restate the character of its distributions and amend any shareholder tax reporting previously issued. Distributions from an MLP in excess of the Fund’s basis in the MLP will generally be treated as capital gain. However, a portion of such gain or gain from disposition of an MLP interest may instead be treated as ordinary income to the extent attributable to certain assets held by the MLP the sale of which would produce ordinary income. Sales of MLPs may result in ordinary income even if sold at a loss. Moreover, a change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which could result in a reduction of the value of the Fund’s investment in the MLP and lower income to the Fund.

•

Other Investment Companies Risk: By investing in other investment companies (including ETFs) indirectly through the Fund, investors will incur a proportionate share of the expenses of the other investment companies held by the Fund (including operating costs and investment management fees) in addition to the fees regularly born by the Fund. In addition, the Fund will be affected by the investment policies, practices, and performance of such investment companies in direct proportion to the amount of assets of the Fund invests therein.

18

Additional Information About the Fund’s
Investment Strategies and Risks

Investment Risks of the Funds — (continued)

•

Portfolio Turnover Risk: The Fund is actively managed and, in some cases, the Fund’s portfolio turnover may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders and may result in a lower net asset value. High portfolio turnover (over 100%) also may result in the realization of substantial net short-term capital gains, which when distributed are taxable to shareholders. The trading costs and tax effects associated with turnover may adversely affect the Fund’s performance.

•

Regulatory Risk: Entities that are part of banking organizations, such as the Adviser and its affiliates, are subject to extensive government regulation. Government regulation may change frequently and may have significant effects, including limiting the ability of the Adviser and its affiliates from engaging in certain trading activities, which may adversely impact the Fund’s and their performance and increase the Fund’s fees and expenses. Funds that are not managed by entities that are part of banking organizations are not subject to these limitations.

•

REIT Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry. REITs may also fail to qualify for tax free pass-through of income or may fail to maintain their exemptions from investment company registration. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

•

Repurchase Agreement Risk: The use of repurchase agreements, in which a party buys a security from another party (“seller”) and the seller agrees to repurchase the security at an agreed-upon date and price (which reflects a market rate of interest), involves certain risks. If the seller in a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. These risks are increased to the extent that a repurchase agreement is secured by collateral other than cash and U.S. Government securities. In addition, the value of collateral other than cash and U.S. Government Securities may be more volatile, or the collateral may be less liquid or subject to greater risk of loss, thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty's default. There is also a risk that the seller of the agreement may become insolvent and subject to liquidation.

•

Sector Risk: To the extent the Fund focuses its investments in securities of issuers in one or more sectors, the Fund will be subject, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental, regulatory, or other developments.

The mid-cap sector of the stock market includes a significant number of companies the securities of which may be characterized as technology or technology-related investments. The value of the Fund’s investments in the mid-cap sector of the stock market may be impacted by developments affecting technology and technology-related stocks generally. The Fund does not as a matter of investment strategy seek to invest disproportionately in such securities.

•

Temporary Defensive Position Risk: The Fund may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, high-quality, short-term debt instruments and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions. This may result in the Fund not achieving its investment objective during that period. If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate to the extent it would have if it had been more fully invested.

19

Additional Information About the Fund’s
Investment Strategies and Risks

Investment Risks of the Funds — (continued)

•

When-Issued Securities Risk: The price and yield of securities purchased on a “when-issued” basis is fixed on the date of the commitment but payment and delivery are scheduled for a future date. Consequently, these securities present a risk of loss if the other party to a “when-issued” transaction fails to deliver or pay for the security. In addition, purchasing securities on a “when-issued” basis can involve a risk that the yields available in the market on the settlement date may actually be higher (or lower) than those obtained in the transaction itself and, as a result, the “when-issued” security may have a lesser (or greater) value at the time of settlement than the Fund’s payment obligation with respect to that security.

Other Information

To the extent authorized by law, the Fund reserves the right to discontinue offering shares at any time, merge, reorganize itself or any class of shares or cease operations and liquidate.

More Information About Indices

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, the performance would be lower.

Russell 2500TM Growth Index: The Russell 2500TM Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

Who May Want To Invest?

Consider investing in the Fund if you are:

•

Seeking a long-term goal such as retirement

•

Looking to add a growth component to your investment portfolio

•

Willing to accept higher risks of investing in the stock market (particularly with respect to investments in small and medium capitalization companies) in exchange for potentially higher long-term returns

The Fund will not be appropriate for anyone:

•

Pursuing a short-term goal or investing emergency reserves

•

Seeking safety of principal

•

Seeking monthly income

20

Additional Information About the Fund’s
Investment Strategies and Risks

More Information About Fund Investments

This prospectus describes the Fund’s principal strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities and engage in other investment practices. These securities and investment practices, as well as those described in this prospectus, are described in detail in the Statement of Additional Information (“SAI”). Of course, the Fund cannot guarantee that it will achieve its investment goal.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI and on the Fund’s website at https://investorfunds.us.hsbc.com. To request a copy of the SAI, please refer to the back cover of this prospectus.

The Two-Tier Fund Structure

The Fund seeks to achieve its investment objective by investing all of its investable assets in a corresponding series of the Trust that has the same investment objective as the Fund. The underlying series of the Trust is the HSBC Opportunity Portfolio. This is referred to as a “master/feeder” arrangement because one fund (the “feeder fund” or the Fund) “feeds” its assets into another fund (the “master fund” or the Portfolio). Shareholders should carefully consider this two-tier investment approach. For example, other mutual funds or non-registered funds or other institutional investors may invest in the Portfolio on the same terms and conditions as the Fund (although they may have different sales commissions and other operating expenses that may generate different returns). As with traditionally structured funds which have large investors, the actions of these mutual funds and institutional investors (or other large investors) may have a material effect on smaller investors in the Portfolio, including the Fund. For example, if a large investor withdraws from the Portfolio, operating expenses may increase, thereby producing lower returns for investors in the Fund. Additionally, the Portfolio may become less diversified, which could increase its risk.

Except as permitted, whenever the Fund is requested to vote on a matter pertaining to the Portfolio, the Fund will hold a meeting of its shareholders. At the meeting of investors in the Portfolio, the Fund will cast all of its votes in the same proportion as the votes of the Fund’s shareholders.

The investment objective of the Fund and Portfolio may be changed without approval of the shareholders. The Fund may withdraw its investment in the Portfolio as a result of certain changes in the Portfolio’s investment objective, policies or restrictions or if it is in the best interests of the Fund to do so.

21

Fund Management

The Investment Adviser and Subadviser

HSBC Global Asset Management (USA) Inc., 452 Fifth Avenue, New York, New York, 10018, is the investment adviser for the Fund and Portfolio pursuant to an investment advisory contract (the “Investment Advisory Agreement”) with the Trust. The Adviser is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company (“HSBC”). HSBC currently provides investment advisory services for individuals, trusts, estates and institutions. As of September 30, 2021, the Adviser had approximately $118 billion in assets under management.

The Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission (“SEC”) that allows the Adviser to implement new investment subadvisory contracts and to make material changes to existing subadvisory contracts with the approval of the Board of Trustees, but without shareholder approval. Subject to the terms of the exemptive order, the Fund and Portfolio may currently hire and/or terminate subadvisers without shareholder approval. The Adviser has the ultimate responsibility, subject to oversight by the Board of Trustees, to oversee any subadvisers and recommend their hiring, termination and replacement.

In the future, the Trust and the Adviser may, on behalf of the Fund, receive an additional exemptive order that would allow the Adviser to implement new investment subadvisory contracts and to make material changes to existing subadvisory contracts with subadvisers that are affiliated with the Adviser with the approval of the Board of Trustees, but without shareholder approval. As with the current order, the new order would be subject to certain conditions, including that the Fund would notify shareholders and provide them with certain information upon the hiring of a subadviser.

Westfield Capital Management Company, L.P. (“Westfield”) serves as subadviser to the Opportunity Portfolio pursuant to a subadvisory agreement (the “Subadvisory Agreement”) with the Adviser. Westfield makes the day-to-day investment decisions and continuously reviews, supervises and administers the Portfolio’s investment program. Westfield is majority employee owned. Westfield was founded in 1989 and supervises domestic growth equity portfolios. Its principal office is located at One Financial Center, Boston, MA 02111. As of December 31, 2021, Westfield had approximately $17 billion in assets under management.

For these advisory and management services (including any subadvisory services), during the last fiscal year the Fund and Portfolio paid a management fee (net of fee waivers) as follows:

Percentage of Average Net Assets for Fiscal Year Ended 10/31/21
Opportunity Fund Class A and Class C Shares	0.00%
Opportunity Fund Class I Shares	0.02%

The Adviser may voluntarily waive all or a portion of its management fee. The Adviser has done so for periods of operation during which the Fund’s Total Annual Fund Operating Expenses were above the Fund’s expense limitation, as set forth in the applicable contractual Expense Limitation Agreement. The Adviser has entered into a contractual expense limitation agreement with the Fund under which it will limit the total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies other than the Opportunity Portfolio) to the annual rates shown in the table below:

	Class A Shares	Class C Shares	Class I Shares
Opportunity Fund	1.65%	2.40%	1.10%

Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years, calculated monthly from when the waiver or reimbursement was recorded, to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitations shall be in effect until March 1, 2023. The expense limitation agreement shall terminate upon the termination of the Investment Advisory Agreement between the Trust and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust’s Board of Trustees.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement and Subadvisory Agreement is available in the Fund’s April 30, 2021 semi-annual report and will be available in the April 30, 2022 semi-annual report.

22

Fund Management

Portfolio Managers

HSBC Opportunity Portfolio

Investment decisions for the Opportunity Portfolio are made by consensus of the Westfield Investment Committee (the “Committee”).

•

William A. Muggia is President, Chief Executive Officer and Chief Investment Officer. Mr. Muggia covers Healthcare and Energy, as well as provides overall market strategy. He has been at Westfield since 1994 and has been Chief Investment Officer since 2001. He has 38 years of investment experience. Mr. Muggia earned his MBA from Harvard Business School and received a BA from Middlebury College.

•

Richard D. Lee, CFA is a Managing Partner and Deputy Chief Investment Officer. Mr. Lee covers Hardware, Semiconductors and IT Services. Mr. Lee has been at Westfield since 2004. He has 28 years of investment experience. Mr. Lee earned his AB from Harvard College. Mr. Lee is a Chartered Financial Analyst.

•

Ethan J. Meyers, CFA, is a Managing Partner and Director of Research. Mr. Meyers covers Financial Technology and Business Services. Mr. Meyers joined Westfield in 1999. He has 26 years of investment experience. Mr. Meyers earned his BS from AB Freeman School of Business at Tulane University. Mr. Meyers is a Chartered Financial Analyst.

•

John M. Montgomery is a Managing Partner, Portfolio Strategist and Chief Operating Officer. Mr. Montgomery joined Westfield in 2006. He has 28 years of investment experience. Mr. Montgomery holds an MM from JL Kellogg Graduate School of Management at Northwestern University and a BA from Trinity College.

Additional information about the portfolio managers’ compensation, other accounts managed by these individuals, and their ownership of securities in the Portfolio they manage is available in the SAI. You can obtain a copy of the SAI on the Fund’s website at https://investorfunds.us.hsbc.com.

23

Fund Management

The Distributor, Administrator and Sub-Administrator

The Adviser also serves as the Trust’s administrator (the “Administrator”), and in that role oversees and coordinates the activities of other service providers, and monitors certain aspects of the Trust’s operations. The Administrator has retained Citi Fund Services Ohio, Inc., whose address is 4400 Easton Commons, Suite 200, Columbus, OH 43219, as sub-administrator to the Fund (the “Sub-Administrator”). Administrative services provided by the Administrator and Sub-Administrator include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, regulatory and dividend disbursing services.

Foreside Distribution Services, L.P. (the “Distributor”), a member of the Financial Industry Regulatory Authority (“FINRA”), is the Trust’s principal underwriter and acts as the Trust’s distributor in connection with the offering of Fund shares. The Distributor may enter into agreements with banks, broker-dealers, or other financial intermediaries through which investors may purchase or redeem shares.

The SAI has more detailed information about the Adviser, Subadvisers, Distributor, Administrator and Sub-Administrator and other service providers. You can obtain a copy of the SAI on the Fund’s website at https://investorfunds.us.hsbc.com.

24

Shareholder Information

Pricing of Fund Shares

How NAV is Calculated

The net asset value (“NAV”) for each class of shares is calculated by dividing the total value (current market value based on readily available market quotations) of the Fund’s investments and other assets attributable to a class, less any liabilities attributable to that class, by the total number of outstanding shares of that class:

NAV =	Total Assets – Liabilities
Number of Shares
Outstanding

The value of assets in the Fund’s portfolio is determined on the basis of their market value, or where market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, based on fair value as determined in good faith in accordance with the procedures established by, and under the general supervision of, the Fund’s Board of Trustees. Debt obligations with maturities of 60 days or less may be valued at amortized cost or on the basis of their market value. The Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. The value of portfolio securities held by such Fund may change on days when shareholders will not be able to purchase or redeem shares.

The NAV of the Fund is generally determined once each day at the close of regular trading on the New York Stock Exchange (“Exchange”), normally at 4 p.m. Eastern Time on days the Exchange is open.

The Exchange is generally not open, and the Fund does not price its shares, on most U.S. national holidays (New Year’s Day, Martin Luther King Jr. Day, President’s Day, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day) or on Good Friday.

The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund does not price its shares (e.g., on a day that the Exchange is closed) and an investor is not able to purchase, redeem or exchange shares.

Your order for the purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund or its agent, plus any applicable sales charge. If you sell Class C Shares of the Fund, a contingent deferred sales charge may apply, which would reduce the amount of money paid to you by the Fund. For more information about sales charges, see the section on “Distribution Arrangements/Sales Charges.”

25

Shareholder Information

Fair Value Pricing Policies

The Fund will fair value price its securities in accordance with Board-approved procedures when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below) and other securities where a market price is not available from either a national pricing service or a broker. In addition, exception-priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) will be reviewed on a quarterly basis. Fair valuations will be reviewed by the Board of Trustees, and/or the "designee" of the Board of Trustees (as applicable), not less than four times a year. Fair value pricing should result in a more accurate determination of the Fund’s NAV, which should eliminate the potential for stale pricing arbitrage opportunities in the Fund. However, fair value pricing involves the risk that the values used by the Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

A “significant event” is one that occurred prior to the Fund’s valuation time, is not reflected in the most recent market price of a security, and that could materially affect the value of a security. Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund’s accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where the level of a movement in a designated market or index is sufficiently large to constitute a significant event. Forward currency contracts entered in to by the Fund are covered by the Board-approved procedures.

26

Shareholder Information

Purchasing and Adding to Your Shares

Purchasing Shares

You may purchase, redeem or exchange shares of the Fund through the Fund’s Transfer Agent or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase, redeem or exchange shares through a bank, broker or other investment representative, that party is responsible for transmitting orders to the Fund’s Transfer Agent and may have an earlier cut-off time for purchase, redemption and exchange orders. Purchase, redemption and exchange orders will be executed at the NAV next calculated after the Fund’s Transfer Agent has received and accepted the order in good order.

In addition, certain banks, brokers and other investment representatives are authorized to accept, on behalf of the Trust, purchase, redemption and exchange orders placed by or on behalf of their customers. If a bank, broker or other investment representative is authorized to accept, on behalf of the Trust, purchase, redemption and exchange orders (and provided such authorized agent complies with its agreement with the Trust or the Distributor), the Fund or the Fund’s Transfer Agent will be deemed to have received an order for the purchase, redemption or exchange of Fund shares when the order is received and accepted in good order by such authorized agent, and the order will be executed at the NAV next calculated. Each authorized agent’s agreement with the Trust or the Distributor allows orders to be executed at the NAV next calculated, after the order is received and accepted in good order by such authorized agent, although the order may not be transmitted to the Trust or the Fund’s Transfer Agent until after the time at which the Fund next calculates its NAV.

In general, “good order” means that payment for your purchase and all the information needed to complete your order must be received by the Fund, the Fund’s Transfer Agent or their authorized agents before your order is processed. Purchase proceeds must be received by 6:00 p.m. Eastern time.

You should contact the bank, broker or other investment representative through whom you purchase, redeem or exchange shares of the Fund to learn whether it is authorized to accept orders on behalf of the Trust. You should also consult such bank, broker or other investment representative for specific information about the purchase, redemption and/or exchange of Fund shares.

27

Shareholder Information

Purchasing and Adding to Your Shares

continued

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, travelers’ checks and credit card convenience checks are not accepted. Bank starter checks will not be accepted for initial purchases.

The Fund may reject a purchase order if it considers it in the best interest of the Fund and its shareholders. The Fund has the option of not accepting purchase orders from non-U.S. investors.

Investment minimums for any class may be waived or lowered, at the discretion of the Adviser, for investments in the Fund by clients of the Adviser and its affiliates or in other situations where the Adviser determines that it is in the best interests of the Fund and its shareholders to do so.

Class A or C Shares	Minimum Initial Investment*	Minimum Subsequent Investment*
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25
Class I Shares**	$1,000,000	$0

*	Omnibus accounts are eligible to meet the minimums at the Omnibus account level.
**

Class I Shares are available for investment by investment companies advised by the Adviser and employees of the Adviser, its affiliates and members of the HSBC Funds’ Board of Trustees, without regard to these minimums.

Avoid 24% Tax Withholding

The Fund is required to withhold 24% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with Internal Revenue Service (“IRS”) rules, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid this, make sure you provide your correct Tax Identification Number (social security number for most investors) on your Account Application and required certifications.

28

Shareholder Information

Purchasing and Adding to Your Shares

continued

Instructions for Opening or Adding to an Account

By Regular Mail or By Overnight Service

Initial Investment:

If purchasing through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

1.

Carefully read, complete and sign the Account Application. Establishing your account privileges now saves you the inconvenience of having to add them later. A copy of the application can be obtained on the Fund’s website at https://investorfunds.us.hsbc.com.

2.

Make your check payable to “HSBC Funds” and include the name of the appropriate Fund(s) on the check.

3.

Mail to: HSBC Funds, P.O. Box 219691, Kansas City, MO 64121-9691.

Subsequent Investment:

1.

Use the investment slip attached to your account statement. Or, if unavailable,

2.

Include the following information in writing:

•

Fund name

•

Share class

•

Amount invested

•

Account name

•

Account number

3.

Mail to: HSBC Funds, P.O. Box 219691, Kansas City, MO 64121-9691.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.

29

Shareholder Information

Purchasing and Adding to Your Shares

continued

Electronic Purchases

Your bank must participate in the ACH and must be a U.S. bank. Your bank or broker may charge for this service.

Select the electronic purchase option on your Account Application or call 1-800-782-8183. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-782-8183 to arrange a transfer from your bank account.

By Wire Transfer

For information on how to request a wire transfer, call 1-800-782-8183.

Automatic Investment Plan

You can make automatic investments in the Fund from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you have invested the $250 minimum required to open the account.

To invest regularly from your bank account:

Complete the Automatic Investment Plan portion on your Account Application.

Make sure you note:

•

Your bank name, address and account number

•

The amount you wish to invest automatically (minimum $25)

•

How often you want to invest (every month, 4 times a year, twice a year or once a year)

•

Attach a voided personal check.

To invest regularly from your paycheck or government check:

Call 1-800-782-8183 for an enrollment form.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in the Fund or reinvested in another HSBC Fund without a sales charge. You must maintain the minimum balance in the Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time by calling 1-800-782-8183.

Customer Identification Information

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on U.S. Government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person that opens a new account:

•

Name;

•

Date of birth (for individuals);

•

Residential or business street address (although post office boxes are still permitted for mailing); and

•

Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive from an investor the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

30

Shareholder Information

Purchasing and Adding to Your Shares

continued

Restrictions on Offers and Sales to Canadian Residents

The shares described in this prospectus may only be distributed in Canada through HSBC Global Asset Management (Canada) Limited and this prospectus may not be used to solicit, and will not constitute a solicitation of, an offer to buy shares in Canada unless such solicitation is made by HSBC Global Asset Management (Canada) Limited. A distribution or solicitation may be deemed to occur in Canada where a distribution or solicitation is made to a person (including an individual, corporation, trust, partnership or other entity or other legal person) resident or otherwise located in Canada at the applicable time. For these purposes, the following persons will generally be considered to be a Canadian resident:

1.

An individual, if

•

the individual’s primary principal residence is located in Canada; or

•

the individual is physically located in Canada at the time of the offer, sale or other relevant activity.

2.

A corporation, if

•

the corporation’s head office or principal office is located in Canada; or

•

securities of the corporation that entitle the holder to elect a majority of the directors are held by Canadian Resident individuals (as described above) or by legal persons resident or otherwise located in Canada; or

•

the individuals that make investment decisions or provide instructions on behalf of the corporation are Canadian Resident individuals (as described above).

3.

A trust, if

•

the principal office of the trust (if any) is located in Canada; or

•

the trustee (or in the case of multiple trustees, the majority of trustees) are Canadian Resident individuals (as described above) or are legal persons resident or otherwise located in Canada; or

•

the individuals that make investment decisions or provide instructions on behalf of the trust are Canadian Resident individuals (as described above).

4.

A partnership, if

•

the partnership’s head office or principal office (if any) is located in Canada; or

•

the holders of the majority of the interests of or in the partnership are held by Canadian Residents (as described above); or

•

the general partner (if any) is a Canadian Resident (as described above); or

•

the individuals that make investment decisions or provide instructions on behalf of the partnership are Canadian Resident individuals (as described above).

31

Shareholder Information

Purchasing and Adding to Your Shares

continued

Market Timing

In accordance with policies and procedures adopted by the Board of Trustees, the Fund discourages market timing and other excessive trading practices. The Fund is intended primarily for use as long-term investment vehicles. Frequent short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund shares held by longer-term shareholders.

Frequent purchases and redemptions of shares of a mutual fund (including activities of “market timers”) can result in the dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of the Fund’s investment portfolio and increased brokerage and administrative costs. The Board of Trustees has considered the extent to which the Fund may be vulnerable to such risks. The Fund reserves the right to reject any purchase or exchange order for any reason. The Fund is not designed to serve as vehicles for frequent trading.

As a deterrent to excessive trading, the Fund may use an independent pricing service using fair valuation methodologies approved and monitored by the Board of Trustees. For more information on fair valuation, see “Shareholder Information-Pricing of Fund Shares-Fair Value Pricing Policies.”

It is the practice of the Fund to monitor purchases, sales and exchanges of Fund shares, and to take appropriate action if it is determined that there is transactional activity in the Fund’s shares that is deemed inappropriate. The Fund and the Adviser reserve the right to reject or restrict purchase or exchange requests from any investor and also reserve the right to close any account in which a pattern of excessive trading has been identified.

The Fund cannot guarantee that they will detect every market timer due to the limitations inherent in their technological systems. Under Rule 22c-2 of the Investment Company Act of 1940, as amended, the Fund has entered into agreements with financial intermediaries obligating them to provide, upon the Fund’s request, information regarding their customers and their customers’ transactions in shares of the Fund. However, there can be no guarantee that all market timing will be detected in a timely manner, since the Fund will rely on the financial intermediaries to provide the trading information, and the Fund cannot be assured that the trading information, when received, will be in a format that can be quickly analyzed or evaluated by the Fund. The Fund reserves the right to modify their policies and procedures at any time without prior notice as the Fund deems necessary in their sole discretion to be in the best interests of Fund shareholders or to comply with state or federal legal requirements.

32

Shareholder Information

Selling Your Shares

Generally, you may sell your Fund shares at any time. Your sales price will generally be the next NAV calculated after your sell order is received and accepted in good order by the Fund, its transfer agent or your investment representative, as described under “Purchasing Shares” above. You may receive proceeds of your sale in a check, ACH, or federal wire transfer. Other than as described below, the Fund expects that it will take one to two business days (or such other times in accordance with the requirements of your financial intermediary) following the receipt of your sale order to pay out your sale proceeds; however, while not expected, payment of sale proceeds may take up to seven days.

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Contingent Deferred Sales Charge

When you sell Class C Shares of the Fund, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the sections on “Distribution Arrangements/Sales Charges” and “Exchanging Your Shares” for details.

Instructions for Selling Shares

If selling your Fund shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

By Telephone

(unless you have declined telephone sales privileges)

1.

Call 1-800-782-8183 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See “Selling Your Shares—Verifying Telephone Redemptions”)

By Mail or Overnight Service

(See “Selling Your Shares—Redemptions in Writing Required”)

1.

Call 1-800-782-8183 to request redemption forms or write a letter of instruction indicating:

•

Your Fund and account number

•

Amount you wish to redeem

•

Address where your check should be sent

•

Account owner’s signature

2.

Mail to: HSBC Funds, P.O. Box 219691, Kansas City, MO 64121-9691.

Wire Transfer

You must select this option on your Account Application. Call 1-800-782-8183 to request a wire transfer. If you call by 4 p.m. Eastern Time, your payment will normally be wired to your bank on the next business day. Otherwise, it will normally be wired on the second business day after your call.

The Fund may charge a wire transfer fee.

NOTE: Your financial institution may also charge a separate fee.

33

Shareholder Information

Selling Your Shares

continued

Electronic Redemptions

Call 1-800-782-8183 to request an electronic redemption. Your bank must participate in the ACH and must be a U.S. bank. Redemption proceeds will normally be credited within two business days (or such other times in accordance with the requirements of your financial intermediary). Your bank may charge for this service.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

•

Make sure you have checked the appropriate box on the Account Application, or call 1-800-782-8183.

•

Include a voided personal check.

•

Your account must have a value of $10,000 or more to start withdrawals.

If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

Redemptions in Writing Required

You must request redemptions in writing for certain types of redemptions by Individual Retirement Accounts (“IRAs”) and for redemption requests requiring a Medallion Signature Guarantee. A Medallion Signature Guarantee for all registered owners or their legal representative is needed in the following situations:

•

You want to redeem shares with a value of $50,000 or more and you want to receive the proceeds in the form of a check;

•

You want your payment sent to an address, bank account or payee other than the one currently designated on your account;

•

You want the redemption proceeds to be transferred to another Fund account with a different registration; or

•

Other unusual situations as determined by the Fund’s transfer agent.

You must obtain a Medallion Signature Guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The transfer agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

The transfer agent reserves the right to waive signature guarantee requirements, require a signature guarantee under other circumstances or reject or delay a redemption if the signature guarantee is not in good form. Faxed signature guarantees are generally not accepted. A notary public cannot provide a signature guarantee. The transfer agent reserves the right to reject a signature guarantee if it is not provided by a STAMP 2000 Medallion guarantor. The transfer agent may also request a letter from a surviving joint owner before fulfilling a redemption request.

34

Shareholder Information

Selling Your Shares

continued

Non-Financial Transactions

The transfer agent accepts signature guarantee from a notary public in any of the following non-financial transactions:

•

A change of name;

•

Add or change banking instructions (the bank account must have at least one common owner with the owner of the Fund account);

•

Add or change beneficiaries;

•

Add or change authorized account traders;

•

Add a Power of Attorney;

•

Add or change a Trustee; or

•

A UTMA/UGMA custodian change.

Verifying Telephone Redemptions

The Fund attempts to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Proceeds of telephone redemption requests will be sent to your address of record or authorized account designated in the current records of the Transfer Agent (unless you provide written instructions and a Medallion signature guarantee, indicating another address or account). For the 15-day period following a change of account address, telephone redemptions will only be filled by a wire transfer to the authorized account designated in the current records of the transfer agent. In order to receive the redemption by check during this time period, the redemption request must be in the form of a written letter (a Medallion signature guarantee may be required). Given these precautions, unless you have specifically indicated on your Account Application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders.

Redemptions Within 10 Days of Shares Purchased by Check

When you have made an investment by check and subsequently request a redemption, you will not receive the redemption proceeds until the Fund’s transfer agent is satisfied that the check has cleared (which may require up to 10 business days).

Redemption Proceeds

The Fund typically expects that it will hold cash or cash equivalents to meet redemption requests. The Fund may also use the proceeds from the sale of portfolio securities to meet redemption requests. In addition, under stressed market conditions, as well as for temporary or emergency purposes, the Fund may distribute redemption proceeds in kind, access a line of credit or overdraft facility or borrow through other sources to meet redemptions. Redemption proceeds are generally paid in cash, but the Fund reserves the right to pay, above certain limits, all or part of any redemption proceeds in kind, that is, in securities with a market value equal to the redemption price. If the Fund makes a payment in kind, the securities will be valued in the same manner as NAV is calculated. The Fund may provide these securities in lieu of cash without prior notice. You would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains you may realize from the sale, or from the sale of securities you receive. Additional information is available in the Fund’s SAI.

35

Shareholder Information

Selling Your Shares

continued

Delay or Suspension in Payment of Redemption Proceeds

The Fund may suspend the right of redemption and postpone for more than seven days the date of payment upon redemption: (i) during periods when the Exchange is closed other than for weekends and certain holidays or when trading on such Exchange is restricted, (ii) during periods in which, as a result of emergency, disposal, or evaluation of the NAV of the portfolio securities is not reasonably practicable or (iii) for such other periods as the SEC may permit.

In addition, a temporary hold may be placed on the disbursement of redemption proceeds from an account if there is a reasonable belief that financial exploitation of a Specified Adult (as defined below) has occurred, is occurring, has been attempted or will be attempted. Notice of such a delay will be provided in accordance with regulatory requirements. This temporary hold will be for an initial period of no more than 15 business days while an internal review of the facts and circumstances of the suspected financial exploitation is conducted, but the temporary hold may be extended for up to 10 additional business days if the internal review supports the belief that financial exploitation has occurred, is occurring, has been attempted, or will be attempted. Both the initial and additional hold on the disbursement may be terminated or extended by a state regulator or an agency or court of competent jurisdiction. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (1) a natural person age 65 and older; or (2) a natural person age 18 and older who is reasonably believed to have a mental or physical impairment that renders the individual unable to protect his or her own interests.

Closing of Small Accounts

If your account falls below $50 due to redemptions, the Fund may ask you to increase your balance. If it is still below $50 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable or Uncashed Checks

Any check tendered in payment of a redemption transaction that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV. No interest will accrue on amounts represented by uncashed redemption checks.

Any check tendered in payment of dividends or other distributions that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV, and if the Fund cannot locate the shareholder, the dividend option may be changed from cash to reinvest. Distributions are reinvested on the pay-date at the NAV determined at the close of business on the ex-date.

Unclaimed Accounts

Per state requirements, property may be transferred to the appropriate state if no activity occurs in the account within the time period specified by state law. Escheatment of an IRA account will be subject to 10% federal withholding tax and treated as a taxable distribution to you.

36

Shareholder Information

Distribution Arrangements/Sales Charges

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Fund. The offering price of Class A Shares includes the front-end sales load. There is no sales charge on purchases of Class I Shares. In addition, there are no 12b-1 distribution or service fees paid from the Fund for Class I Shares. As such, Class I Shares, to the extent available, have lower annual expenses than the Class A or Class C Shares (as applicable).

	Class A Shares		Class C Shares	Class I Shares
Sales Charge (Load) Amount of Purchase	Percentage of Offering Price*	Percentage of Investment	No front-end sales charge. A contingent deferred sales charge (CDSC) may be imposed on shares redeemed within one year after purchase. Shares automatically convert to Class A Shares after 5 years.	No front-end sales charge.
Less than $50,000	5.00%	5.26%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	None	None
Distribution (12b-1) and/or Servicing Fee	Subject to annual shareholder servicing fees of up to 0.25% of the Fund’s average daily net assets attributable to Class A Shares.		Subject to combined annual distribution and shareholder servicing fees of up to 1.00% of the Fund’s average daily net assets attributable to Class C Shares.	No Distribution or Servicing Fees.
Fund Expenses	Lower annual expenses than Class C Shares. Higher annual expenses than Class I Shares.		Higher annual expenses than Class A and Class I Shares.	Lower annual expenses than Class A and Class C Shares.

*	The offering price of Class A Shares includes the front-end sales load.

37

Shareholder Information

Distribution Arrangements/Sales Charges

continued

You should note that the sales charge that appears in your trade confirmation may differ slightly from the rate disclosed in this prospectus due to rounding calculations.

As indicated in the above chart, and as discussed further below, you may, under certain circumstances, be entitled to pay reduced sales charges on your purchases of Class A Shares or have those charges waived entirely. To take advantage of these discounts, you or your broker-dealer or financial intermediary must notify the Fund’s transfer agent at the time of your purchase order that a discount may apply to your current purchase. You may also be required to provide appropriate documentation to receive these discounts, including:

(A)

Information or records regarding shares of the HSBC Funds held in all accounts (e.g., retirement accounts) of the shareholder at the financial intermediary;

(B)

Information or records regarding shares of the HSBC Funds held in any account of the shareholder at another financial intermediary; and

(C)

Information or records regarding shares of the HSBC Funds held at any financial intermediary by related parties of the shareholder, such as members of the same family or household.

You should note in particular that, if the Fund’s transfer agent is properly notified, as described in “Right of Accumulation” and “Combination Privilege” below, the “Amount of Purchase” in the above chart will be deemed to include all Class A or Class C Shares of the HSBC Funds that were acquired by purchase or exchange, and (with respect to Class A Shares) that were subject to a sales charge, that are held at the time of purchase by you, your spouse and your children under age 21. This includes, for example, any shares held at a broker-dealer or financial intermediary other than the one handling your current purchase. In some circumstances, other Fund shares may be aggregated with your current purchase under the Right of Accumulation as described in the SAI. For purposes of determining the “Amount of Purchase,” all qualifying shares held at the time of purchase will be valued at their current market value.

You should also note that if you provide the Fund’s transfer agent a signed written letter of intent to invest a total of at least $50,000 in Class A Shares in one or more of the HSBC Funds (except the HSBC Funds that are money market funds (the “HSBC Money Market Funds”)) within a 13 month period, any investments you make during the 13 months will be treated as though the total quantity were invested in one lump sum and you will receive the discounted sales charge based on your investment commitment. You must, however, inform the transfer agent that the letter of intent is in effect each time shares are purchased. Each purchase will be made at NAV plus the sales charge applicable at the time of such purchase to a single transaction of the total amount indicated in the letter of intent.

In addition to the information provided in this prospectus and the SAI, information about sales charge discounts is available from your broker or financial intermediary and, free of charge, on the Fund’s website at https://investorfunds.us.hsbc.com.

Class A Shares

Sales Charge Reductions

Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances. See the SAI for additional details.

•

Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

•

Right of Accumulation. When the value of Class A Shares that were subject to a sales charge at the time of acquisition (and the value of Class A Shares and Class I Shares acquired through asset allocation programs such as the HSBC Spectrum Program, which were not subject to a sales charge), plus the amount you intend to invest in Class A Shares, reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. You must, at the time of purchase, give the Fund’s transfer agent sufficient information to permit confirmation of your qualification for the right of accumulation.

•

Combination Privilege. In addition to combining share classes (to the extent set forth above), you can combine accounts of multiple HSBC Funds (excluding the HSBC Money Market Funds) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares. If you qualify for a reduced sales charge, it will apply to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if you already own qualifying Class A Shares of an HSBC Fund with a value of $40,000 and wish to invest an additional $20,000 in Class A Shares of an HSBC Fund, the reduced initial sales charge of 4.50% will apply to the full $20,000 purchase and not just to the $10,000 in excess of the $50,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, you or your financial intermediary must furnish the transfer agent with a list of the account numbers and the names in which your accounts are registered at the time the purchase is made.

38

Shareholder Information

Distribution Arrangements/Sales Charges

continued

Class A Shares

Waiver of Sales Charges

The following qualify for waivers of sales charges:

•

Shares purchased by investment representatives through fee-based investment products or accounts.

•

Proceeds from redemptions from any of the HSBC Funds within 60 days after redemption, if you paid a front-end sales charge for those shares.

•

Proceeds from redemption of Class A Shares received from the automatic conversion of Class B Shares of the Opportunity Fund within 60 days after redemption of the Class A Shares.

•

Proceeds from redemptions of Class A Shares of any HSBC Money Market Fund within 60 days after redemption, if you purchased the shares of the HSBC Money Market Fund with the proceeds of Class A Shares of any of the HSBC Funds on which you paid a front-end sales charge or which were received from the automatic conversion of Class B Shares of the Opportunity Fund.

•

Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Adviser or its affiliates or invested in any of the HSBC Funds.

•

Shares purchased for trust or other advisory accounts established with the Adviser or its affiliates.

•

Shares purchased by tax-qualified employee benefit plans.

•

Shares purchased by directors, trustees, employees, and family members of the Adviser and its affiliates and any organization that provides services to the HSBC Funds current and retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Adviser or the Sub-Administrator belongs.

Additional information concerning your ability to qualify for sales charge reductions is set forth in the SAI. You can obtain a copy of the SAI on the Fund’s website at https://investorfunds.us.hsbc.com.

Distribution (12b-1) and Shareholder Servicing Fees

The Fund has adopted a Distribution (“12b-1”) Plan for Class A and Class C Shares, as applicable. 12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund’s shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will decrease the return on your investment and may cost you more than paying other types of sales charges. The Fund has also adopted a Shareholder Services Plan for Class A and Class C Shares, as applicable. The Shareholder Services Plan provides that certain financial institutions and securities brokers (“Shareholder Servicing Agents”) provide certain services to the shareholders of the Fund including performing certain shareholder account, administrative and service functions.

•

The 12b-1 fees and shareholder servicing fees vary by share class as follows:

•

Class A Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the Class A Shares of the Fund. Class A Shares have a non-compensatory 12b-1 Plan. No payments have been made under this plan and there is no current intention to charge this fee.

•

Class C Shares of the Fund pay a 12b-1 fee of up to 0.75% of the average daily net assets of the Class C Shares of the Fund. This will cause expenses for Class C Shares of the Fund to be higher and dividends to be lower than for Class A Shares.

•

The higher 12b-1 fee on Class C Shares of the Fund, together with the contingent deferred sales load, help sell Class C Shares without an “up-front” sales charge. In particular, these fees help to defray the costs of advancing brokerage commissions to investment representatives.

•

In addition to the 12b-1 fees, Class A and Class C Shares are subject to a shareholder servicing fee of up to 0.25% of the average daily net assets of the respective classes of the Fund.

•

The combination of the 12b-1 fees and shareholder servicing fees will not exceed 0.50% for the Class A Shares of the Fund, and 1.00% of the average daily net assets of the respective classes of the Fund for the Class C Shares.

•

There are no Rule 12b-1 distribution and shareholder servicing fees paid from the Fund for Class I Shares.

Long-term Class C shareholders of the Fund may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and shareholder servicing fees.

39

Shareholder Information

Distribution Arrangements/Sales Charges

continued

Class C Shares

Class C Shares of the Fund may be purchased for individual accounts in amounts of less than $100,000. There is no sales charge imposed upon purchases of Class C Shares, but investors may be subject to a CDSC. Specifically, if you redeem Class C Shares of the Fund, your redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the date of original purchase of the Class C Shares. The CDSC will be assessed on the lesser of the NAV at the time of redemption or the NAV at the time of purchase.

If you sell some but not all of your Class C Shares of the Fund, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first.

Conversion Feature—Class C Shares

•

Class C Shares of the Fund will convert automatically to Class A Shares of the same Fund after five years from the beginning of the calendar month in which the Class C Shares were originally purchased.

•

After conversion, your shares will be subject to the lower combined distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class C Shares.

•

You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

•

If you purchased Class C Shares of one Fund which you exchanged for Class C Shares of another Fund, your holding period will be calculated from the time of your original purchase. The dollar value of Class A Shares you receive will equal the dollar value of the Class C Shares converted.

Waiver of Sales Charges—Class C Shares

The following qualify for waivers of sales charges:

•

Distributions following the death or disability of shareholder.

•

Redemptions representing the required minimum distribution from an IRA or a Custodial Account to a shareholder who has reached age 70½.

•

Redemptions representing the required minimum distribution from 401(k) retirement plans where such redemptions are necessary to make distributions to plan participants.

40

Shareholder Information

Distribution Arrangements/Sales Charges

continued

Class I Shares

There is no sales charge on purchases of Class I Shares. However, if you are effecting transactions in Class I Shares through a broker or financial intermediary that is acting as your agent, you may be required to pay a commission directly to your broker or financial intermediary. In addition to Class I Shares, the Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance) and are entitled to different services than Class I Shares.

Distribution and Shareholder Servicing Arrangements—Revenue Sharing

The Adviser and/or its affiliates may, out of their own resources, and without cost to the Fund, assist in the sale, distribution and/or servicing of the Fund’s shares. Without limiting the foregoing, the Adviser and/or its affiliates may, out of their own resources, and without cost to the Fund, provide compensation to selected financial intermediaries for marketing and/or shareholder recordkeeping, processing, accounting and/or other administrative services in connection with the sale, distribution and/or servicing of shares and shareholders of the Fund. These payments, which may be significant, are not paid by the Fund, and therefore, do not increase Fund expenses. Accordingly, these payments are not included in the fee and expense tables in this Prospectus. In addition, these payments do not change the price paid by shareholders for the purchase of Fund shares, the amount the Fund receives as proceeds from such sales or the fees and expenses paid by the Fund. Historically, these payments have generally been structured as a percentage of average net assets attributable to the financial intermediary but may also be structured as a fixed dollar amount, or a combination of the two, or may be calculated on another appropriate basis. These payments are in addition to commissions and 12b-1 fees, shareholder servicing fees and sales charges borne by shareholders. The making of these payments creates a conflict of interest for a financial intermediary receiving such payments to recommend the Fund over another investment. Shareholders should ask their financial intermediaries about how they will be compensated for investments made in the Fund. For additional information on these arrangements and payments, please see the “Payments to Financial Intermediaries” section of the SAI.

Exchanging Your Shares

If exchanging your shares through your financial adviser or broker, ask him or her for exchange procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your exchange. For all other redemption transactions, follow the instructions below.

You can exchange your shares of the Fund for shares of the same class of another HSBC Fund, usually without paying additional sales charges (see “Notes on Exchanges”). Transaction fees are generally not charged for exchanges.

You must meet the minimum investment requirements for the HSBC Fund into which you are exchanging. Exchanges from one HSBC Fund to another are taxable.

Instructions for Exchanging Shares

Exchanges may be made by sending a written request to HSBC Funds, P.O. Box 219691, Kansas City, MO 64121-9691 or by calling 1-800-782-8183. Please provide the following information:

•

Your name and telephone number

•

The exact name on your account and account number

•

Taxpayer identification number (usually your social security number)

•

Dollar value or number of shares to be exchanged

•

The name of the Fund from which the exchange is to be made

•

The name of the Fund into which the exchange is being made

See “Selling Your Shares” for important information about telephone transactions.

To prevent disruption in the management of the Fund due to market timing strategies, excessive exchange activity may be limited.

41

Shareholder Information

Exchanging Your Shares

continued

Notes on Exchanges

When exchanging from an HSBC Fund that has no sales charge or a lower sales charge to an HSBC Fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Be sure to read carefully the Prospectus of any HSBC Fund into which you wish to exchange shares.

Class A Shares of the Fund may be exchanged for Class D Shares of the HSBC Money Market Funds only if you are otherwise eligible to hold Class D Shares. In all other cases, you will receive Class A Shares of the HSBC Money Market Funds in exchange for your Class A Shares of any of the HSBC Funds.

Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of prospectuses, annual reports and semi-annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectuses and shareholder reports, please contact your financial adviser or registered representative at the institution where you have your account.

If you are a client of HSBC Securities (USA) Inc., please send your request to the address below:

HSBC Securities (USA) Inc.

P.O. Box 4217

Buffalo, NY 14240-8929

If you have any questions regarding the delivery of shareholder documents, please call 1-800-662-3343.

If your account is held directly with the Fund, please mail your request to the address below:

HSBC Funds

P.O. Box 219691

Kansas City, MO 64121-9691

If you have any questions regarding the delivery of shareholder documents, please call 1-800-782-8183.

The Fund will begin sending you individual copies of prospectuses and shareholder reports thirty days after receiving your request.

Other Information

The Prospectus and SAI, related regulatory filings and any other Fund communications or disclosure documents do not purport to create any contractual obligations between the Fund and shareholders. The Fund may amend any of these documents or enter into (or amend) a contract on behalf of the Fund without shareholder approval except where shareholder approval is specifically required. Furthermore, shareholders are not intended to be third-party beneficiaries of any contracts entered into by (or on behalf of) the Fund, including contracts with the Adviser, a Subadviser or other parties who provide services to the Fund.

42

Shareholder Information

Dividends, Distributions and Taxes

Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested dividends and distributions. Dividends are higher for Class I Shares than for Class A Shares and Class C Shares (as applicable) because Class I Shares have lower operating expenses. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you’ve owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution, which will generally be taxable. To the extent permitted by law, the Fund retains the right to temporarily suspend paying dividends if it is believed to be in the best interest of the Fund.

From time to time, a portion of the Fund’s distributions may constitute return of capital for tax purposes, and/or may include amounts in excess of the Fund’s net investment income for the period calculated in accordance with generally accepted accounting principles.

Taxes

The following information related to tax matters is meant as a general summary for U.S. taxpayers. Please see the SAI for more information. Because everyone’s tax situation is unique, you should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

•

The Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

•

Any income the Fund receives and any capital gain that the Fund derives is paid out, less expenses, to its shareholders.

•

Dividends from the Fund are paid semi-annually. Net capital gains, if any, for the Fund is at least annually. Unless a shareholder elects to receive them in cash, dividends and distributions will be automatically invested in additional shares of the Fund.

•

Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

•

Subject to certain limitations, qualifying dividends on corporate stock that are reported as qualified dividend income are eligible for a reduced maximum rate to individuals of 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts.

•

Any portion of the Fund’s dividend that is derived from interest will not qualify for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock, as described above. Instead, dividends attributable to interest will be taxed at the ordinary income tax rate applicable to the taxpayer. If the Fund reports a dividend as a capital gain distribution (e.g., when the Fund has a gain from the sale of an asset that the Fund held for more than one year), you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares. Distributions of short-term capital gains (e.g., when the Fund has a gain from the sale of an asset it held for one year or less) are taxable at ordinary income tax rates.

•

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

•

Dividends are taxable in the year in which they are paid or deemed paid, even if they appear on your account statement the following year. If the Fund declares a dividend in October, November or December of a year and distributes the dividend in January of the next year, you may be taxed as if you received it in the year declared rather than the year received.

43

Shareholder Information

Dividends, Distributions and Taxes

continued

•

There may be tax consequences to you if you dispose of your shares in the Fund, for example, through redemption, exchange or sale. The amount of any gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you held them.

•

Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long- term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale or exchange of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after disposition including replacement pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

•

The Internal Revenue Code of 1986, as amended, requires the Fund to report to the IRS, and furnish to Fund shareholders, cost basis information for Fund shares purchased on or after January 1, 2012 and sold on or after that date. The Fund will permit Fund shareholders to elect from among several cost basis methods accepted by the IRS, including average cost. In the absence of an election by a shareholder, the Fund will use the average cost method with respect to that shareholder.

•

Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in the Fund. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Fund may elect to “pass through” to its shareholders the amount of foreign taxes paid or deemed paid by the Fund. If the Fund so elects, each of its shareholders would be required to include in gross income, even though not actually received, its pro rata share of the foreign taxes paid or deemed paid by the Fund, but would be treated as having paid its pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to holding period and certain other limitations) as a foreign tax credit against federal income tax (but not both). The Fund will provide you with the information necessary to reflect foreign taxes paid on your income tax if it makes this election. Because it is not currently anticipated that securities of foreign issuers will constitute more than 50% of the Fund's total assets at the end of its taxable year, shareholders should not expect to be eligible to claim a deduction or foreign tax credit on their federal income tax returns with respect to foreign taxes withheld.

•

Information regarding the federal tax status of distributions made by the Fund will be mailed by February 15th of each year. The notice will tell you which dividends must be treated as taxable ordinary income and which (if any) are long-term capital gain. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

•

If you buy shares of the Fund before it makes a taxable distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying a dividend.”

•

Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of your investment to the extent of your basis in the shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of your investment, reduces your basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of shares. A distribution will reduce the Fund’s NAV per share and may be taxable to you as ordinary income or capital gain even though, from an economic standpoint, the distribution may constitute a return of capital.

•

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 24% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

•

Foreign shareholders are generally subject to special withholding requirements. If the Fund elects to report distributions of U.S. source interest and short-term capital gains, such distributions may be paid to foreign shareholders free of withholding. The Fund has the option of not accepting purchase orders from non-U.S. investors.

•

If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends or capital gains until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

•

There is a penalty on certain pre-retirement distributions from retirement accounts.

•

The Fund is required to withhold U.S. tax (at a 30% rate) on payments of dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Fund to enable the Fund to determine whether withholding is required.

44

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years or, if shorter, the period of the Fund’s operations. Certain information reflects financial results for a single share of the Fund. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information audited by PricewaterhouseCoopers LLP, whose reports, along with the Fund’s financial statements, are incorporated herein by reference and included in the Fund’s annual reports, which are available upon request.

45

HSBC Opportunity Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities			Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)(a)	Net Realized and Unrealized Gains/ (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions)	Portfolio Turnover(c)
Class A Shares
Year Ended October 31, 2021	$10.71	$(0.11)	$4.57	$4.46	$—	$(0.68)	$(0.68)	$14.49	42.81%	$12,518	1.55%	(0.83)%	7.00%	78%
Year Ended October 31, 2020	9.42	(0.09)	2.10	2.01	—	(0.72)	(0.72)	10.71	22.05%	9,224	1.55%	(0.91)%	7.29%	94%
Year Ended October 31, 2019	10.70	(0.07)	0.59	0.52	—	(1.80)	(1.80)	9.42	8.77%	8,449	1.55%	(0.79)%	5.77%	81%
Year Ended October 31, 2018	11.24	(0.10)	0.82	0.72	—	(1.26)	(1.26)	10.70	6.46%	9,352	1.55%	(0.84)%	5.37%	77%
Year Ended October 31, 2017	9.94	(0.08)	2.68	2.60	—	(1.30)	(1.30)	11.24	29.00%	9,422	1.55%	(0.79)%	2.98%	80%
Class C Shares
Year Ended October 31, 2021	$5.10	$(0.09)	$2.10	$2.01	$—	$(0.68)	$(0.68)	$6.43	41.77%	$41	2.30%	(1.60)%	7.74%	78%
Year Ended October 31, 2020	4.85	(0.08)	1.05	0.97	—	(0.72)	(0.72)	5.10	21.29%	37	2.30%	(1.65)%	8.13%	94%
Year Ended October 31, 2019	6.53	(0.08)	0.20	0.12	—	(1.80)	(1.80)	4.85	8.07%	77	2.30%	(1.54)%	6.60%	81%
Year Ended October 31, 2018	7.38	(0.11)	0.52	0.41	—	(1.26)	(1.26)	6.53	5.52%	116	2.30%	(1.60)%	6.08%	77%
Year Ended October 31, 2017	6.99	(0.11)	1.80	1.69	—	(1.30)	(1.30)	7.38	28.11%	454	2.30%	(1.54)%	3.71%	80%

*	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the HSBC Opportunity Portfolio.
(a)	Calculated based on average shares outstanding.
(b)	Total return calculations do not include any sales or redemption charges.
(c)

Portfolio turnover rate is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets. Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

46

HSBC Opportunity Fund (Class I)

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities			Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)(a)	Net Realized and Unrealized Gains/ (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions)	Portfolio Turnover(c)
Class I Shares
Year Ended October 31, 2021	$14.67	$(0.07)	$6.13	$6.06	$—	$(1.57)	$(1.57)	$19.16(d)	43.23%	$88,809	1.10%	(0.39)%	1.88%	78%
Year Ended October 31, 2020	12.79	(0.06)	2.85	2.79	—	(0.91)	(0.91)	14.67	22.58%	121,959	1.10%	(0.46)%	1.63%	94%
Year Ended October 31, 2019	14.38	(0.04)	0.81	0.77	—	(2.36)	(2.36)	12.79	9.25%	115,924	1.10%	(0.34)%	1.44%	81%
Year Ended October 31, 2018	15.40	(0.06)	1.12	1.06	—	(2.08)	(2.08)	14.38	6.96%	136,640	1.10%	(0.40)%	1.39%	77%
Year Ended October 31, 2017	13.27	(0.05)	3.65	3.60	—	(1.47)	(1.47)	15.40	29.53%	127,861	1.10%	(0.34)%	1.12%	80%

*	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the HSBC Opportunity Portfolio.
(a)	Calculated based on average shares outstanding.
(b)	Total return calculations do not include any sales or redemption charges.
(c)

Portfolio turnover rate is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets. Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)

The net asset value per share (“NAV”) for financial reporting purposes differs from the NAV reported due to adjustments made in accordance with accounting principles generally accepted in the United States of America.

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

47

HSBC Opportunity Fund Portfolio

Financial Highlights

		Ratios/Supplementary Data
	Total Return	Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover
HSBC OPPORTUNITY PORTFOLIO
Year Ended October 31, 2021	43.07%	$101,359	1.25%	(0.53)%	78%
Year Ended October 31, 2020	22.50%	131,286	1.13%	(0.49)%	94%
Year Ended October 31, 2019	9.31%	124,533	1.07%	(0.31)%	81%
Year Ended October 31, 2018	6.99%	146,185	1.04%	(0.34)%	77%
Year Ended October 31, 2017	29.79%	137,857	0.91%	(0.15)%	80%

See notes to financial statements

48

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-annual Reports:

The Fund’s annual and semi-annual reports to shareholders contain additional information on the Fund’s investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Fund, including their operations and investment policies. It is incorporated by reference and legally considered a part of this prospectus.

You can get free copies of the Fund’s annual and semi-annual reports and the SAI and prospectuses of other funds in the HSBC Family of Funds from the Fund’s website at https://investorfunds.us.hsbc.com. You can also obtain these items or request other information, and discuss your questions about the Fund, by contacting a broker or bank through which shares of the Fund may be purchased or sold, or by contacting the Fund at:

HSBC Funds P.O. Box 219691 Kansas City, MO 64121-9691 Telephone: 1-800-782-8183

You can review and copy the Fund’s annual and semi-annual reports and SAI for free from the SEC’s website at www.sec.gov or you can obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

INVESTMENT COMPANY ACT FILE NO. 811-04782

00271516

49

STATEMENT OF ADDITIONAL INFORMATION

HSBC FUNDS

	Class A	Class C	Class D	Class E
HSBC U.S. Government Money Market Fund	FTRXX	HUMXX	HGDXX	HGEXX
HSBC U.S. Treasury Money Market Fund	HWAXX	HUCXX	HTDXX	HTEXX
HSBC ESG Prime Money Market Fund	-	-	HEDXX	-
	Class I	Intermediary Class	Intermediary Service Class	Class Y
HSBC U.S. Government Money Market Fund	HGIXX	HGGXX	HGFXX	RGYXX
HSBC U.S. Treasury Money Market Fund	HBIXX	HTGXX	HTFXX	HTYXX
HSBC ESG Prime Money Market Fund	HEIXX	HEGXX	HETXX	-

P.O. Box 219691

Kansas City, MO 64121-9691

General and Account Information - (800) 782-8183 (Toll Free)

HSBC Global Asset Management (USA) Inc.	Citi Fund Services Ohio, Inc.
Investment Adviser and Administrator of the Funds ( “Adviser” or “Administrator”)	Sub-Administrator of the Funds (“Citi” or “Sub-Administrator”)

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS ONLY AUTHORIZED FOR DISTRIBUTION WHEN PRECEDED OR ACCOMPANIED BY THE PROSPECTUS FOR THE FUNDS DATED FEBRUARY 28, 2022 (the “Prospectus”). This Statement of Additional Information (“SAI”) contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Prospectus and SAI may be obtained without charge by writing or calling the HSBC Funds (the “Trust”) at the address and telephone number printed above.

References in this SAI to the “Prospectus” are to the Prospectus dated February 28, 2022 of the Trust by which shares of the funds listed above (each a “Fund” and, collectively, the “Funds”) are being offered. Unless the context otherwise requires, terms defined in the Prospectus have the same meaning in this SAI as in the Prospectus.

The U.S. Government Money Market Fund’s and the U.S. Treasury Money Market Fund’s current audited financial statements dated October 31, 2021 are incorporated herein by reference from the Annual Report of the Funds dated October 31, 2021 as filed with the Securities and Exchange Commission (“SEC”). Current audited financial statements for the ESG Prime Money Market Fund will be incorporated by reference from the Annual Report of the Fund when available. Copies of this Annual Report (when available) may be obtained without charge by writing or calling the Trust at the address and telephone number printed above.

February 28, 2022

ii

MANAGEMENT OF THE TRUST	29

Board of Trustees	29
Committees	33
Fund Ownership	34
Trustee and Officer Compensation	35
Investment Adviser	35
Distribution Plans - Class A, Class C, and Class D Shares Only	38
The Distributor	38
Payments to Financial Intermediaries	39
Administrator and Sub-Administrator	41
Transfer Agent	42
Custodian	42
Fund Accounting Agent	43
Shareholder Services Plan and Shareholder Servicing Agents	43
Federal Banking Law	44
Expenses	45
Proxy Voting	45

DETERMINATION OF NET ASSET VALUE	45

PURCHASE OF SHARES	47

Exchange Privilege	48
In-Kind Purchases	49
Automatic Investment Plan	49
Purchases Through a Shareholder Servicing Agent or a Securities Broker	49
Conversion Feature - Class C Shares	50
Level Load Alternative - Class C Shares	50

REDEMPTION OF SHARES	50

Systematic Withdrawal Plan	52
Redemption of Shares Purchased Directly Through the Funds	52
Check Redemption Service	53

RETIREMENT PLANS	53

Individual Retirement Accounts (“IRAs”)	53
Defined Contribution Plans	53
Section 457 Plan, 401(k) Plan, 403(b) Plan	54

DIVIDENDS AND DISTRIBUTIONS	55

DESCRIPTION OF SHARES, VOTING RIGHTS, AND LIABILITIES	56

OWNERSHIP OF THE FUNDS	56

TAXATION	60

iii

Federal Income Tax	60
Distributions in General	61
Sale, Exchange or Redemption of Shares	62
Original Issue Discount/Market Discount	63
Backup Withholding	63
Other Taxation	64
Foreign Shareholders	64

OTHER INFORMATION	64

Capitalization	64
Independent Registered Public Accounting Firm	65
Counsel	65
Code of Ethics	65
Registration Statement	65
Financial Statements	65
Shareholder Inquiries	66

APPENDIX A: DESCRIPTION OF SECURITIES RATINGS	A-1

APPENDIX B: ISS PROXY VOTING GUIDELINES	B-1

iv

GENERAL INFORMATION

The HSBC U.S. Government Money Market Fund (“U.S. Government Money Market Fund”), HSBC U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”) and HSBC ESG Prime Money Market Fund (“ESG Prime Money Market Fund”), are separate series of the Trust, an open-end management investment company. Each Fund is a money market fund that must comply with the requirements of the SEC’s Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and, by virtue of compliance with the diversification requirements of Rule 2a-7, is deemed to have satisfied the diversification requirements of the 1940 Act. Each Fund has its own distinct investment objective and policies. Each Fund is described in this SAI. The Trust includes certain equity funds that are covered in separate SAIs. As of the date of this SAI, the ESG Prime Money Market Fund has not commenced operations.

Shares of the U.S. Government Money Market Fund and the U.S. Treasury Money Market Fund are divided into eight separate classes: Class A (the “Class A Shares”), Class C (the “Class C Shares”), Class D (the “Class D Shares”), Class E (the “Class E Shares”), Institutional Shares (the “Class I Shares”), Intermediary Class (the “Intermediary Shares”), Intermediary Service Class (the “Intermediary Service Shares”), and Class Y (the “Class Y Shares”). Shares of the ESG Prime Money Market Fund are divided into five separate classes: Class D (the “Class D Shares”), Institutional Shares (the “Class I Shares”), Intermediary Class (the “Intermediary Shares”), Intermediary Service Class (the “Intermediary Service Shares”), and Class Y (the “Class Y Shares”). See the Prospectus and “Purchase of Shares” for information about the various classes and eligibility to invest therein.

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

The following information supplements the discussion of the investment objective, policies, and risks of each Fund in the Funds’ Prospectus.

The U.S. Government Money Market Fund and the U.S. Treasury Money Market Fund are money market funds that follow investment and valuation policies designed to maintain a stable net asset value (“NAV”) of $1.00 per share. There is no assurance that U.S. Government Money Market Fund or the U.S. Treasury Money Market Fund will be able to maintain a stable NAV of $1.00 per share. Although the ESG Prime Money Market Fund is a money market fund, the NAV of the Fund's shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund's portfolio securities. There can be no assurance that the investment objective of a Fund will be achieved.

Except as otherwise indicated, the investment objective and related policies and strategies of a Fund are not fundamental and may be changed by the Board of Trustees of the Trust (the “Board”) without the approval of Fund shareholders. Shareholders will be given advance notice of material changes to a Fund’s investment objective or other non-fundamental investment policies. If there is a change, shareholders should consider whether a Fund remains an appropriate investment in light of their then-current financial position and needs.

U.S. GOVERNMENT MONEY MARKET FUND

The Fund is a government money market fund and seeks to maintain a stable price of $1.00 per share. The Fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”) and/or repurchase agreements that are collateralized fully by these types of obligations. In addition, the Fund must invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. Government Securities and repurchase agreements collateralized fully by these types of obligations. This policy is not fundamental and may be changed by

1

the Board upon 60 days’ notice to Fund shareholders. If there is a change, shareholders should consider whether the Fund remains an appropriate investment in light of their then-current financial position and needs. All investments on behalf of the Fund (i.e., 100% of the Fund’s investments) mature or are deemed to mature within 397 days from the date of acquisition, as calculated in accordance with Rule 2a-7. The Fund also must have a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less, each as calculated in accordance with Rule 2a-7.

The Fund invests in obligations of, or obligations guaranteed by, the U.S. Government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, notes and bonds, and issues of agencies and instrumentalities established under the authority of an Act of Congress. Some of the latter category of obligations are supported by the “full faith and credit” of the United States, others are supported by the right of the issuer to borrow from the U.S. Treasury, and still others are supported only by the credit of the agency or instrumentality. Examples of each of the three types of obligations described in the preceding sentence are (i) obligations guaranteed by the Government National Mortgage Association (“GNMA”), (ii) obligations of the Federal National Mortgage Association (“FNMA”), and (iii) obligations of the Federal Farm Credit Bank, respectively. The Fund may also invest in securities of other money market funds that primarily invest in U.S. Government Securities and repurchase agreements collateralized by U.S. Government Securities.

U.S. TREASURY MONEY MARKET FUND

The Fund is a government money market fund and seeks to maintain a stable price of $1.00 per share. The Fund seeks to achieve its investment objective by investing, under normal market conditions, exclusively in direct obligations of the U.S. Treasury. In addition, the Fund must invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in direct obligations of the U.S. Treasury. This policy is not fundamental and may be changed by the Board upon 60 days’ notice to Fund shareholders. If there is a change, shareholders should consider whether the Fund remains an appropriate investment in light of their then-current financial position and needs. All investments on behalf of the Fund (i.e., 100% of the Fund’s investments) mature or are deemed to mature within 397 days from the date of acquisition, as calculated in accordance with Rule 2a-7. The Fund also must have a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less, as calculated in accordance with Rule 2a-7.

The Fund may not enter into loans of its portfolio securities, invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, or invest in repurchase agreements under normal conditions. However, the Fund may temporarily invest in repurchase agreements collateralized by U.S. Treasury obligations.

The U.S. Treasury issues various types of marketable securities consisting of bills, notes, bonds and other debt securities. They are direct obligations of the U.S. Government and differ primarily in the length of their maturity. Treasury bills, the most frequently issued marketable U.S. Government security, have a maturity of up to one year and are issued on a discount basis.

ESG PRIME MONEY MARKET FUND

The investment objective of the Fund is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the minimization of principal volatility, while considering select environmental, social and governance (“ESG”) criteria. There can be no assurance that the investment objective of the Fund will be achieved. Except as otherwise indicated, the investment objective and related policies and strategies of the Fund are not fundamental and may be changed by the Board of Trustees of the Trust (the “Board”) without the approval of Fund shareholders. Shareholders will be given advance

2

notice of material changes to the Fund’s investment objective or other non-fundamental investment policies. If there is a change, shareholders should consider whether the Fund remains an appropriate investment in light of their then-current financial position and needs.

The Fund seeks to achieve its investment objective by investing in a portfolio of high quality debt obligations with maturities of (or deemed maturities of) 397 days or less and repurchase agreements collateralized by these types of obligations. The Fund will maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less, each as calculated in accordance with Rule 2a-7. Examples of these instruments include:

-             bank certificates of deposit (“CDs”): negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return;

-             time deposits: non-negotiable deposits maintained in banking institutions for specified periods of time and stated interest rates;

-             bankers’ acceptances: negotiable drafts or bills of exchange that have been “accepted” by a bank, meaning, in effect, that the bank has unconditionally agreed to pay the face value of the instrument on maturity;

-             prime commercial paper: high-grade, short-term obligations issued by banks, corporations and other issuers;

-             corporate obligations: high-grade, short-term corporate obligations (other than prime commercial paper);

-             municipal obligations: high-grade, short-term municipal obligations;

-             Government securities: marketable securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities;

-             repurchase agreements collateralized by U.S. Treasury or U.S. government agency obligations; and

-             repurchase agreements secured by collateral other than cash and U.S. government securities.

The Fund invests in high quality debt obligations that have been determined by the Adviser to present minimal credit risks to the Fund. In determining whether a security presents minimal credit risks to the Fund, the Adviser will analyze the capacity of the security’s issuer or guarantor to meet its financial obligations and other factors, including any ratings by a nationally recognized statistical rating organization.

The Fund will also invest in issuers that are considered by the Adviser to be better at addressing ESG risks than other issuers in the Fund’s investable universe. To identify issuers that are considered to be better at addressing ESG risks, the Adviser will use a combination of its own proprietary scoring system, which is partly based on third-party data, and individual environmental, social and governance (E, S and G) scores assigned by third parties, to assign a single ESG score to each approved issuer in the Fund’s investable universe. The individual E, S and G scores and single ESG score measure the performance of an issuer’s business operations and governance based on select E, S and/or G criteria deemed to be material by the Adviser and third-party research providers. ESG criteria deemed to be material by the Adviser and third-party research providers includes, for example, emissions, resource use, human and workforce rights, management behavior and corporate social responsibility.

Potential investments are evaluated and scored on a relative basis against other issuers in the investable universe. While an issuer’s individual E, S and G scores and single ESG score will not be solely determinative of the inclusion or exclusion of the issuer, the Adviser will generally apply relative ESG score screens that will exclude issuers which rank in the bottom quartile for their single ESG score and/or bottom decile of any individual E, S or G score. The proprietary scoring system seeks to provide a more comprehensive approach to security selection than credit analysis alone.

3

The Adviser will also use a combination of sector specific and other screens to identify and exclude issuers that, among other things: (1) are involved in certain sectors, such as nuclear armaments and other controversial weapons; (2) derive material revenue (generally greater than 10%) from certain sectors, such as thermal coal extraction; and (3) are believed to be in breach of the principles outlined in the United Nations Global Compact.

Although the Fund must invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in debt obligations whose issuer or guarantor, in the opinion of the Adviser, meet the minimum ESG criteria described above at the time of purchase, the Fund generally expects to invest all or substantially all of its net assets in these investments. The Adviser will also seek to engage with issuers to address identified shortcomings in how they manage ESG risks to enable them to understand that ESG performance is factored into decisions on whether their securities may be purchased by the Fund.

The Fund invests primarily in bank certificates of deposit, time deposits, bankers’ acceptances, prime commercial paper, corporate obligations, municipal obligations, U.S. government securities and repurchase agreements collateralized by U.S. government securities. The Fund’s investments may also include variable rate demand notes and repurchase agreements secured by collateral other than cash and U.S. government securities, including equity securities and investment grade debt securities, to the extent permitted by Rule 2a-7 under the 1940 Act.

The Fund may invest without limit in the domestic banking industry when, in the opinion of the Adviser, the yield, marketability and availability of investments meeting the Fund’s quality standards and the minimum ESG criteria in such industry justify any additional risks associated with the concentration of the Fund’s assets in the industry. The Fund may also invest without limit in commercial paper and short-term corporate obligations of domestic financial institutions. The Fund may also make investments in U.S. dollar denominated commercial paper and other obligations of foreign issuers and in bank certificates of deposit and bankers’ acceptances payable in U.S. dollars and issued by foreign banks or by foreign branches of U.S. banks.

The Fund seeks to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. Additionally, the Fund will seek to take advantage of temporary disparities in yields of different segments of high-grade money market instruments or among particular instruments within the same segment of the market.

In purchasing and selling securities for the Fund, portfolio managers consider the Adviser’s credit analysis and ESG criteria. Portfolio managers select investments from an approved credit list compiled by the Adviser’s global credit, liquidity and ESG analysts, who have conducted an independent qualitative and quantitative review of each issuer on the list. Safety is prioritized, with additional emphasis placed on liquidity, yield and ESG criteria.

QUALIFYING AS A REGULATED INVESTMENT COMPANY

The Trust intends for each Fund to maintain its qualification as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). In order to maintain such qualification, among other things, at the close of each quarter of each Fund’s taxable year, at least 50% of the Fund’s total assets must be represented by cash, U.S. Government Securities, investment company securities and other securities limited in respect of any one issuer to not more than 5% in value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer. In addition, at the close of each quarter of its taxable year, not more than 25% of a Fund’s total assets may be invested

4

in securities of one issuer (or two or more issuers which are controlled by the Fund and which are determined to be engaged in the same or similar trades or businesses or related businesses) other than U.S. Government securities or the securities of other regulated investment companies or in the securities of one or more “qualified publicly traded partnerships”.

INVESTMENT TECHNIQUES AND RISKS

Each Fund invests in a variety of securities in accordance with its investment objectives and policies (as described in the Prospectus and above in this SAI) and employs a number of investment techniques. Each type of security and technique involves certain risks. The following is an alphabetical list of the investment techniques used by the Funds as indicated in the table, and the main risks associated with those techniques. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

The table below indicates the types of investments and techniques that are material to the investment strategies employed by each Fund. In some cases, the omission of a Fund is not intended to imply that the Fund is precluded from investing in the types of investments or employing the techniques indicated below. Generally, if a particular type of investment or technique is not indicated as being applicable to a particular Fund, the particular type of investment or technique will not be material to the investment strategies employed by the Fund, although any risk factors that are stated more generally with respect to any broader category of investment or technique may still apply.

Type of Investment Technique or Risk	U.S. Government Money Market Fund	U.S. Treasury Money Market Fund	ESG Prime Money Market Fund
Asset-Backed Securities			X
Cyber Security Risk	X	X	X
ESG Investing Risk			X
Fixed Income Securities	X	X	X
Foreign Securities			X
Global Financial Markets	X	X	X
Investments in Other Investment Companies	X		X
Liquidity	X	X	X
Mortgage-Related Securities	X		X
Municipal Obligations			X
Obligations of Personal and Business Credit Institutions (Banking Industry)			X
Operational Risk	X	X	X
Regulatory Risk	X	X	X
Repurchase Agreements	X	X*	X
Risks of Qualified Financial Contracts	X	X	X
Selection of Money Market Investments	X	X	X
Sovereign and Supranational Debt Obligations			X
U.S. Government Securities	X	X	X
Variable Rate Demand Notes			X

5

* The U.S. Treasury Money Market Fund, under adverse market conditions, temporarily may invest in repurchase agreements collateralized by U.S. Treasury obligations.

ASSET-BACKED SECURITIES

The Fund may invest in asset-backed securities. Through the use of trusts and special purpose subsidiaries, various types of assets, including auto loans, credit card receivables, home equity loans, and student loans, are being securitized in pass-through structures similar to the mortgage pass-through structures described below, or in a pass-through structure similar to the collateralized mortgage structure.

Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. Accordingly, the Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. To the extent that the Fund invests in asset-backed securities, the values of the Fund’s portfolio securities will vary with changes in market interest rates generally and the differentials in yields among various kinds of asset-backed securities.

Asset-backed securities present certain additional risks because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, if the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee. However, the Fund is subject to the credit risk of the person or entities providing the credit enhancements.

CYBER SECURITY RISK

The Funds face greater risks of cyber security breaches because of the broad use of technology, such as computer systems and the internet, that has developed in the course of business. In general, cyber-attacks result from deliberate attacks but other events may have effects similar to those caused by cyber-attacks. Cyber-attacks include, among others, stealing, destroying or corrupting data that is maintained online or digitally, denial-of-service attacks on websites, and the unauthorized release of confidential information. Cyber-attacks affecting a Fund or its investment adviser, subadviser, custodian, transfer agent, intermediary or other third-party service provider may adversely impact the Funds. These cyber-attacks have the ability to cause disruptions and impact business operations, to result in financial losses, to prevent shareholders from transacting business, and to lead to violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. Similar to operational risk in general, the Funds and their investment adviser have instituted risk management systems designed to minimize the risks associated with cyber security. However, it is not

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certain that these systems will succeed, especially because the Funds do not directly control the cyber security systems of the service providers to the Funds, their trading counterparties, or the issuers in which a Fund may invest. Moreover, there is a risk that the cyber-attacks will not be detected.

FIXED INCOME INSTRUMENTS

The Funds invest in fixed income securities. The value of a Fund's investment in fixed income instruments may change as prevailing interest rates fluctuate. When interest rates decline, the value of fixed income securities can be expected to rise. However, a low interest rate environment poses additional risks to the Funds, which are heightened in a very low or negative interest rate environment. Low or negative yields on the Funds' portfolio holdings may have an adverse impact on a Fund's ability to generate a positive yield or pay expenses out of current income. Without maintaining a positive yield, it is difficult for the U.S. Government Money Market Fund and U.S. Treasury Money Market Fund to maintain a stable $1.00 NAV and for the ESG Prime Fund to minimize the volatility of its NAV. In addition, in a low interest rate environment, it is difficult for a Fund to achieve its investment objective. Interest rates in the United States are currently at historically low levels, but are expected to increase in the future. Certain countries (such as countries in Europe and Japan) have already experienced negative interest rate environments.

When interest rates rise, the value of fixed income securities can be expected to decline. The Funds’ investments in fixed income securities with longer terms to maturity or greater duration are subject to greater volatility than shorter-term obligations. Fluctuations in interest rates may affect the yield, volatility, liquidity and value of investments in income-producing or fixed income securities. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflationary or deflationary pressures, changing inflation or real growth rates, general market and economic conditions, etc.). The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments.

Outflows in the fixed income market could impose difficulties on dealers because the recent increase of assets in bond mutual funds and exchange traded funds has not been matched with a proportionate increase in dealer capacity. As such, dealer inventories appear to be at an all-time low, relative to the market size. This reduction in market-making capacity by dealers has the potential to decrease liquidity and increase volatility in fixed income markets.

After purchase by a Fund, a fixed income security may cease to be rated or its rating may be reduced below the minimum required for purchase. A fixed income security which has had its rating downgraded or revoked may be subject to greater risk to principal and income, and often involve greater volatility of price, than instruments in the higher rating categories. Such instruments are also subject to greater credit risks (including, without limitation, the possibility of default by or bankruptcy of its issuers of such securities) than securities in higher rating categories.

ESG INVESTING RISK

The incorporation of ESG criteria, including the ESG scores and the sector specific and other screens, into the investment process will cause the Fund to forgo investment opportunities available to other money market funds that do not use these criteria, or to increase or decrease its exposure to certain sectors, regions or countries or certain types of issuers. The Fund’s investments in certain companies may be susceptible to various factors that may impact their businesses or operations, including costs associated with government budgetary constraints that impact publicly funded projects and clean energy initiatives, the effects of general economic conditions throughout the world, increased competition from other providers of services, unfavorable tax laws or accounting policies and high leverage. Moreover, certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies, which may change without notice. As a result of the foregoing, the Fund could underperform other money market funds that do not consider ESG criteria in their investment processes. In evaluating an issuer, the Adviser is

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dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of ESG criteria relevant to a particular issuer. Moreover, the Adviser’s evaluation of ESG criteria may vary from that of other funds or their investment advisers because there are no generally accepted standards for ESG disclosure or evaluation.

Investing on the basis of ESG criteria is qualitative and subjective by nature and there can be no assurance that the process utilized by any third-party research or data providers or any judgment exercised by the Adviser or its affiliates will reflect the beliefs or values of any particular investor. Investors can differ in their views of what constitutes positive or negative ESG characteristics. As a result, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor. Moreover, the assessment by the Adviser or its affiliates of an issuer may change over time, which could cause the Fund to hold securities that no longer meet the minimum ESG criteria. Constraints imposed by regulations applicable to money market funds or other considerations relating to credit quality, liquidity or yield, may limit the Adviser’s ability to implement the Fund’s ESG investment strategy.

FOREIGN SECURITIES

The Fund may invest in securities of foreign issuers. Such investments by the Fund may be made in U.S. dollar-denominated commercial paper of foreign issuers and in bank certificates of deposit and bankers’ acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. These foreign investments involve certain special risks described below.

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign securities, including those of emerging and frontier market issuers, are subject to additional risks, including international trade, social, political and regulatory risks. In addition, regulators may not have as much access to foreign issuers to adequately audit and oversee issuers. As such, U.S. investors, including a Fund, may be subject to risks associated with less stringent accounting oversight. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations (including repatriation restrictions), tariffs and/or trade embargoes, expropriation or confiscatory taxation, other taxes imposed by the foreign country on the Fund’s earnings, assets, or transactions, limitation on the removal of cash or other assets of the Fund, political or financial instability, the imposition of economic sanctions, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Furthermore, dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Additional costs associated with an investment in foreign securities may include higher custodial fees than those that apply to domestic custodial arrangements, and transaction costs of foreign currency conversions. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries, and the degree of cooperation between issuers in certain foreign countries, including emerging and frontier markets countries, with foreign and U.S. financial regulators may vary significantly.

GLOBAL FINANCIAL MARKETS

Global economies and financial markets are becoming increasingly interconnected. Social, political and economic conditions (including recent instability and volatility) and events (including, but not limited to, armed conflicts, natural/environmental disasters, pandemics, epidemics, social unrest, and government

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shutdowns and defaults) in one country, region or financial market, including a country, region or market in which a Fund has not invested, may adversely impact issuers in a different country, region or financial market, including a country, region or market in which a Fund has invested. As a result, a Fund could be negatively impacted if the values of its investments were harmed by these political or economic conditions or events. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market or liquidity risk or cause difficulty in valuing portfolio instruments held by the Fund. This could cause a Fund to underperform other types of investments. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for a Fund’s operations. For additional information, please see the discussion herein on “Operational Risk.”

For example, the recent outbreak of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in markets around the world. The transmission of COVID-19 and efforts to contain its spread have led to severe macroeconomic disruptions, exchange closures, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations (including staff furloughs and reductions) and supply chains, and a reduction in consumer and business spending, as well as general concern and uncertainty that has negatively affected the economy. Certain of these consequences remain ongoing. Such events, or other disruptions caused by social, political, or economic conditions or other events, could adversely impact issuers, markets and economies (and, accordingly, a Fund) over the short- and long-term, including in ways that cannot be foreseen.

The severity or duration of such conditions and/or events may be affected by policy changes made by governments or quasi-governmental organizations. Historically, instability in the financial markets has led governments across the globe to take a number of actions designed to support the financial markets. For example, in response to the outbreak of COVID-19, the U.S. Government passed a series of economic relief packages, including the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”) and the American Rescue Plan Act of 2021 (“American Rescue Plan”), which provided approximately $2.0 trillion in economic relief to certain businesses and individuals affected by COVID-19. In addition, the United States Federal Reserve announced in March 2020 several initiatives designed to help money market mutual funds address illiquidity concerns stemming from COVID-19-related market dislocations and significant investor demand for redemptions. There can be no guarantee that the CARES Act, American Rescue Plan, other economic stimulus bills (within the United States or other affected countries throughout the world), or other government actions will be sufficient or will have their intended effect, or will not result in unintended adverse economic consequences, such as increased inflationary pressure. Future government regulation and/or intervention may also change the way in which a Fund is regulated and could limit or preclude the Fund’s ability to achieve its investment objective. Moreover, governments or their agencies may acquire distressed assets from financial institutions, may acquire ownership interests in those institutions, or may impose conditions on issuers receiving financial assistance (including by restricting or limiting their ability to pay dividends), all of which may affect a Fund’s investments in ways that are unforeseeable.

Political institutions may not be able to effectively respond to these political and economic conditions and events, and these political institutions may erode over time. For example, one or more countries that have adopted the euro may abandon that currency and/or withdraw from the European Union, which could disrupt global markets and affect the liquidity and value of a Fund’s investments, regardless of whether the Fund has significant exposure to European markets. In addition, countries in the Asian region (particularly China) may be adversely affected by social, political, economic and regulatory developments, including long-running border and diplomatic disputes with neighboring countries or the international community, that could adversely impact economies within individual Asian countries or the Asian region or the global market as a whole.

In addition, in the United States, total public debt as a percentage of gross domestic product has grown rapidly since 2008. High levels of national debt may raise concerns that the U.S. government will be unable

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to pay investors at maturity, may cause declines in currency valuations and may prevent the U.S. government from implementing effective fiscal policy.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

Subject to certain restrictions, the Funds may invest in securities issued by other money market funds that primarily invest in U.S. Government Securities and repurchase agreements collateralized by U.S. Government Securities. Such securities will be acquired by the Funds within the limits prescribed by the 1940 Act and the rules thereunder. Investors should recognize that the purchase of securities of other investment companies results in duplication of expenses such that investors indirectly bear a proportionate share of the operating expenses of such companies, including investment advisory and administrative services fees. In addition, the Funds will be affected by the investment policies, practices, and performance of such money market fund in direct proportion to the amount of assets the Fund invests therein.

The Trust may, in the future, seek to achieve a Fund’s investment objective (subject to applicable investment restrictions) by investing all of the Fund’s assets in an open-end management investment company having substantially the same investment objective, policies and restrictions as those applicable to the Fund. In such event, the investment advisory contract for the Fund would be terminated and the administrative services fees paid by the Fund would be reduced. Such investment would be made only if the Trustees of the Trust believe that the aggregate per share expenses of the Fund and such other investment company will be less than or approximately equal to the expenses which the Fund would incur if the Trust were to continue to retain the services of an investment adviser for the Fund and the assets of the Fund were to continue to be invested directly in portfolio securities.

In cases where (i) a Fund has an investment policy to invest under normal circumstances at least 80% of its net assets in a particular type or category of securities, and (ii) a Fund invests in another investment company that has a similar investment policy requiring it to invest under normal circumstances at least 80% of its net assets in that type or category of securities, the Fund will treat its investment in the other investment company as meeting the requirements of the Fund’s policy concerning the investment of at least 80% of the Fund’s net assets.

LIQUIDITY

The Funds will comply with the liquidity requirements under Rule 2a-7, including the weekly and daily liquidity requirements. In addition, each Fund will not acquire an illiquid security (as defined below) if, immediately after the acquisition, the Fund would have invested more than 5% of its total assets in illiquid securities. An illiquid security is a security that cannot be sold or disposed of within seven calendar days in the ordinary course of business at approximately the amount at which a Fund has valued the security.

The policy with respect to the purchase of illiquid securities does not limit the acquisition of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”) or commercial paper issued pursuant to Section 4(a)(2) under the 1933 Act that are determined to be liquid in accordance with guidelines established by the Board. There may be delays in selling these securities, and sales may be made at less favorable prices.

The Adviser may determine that a particular Rule 144A or Section 4(a)(2) security is liquid and thus not subject to the limitation on investments in illiquid securities, pursuant to guidelines adopted by the Board. Factors that the Adviser must consider in determining whether a particular Rule 144A security is liquid include the frequency of trades and quotes for the security, the number, diversity, and quality of dealers willing to purchase or sell the security and the number of other potential purchasers, dealer undertakings to make a market in the security, and the nature of the security and the nature of the market for the security

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(i.e., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Investing in Rule 144A securities could have the effect of increasing the level of a Fund’s illiquidity to the extent that qualified institutions might become, for a time, uninterested in purchasing these securities.

MORTGAGE-RELATED SECURITIES

The U.S. Government Money Market Fund and the ESG Prime Money Market Fund may invest in mortgage-backed certificates and other securities representing ownership interests in mortgage pools, including collateralized mortgage obligations (“CMOs”). Interest and principal payments on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed securities. Mortgage-backed securities currently offer yields higher than those available from many other types of fixed-income securities, but because of their prepayment aspects, their price volatility and yield characteristics will change based on changes in prepayment rates.

There are two methods of trading mortgage-backed securities. A specific pool transaction is a trade in which the pool number of the security to be delivered on the settlement date is known at the time the trade is made. This is in contrast with the typical mortgage transaction, called a TBA (to be announced) transaction, in which the type of mortgage securities to be delivered is specified at the time of trade but the actual pool numbers of the securities that will be delivered are not known at the time of the trade. For example, in a TBA transaction an investor could purchase $1 million of 30-year Federal National Mortgage Association (“FNMA”) 9% mortgages and receive up to three pools on the settlement date. The pool numbers of the pools to be delivered at settlement will be announced shortly before settlement takes place. The terms of the TBA trade may be made more specific if desired. For example, an investor may request pools with particular characteristics, such as those that were issued prior to January 1, 1990. The most detailed specification of the trade is to request that the pool number be known prior to purchase. In this case, the investor has entered into a specific pool transaction. Generally, agency pass-through mortgage-backed securities are traded on a TBA basis. The specific pool numbers of the securities purchased do not have to be determined at the time of the trade.

Mortgage-backed securities have yield and maturity characteristics that are dependent on the mortgages underlying them. Thus, unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on these securities include both interest and a partial payment of principal. In addition to scheduled loan amortization, payments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. Such prepayments may significantly shorten the effective durations of mortgage-backed securities, especially during periods of declining interest rates. Similarly, during periods of rising interest rates, a reduction in the rate of prepayments may significantly lengthen the effective durations of such securities.

Investment in mortgage-backed securities poses several risks, including interest rate, prepayment, market, and credit risk. Interest rate risk reflects the risk that, as interest rates rise, the value of mortgage-backed securities generally can be expected to fall. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment’s average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

Market risk reflects the risk that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may

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be decreased demand for certain types of mortgage-backed securities, and a Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. Government-related agencies or instrumentalities may not be backed by the full faith and credit of the U.S. Government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions.

The financial crisis in 2007—particularly the increase in delinquencies and defaults on residential mortgages, falling home prices, and unemployment—had adversely affected the market for mortgage-related securities. In addition, various market and governmental actions may impair the ability to foreclose on or exercise other remedies against underlying mortgage holders, or may reduce the amount received upon foreclosure. These factors may cause mortgage-related securities to experience lower valuations and reduced liquidity. There is also no assurance that the U.S. Government will take action to support the mortgage-related securities industry, as it has in the past, should the economy experience another downturn. Further, future legislative and other government actions may significantly alter the manner in which the mortgage-related securities market functions. Each of these factors could ultimately increase the risk that a Fund could realize losses on mortgage-related securities.

Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment that consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs that may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association (“GNMA”)) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration (“FHA”) insured or Department of Veterans Affairs (“VA”) guaranteed mortgages. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the Federal Home Loan Banks. FHLMC issues participation certificates (“PCs”) which represent interests in conventional

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mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In September 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC.  FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The steps taken in connection with the conservatorship are both intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations.

Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.

FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefor.

In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.

Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the

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event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.

FHFA and the White House have made public statements regarding plans to consider ending the conservatorships of FNMA and FHLMC. In the event that FNMA and FHLMC are taken out of conservatorship, it is unclear how the capital structure of FNMA and FHLMC would be constructed and what effects, if any, there may be on FNMA’s and FHLMC’s creditworthiness and guarantees of certain mortgage-backed securities. It is also unclear whether the U.S. Treasury would continue to enforce its rights or perform its obligations related to senior preferred stock. Should FNMA’s and FHLMC’s conservatorship end, there could be an adverse impact on the value of their securities, which could cause losses to the Fund.

The conditions attached to the financial contribution made by the Treasury to FHLMC and FNMA and the issuance of senior preferred stock place significant restrictions on the activities of FHLMC and FNMA. FHLMC and FNMA must obtain the consent of the Treasury to, among other things, (i) make any payment to purchase or redeem its capital stock or pay any dividend other than in respect of the senior preferred stock, (ii) issue capital stock of any kind, (iii) terminate the conservatorship of the FHFA except in connection with a receivership, or (iv) increase its debt beyond certain specified levels. In addition, significant restrictions are placed on the maximum size of each of FHLMC’s and FNMA’s respective portfolios of mortgages and mortgage- backed securities, and the purchase agreements entered into by FHLMC and FNMA provide that the maximum size of their portfolios of these assets must decrease by a specified percentage each year. The future status and role of FHLMC and FNMA could be impacted by (among other things) the actions taken and restrictions placed on FHLMC and FNMA by the FHFA in its role as conservator, the restrictions placed on FHLMC’s and FNMA’s operations and activities as a result of the senior preferred stock investment made by the U.S. Treasury, market responses to developments at FHLMC and FNMA, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any mortgage-backed securities guaranteed by FHLMC and FNMA, including any such mortgage-backed securities held by a Fund.

Under the direction of the FHFA, FNMA and FHLMC have entered into a joint initiative to develop a common securitization platform for the issuance of a uniform mortgage-backed security (the “Single Security Initiative”) that aligns the characteristics of FNMA and FHLMC certificates. The Single Security Initiative seeks to support the overall liquidity of the TBA market. FNMA and FHLMC began issuing uniform mortgage-backed security in June 2019, and the effects it may have on the market for mortgage-backed securities are uncertain. While the initial effects of the issuance of uniform mortgage-backed securities on the market for mortgage-related securities have been relatively minimal, the long-term effects are still uncertain.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such

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insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. The Funds are subject to the liquidity requirements described above.

The assets underlying mortgage-related securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

Collateralized Mortgage Obligations (“CMOs”). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA, and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments. In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B or C Bond currently being paid off. When the Series A, B and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

FHLMC CMOs. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates that are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC’s mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC’s minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the “pass-through” nature of all principal payments received

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on the collateral pool in excess of FHLMC’s minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC’s minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds. Criteria for the mortgage loans in the pool backing the FHLMC CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

Stripped Mortgage-Backed Securities (“SMBS”). SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or IO class), while the other class will receive all of the principal (the principal-only or PO class). The cash flow and yields on IO and PO classes can be extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are typically purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to a Fund’s limitations on investments in illiquid securities.

Mortgage-Backed Securities and Asset-Backed Securities - Types of Credit Support. Mortgage-backed securities and asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failure by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. However, the Fund is subject to the credit risk of a person or entities providing the credit enhancements.

The ratings of mortgage-backed securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit

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enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

Examples of credit support arising out of the structure of the transaction include “senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and “overcollateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such a security.

MUNICIPAL OBLIGATIONS

The Fund may invest in short-term, high quality, fixed rate and variable rate obligations issued by a state, territory or possession of the United States, and their authorities, agencies, political subdivisions and instrumentalities and other qualifying issuers, the interest on which is exempt from federal income taxes, including participation interests issued by banks, insurance companies or other financial institutions with respect to such obligations. (Such obligations, whether or not the interest thereon is subject to the federal alternative minimum tax, are referred herein as “Municipal Obligations.”) In determining the tax status of interest on Municipal Obligations, the Adviser relies on opinions of bond counsel who may be counsel to the issuer.

OBLIGATIONS OF PERSONAL AND BUSINESS CREDIT INSTITUTIONS (BANKING INDUSTRY)

The Fund may invest without limit in the banking industry and in commercial paper and short-term corporate obligations of issuers in the personal credit institution and business credit institution industries when, in the opinion of the Adviser, the yield, marketability and availability of investments meeting the Fund’s quality standards and the minimum ESG criteria in those industries justify any additional risks associated with the concentration of the Fund’s assets in those industries. The Fund, however, will invest more than 25% of its assets in the personal credit institution or business credit institution industries only when, to the Adviser’s knowledge, the yields then available on securities issued by companies in such industries and otherwise suitable for investment by the Fund exceed the yields then available on securities issued by companies in the banking industry and otherwise suitable for investment by the Fund. As a result, the Fund may be especially affected by favorable and adverse developments in or related to these industries. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks and other financial institutions may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks and other financial institutions that operate in the banking industry and the personal credit institution and business credit institution industries.

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OPERATIONAL RISK

The Funds’ investments or their service providers may be negatively impacted due to operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third-party service providers or trading counterparties. The use of certain investment strategies that involve manual or additional processing increases these risks. Although the Funds attempt to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. A Fund and its shareholders could be negatively impacted as a result.

In addition, the Funds rely on various sources to calculate their NAV. Therefore, each Fund is subject to certain operational risks associated with reliance on third party service providers and data sources. NAV calculation may be impacted by operational risks arising from factors such as failures in systems and technology. Such failures may result in delays in the calculation of a Fund’s NAV and/or the inability to calculate NAV over extended time periods. Each Fund may be unable to recover any losses associated with such failures.

The operation risks could also arise from events that are wholly or partially beyond the Funds’ control. These events would include, but are not limited to, armed conflicts, natural disasters, pandemics, epidemics, social unrest, and government shutdowns.

REGULATORY RISK

The SEC and other government agencies continue to review the regulation of money market funds and may implement certain regulatory changes in the future. These and other legal or regulatory changes may negatively impact a Fund. In December 2021, the SEC proposed amendments to Rule 2a-7, which governs money market funds. If the proposed amendments were adopted, all money market funds could be required to maintain a higher percentage of their portfolio in liquid assets, would be subject to additional reporting obligations, and could be restricted from implementing liquidity fees and/or redemption gates except in limited circumstances. Government money market funds, like the U.S. Government Money Market Fund and U.S. Treasury Money Market Fund, and retail money market funds could be prohibited from engaging in certain financial practices in order to maintain a stable NAV. Non-government money market funds, like the ESG Prime Money Market Fund, would be required to implement certain pricing mechanisms that could create operational challenges and additional costs. It is not presently possible to predict whether these proposed or other changes will be implemented and the ultimate effect that any such changes may have on the Funds.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements. The U.S. Treasury Money Market Fund may invest in repurchase agreements only in respect of direct obligations of the U.S. Treasury. A repurchase agreement arises when a buyer purchases an obligation and simultaneously agrees with the vendor to resell the obligation to the vendor at an agreed-upon price and time, which is usually not more than seven days from the date of purchase. The resale price of a repurchase agreement is greater than the purchase price, reflecting an agreed-upon market rate which is effective for the period of time the buyer’s funds are invested in the obligation and which is not related to the coupon rate on the purchased obligation. Obligations serving as collateral for each repurchase agreement are delivered to a Fund’s custodian bank either physically or in book entry form and the collateral is marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. A buyer of a repurchase agreement runs a risk of loss if, at the time of default by the issuer, the value of the collateral securing the agreement is less than the price paid for the repurchase agreement. A Fund may enter into repurchase agreements only with a vendor which is a member bank of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. A Fund may also enter into a repurchase agreement with the Federal Reserve Bank of New York, the Fixed Income Clearing Corporation, or certain counterparties approved by the Adviser. The restrictions and procedures that govern the investment of a Fund’s assets in repurchase obligations are designed to minimize the Fund’s risk of losses from those investments. Repurchase agreements are considered collateralized loans under the 1940 Act.

The repurchase agreement provides that, in the event the seller fails to pay the price agreed upon on the agreed upon delivery date or upon demand, as the case may be, the Fund will have the right to liquidate the securities. If, at the time a Fund is contractually entitled to exercise its right to liquidate the securities, the seller is subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order, the Fund’s exercise of its right to liquidate the securities may be delayed and result in certain losses and costs to the Fund. The Funds have each adopted and follow procedures which are intended to minimize the risks of repurchase agreements. For example, each Fund only enters into repurchase agreements after the

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Adviser has determined that the seller is creditworthy, and the Adviser monitors that seller’s creditworthiness on an ongoing basis. Moreover, under such agreements, the value of the securities (which are marked to market every business day) is required to be greater than the repurchase price, and the Funds have the right to make margin calls at any time if the value of the securities falls below the agreed upon margin.

All repurchase agreements entered into by the Funds are fully collateralized at all times during the period of the agreement in that the value of the collateral is at least equal to the amount of the loan, reduced by the transaction costs (including the loss of interest) that the Fund reasonably could expect to incur in the event that the Fund must liquidate the collateral, and the Fund or its custodian bank has possession of the collateral, which the Board believes gives the Fund a valid, perfected security interest in the collateral. The Board believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller’s creditors than would be the case with securities owned by a Fund. Repurchase agreements give rise to income which does not qualify as tax-exempt income when distributed to Fund shareholders.

Repurchase agreements involving obligations other than U.S. Government Securities (such as commercial paper, corporate bonds, mortgage loans and equities) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the 1940 Act or a Fund’s investment strategies and limitations, may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller or guarantor becomes insolvent, a Fund may suffer delays, costs and possible losses in connection with the disposition of collateral.

RISKS OF QUALIFIED FINANCIAL CONTRACTS

Regulations adopted by federal banking regulators under the Dodd-Frank Act require that certain qualified financial contracts (“QFCs”) with counterparties that are part of U.S. or foreign global systemically important banking organizations be amended to include contractual restrictions on close-out and cross-default rights. QFCs include, but are not limited to, repurchase agreements. If a covered counterparty of a Fund or certain of the covered counterparty’s affiliates were to become subject to certain insolvency proceedings, the Fund may be temporarily unable to exercise certain default rights, and the QFC may be transferred to another entity. These requirements may impact a Fund’s credit and counterparty risks.

SELECTION OF MONEY MARKET INVESTMENTS

The Funds invest in fixed income securities. The value of the fixed income securities in a Fund’s portfolio can be expected to vary inversely with changes in prevailing interest rates. Although each Fund’s investment policies are designed to minimize these changes and to maintain an NAV of $1.00 per share for the U.S. Government Money Market Fund and the U.S. Treasury Money Market Fund, there is no assurance that these policies will be successful. Withdrawals by shareholders could require the sale of portfolio investments at a time when such a sale might not otherwise be desirable.

Securities issued or guaranteed as to principal and interest by the U.S. Government include a variety of Treasury securities, which differ in their interest rates, maturities and dates of issue. Securities issued or guaranteed by agencies or instrumentalities of the U.S. Government may or may not be supported by the full faith and credit of the United States or by the right of the issuer to borrow from the Treasury.

Considerations of portfolio quality, maturity, diversification and liquidity, as well as preservation of capital, mean that a Fund may not necessarily invest in money market instruments paying the highest available yield at a particular time. Consistent with its investment objectives, the Funds will each attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of, or in response

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to, changing economic and money market conditions and trends. The Funds will each also invest to take advantage of what the Adviser believes to be temporary disparities in yields of different segments of the high-grade money market or among particular instruments within the same segment of the market. In purchasing and selling securities for the Funds, portfolio managers consider the Adviser’s credit analysis. With respect to the U.S. Government Money Market Fund and the ESG Prime Money Market Fund, portfolio managers select investments from an approved credit list compiled by the Adviser’s global credit analysts, who have conducted an independent qualitative and quantitative review of each issuer on the list. Safety is prioritized, with additional emphasis placed on liquidity and yield. These policies, as well as the relatively short maturity of obligations purchased by a Fund, may result in frequent changes in the Fund’s portfolio. Portfolio turnover may give rise to taxable gains. The Funds do not usually pay brokerage commissions in connection with the purchase or sale of portfolio securities.

SOVEREIGN AND SUPRANATIONAL DEBT OBLIGATIONS

The Fund may invest in sovereign and supranational debt obligations. To the extent the Fund invests in sovereign and supranational debt instruments issued or guaranteed by foreign governments, agencies, and supranational entities (“sovereign debt obligations”), especially sovereign debt obligations of developing countries, an investment in the Fund may be subject to a high degree of risk, and the sovereign debt obligation may be in default or present the risk of default. The issuer of the obligation or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors. The total public debt of governments as a percent of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn. Although high levels of debt do not necessarily indicate or cause economic problems, high levels of debt may create certain systemic risks if sound debt management practices are not implemented. A high national debt level may increase market pressures to meet government funding needs, which may increase borrowing costs and cause a government to issue additional debt, thereby increasing the risk of refinancing. A high national debt also raises concerns that a government may be unable or unwilling to repay the principal or interest on its debt. Unsustainable debt levels can decline the valuation of currencies, and can prevent a government from implementing effective counter-cyclical fiscal policy during economic downturns.

U.S. GOVERNMENT SECURITIES

The Funds may each invest in U.S. Government Securities. U.S. Government Securities include bills, notes, and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. Government. The U.S. Treasury Money Market Fund invests only in obligations of the U.S. Treasury and therefore may not invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government.

Some U.S. Government securities are supported by the direct full faith and credit pledge of the U.S. Government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as securities issued by the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agencies’ obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. Government will be able or willing to repay any principal or interest when due, or will provide financial support to a U.S. Government agency, authority, instrumentality or sponsored enterprise when it is not obligated by law to do so.

Regarding certain federal agency securities or government sponsored entity securities (such as debt securities or mortgage-backed securities issued by FNMA, FHLMC, Federal Home Loan Banks, Federal Farm Credit Bank and other government sponsored agencies), you should be aware that although the issuer

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may be chartered or sponsored by an Act of Congress, the issuer is not funded by congressional appropriations, and its securities are neither guaranteed nor insured by the U.S. Treasury. This risk does not apply to the Treasury Money Market Fund, which invests only in obligations of the U.S. Treasury and does not invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. government.

VARIABLE RATE DEMAND NOTES

The Fund may invest in variable rate demand notes, which provide for a periodic adjustment in the interest rate paid on the instrument and permit the holder to receive payment upon a specified number of days’ notice of the unpaid principal balance plus accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or an insurance policy issued with respect to such instrument or by tendering or “putting” such instrument to a third party.

Investments in floating or variable rate securities normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates on Treasury bonds or bills or the prime rate at a major commercial bank, and that a bondholder can demand payment of the obligations on short notice at par plus accrued interest. While there is usually no established secondary market for issues of this type of security, the dealer that sells an issue of such securities frequently also offers to repurchase such securities at any time, at a repurchase price which varies and may be more or less than the amount the bondholder paid for them.

Because of the variable rate nature of the instruments, during periods when prevailing interest rates decline, the Fund’s yield will decline and its shareholders will forgo the opportunity for capital appreciation. On the other hand, during periods when prevailing interest rates increase, the Fund’s yield will increase and its shareholders will have reduced risk of capital depreciation. In certain cases, the interest rate index on which an instrument’s yield is based may not rise and fall to the same extent or as quickly as the general market for municipal obligations. The value of these instruments may be more volatile than other floating rate municipal obligations.

Certain floating or variable rate obligations may carry a demand feature that would permit the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity.

The maturity of a floating rate obligation with a maturity in excess of 397 days is deemed to be the period until the Fund would be entitled to payment pursuant to demand rights. The maturity of a floating rate obligation with a maturity of 397 days or less is deemed to be one day. The maturity of a variable rate obligation with a maturity in excess of 397 days is deemed to be the longer of the period remaining until the next interest rate adjustment or the period until the Fund would be entitled to payment pursuant to demand rights. The maturity of a variable rate obligation with a maturity of 397 days or less is deemed to be the earlier of such periods. The deemed maturities of such floating or variable rate obligations will not apply for purposes of determining the Fund’s dollar-weighted average portfolio life. If not redeemed for the Fund through the demand feature, an obligation matures on a specified date which may range up to 30 years from the date of issuance.

PORTFOLIO TRANSACTIONS

Portfolio securities normally will be purchased or sold from or to issuers directly or from or to dealers serving as market makers for the securities at a net price. Generally, money market securities are traded on a principal basis and do not involve brokerage commissions. The cost of executing portfolio securities transactions for each Fund primarily consists of dealer spreads and underwriting commissions. The Adviser is primarily responsible for portfolio decisions and the placing of portfolio transactions. The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities

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for each Fund. Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of each Fund’s shareholders rather than by any formula. In placing orders for each Fund, the primary consideration is prompt execution of orders in an effective manner at the most favorable price, although the Fund does not necessarily pay the lowest spread or commission available. Other factors taken into consideration are the dealer’s general execution and operational facilities, the type of transaction involved and other factors, such as the dealer’s risk in positioning the securities. To the extent consistent with applicable legal requirements, the Adviser may place orders for the purchase and sale of Fund investments for a Fund with a broker-dealer affiliate of the Adviser.

The Adviser may, in circumstances in which two or more dealers are in a position to offer comparable results and subject to certain conditions, give preference to a dealer that has provided statistical or other research services to the Adviser. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of securities firms. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Adviser in advising several of its clients (including the Funds), although not all of these services are necessarily useful and of value in managing each Fund. The management fee paid from each Fund is not reduced because the Adviser and its affiliates receive such services.

Under the 1940 Act, persons affiliated with HSBC USA, Inc. (“HSBC USA”), the Adviser, the Trust or Foreside Distribution Services, L.P. (“Foreside” or “Distributor”) are generally prohibited from dealing with a Fund as a principal in the purchase and sale of securities. A Fund may purchase securities from underwriting syndicates of which the Distributor or other affiliate is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act. Under the 1940 Act, persons affiliated with the Adviser, a Fund or Foreside may act as a broker for the Fund. In order for such persons to effect any portfolio transactions for a Fund, the commissions, fees or other remuneration received by such persons must be reasonable and fair compared to the commissions, fees or other remunerations paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliate to receive no more than the remuneration that would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. The Trustees of the Trust regularly review any commissions paid by the Funds to affiliated brokers. The Funds will not do business with nor pay commissions to affiliates of the Adviser in any portfolio transactions where they act as principal.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended (“1934 Act”), the Adviser may cause each Fund to pay a broker-dealer which provides “brokerage and research services” (as defined in the 1934 Act) to the Adviser an amount of commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction, provided that the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or its respective overall responsibilities to the Fund or to its other clients. Not all of such services are useful or of value in advising each Fund.

The term “brokerage and research services” includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto, such as clearance and settlement. Although commissions paid on every transaction will, in the judgment of the Adviser, be reasonable in relation to the value of the brokerage

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services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Funds and the Adviser’s other clients in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto, such as clearance and settlement. The SEC has published interpretative guidance that tightened previously existing standards concerning the types of expenses that qualify for the Section 28(e) safe harbor and set forth certain steps that investment advisers would need to take in order to ensure such qualification.

Investment decisions for each Fund and for the other investment advisory clients of the Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought for certain clients even though it could have been sold for other clients at the same time, and a particular security may be sold for certain clients even though it could have been bought for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. In some instances, one client may sell a particular security to another client. Two or more clients may simultaneously purchase or sell the same security, in which event each day’s transactions in that security are, insofar as practicable, averaged as to price and allocated between such clients in a manner which in the Adviser’s opinion is equitable to each and in accordance with the amount being purchased or sold by each. In addition, when purchases or sales of the same security for a Fund and for other clients of the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantage available to large denomination purchases or sales. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients in terms of the price paid or received or of the size of the position obtainable. It is recognized that, in some cases, this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. In other cases, however, the Adviser believes that the Funds’ ability to participate in volume transactions will produce better executions for the Funds.

The Board has adopted a policy to ensure compliance with Rule 12b-1(h) under the 1940 Act in the selection of broker-dealers to execute portfolio transactions for the Funds. Generally, Rule 12b-1(h) prohibits the Funds from compensating a broker-dealer for promotion or sale of Fund shares by directing to the broker-dealer securities transactions or remuneration received or to be received from such portfolio securities transactions.

Since the Funds invest primarily in fixed-income securities, it is anticipated that most purchases and sales will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, the Funds would not ordinarily pay significant brokerage commissions with respect to their securities transactions.

In the United States and in some other countries debt securities are traded principally in the over-the-counter market on a net basis through dealers acting for their own account and not as brokers. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. The cost of securities purchased from underwriters includes an underwriter’s commission or concession, and the prices at which securities are purchased and sold from and to dealers include a dealer’s mark-up or mark-down. The Adviser normally seeks to deal directly with the primary market makers or on major exchanges unless, in its opinion, better prices are available elsewhere. Subject to the requirement of seeking best execution, securities may, as authorized by each investment advisory contract, be bought from or sold to dealers who have furnished statistical, research and other information or services to the Adviser. At present, no arrangements for the recapture of commission payments are in effect.

During the fiscal year ended October 31, 2021, the Funds acquired securities issued by their regular brokers or dealers, or their parent companies, as reflected in the table below. The following shows the

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aggregate holdings of the securities of each such issuer as of October 31, 2021. (For these purposes a regular broker or dealer includes any of the (a) ten brokers or dealers that received the greatest dollar amount of brokerage commissions by virtue of direct or indirect participation in the Trust’s portfolio transactions during the most recent fiscal year, (b) ten brokers or dealers that engaged as principal in the largest dollar amount of portfolio transactions of the Trust during its most recent fiscal year, or (c) ten brokers or dealers that sold the largest dollar amount of securities of the Funds during the Trust’s most recent fiscal year.) As of the date of this SAI, the ESG Prime Money Market Fund has not commenced operations. As such, the ESG Prime Money Market Fund has not paid any brokerage commissions.

Fund	Bank of New York	Citigroup Global Markets	Deutsche Bank Securities, Inc.	Federal Reserve Bank NY	Royal Bank of Canada	Societe’ Generale NY	Standard Chartered Bank
U.S. Government Money Market Fund	$500,000,000	$500,000,000	$400,000,000	$11,000,000,000	$100,000,000	$1,600,000,000	$1,250,000,000

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted policies and procedures relating to the disclosure of the Trust’s portfolio securities (the “Policy”). The Policy is designed to ensure that the disclosure of holdings information is necessary to the Trust’s operation or useful to the Trust’s shareholders without compromising the integrity or performance of the Trust. Disclosure of information regarding the portfolio holdings of the Funds occurs only upon the determination, by the Trust’s Chief Compliance Officer (“CCO”), that such disclosure is in the best interests of the Funds’ shareholders and that it does not present a conflict of interest between the shareholders and the Adviser, principal underwriter, or any affiliated person of the Fund, the Adviser, or its principal underwriter.

The Trust discloses a complete schedule of investments in each Semi-Annual Report and Annual Report to Shareholders. Semi-Annual and Annual Reports are distributed to shareholders and are also available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov and on the Trust’s website at https://investorfunds.us.hsbc.com.

The Funds will also disclose on the Adviser’s Web site: (i) within five business days after the end of each month, a complete schedule of portfolio holdings and certain other information, including the dollar-weighted average portfolio maturity and dollar-weighted average portfolio life of each Fund; (ii) each business day, (a) the percentage of each Fund’s total assets that are invested daily and weekly liquid assets, (b) each Fund’s daily net inflows or outflows, and (c) each Fund’s marked-to-market NAV per share. In addition, each Fund will file with the SEC on Form N-MFP, within five business days after the end of each month, more detailed portfolio holdings information of the Fund. The Funds’ Form N-MFP filings will be available on the SEC’s Web site, and the Adviser’s Web site will contain a link to such filings.

The Funds will also publicly disclose the complete schedule of each Fund’s portfolio holdings on a weekly or monthly basis. This information, which will include portfolio holdings, sector holdings and other characteristics, will generally be available on the Adviser’s Web site subject to a delay of five (5) business days. The disclosure of weekly portfolio holdings information, however, may not occur when monthly portfolio holdings information will be available shortly before or after the date on which the weekly portfolio holdings information would otherwise be available. Portfolio holdings information will be available until it is updated as of the following period. The information on the Adviser’s Web site is publicly available to all categories of persons.

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The Trust or the Adviser may share non-public holdings information of the Trust on a more frequent basis with the Adviser and other service providers to the Trust (including the Trust’s custodian; the Sub-Administrator; and pricing services such as FT Interactive). In addition, the Trust may share non-public holdings information with mutual fund ranking and rating services, including Standard & Poor’s Corporation, Morningstar, Lipper Analytical Services, FactSet, Fitch Ratings, Inc. Fundipedia and Bloomberg L.P. These service providers and other entities owe contractual, fiduciary, or other legal duties of confidentiality to the Trust or the Adviser that foster reasonable expectations that holdings information will not be misused. The Trust’s officers may authorize disclosure of the Trust’s holdings portfolio information to service providers where such service provider needs information to fulfill its duties.

The Trust may also disclose information about portfolio holdings to mutual fund evaluation services that agree not to disclose the information to third parties and that enter into a Confidentiality Agreement. Such Confidentiality Agreement provides, among other things, that non-public portfolio holdings information will be kept confidential and that such information will be used solely for the purpose of analysis and evaluation of the portfolio. Disclosures may be made to other third parties under a Confidentiality Agreement satisfactory to Fund counsel and the Trust’s CCO. The Confidentiality Agreement prohibits anyone in possession of non-public holdings information from purchasing or selling securities based on such information, or from disclosing such information to other persons, except for those who are actually engaged in, and need to know, such information to perform services for the portfolio.

Currently, the Trust has arrangements to provide additional disclosure of holdings information to the following evaluation services: Lipper Analytical Services (10 days after the end of each month), Morningstar (5 business days after the end of each month), Bloomberg L.P. (60 days after the end of each quarter), FactSet (daily), Fitch Ratings, Inc. (two times per month), Fundipedia (5 business days after the end of each month) and Standard & Poor’s Corporation (between 3-5 days after the end of each week).

No compensation or other consideration is paid to or received by any party in connection with the disclosure of holdings information, including the Trust, the Adviser and its affiliates.

Pursuant to the Policy, the CCO may authorize exceptions and allow disclosures under other circumstances he or she deems appropriate. In addition, a Fund may disclose its holdings, as appropriate, in conformity with the foregoing principles. Compliance with the Policy (including the use of the portfolio holdings information) will be monitored by the CCO or his or her designee on a regular basis, and any violations constituting a “Material Compliance Matter” as defined under Rule 38a-1 under the 1940 Act will be reported by the CCO to the Board.

INVESTMENT RESTRICTIONS

Each Fund has adopted certain fundamental and non-fundamental investment restrictions. Fundamental investment restrictions may not be changed without approval by holders of a “majority of the outstanding shares” of the Fund, which, as used in this SAI, means the vote of the lesser of (i) 67% or more of the outstanding “voting securities” of the Fund present at a meeting, if the holders of more than 50% of the outstanding “voting securities” of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding “voting securities” of the Fund. The term “voting securities” as used in this paragraph has the same meaning as in the 1940 Act.

Notwithstanding anything contained herein to the contrary, the Funds will seek to comply with the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the 1940 Act, including the prohibition from acquiring an illiquid security if, immediately after the acquisition, a Fund would have more than 5% of its total assets invested in illiquid securities.

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NON-FUNDAMENTAL RESTRICTIONS

Each of the Funds is subject to the following non-fundamental restriction, in addition to the fundamental restrictions set forth below under the headings for each Fund:

1.               The Fund may not directly purchase securities or other instruments issued by companies that manufacture cluster munitions or anti-personnel mines. The Adviser uses the definitions within the 1997 Mine Ban Treaty and the 2008 Convention on Cluster Bombs for guidance and implementation. The Fund may purchase securities of registered investment companies, ETNs or other pooled vehicles that invest in companies that manufacture cluster munitions or anti-personnel mines.

FUNDAMENTAL RESTRICTIONS

U.S. GOVERNMENT MONEY MARKET FUND

As a matter of fundamental policy, the Trust, on behalf of the Fund:

1.               may not borrow money, except that, as a temporary measure for extraordinary or emergency purposes, the Fund may borrow from banks in an amount not to exceed 1/3 of the value of the net assets of the Fund including the amount borrowed (moreover, the Trust (on behalf of the Fund) may not purchase any securities at any time at which borrowings exceed 5% of the total assets of the Fund) taken in each case at market value;

2.               may not purchase any security or evidence of interest therein on margin, except that the Trust may obtain such short-term credit for the Fund as may be necessary for the clearance of purchases and sales of securities;

3.               may not act as an underwriter of securities issued by others, except to the extent it could be considered an underwriter in the acquisition and disposition of restricted securities;

4.               may make loans to the extent permitted under the 1940 Act and the rules and regulations thereunder;

5.               may not purchase or sell real estate (including limited partnership interests, but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the Trust reserves the freedom of action to hold and to sell for the Fund real estate acquired as a result of its ownership of securities);

6.               may not “concentrate” its investments in any one industry (excluding the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such investments), except to the extent permitted under the 1940 Act and the rules and regulations thereunder; provided, however, that the Fund may invest without limitation in U.S. dollar-denominated obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks;

7.               may issue senior securities to the extent permitted under the 1940 Act and the rules and regulations thereunder;

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8.               may not pledge, mortgage or hypothecate for any purpose in excess of 10% of the net assets of the Fund (taken at market value);

9.               may not sell any security which it does not own, unless, by virtue of its ownership of other securities, it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold; and provided, that, if such right is conditional, the sale is made upon the same conditions;

10.              may not invest for the purpose of exercising control or management;

11.             may not, taken together with any investments described in Investment Restriction (14) below, invest more than 10% of the net assets of the Fund in securities that are not readily marketable, including debt securities for which there is no established market and fixed time deposits and repurchase agreements maturing in more than seven days;

12.             may not purchase or retain any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust, or is an officer or director of the Adviser, if after the purchase of the securities of such issuer by the Trust, on behalf of the Fund, one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value;

13.             may not write, purchase or sell any put or call option or any combination thereof;

14.             may not, taken together with any investments described in Investment Restriction (11) above, invest in securities which are subject to legal or contractual restrictions on resale (other than fixed time deposits and repurchase agreements maturing in not more than seven days) if, as a result thereof, more than 10% of the net assets of the Fund, (taken at market value) would be so invested (including fixed time deposits and repurchase agreements maturing in more than seven days);

15.             may not purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of such issuer to be held for the Fund; or

16.             may not make short sales of securities or maintain a short position, unless, at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the net assets of the Fund (taken at market value) is held as collateral for such sales at any one time.

For the purposes of interpreting the fundamental policies, securities deemed to be liquid in accordance with the procedures adopted by the Board are not included in the limitation set forth in Items 11 and 14.

U.S. TREASURY MONEY MARKET FUND

As a matter of fundamental policy, the Trust, on behalf of the Fund:

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1.               may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions) or make short sales of securities (the deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

2.               may not underwrite securities of other issuers, to the extent that the purchase of municipal obligations, or other permitted investments, directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund’s investment program may be deemed to be an underwriting;

3.               may not invest an amount equal to 10% or more of the value of its net assets in investments which are illiquid (including repurchase agreements and fixed time deposits not subject to withdrawal penalties having maturities of more than seven calendar days);

4.               may not issue senior securities, borrow money or pledge or mortgage its assets, except the Fund may borrow from banks up to 33 1/3% of the current value of the total assets of the Fund and pledge up to 33 1/3% of its assets to secure such borrowings;

5.               may not make loans or lend its portfolio securities;

6.               may not purchase securities other than direct obligations of the U.S. Treasury or repurchase agreements pertaining thereto (there being no limit on the amount of the assets of the U.S. Treasury Fund which may be invested in the securities of any one issuer of such obligations); and

7.               may not purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the Trust reserves the freedom of action to hold and to sell for the Fund real estate acquired as a result of its ownership of securities).

For the purposes of interpreting the fundamental policies, securities deemed to be liquid in accordance with the procedures adopted by the Board are not included in the limitations set forth in Item 3.

ESG PRIME MONEY MARKET FUND

As a matter of fundamental policy, the Trust, on behalf of the Fund:

1.       may borrow money to the extent permitted under the 1940 Act and the rules and regulations thereunder;

2.       may issue senior securities to the extent permitted under the 1940 Act and the rules and regulations thereunder;

3.       may not act as an underwriter of securities issued by others, except to the extent it could be considered an underwriter in the acquisition and disposition of restricted securities;

4.       may not “concentrate” its investments in any one industry (excluding the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such investments), except to the extent permitted under the 1940 Act and the rules and

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regulations thereunder; provided, however, that the Fund may invest without limitation in U.S. dollar-denominated obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks;

5.       may purchase or sell real estate or any interest therein (such as securities or instruments backed by or related to real estate) to the extent permitted under the 1940 Act and the rules and regulations thereunder;

6.       may purchase or sell commodities, including physical commodities, or contracts, instruments and interests relating to commodities to the extent permitted under the 1940 Act and the rules and regulations thereunder; or

7.       may make loans to the extent permitted under the 1940 Act and the rules and regulations thereunder.

DIVERSIFICATION AND OTHER MEASURES

Each Fund’s diversification tests are measured at the time of initial purchase and calculated as specified in Rule 2a-7 under the 1940 Act, which may allow a Fund to exceed the limits specified in the Prospectus for certain securities subject to guarantees or demand features. A Fund will be deemed to satisfy the maturity requirements described in the Prospectus to the extent that the Fund satisfies the applicable maturity requirements in Rule 2a-7 under the 1940 Act. The definition of issuer for purposes of these investment restrictions is the same as that described under “Investment Objective, Policies and Restrictions” in this SAI for the purpose of diversification under the 1940 Act.

It is the intention of each Fund, unless otherwise indicated, that with respect to the Fund’s policies that are the result of the application of law, the Fund will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future or changes to such laws.

PERCENTAGE AND RATING RESTRICTIONS

If a percentage restriction or a rating restriction on investment or utilization of assets set forth above or referred to in a Fund’s Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by a Fund or a later change in the rating of a security held by a Fund is not considered a violation of policy. However, the Adviser will consider such change in its determination of whether to continue to hold the security and provided further, that the Adviser will take appropriate steps, which may include the disposition of portfolio securities, as may be necessary to satisfy the applicable requirements of the 1940 Act and/or the rules thereunder with respect to the Fund’s investments in illiquid securities or any borrowings by the Fund.

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

Overall responsibility for management of HSBC Funds (the “Trust”) rests with the Board. The Trustees elect the officers of the Trust and appoint service providers to manage the Trust’s day-to-day operations. The Trustees meet regularly to discuss and consider matters concerning the Trust and to oversee the Trust’s activities, including the investment performance of the Funds and the operation of the Trust’s compliance program, and to evaluate and address potential conflicts and risks associated with the Trust’s activities.

Board Composition And Leadership Structure

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The Trust has a Board of Trustees. The Board consists of four Trustees, all of whom are not “interested persons” (as that term is defined by Section 2(a)(19) of the 1940 Act) of the Trust (the “Independent Trustees”). The Board is responsible for the overall management of the Trust, including general supervision and review of the Trust’s investment activities. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trust enters into agreements with various entities to manage the day-to-day operations of the Trust, including with the Adviser, the Subadvisers (as applicable), the administrator, the transfer agent, the distributor and the custodian. The Board is responsible for selecting these service providers (based on the recommendation of the Adviser), approving the terms of their contracts with the Trust and exercising general oversight of these service providers on an ongoing basis.

The Chair of the Board, Ms. Beck, is an Independent Trustee, and, among other duties and responsibilities, serves as a point person for communications between the Trustees and the Trust’s management. The Trustees interact directly with the Chair, Chairs of the Trust’s standing Committees, each other, the Trust’s officers, and senior management of the Adviser and other service providers of the Trust at scheduled meetings and between meetings, as appropriate.

The Board has established the following standing committees: the Audit Committee and the Nominating and Corporate Governance Committee (the “Committees”) to facilitate the Trustees’ effective oversight of the management of those aspects of the Trust’s operations. Each Committee has a Chair, who is an Independent Trustee. Each Committee’s responsibilities are discussed in greater detail below. By assigning areas of responsibility to committees of Trustees, and to the full Board, the Board’s leadership structure enables it to exercise informed and independent judgment over the matters within its purview.

Board’s Role In Risk Oversight Of The Trust

The Board, as a whole, considers risk management issues as part of its general oversight responsibilities throughout the year at regular Board meetings, as does each Committee of the Trust. The Board and its Committees consider risk management through, among other things, regular reports that have been developed by management, in consultation with the Board, its Committees, and counsel. These reports address investment, valuation, liquidity, operations, and compliance matters. The Board may also receive special written reports or presentations on cybersecurity and a variety of other risk issues, either upon request or upon the Adviser’s initiative. In addition, the Board meets regularly with the Adviser’s internal risk department and Fund Pricing Group to review reports on their examinations of liquidity risks, and when applicable, their fair value determinations on the Funds’ investment portfolios.

With respect to investment risk, the Board receives regular written reports describing and analyzing the investment performance of the Funds, which may include the comparison of the Funds’ performance to their respective benchmarks and/or peer groups when applicable. In addition, investment personnel for the Funds meet regularly with the Board to discuss Fund performance, including investment risk, liquidity and market updates. Also, to the extent that a Fund changes a particular investment strategy or invests in a new type of security that could have a material effect on the Fund’s risk profile, the Board generally is consulted.

With respect to valuation, the Board receives regular written reports summarizing the discussions from the Adviser’s internal Pricing and Valuation Committee meetings. The Board receives regular written reports that enable it to monitor the number of fair valued securities in a particular Fund, the reasons for the fair valuation and the methodology used to arrive at the fair value. In addition, the Trust’s Audit Committee reviews certain valuation matters with the Funds’ Treasurer and the Trust’s independent auditors in connection with the Committee’s review of the results of the audit of the Funds’ annual financial statements.

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With respect to compliance risks, the Board selects the person to serve as the Trust’s CCO pursuant to Rule 38a-1 under the 1940 Act. In addition, the Board recieves regular compliance reports and meets regularly with the CCO to discuss compliance issues, including compliance risks. In accordance with SEC rules, the Independent Trustees meet regularly in executive session with the CCO, and the CCO prepares and presents an annual written compliance report to the Board. The Board also meets regularly with the Chief Compliance Officer of the Adviser. The Board adopts compliance policies and procedures for the Trust and approves such procedures of certain of the Trust’s service providers, such as the Adviser and the Subadvisers (as applicable). The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws. In addition, the Board oversees compliance by third-party service providers with the Trust’s compliance program and assess recommendations made by the CCO concerning changes and additions to the Trust’s compliance program.

Qualifications Of The Trustees

The names of the Trustees, their addresses, ages, positions held with the Trust, principal occupation(s) during the past five years, number of portfolios in the fund complex overseen, and other directorships held by each Trustee are set forth below.

TRUSTEES

Name(1)	Position(s) Held With Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held By Trustee During the Past 5 Years(3)
Independent Trustees
Marcia L. Beck Age: 66	Trustee and Chair	2008 to present	Private Investor (1999 – present)	5	None
Susan C. Gause Age: 69	Trustee	2013 to present	Private Investor (2003 – present)	5	Metropolitan Series Fund (2012 – present); and Met Investors Series Trust (2008 – present)
Susan S. Huang Age: 67	Trustee	2008 to present	Private Investor (2000 – present)	5	None
Hugh T. Hurley Age: 57	Trustee	December 2020 to present	Private Investor (2017 – present); Managing Director and Global Head of Product Strategy Active Equity, Blackrock, Inc. (2006 – 2017).	5	Oakmark Funds (2018 – present)

(1)	Each Independent Trustee may be contacted by writing to the Trustee, c/o DST Asset Manager Solutions, Inc., P.O. Box 219691, Kansas City, MO 64121-9691, Attn: Stefano Michelagnoli.
(2)	The “Fund Complex” is comprised of the 5 portfolios of HSBC Funds.
(3)	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

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OFFICERS

Name, Address and Age	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Stefano R. Michelagnoli 452 Fifth Avenue New York, NY 10018 Age: 51	President	One year; 2020 to present	Global Head of Client Operations, HSBC Global Asset Management (USA) Inc. (June 2020 – present); Regional Head of Product (Americas), HSBC Global Asset Management (USA) Inc. (2015 – June 2020)
James D. Levy 452 Fifth Avenue New York, NY 10018 Age: 58	Vice President	One year; 2014 to present	Vice President, Product Management, HSBC Global Asset Management (USA) Inc. (2014 – present); Vice President, Mutual Funds Product Development, GE Asset Management Inc. (2007 – 2014)
Jennifer English* One Post Office Square, Suite 1370 Boston, MA 02109 Age: 49	Secretary	One year; 2021 to present	Senior Vice President, Regulatory Administration, Citi Fund Services (2016 – present)
Denise Lewis* 4400 Easton Commons, Suite 200 Columbus, OH 43219 Age: 58	Treasurer	One year; 2021 to present	Senior Vice President, Financial Administration, Citi Fund Services (2020-present); Senior Group Leader, BNY Mellon (2015-2019)
Charles L. Booth* 4400 Easton Commons, Suite 200 Columbus, OH 43219 Age: 61	Chief Compliance Officer	One year; 2015 to present	Director and Compliance Officer, Citi Fund Services (1988 – present)
James M. Curtis 452 Fifth Avenue New York, NY 10018 Age: 53	Chief Legal Officer	One year; 2018 to present	Associate General Counsel, HSBC Technology & Services (USA) Inc. (2018-present); Associate General Counsel, HSBC Securities (USA) Inc. (2005 – 2017)

*	Ms. Lewis, Ms. English and Mr. Booth are also officers of certain other investment companies of which Citi Fund Services (or an affiliate) is the administrator or sub-administrator.

Trustee Experience, Qualifications, Attributes or Skills

The following provides an overview of the considerations that led the Board to conclude that each individual serving as a Trustee of the Trust should so serve. The current members of the Board joined at different points in time since 2008. Generally, no one factor was decisive in the original selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments, including prior experience in the financial services and investment management fields or on other boards; (ii) the individual’s ability to work effectively with other members of the Board; and (iii) how the individual’s skills, experiences and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.

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In addition to personal qualities, such as integrity, the role of an effective Trustee inherently requires the ability to comprehend, discuss and critically analyze materials and issues presented in exercising judgments and reaching informed conclusions relevant to his or her duties and obligations. The Board believes that the specific background of each Board member (including as set forth above) evidences such ability and is appropriate to his or her serving on the Board. The Chair of the Board, Ms. Beck, has asset management operating and leadership experience, having served as President and Trustee of the Goldman Sachs Mutual Funds, an unaffiliated mutual fund complex. Ms. Huang has asset management operating and leadership experience, having served as Senior Vice President of Schroder Investment Management, a global asset management company. Mses. Beck and Huang each has experience managing risk as well as portfolios of money market and fixed income instruments, respectively. Ms. Gause has significant experience in the financial services industry, having served as, among other things, Chief Executive Officer of Dresdner RCM Global Investors and Allianz Dresdner Asset Management, a global asset management company. In that position, Ms. Gause was responsible for the day-to-day activities of the investment adviser of various registered open-end funds. Mr. Hurley has significant experience in the investment management and capital markets industries having served in several senior executive management roles, including as Managing Director and Global Head of Product Strategy at BlackRock, Inc., a global asset management company. Mr. Hurley is also a National Association of Corporate Directors (“NACD”) Governance Fellow and is NACD Directorship CertifiedTM. In addition, Mr. Hurley serves as a director of another mutual fund complex.

COMMITTEES

The Board currently has two standing committees: Audit Committee and Nominating and Corporate Governance Committee.

Audit Committee

The Audit Committee is comprised of all of the Independent Trustees of the Trust. The Audit Committee is currently chaired by Mr. Hurley. Ms. Beck, Mr. Hurley and Ms. Gause are audit committee financial experts of the Trust. The primary purpose of the Audit Committee is to oversee the accounting and financial reporting policies, practices and internal controls of the Trust. The Audit Committee, among other things: (i) recommends to the Board the selection, retention, and termination of an independent public accounting firm; (ii) annually reviews the scope of the proposed audit and generally, the audit procedures to be utilized and the proposed audit fees; (iii) reviews the results of the annual audit with the independent auditors and any reports from the independent auditors concerning an audit, as presented to the Audit Committee; (iv) reviews the annual financial statements of the Funds with management and the independent auditors; (v) approves the fees to be paid by the Trust to the independent auditors for its services; and (vi) reviews the adequacy and effectiveness of internal controls and procedures with management and the independent auditors. The Audit Committee of the Trust met four times during the most recently completed fiscal year.

Nominating and Corporate Governance Committee

The Nominating and Corporate Governance Committee is comprised of all of the Independent Trustees of the Trust. The Committee is currently chaired by Ms. Gause. This Committee, among other things: (i) makes nominations for trustee membership on the Board or a Committee; (ii) evaluates on a periodic basis the operations and effectiveness of the Board as a whole; (iii) periodically reviews the composition of the Board to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board; (iv) periodically reviews industry best practices and Board governance procedures and recommends appropriate changes to the full Board; (v) periodically reviews Trustee compensation and Committee responsibilities and recommends any appropriate changes to the full Board;

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(vi) reviews the retention of professional liability insurance (D&O/E&O Insurance) and investment company fidelity bonds; and (vii) reviews the independence and performance of the Independent Trustee counsel. The Nominating and Corporate Governance Committee also considers nominees recommended by shareholders. Such recommendations should be forwarded to the President of the Trust. The Nominating and Corporate Governance Committee met four times during the most recently completed fiscal year.

When evaluating a person as a potential nominee to serve as an Independent Trustee, the Nominating and Corporate Governance Committee may consider, among other factors: (i) whether or not the person is “independent” and whether the person is otherwise qualified under applicable laws and regulations to serve as a Trustee; (ii) whether or not the person is willing to serve, and willing and able to commit the time necessary for the performance of the duties of an Independent Trustee; (iii) the contribution that the person can make to the Board, with consideration being given to the person’s business experience, education and such other factors as the Committee may consider relevant; (iv) the character and integrity of the person; (v) the desirable personality traits, including independence, leadership and the ability to work with the other members of the Board; and (vi) consistency with the 1940 Act.

The process of identifying nominees involves the consideration of candidates recommended by one or more of the following: current Independent Trustees, officers, and other sources that the Committee deems appropriate.

FUND OWNERSHIP

Listed below for each Trustee is a dollar range of securities beneficially owned in the Funds together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee in the HSBC Family of Funds, as of December 31, 2021 (unless otherwise stated). As of the date of this SAI, the ESG Prime Money Market Fund has not commenced operations.

Dollar Range of Equity Securities in:	Independent Trustees
	Marcia L. Beck	Susan C. Gause	Susan S. Huang	Hugh T. Hurley*
U.S. Government Money Market Fund	$50,001-$100,000	$50,001-$100,000	$10,001-$50,000	None
U.S. Treasury Money Market Fund	None	None	None	None
ESG Prime Money Market Fund	None	None	None	None
Aggregate Dollar Range of Securities in All Registered Investment Companies Overseen By Trustee in HSBC Family of Funds	$50,001-$100,000	$50,001-$100,000	$50,001-$100,000	None

*	Mr. Hurley commenced his term as an Independent Trustee as of December 16, 2020.

As of February 4, 2022, the Trustees and officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of the Funds.

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TRUSTEE AND OFFICER COMPENSATION

For the fiscal year ended October 31, 2021, the following compensation was paid to the Trustees:

Compensation From the Funds	Independent Trustees
	Marcia L. Beck	Susan C. Gause	Susan S. Huang	Hugh T. Hurley (4)
U.S. Government Money Market Fund	$39,821.98	$33,605.51	$31,937.04	$29,143.40
U.S. Treasury Money Market Fund	$39,821.93	$33,605.52	$31,937.04	$29,143.40
ESG Prime Money Market Fund (1)	N/A	N/A	N/A	N/A
Pension Or Retirement Benefits Accrued As Part Of The Funds’ Expenses (2)	N/A	N/A	N/A	N/A
Estimated Annual Benefits Upon Retirement	N/A	N/A	N/A	N/A
Total Compensation From Funds And Fund Complex(3)Paid To Trustees	$199,109.67	$168,027.56	$159,685.17	$145,717.00
(1)	As of the date of this SAI, the Fund has not commenced operations.
(2)	The Trust does not accrue pension or retirement benefits as part of Fund expenses, and Trustees of the Trust are not entitled to retirement benefits upon retirement from the Board.
(3)	For these purposes, the Fund Complex consisted of 5 portfolios of HSBC Funds as of October 31, 2021.
(4)	Mr. Hurley commenced his term as an Independent Trustee as of December 16, 2020.

None of the officers receive compensation directly from the Funds. Under a Services Agreement between the Trust and Citi (“Services Agreement”), Citi makes an individual available to serve as the Trust’s CCO. Under the Services Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Funds’ Compliance Program. This includes providing support services to the CCO, developing standards for reports to the Board by Citi and other service providers, and assisting in preparing or providing documentation for the Board to make findings and conduct reviews pertaining to the Funds’ Compliance Program and related policies and procedures of Fund service providers. For the services provided under the Services Agreement, the Trust currently pays Citi $313,915 per annum, plus certain out of pocket expenses. Citi pays the salary and other compensation earned by any such individuals as employees of Citi. The Services Agreement also governs Citi’s provision of regulatory administration and fund accounting services to the Funds. For more information about these services, respectively, see “Administrator and Sub-Administrator” and “Fund Accounting Agent.”

INVESTMENT ADVISER

HSBC Global Asset Management (USA) Inc. is the investment adviser to the Funds pursuant to an investment advisory contract (the “Advisory Contract”) with the Trust. For investment advisory services, the Adviser is entitled to a fee from each Fund, which is accrued daily and paid monthly, and which is based on the Fund’s daily net assets, at an annual rate of 0.10%.

The Adviser has entered into a contractual expense limitation agreement (“Agreement”) with the Funds with respect to the Class E Shares, Class I Shares, Intermediary Shares and Intermediary Service Shares under which it will limit total expenses of a Fund (excluding interest, taxes, brokerage commissions,

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extraordinary expenses and estimated indirect expenses attributable to a Fund’s investments in investment companies.) The expense limitations shall be in effect until March 1, 2023. The Agreement shall terminate upon the termination of the Advisory Contract between the Trust and the Adviser, or may be terminated upon written notice to the Adviser by the Board.

In addition to the contractual expense limitation agreement with the Funds discussed above, in an effort to avoid a negative yield for the Funds, the Adviser, working in conjunction with the Funds’ other service providers, has voluntarily undertaken, or will voluntarily undertake, through a combination of waivers and reductions in fees and expenses, including shareholder servicing fees, to temporarily limit net operating expenses in excess of each Fund’s daily yield. The Adviser may terminate these temporary waiver and expense limitation efforts at any time and shareholders should not expect these temporary waiver and expense limitation efforts to continue indefinitely.

For the fiscal years ended October 31, 2021, 2020, and 2019, the aggregate amount of advisory fees incurred by each Fund was:

Fund	2021^	2020^	2019^
U.S. Government Money Market Fund	$34,565,724	$28,438,215	$13,884,140
U.S. Treasury Money Market Fund	$3,637,213	$3,181,288	$1,821,502

^ Expense does not include deductions for waivers.

For the fiscal years ended October 31, 2021, 2020, and 2019, the aggregate amount of advisory fees, including deductions for waivers, incurred by each Fund was:

Fund	2021^	2020^	2019^
U.S. Government Money Market Fund	$6,137,581	$21,739,336	$287,618
U.S. Treasury Money Market Fund	$(1,099,695)	$152,617	$427,730

As of the date of this SAI, the ESG Prime Money Market Fund has not commenced operations. As such, the Fund has not incurred any advisory fees.

The Advisory Contract for the U.S. Government Money Market Fund and the U.S. Treasury Money Market Fund will continue in effect through December 31, 2022, and through March 31, 2023 for the ESG Prime Money Market Fund. Thereafter, the Advisory contract will continue in effect with respect to each Fund for successive periods not to exceed one (1) year provided such continuance is approved at least annually by (i) the holders of a majority of the outstanding voting securities of the Funds or by the Board, and (ii) a majority of the Trustees of the Trust who are not parties to the Advisory Contract or “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) of any such party. Notwithstanding the foregoing, the Advisory Contract may be terminated with respect to a Fund without penalty by either party on 60 days’ written notice and will terminate automatically in the event of its assignment within the meaning of the 1940 Act.

The Adviser, located at 452 Fifth Avenue, New York, New York 10018, is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company. No securities or instruments issued by HSBC USA Inc. will be purchased for a Fund.

The Advisory Contract for the Funds provides that the Adviser will manage the portfolio of each Fund and will furnish to each of the Funds investment guidance and policy direction in connection therewith. The Adviser has agreed to provide the Trust with, among other things, information relating to composition, credit conditions and average maturity of the portfolio of each Fund. Pursuant to the Advisory Contract, the Adviser also furnishes to the Board periodic reports on the investment performance of each Fund.

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The Adviser and the Trust have also entered into an Operational Support Services Agreement, under which the Adviser provides certain support services in connection with the operation of certain Classes of shares of the Funds. For its services, the Adviser is entitled to a fee from each Fund, computed daily and paid monthly, equal on an annual basis to 0.10% of the Fund’s average daily net assets, with the exception of assets attributable to Class E and Class I Shares.

For the fiscal years ended October 31, 2021, 2020, and 2019, the aggregate amount of operational support services fees incurred by each Fund was:

Fund	2021^	2020^	2019^
U.S. Government Money Market Fund	$5,504,558	$5,111,071	$4,027,521
U.S. Treasury Money Market Fund	$1,469,090	$1,351,555	$1,193,050

^ Expense does not include deductions for waivers.

As of the date of this SAI, the ESG Prime Money Market Fund has not commenced operations. As such, the Fund has not incurred any operational support services fees.

If the Adviser were prohibited from performing any of its services for the Trust under the Advisory Contract or the Operational Support Services Agreement, it is expected that the Board would recommend to the Funds’ shareholders that they approve new agreements with another entity or entities qualified to perform such services and selected by the Board.

The investment advisory services of the Adviser provided to the Funds are not exclusive under the terms of the Advisory Contract. The Adviser is free to and does render investment advisory services to others.

The Trust and the Adviser have each received an exemptive order from the SEC that allows the Adviser to enter into new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with certain unaffiliated subadvisers with the approval of the Board, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of Independent Trustees) of the Trust must approve any new or amended agreements with subadvisers. In accordance with the exemptive order received from the SEC, an information statement providing details about the appointment of the new subadviser will be mailed to shareholders within 90 days of the change in subadviser. Shareholders will also receive an information statement describing material changes to a sub-advisory contract between the Adviser and a subadviser within 90 days of the material change. The Adviser remains responsible for the performance of each Fund, oversees subadvisers to ensure compliance with each Fund’s investment policies and guidelines, and monitors each subadviser’s adherence to its investment style and performance results in order to recommend any changes in a subadviser to the Board.

In the future, the Trust and the Adviser may, on behalf of the U.S. Government Money Market Fund or the ESG Prime Money Market Fund, receive an additional exemptive order that would allow the Adviser to implement new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with subadvisers that are affiliated with the Adviser with the approval of the Board of Trustees, but without shareholder approval. As with the current order, the new order would be subject to certain conditions, including that the Government Money Market Fund or the ESG Prime Money Market Fund, as appropriate, would notify shareholders and provide them with certain information upon the hiring of a subadviser.

None of the Funds covered by this SAI currently uses the services of a subadviser.

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DISTRIBUTION PLANS-CLASS A, CLASS C, AND CLASS D SHARES ONLY

The Trust has adopted Distribution Plans (the “Distribution Plans”) with respect to the Class A Shares (the “Class A Plan”), the Class C Shares (the “Class C Plan”), and the Class D Shares (the “Class D Plan”) of the Funds. The Distribution Plans provide that they may not be amended to increase materially the costs which the Class A Shares, Class C Shares and Class D Shares may bear pursuant to the Class A Plan, Class C Plan or Class D Plan without approval by shareholders of the Class A Shares, Class C Shares or Class D Shares, respectively, and that any material amendments of the Distribution Plans must be approved by the Board, and by the Independent Trustees of the Trust that have no direct or indirect financial interest in the operation of the Distribution Plans or in any related agreement (“Qualified Trustees”), by vote cast at a meeting called for the purpose of considering such amendments. The selection and nomination of the Qualified Trustees has been committed to the discretion of the Independent Trustees. The Distribution Plans have been approved, and are subject to annual approval, by the Board and by the Qualified Trustees, by vote cast at a meeting called for the purpose of voting on the Distribution Plans. The Board approved the Distribution Plans to stimulate sales of shares of the Funds in the face of competition from a variety of other investment companies and financial products. In approving the Distribution Plans, the Board considered the potential advantages to shareholders of the Funds of continued growth of the asset bases of the Funds (including greater liquidity, more investment flexibility and possible achievement of greater economies of scale). In adopting the Class A Plan, Class C Plan and Class D Plan, the Trustees considered alternative methods to distribute the Class A Shares, Class C Shares and Class D Shares and to reduce each class’ expense ratio. The Trustees concluded that there was a reasonable likelihood that each Distribution Plan will benefit the respective class and that class’ shareholders. The Distribution Plans are terminable with respect to the Class A Shares, Class C Shares or Class D Shares at any time by a vote of a majority of the Qualified Trustees or by vote of the holders of a majority of that class.

For the fiscal years ended October 31, 2021, 2020, and 2019, the aggregate amount of distribution fees incurred by each Fund was:

Fund	2021^	2020^	2019^
U.S. Government Money Market Fund	$0	$0	$0
U.S. Treasury Money Market Fund	$0	$0	$0

^ Expense does not include deductions for waivers.

THE DISTRIBUTOR

The Distributor, a wholly-owned subsidiary of Foreside Financial Group, LLC, is a member of FINRA. The Distributor’s address is Three Canal Plaza, Suite 100, Portland, ME 04101. Foreside serves as distributor to the Funds under a Distribution Agreement with the Trust (the “Distribution Agreement”). Unless otherwise terminated, the Distribution Agreement will continue in effect for successive annual periods if, as to each Fund, such continuance is approved at least annually by (i) the vote of a majority of those members of the Board who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any such party, cast at a meeting for the purpose of voting on such approval and (ii) by the vote of the Board or the vote of a majority of the outstanding voting securities of such Fund. Under the terms of the Distribution Agreement, Foreside acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Distributor continually distributes shares of the Funds on a best efforts basis. The Distributor is not affiliated with the Adviser, Citi, or any of their affiliates. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust.

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Foreside has entered into a Distribution Services Agreement with the Adviser in connection with Foreside’s services as distributor of the Funds pursuant to which the Adviser undertakes to pay Foreside amounts owed to Foreside under the terms of the Distribution Agreement to the extent that the Funds are not otherwise authorized to make such payments. The payments made by the Adviser to the Distributor do not represent an additional expense to a Fund or its shareholders.

Pursuant to the Distribution Plans adopted by the Trust, the Distributor is reimbursed by the U.S. Government Money Market Fund and the U.S. Treasury Money Market Fund monthly for costs and expenses incurred by the Distributor in connection with the distribution of Class A Shares, Class C Shares and Class D Shares of the U.S. Government Money Market Fund and the U.S. Treasury Money Market Fund and for the provision of certain shareholder services with respect to these Shares. Payments to the Distributor are for various types of activities, including: (1) payments to broker-dealers which advise shareholders regarding the purchase, sale or retention of Class A Shares, Class C Shares and Class D Shares of the Funds and which provide shareholders with personal services and account maintenance services (“service fees”), (2) payments to employees of the Distributor, and (3) printing and advertising expenses. Pursuant to the Class A and Class D Plans, the amount of the Distributor’s reimbursement from a Fund may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund represented by Class A Shares and Class D Shares, respectively, outstanding during the period for which payment is being made. Pursuant to the Class C Plan, such payments by the Distributor to broker-dealers may be in amounts on an annual basis of up to 0.75% of U.S. Government Money Market Fund and the U.S. Treasury Money Market Fund’s average daily net assets as presented by Class C Shares outstanding during the period for which payment is being made. The aggregate fees paid to the Distributor pursuant to the Distribution Plans, and to shareholder servicing agents (“Shareholder Servicing Agents”) pursuant to the Shareholder Services Plan (as discussed below), will not exceed, on an annual basis, 0.60%, 1.00%, 0.25%, 0.10%, 0.05% and 0.10%, of a Fund’s average daily net assets represented by Class A Shares, Class C Shares, Class D Shares, Class E Shares, Intermediary Shares and Intermediary Service Shares, respectively, outstanding during the period for which payment is being made. Salary expenses of Foreside personnel who are responsible for marketing shares of the various series of the Trust may be allocated to such series on the basis of average net assets; travel expenses are allocated to, or divided among, the particular series for which they are incurred. The distribution fees collected from the U.S. Government Money Market Fund and the U.S. Treasury Money Market Fund by Foreside are used to pay commissions for the sale of Fund shares.

The Funds are not liable for distribution and shareholder servicing expenditures made by the Distributor in any given year in excess of the maximum amount payable under the Distribution Plans in that year.

Payments to Financial Intermediaries

The Adviser and/or its affiliates may, out of their own resources, and without cost to any Fund, provide compensation, which may be significant, to selected financial intermediaries to promote the sale, distribution and/or servicing of shares of the Funds (“Payments”). These arrangements are sometimes referred to as “revenue sharing” arrangements. Since these Payments are made out of the resources of the Adviser and/or its affiliates, they do not represent an additional charge to the Funds or their shareholders. Accordingly, these Payments are not reflected in the fee and expense tables in the Prospectus. In addition, these Payments do not change the price paid by investors for the purchase of a Fund’s shares or the amount a Fund receives as proceeds from such purchases. These Payments are in addition to commissions and 12b-1 fees, shareholder servicing fees and sales charges borne by applicable shareholders.

The Adviser and/or its affiliates make these Payments primarily to compensate financial intermediaries for, among other things: marketing shares of the Funds, which may consist of Payments relating to the inclusion of the Funds on a financial intermediary’s platform or portal or in certain advisory programs from time to time sponsored by the financial intermediaries; educational programs; scheduled interactions with the financial intermediaries’ registered representatives or salespersons, including at conferences or seminars; provision of training and educational programs; marketing support fees for providing assistance in

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promoting the sale of Fund shares; and/or other specified and relevant services intended to assist in the sale, distribution, and/or servicing of Fund shares. With respect to certain financial intermediaries and related fund “supermarket” platform arrangements, the Funds and/or the Adviser, rather than the Distributor, typically enter into such agreements. These financial intermediaries may charge a fee for their services. These financial intermediaries may otherwise act as processing agents and are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

In addition, the Adviser and/or its affiliates may, out of their own resources, and without cost to any Fund, make Payments (including through sub-transfer agency and networking arrangements) for sub-accounting, administrative and/or shareholder processing services that are in addition to the transfer agent, shareholder administration, servicing and processing fees paid by the Funds. These Payments may exceed amounts earned on these assets by the Adviser and/or its affiliates for the performance of these or similar services.

Generally, the Adviser and/or its affiliates negotiate the amount of Payments on an individual basis with each financial intermediary. In determining the amount of Payments to be made, the Adviser and/or its affiliates may consider a number of factors, including, without limitation, asset mix and length of relationship with the financial intermediary; the size of the customer/shareholder base of the financial intermediary; the manner in which customers of the financial intermediary make investments in the Funds; the nature and scope of services provided by the financial intermediary; and the costs incurred by the financial intermediary in connection with maintaining the infrastructure necessary or desirable to support investments in the Funds along with any other relevant factor that the Funds deem appropriate. Historically, these Payments have generally been structured as a percentage of average net assets attributable to the financial intermediary, but may also be structured as a fixed dollar amount, or a combination of the two, or may be calculated on another appropriate basis. Typically, the annual Payments to a financial intermediary are not expected to exceed 0.25% of a Fund’s average net assets. The Adviser and/or its affiliates expect to periodically determine the advisability of continuing these Payments.

For the year ended December 31, 2021, the Adviser and/or its affiliates made Payments, related to 2021, out of their own assets to approximately 27 financial intermediaries, totaling approximately $9.2 million (excluding Payments made through sub-transfer agency and networking arrangements and certain other types of Payments described below), with respect to all funds of the Trust (including the Funds in this SAI). During this time, the Adviser has also made similar payments to its affiliates.

Periodically, and where appropriate, the Adviser and/or its affiliates may enter into similar arrangements with other financial intermediaries. Thus, the number of financial intermediaries that receive Payments is subject to change at any time without notice.

From time to time, and subject to applicable regulations, the Adviser and/or its affiliates may also be involved in cash and non-cash compensation arrangements with financial intermediaries to promote the sale of Fund shares in the form of, for example: occasional gifts; occasional meals, tickets or other entertainment; and/or sponsorship support of regional or national events. Subject to applicable FINRA regulations and other legal requirements, the Adviser and/or its affiliates may pay costs and expenses associated with these efforts (e.g., travel, lodging, entertainment and meals). Other compensation may also be offered from time to time to the extent not prohibited by applicable federal or state laws or FINRA regulations. This compensation is not included in, and is made in addition to, the Payments described above.

The Adviser and/or its affiliates may be incentivized to make Payments since they promote the sale and retention of Fund shares to clients of the financial intermediaries. When financial intermediaries sell or retain more shares of the Funds, the Adviser and/or its affiliates benefit from the incremental management and other fees paid by the Funds with respect to those assets.

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The compensation or reimbursement received by financial intermediaries through commissions, sales charges, fees payable from the Funds, and/or revenue sharing arrangements may be more or less than the overall compensation or reimbursement on similar or other products and may influence your financial intermediary to introduce and recommend the Funds over other similar investment options. In addition, depending on the arrangements in place at any particular time, this compensation or reimbursement creates a conflict of interest for financial intermediaries as they may have a financial incentive for recommending a Fund (or a particular share class of a Fund) over another investment.

Although a Fund may use financial intermediaries that sell Fund shares to effect transactions for the Fund’s portfolio, the Fund and the Adviser will not consider the sale of Fund shares as a factor when choosing financial intermediaries to effect those transactions.

Shareholders may obtain more information about these arrangements, including the conflicts of interests that such arrangements create, from their financial intermediaries and should so inquire if they would like additional information. Shareholders are encouraged to ask their financial intermediary how their respective financial intermediary will be compensated for investments made in the Funds.

Investors who purchase shares through financial intermediaries will be subject to the procedures of those intermediaries through which they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial intermediary through which they purchase shares. Investors purchasing shares of the Funds through financial intermediaries should acquaint themselves with their financial intermediary’s procedures and should read the Prospectus in conjunction with any materials and information provided by their financial intermediary. The financial intermediary, and not its customers, will be the shareholder of record, although costumers may have the right to vote shares depending upon their arrangement with the financial intermediary. The Distributor does not receive compensation from the Funds for its distribution services except the distribution/service fees with respect to the shares of those classes and Funds for which a Rule 12b-1 Plan is effective. However, the Adviser pays the Distributor a fee for certain distribution-related services.

ADMINISTRATOR AND SUB-ADMINISTRATOR

Pursuant to an Administration Services Agreement, the Adviser serves as the Trust’s administrator (the “Administrator”), and in that role oversees and coordinates the activities of other service providers, and monitors certain aspects of the Trust’s operations. Pursuant to a Sub-Administration Services Agreement (the “Sub-Administration Agreement”), the Administrator has retained Citi, whose address is 4400 Easton Commons, Suite 200, Columbus, Ohio 43219, as sub-administrator (the “Sub-Administrator”). Citi served as the administrator (rather than sub-administrator) through June 30, 2006. Management and administrative services of the Administrator and Sub-Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, regulatory and dividend disbursing services.

Pursuant to the Services Agreement, Citi also provides the Funds with various other services, which include certain regulatory and compliance services, as well as fund accounting services. The Administrator and Citi provide certain persons satisfactory to the Board to serve as officers of the Trust. Such officers, as well as certain other employees of the Trust, may be directors, officers or employees of the Administrator, Citi or their affiliates. Citi may waive a portion of its fee.

The Administration Services Agreement was renewed for the one (1) year period ending December 31, 2022, and may be terminated upon not more than 60 days’ written notice by either party.

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The administration fee primarily consists of an asset-based fee accrued daily and paid monthly at an annual rate of:

$0-$10 billion	0.0400%
$10 billion - $20 billion	0.0350%
$20 billion - $50 billion	0.0265%
In excess of $50 billion	0.0245%

The sub-administration fee primarily consists of an asset-based fee payable to Citi by the Administrator on the first business day of each month, or at such times as Citi shall request, at an annual rate of:

Up to $10 billion	0.0200%
$10 billion - $20 billion	0.0150%
$20 billion - $50 billion	0.0065%
In excess of $50 billion	0.0045%

The fee rate and breakpoints are determined on the basis of the aggregate average daily net assets of the HSBC Family of Funds. The total administration fee to be paid to the Administrator and Citi is allocated to each of the funds in the HSBC Family of Funds based upon its proportionate share of the aggregate net assets of the HSBC Family of Funds, and then allocated to each class of shares on a class basis.

For the fiscal years ended October 31, 2021, 2020, and 2019, the aggregate amount of administration fees incurred by each Fund was:

Fund	2021^	2020^	2019^
U.S. Government Money Market Fund	$11,171,907	$9,472,636	$5,316,605
U.S. Treasury Money Market Fund	$1,174,693	$1,060,920	$698,551

^ Expense does not include deductions for waivers.

As of the date of this SAI, the ESG Prime Money Market Fund has not commenced operations. As such, the Fund has not incurred any administration fees.

TRANSFER AGENT

Under a Transfer Agency Services Agreement, DST Asset Manager Solutions, Inc. acts as transfer agent (“Transfer Agent”) for the Trust. The Transfer Agent maintains an account for each shareholder of record, performs other transfer agency functions and acts as dividend disbursing agent for the Trust. The principal business address of DST Asset Manager Solutions, Inc. is 2000 Crown Colony Drive, Quincy, Massachusetts 02169-0953.

CUSTODIAN

Pursuant to a Custodian Agreement, Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603, acts as the custodian of each Fund’s assets (the “Custodian”). The Custodian’s responsibilities include safeguarding and controlling each Fund’s cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on each Fund’s investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts in order to calculate the daily NAV of Shares of each Fund. Securities held for each Fund may be deposited into the Federal Reserve-Treasury Department Book Entry System or the Depository Trust Company. The Custodian does not determine the investment policies of the Funds or decide which securities will be purchased or sold for a Fund. For its services, the Custodian receives such compensation as may from time to time be agreed upon by it and the Trust.

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FUND ACCOUNTING AGENT

Pursuant to the Services Agreement, Citi also serves as fund accounting agent to each Fund. For the fiscal years ended October 31, 2021, October 31, 2020 and October 31, 2019, the aggregate amount of fund accounting fees incurred by each Fund was:

Fund	2021	2020	2019
U.S. Government Money Market Fund	$77,222	$77,470	$67,107
U.S. Treasury Money Market Fund	$58,337	$57,844	$57,887

As of the date of this SAI, the ESG Prime Money Market Fund has not commenced operations. As such, the Fund has not incurred any fund accounting fees.

SHAREHOLDER SERVICES PLAN AND SHAREHOLDER SERVICING AGENTS

The Trust has adopted a Shareholder Services Plan with respect to the Class A Shares, Class C Shares, Class D Shares, Class E Shares, Intermediary Shares and Intermediary Service Shares which provides that the Trust may obtain the services of certain financial institutions and securities brokers, as Shareholder Servicing Agents that shall, as agents for their customers who purchase the Funds’ Class A Shares, Class C Shares, Class D, Class E Shares, Intermediary Shares and Intermediary Service Shares, perform certain shareholder account, administrative and service functions for such customers, and may enter into agreements providing for the payment of fees for such services. The Shareholder Services Plan continues in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreement related to such Plan (“Qualified Trustees”). The Shareholder Services Plan may be terminated at any time by a vote of a majority of the Qualified Trustees or with respect to a particular Class of Shares by a majority vote of the outstanding voting securities of that class. The Shareholder Services Plan may not be amended to increase materially the amount of permitted expenses thereunder with respect to the Class A Shares, Class C Shares, Class D Shares, Class E Shares, Intermediary Shares or Intermediary Service Shares without the approval of a majority of shareholders of the particular class, and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees.

The Trust has entered into a shareholder servicing agreement (a “Shareholder Servicing Agreement”) with certain Shareholder Servicing Agents, including HSBC, pursuant to which the Shareholder Servicing Agent, as agent for its customers, among other things: answers customer inquiries regarding account status and history, the manner in which purchases, exchanges and redemptions of Class A Shares, Class C Shares, Class D Shares, Class E Shares, Intermediary Shares and Intermediary Service Shares of the Funds may be effected and certain other matters pertaining to the Funds; assists shareholders in designating and changing dividend options, account designations and addresses; provides necessary personnel and facilities to establish and maintain shareholder accounts and records; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem Shares; verifies and guarantees shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnishes (either separately or on an integrated basis with other reports sent to a shareholder by a Shareholder Servicing Agent) monthly and year-end statements and confirmations of purchases and redemptions; transmits, on behalf of the Trust, proxy statements, annual reports, updated prospectuses and other communications from the Trust to the Funds’ shareholders; receives, tabulates and transmits to the Trust proxies executed by shareholders with respect to meetings of shareholders of the Funds or the Trust; and provides such other related services as the Trust or a shareholder may request. With respect to Class A Shares, Class C Shares,

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Class D Shares, Class E Shares, Intermediary Shares and Intermediary Service Shares, each Shareholder Servicing Agent receives a fee from the Funds for these services, which may be paid periodically, determined by a formula based upon the number of accounts serviced by such Shareholder Servicing Agent during the period for which payment is being made, the level of activity in accounts serviced by such Shareholder Servicing Agent during such period, and the expenses incurred by such Shareholder Servicing Agent.

The Trust understands that some Shareholder Servicing Agents also may impose certain conditions on their customers, subject to the terms of the Prospectus, in addition to or different from those imposed by the Trust, such as requiring a different minimum initial or subsequent investment, account fees (a fixed amount per transaction processed), compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered), or account maintenance fees (a periodic charge based on a percentage of the assets in the account or of the dividends paid on those assets). Each Servicing Agent has agreed to transmit to its customers who are holders of Shares appropriate prior written disclosure of any fees that it may charge them directly and to provide written notice at least 30 days prior to the imposition of any transaction fees. Conversely, the Trust understands that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund with respect to those accounts.

For the fiscal year ended October 31, 2021, 2020, and 2019, the Funds incurred the following shareholder servicing expenses:

Fund	2021^	2020^	2019^
U.S. Government Money Market Fund	$6,551,703	$6,415,487	$4,550,519
U.S. Treasury Money Market Fund	$1,029,779	$755,218	$631,123
^ Expense does not include deductions for waivers.

As of the date of this SAI, the ESG Prime Money Market Fund has not commenced operations. As such, the Fund has not incurred any fund shareholder servicing expenses.

FEDERAL BANKING LAW

The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, HSBC USA’s and the Adviser’s activities remain subject to, and may be limited by, applicable federal banking law and regulations. HSBC USA and the Adviser believe that they possess the legal authority to perform the services for the Funds contemplated by the Prospectus, this SAI, and the Advisory Contract without violation of applicable statutes and regulations. If future changes in these laws and regulations were to limit the ability of HSBC USA and the Adviser to perform these services, the Board would review the Trust’s relationship with HSBC USA and the Adviser and consider taking all actions necessary in the circumstances, which could include recommending to shareholders the selection of another qualified adviser or, if that course of action appeared impractical, that the Funds be liquidated.

Entities that are part of banking organizations, such as the Adviser and its affiliates, are subject to extensive government regulation. Government regulation may change frequently and may have significant effects, including limiting the ability of the Adviser and its affiliates from engaging in certain trading activities, which may adversely impact a Fund. For example, the so-called “Volcker Rule” prohibits the Adviser and its affiliates from engaging in certain trading activities. A Fund may be adversely impacted by this rule if the Adviser or its affiliates own 25% or more of a Fund’s shares outside of any seeding period permitted by the rule. These restrictions may prevent a Fund from maintaining sufficient seed capital and may cause

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the Fund to liquidate at the end of the period if the Fund is not able to achieve sufficient scale. Other restrictions, including restrictions on trading and transactions with affiliates, can also apply. Funds that are not managed by entities that are part of banking organizations are not subject to these limitations.

EXPENSES

Except for the expenses paid by the Adviser and the Distributor, the Funds bear all costs of their operations. Expenses attributable to a class (“Class Expenses”) shall be allocated to that class only. Class Expenses with respect to the Class A Shares, Class C Shares, Class D Shares, Class E Shares, Intermediary Shares and Intermediary Service Shares must include payments made pursuant to their respective Distribution Plan or Shareholder Services Plan. In the event a particular expense is not reasonably allocable by class or to a particular class, it shall be treated as a Fund expense or a Trust expense. Trust expenses directly related to a Fund are charged to the Fund; other expenses are allocated among the applicable series of the Trust in relation to the net assets of each Fund equally or another appropriate basis.

PROXY VOTING

The Trust has adopted Proxy Voting Policies that delegate the responsibility of voting proxies to the Adviser. In an effort to avoid conflicts of interest, the Adviser has, in turn, engaged Institutional Shareholder Services Inc. (“ISS”) to provide proxy voting and related services and has delegated responsibility for voting proxies on behalf of the Funds to ISS. A summary of ISS’ proxy voting guidelines is attached as an appendix to this SAI.

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ending June 30, 2021 is available (i) without charge, upon request, by calling 1-800-782-8183; and (ii) on the SEC’s website at http://www.sec.gov.

DETERMINATION OF NET ASSET VALUE

The net asset value per share (NAV) of the U.S. Government Money Market Fund and the U.S. Treasury Money Market Fund is determined every hour starting at 8:00 a.m. Eastern time, and the NAV of the ESG Prime Money Market Fund is determined at 8:00 a.m., 12:00 p.m. (noon) and 3:00 p.m. Eastern time on each day on which U.S. bond markets are open for trading (a “Money Market Business Day’’). The final NAV is determined at 5:00 p.m. Eastern time for the U.S. Government Money Market Fund and at 2:00 p.m. Eastern time for the U.S. Treasury Money Market Fund. The Funds reserve the right to amend the times at which they determine NAV, or to determine NAV more or less frequently. The Funds reserve the right to close early based on recommendations by the Securities Industry and Financial Markets Association. If such closing time is prior to the time at which the Funds currently determines their NAV, the earlier closing time will be treated as the last time by which orders on that Money Market Fund Business Day must be received and NAV is calculated.

An order for shares of any Fund received in good order on a Money Market Business Day prior to the last determination of the NAV for that Fund will receive the dividend declared for the Fund on that Money Market Business Day. An order for shares of a Fund received in good order on a Money Market Business Day after the last NAV determination for that Fund will be effected at the first NAV determined on the next Money Market Business Day, and will start earning dividends on that Money Market Business Day. Orders for shares accepted on a Money Market Business Day after the last NAV determination will not earn dividends or receive any other compensation until those orders settle the following Money Market Business Day.

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U.S. Government Money Market Fund and U.S. Treasury Money Market Fund

In the event the Board deems it necessary to establish NAVs for one or more Funds by utilizing available market quotations instead of the amortized cost method, the Board may discontinue the hourly calculation of NAVs for one or more Funds, in favor of a once-daily NAV calculation. In such circumstances, the NAV for the Funds would be determined daily at 5:00 p.m. Eastern Time for the U.S. Government Money Market Fund and at 2:00 p.m. Eastern Time for the U.S. Treasury Money Market Fund, until such time as the Board determines to reinstate the hourly NAV calculations. It is anticipated that the NAV of each class of shares will remain constant at $1.00, although no assurance can be given that the net asset value will remain constant on a continuing basis.

The Trust uses the amortized cost method to determine the value of each Fund’s portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing an obligation at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. During these periods, the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund which utilizes a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of a Fund’s portfolio on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

Rule 2a-7 provides that, in order to value its portfolio using the amortized cost method, a Fund must maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less (as calculated in accordance with Rule 2a-7) and only purchase securities having remaining maturities of (or deemed maturities of) 397 days or less, which are determined by the Trust’s Board to be of high quality with minimal credit risks. Pursuant to Rule 2a-7, the Board has established procedures designed to stabilize, to the extent reasonably possible, the price per share of the Fund, as computed for the purpose of sales and redemptions, at $1.00. Such procedures include review of a Fund’s portfolio holdings by the Board to determine whether the NAV of the Fund calculated by using available market quotations deviates from the $1.00 per share valuation based on amortized cost. The extent of any deviation is examined by the Board. If such deviation exceeds $0.050, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, which may include suspending redemptions in order to liquidate a Fund in an orderly manner, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding part or all of dividends or establishing a NAV per share by using available market quotations.

ESG Prime Money Market Fund

The value of assets in the Fund’s portfolio is determined on the basis of their market value, or where market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, based on fair value as determined in good faith in accordance with the procedures established by, and under the general supervision of, the Fund’s Board of Trustees. The securities in which the Fund invests do not typically have readily available market quotations because these securities are not actively traded in the secondary markets. To value these securities, the Adviser may consider evaluated prices from third-party pricing services approved in accordance with the procedures established by, and under the general supervision of, the Fund’s Board of Trustees. Debt obligations with maturities of 60 days or less may be valued at amortized cost (provided that amortized cost is approximately the same as fair value) or on the

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basis of their market value. Although the Fund is a money market fund, the NAV of the Fund’s shares will fluctuate with changes in the values of the Fund’s portfolio securities.

All Funds

Subject to the Trust’s compliance with applicable regulations, the Trust on behalf of each Fund has reserved the right to pay the redemption or repurchase price of shares, either totally or partially, by a distribution in kind of portfolio securities (instead of cash), as applicable. The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

PURCHASE OF SHARES

Shares may be purchased through the Funds, Shareholder Servicing Agents or Securities Brokers (as defined below). Class A Shares and Class Y Shares of the U.S. Government Money Market and U.S. Treasury Money Market Funds are continuously offered for sale at NAV (normally $1.00 per share) with no front-end sales charge to the public, and to customers of securities brokers that have entered into a dealer agreement with the Distributor (“Securities Brokers”) or a financial institution, including a federal or state-chartered bank, trust company or savings and loan association, that has entered into a Shareholder Servicing Agreement with the Trust or the Distributor (together with Securities Brokers, “Servicing Agents”). Class Y Shares are subject to certain minimum investment requirements, as are Class E, Intermediary Shares, Intermediary Service Shares and Class I Shares. Class E shares of the U.S. Government Money Market Fund and the U.S. Treasury Money Market Fund are offered primarily for investments through portal providers, intermediaries (anyone facilitating the purchase of the Funds by their clients), and institutional direct clients, if they meet the minimum investment. Class I Shares of each Fund are offered primarily for direct investment by institutional investors. In addition, investment companies and products advised by the Adviser or its affiliates, employees of the Adviser, and members of the Board are eligible to invest in Class I Shares. Class D shares are similar to Class A shares, except that Class D shares of each Fund are offered to clients of the Adviser and its affiliates and are subject to lower operating expenses. Intermediary Shares and Intermediary Service Shares of each Fund are offered primarily through intermediaries (anyone facilitating the purchase of the Fund by their clients) and bank sweep programs.

Class C Shares of the U.S. Government Money Market Fund and the U.S. Treasury Money Market Fund are not offered for sale but are only offered as an exchange option for Class C shareholders of the Trust’s other investment portfolios who wish to exchange some or all of those Class C shares for Class C Shares of the Funds. Although Class C Shares of the U.S. Government Money Market Fund and the U.S. Treasury Money Market Fund are not subject to a sales charge when a shareholder exchanges Class C shares of another Trust portfolio for Class C Shares of the Fund, they may be subject to a contingent deferred sales charge when they are redeemed. See “Contingent Deferred Sales Charge (“CDSC”) -- Class C Shares” below. Class C Shares are also available to customers or HSBC sweep programs.

An order to purchase shares of the Funds that is received in good order prior to the close of business on a Money Market Business Day is effected on that day at the next determined NAV per share. In general, “good order” means that payment for your purchase and all the information needed to complete your order must be received by the Fund or the Fund’s Transfer Agent before your order is processed. Shares purchased earn dividends from and including the day the purchase is effected. The Trust intends the Funds to be as fully invested at all times as is reasonably practicable in order to enhance the yield on its assets. Each Shareholder Servicing Agent or Securities Broker is responsible for and required to promptly forward orders for Shares to the Fund’s transfer agent.

While there is no sales load on purchases of shares, the Distributor may receive fees from the Funds. See “Management of the Trust” and “The Distributor” above. Other funds which have investment objectives

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similar to those of the Funds but which do not pay some or all of such fees from their assets may offer a higher yield.

All purchase payments are invested in full and fractional Shares. The Trust reserves the right to cease offering shares for sale at any time or to reject any order for the purchase of Shares.

EXCHANGE PRIVILEGE - U.S. GOVERNMENT MONEY MARKET FUND AND U.S. TREASURY MONEY MARKET FUND ONLY

By contacting the Transfer Agent or his Shareholder Servicing Agent or his Securities Broker, a shareholder of the Funds may exchange some or all of his Shares for shares of a corresponding class of another fund within the HSBC Family of Funds. By contacting the Transfer Agent or his Shareholder Servicing Agent or his Securities Broker, a shareholder of a Fund may exchange some or all of his Shares at NAV without a sales charge for Shares of the same class offered with the same or lower sales charge by another fund within the HSBC Family of Funds. Exchanges for Shares with a higher sales charge may be made upon payment of the sales charge differential.

An investor will receive Class A Shares of the Money Market Funds in exchange for Class A Shares of another fund within the HSBC Family of Funds, unless the investor is eligible to receive Class D Shares of the Money Market Funds, in which case the investor may receive Class D Shares of a Money Market Fund in exchange for such Class A Shares. Class D Shares may be exchanged for Class D Shares of other Money Market Funds. Class C Shares may be exchanged for shares of the same class of one or more of the Money Market Funds or other funds within the HSBC Family of Funds at NAV. Class E Shares, Intermediary Shares, Intermediary Service Shares, Class I Shares and Class Y Shares may be exchanged for a corresponding class of the Money Market Funds or exchanged for Class I Shares of non-money market funds within the HSBC Family of Funds at NAV without a front-end sales charge provided that the amount to be exchanged meets the applicable minimum investment requirements. In each case, the exchange is conditioned upon being made in states where it is legally authorized. Exchanges of Class A Shares for Class A Shares of one or more funds within the HSBC Family of Funds may be made upon payment of the applicable sales charge, unless previously paid or otherwise exempt. Shareholders of Class A Shares and Class D Shares of the Funds who were shareholders as of December 31, 1997 will be grandfathered with respect to the funds within the HSBC Family of Funds and will be exempt from having to pay a sales charge on any new purchases of Class A Shares or Class D Shares of the Funds. An exchange of Class C Shares will not affect the holding period of the Class C Shares for purposes of determining the CDSC, if any, upon redemption. An exchange may result in a change in the number of Shares held, but not in the value of such Shares immediately after the exchange. Each exchange involves the redemption of the Shares to be exchanged and the purchase of the shares of the other funds within the HSBC Family of Funds, which may produce a gain or loss for tax purposes.

The exchange privilege (or any aspect of it) may be changed or discontinued upon 60 days written notice to shareholders and is available only to shareholders in states in which such exchanges may be legally made. A shareholder considering an exchange should obtain and read the prospectus of the other funds within the HSBC Family of Funds into which the exchange will be made and consider the differences in investment objectives and policies before making any exchange.

An exchange is considered a sale of shares and may result in a capital gain or loss for federal income tax purposes. A shareholder wishing to exchange his or her Shares may do so by contacting the Trust at 800-782-8183, by contacting his or her broker-dealer or by providing written instruction to the Trust.

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IN-KIND PURCHASES

The Trust, in its discretion, may permit purchases of Fund shares by means of in-kind contributions of portfolio securities under certain circumstances. An in-kind contribution must be made in the form of securities that are permissible investments for the Funds as described in the Prospectus. In connection with an in-kind securities purchase, the Funds will require, among other things, that the securities be valued in the same manner as they would be valued for purposes of computing a Fund’s NAV; that the Funds receive satisfactory assurances that they will have good and marketable title to the securities received by them; and that the securities be in proper form for transfer to the Funds. In addition, the Funds generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale.

The Funds will not be liable for any brokerage commission or fee (except for customary transfer fees) in connection with an in-kind purchase of Fund shares. Your broker may impose a fee in connection with processing your in-kind purchase of Fund shares. An investor contemplating an in-kind purchase of Fund shares should consult his or her tax adviser to determine the tax consequences under Federal and state law of making such a purchase.

AUTOMATIC INVESTMENT PLAN

The Trust offers a plan for regularly investing specified dollar amounts ($25.00 minimum in monthly, quarterly, semi-annual or annual intervals) in the Funds. If an Automatic Investment Plan is selected, subsequent investments will be automatic and will continue until such time as the Trust and the investor’s bank are notified to discontinue further investments. Due to the varying procedures to prepare, process and to forward bank withdrawal information to the Trust, there may be a delay between the time of the bank withdrawal and the time the money reaches the Funds. The investment in the Funds will be made at the NAV per share determined on the day that both the check and the bank withdrawal data are received in required form by the Fund’s transfer agent. Further information about the Automatic Investment Plan may be obtained from Citi at the telephone number listed under “Shareholder Inquiries.”

For further information on how to purchase Shares, an investor should contact the Funds directly at HSBC Funds, PO Box 219691, Kansas City, MO 64121-9691 or by calling 1-800-782-8183.

PURCHASES THROUGH A SHAREHOLDER SERVICING AGENT OR A SECURITIES BROKER

Shareholder Servicing Agents and Securities Brokers, if applicable, may offer services to their customers, including specialized procedures for the purchase and redemption of Shares, such as pre-authorized or automatic purchase and redemption programs and “sweep” checking programs. Each Shareholder Servicing Agent and Securities Broker may establish its own terms, conditions and charges, including limitations on the amounts of transactions, with respect to such services. Charges for these services may include fixed annual fees, account maintenance fees and minimum account balance requirements. The effect of any such fees will be to reduce the net return on the investment of customers of that Shareholder Servicing Agent or Securities Broker. Conversely, certain Servicing Agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Servicing Agent from the Funds, which will have the effect of increasing the net return on the investment of such customers of those Servicing Agents.

Shareholder Servicing Agents and Securities Brokers may transmit purchase payments on behalf of their customers by wire directly to the Funds’ custodian bank by following the procedures described above.

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For further information on how to direct a Securities Broker, if applicable, or a Shareholder Servicing Agent to purchase Shares, an investor should contact his Securities Broker or his Shareholder Servicing Agent.

CONVERSION FEATURE -- CLASS C SHARES - U.S. GOVERNMENT MONEY MARKET FUND AND U.S. TREASURY MONEY MARKET FUND ONLY

Class C Shares of the Fund will convert automatically to Class A Shares of the same Fund (or Class D Shares, depending on your eligibility), after five years from the beginning of the calendar month in which the Class C Shares were originally purchased. After conversion, the shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares (or Class D Shares) which will increase the shareholder’s investment return compared to the Class C Shares. A shareholder will not pay any sales charge or fees when his or her shares convert, nor will the transaction be subject to any tax. If an investor purchased Class C Shares of one fund which he or she exchanged for Class C Shares of another fund, the holding period will be calculated from the time of the original purchase of Class C Shares. The dollar value of Class A Shares (or Class D Shares) the investor receives will equal the dollar value of the Class C Shares converted.

LEVEL LOAD ALTERNATIVE -- CLASS C SHARES - U.S. GOVERNMENT MONEY MARKET FUND AND U.S. TREASURY MONEY MARKET FUND ONLY

Class C Shares of the Funds are available only by exchanging the Class C Shares of other HSBC Funds. If an investor exchanges Class C Shares of other HSBC Funds for Class C Shares of the Funds and wishes to sell his or her shares, the redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the original purchase of the Class C Shares. The CDSC will be assessed on the lesser of the current NAV or the NAV at the time of purchase.

In December 2021, the SEC proposed amendments to Rule 2a-7 that would, among other things, remove provisions that allow or require money market funds to impose liquidity fees or redemption gates. If the proposed amendments are adopted, the ESG Prime Money Market Fund could no longer impose such a fee or gate except in certain limited circumstances, such as in connection with the liquidation of the Fund.

REDEMPTION OF SHARES

A shareholder may redeem all or any portion of the Shares in his account at any time at the NAV per share next calculated after a redemption request is received in good order by the Transfer Agent, with respect to Shares purchased directly through the Funds, or by his Securities Broker or his Shareholder Servicing Agent, if the Securities Broker or Shareholder Servicing Agent is authorized to receive orders for Fund shares on behalf of the Funds. Class A Shares, Class D Shares, Class E Shares, Class I Shares, Intermediary Shares, Intermediary Service Shares and Class Y Shares may be redeemed without charge while Class C Shares may be subject to a CDSC. See “Level Load Alternative -- Class C Shares” above. See “Determination of Net Asset Value” above.

Except as otherwise set forth in the Prospectus, the proceeds of a redemption are normally paid from the Funds in U.S. dollars within one business day following the date on which the redemption is effected. The Funds may suspend the right of redemption and postpone for more than one day the date of payment upon redemption: (i) during periods in which there is a non-routine closure of the Fedwire or applicable Federal Reserve Banks, (ii) during periods when the New York Stock Exchange is closed other than for weekends and certain holidays or when trading on such Exchange is restricted, (iii) during periods in which, as a result of emergency, disposal, or evaluation of the NAV of the portfolio securities is not reasonably practicable, (iv) during periods in which the SEC has, by rule or regulation, deemed that trading shall be restricted or an emergency exists, (v) in certain circumstances when there has been a determination to liquidate a Fund, (vi) with respect to the ESG Prime Money Market Fund, during periods in which the Board of Trustees of the Fund has temporarily restricted redemptions from the Fund, or (vii) for such other periods as the SEC may permit for your protection. To be in a position to eliminate excessive expenses, the Trust reserves the right to redeem upon not less than 30 days’ notice all Shares in an account which has a value below $50.00, provided that such involuntary redemptions will not result from fluctuations in the value of Fund Shares. A shareholder will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

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Unless Shares have been purchased directly from the Funds, a shareholder may redeem Shares only by authorizing his Securities Broker, if applicable, or his Shareholder Servicing Agent to redeem such Shares on his behalf (since the account and records of such a shareholder are established and maintained by his Securities Broker or his Shareholder Servicing Agent). For further information as to how to direct a Securities Broker or a Shareholder Servicing Agent to redeem Shares, a shareholder should contact his Securities Broker or his Shareholder Servicing Agent.

The Board has adopted procedures that provide that redemptions by shareholders may be satisfied by the distribution of portfolio securities in-kind, reflecting the shareholder’s proportionate interest in the relevant Fund, subject to certain adjustments.

Redemption proceeds are generally paid in cash, but the Funds reserve the right to pay all or part of any redemption proceeds in-kind. However, the Funds have made an election pursuant to Rule 18f-1 under the 1940 Act to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1.00% of the NAV of the Fund during any 90-day period for any one shareholder. The Funds reserve the right to pay all or part of other redemptions by a distribution of portfolio securities in kind from the applicable Fund’s portfolio. The securities distributed in kind would be valued at the same value as that assigned to them in calculating the NAV of the shares being redeemed. In the event a shareholder receives an in-kind distribution of portfolio securities, it would be the responsibility of the shareholder to dispose of the securities. The shareholder would be subject to the risks that the value of the securities would decline prior to their sale, that it would be difficult to sell the securities, and that brokerage fees could be incurred.

ESG Prime Money Market Fund

The Board of Trustees of the Fund is permitted to impose a liquidity fee (up to 2%) on redemptions from the Fund or a redemption gate to temporarily restrict redemptions from the Fund (up to 10 business days in any 90 day period), in the event that the Fund’s “weekly liquid assets” fall beneath the thresholds listed below. For this purpose, weekly liquid assets are calculated as of the end of each business day. Weekly liquid assets generally include: cash, direct obligations of the U.S. Government, certain U.S. Government agency discount notes with remaining maturities of 60 days or less, securities that will mature or are subject to a demand feature that is exercisable and payable within five business days or amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

● 30% weekly liquid assets—If the Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, and the Board determines it is in the best interests of the Fund, the Board may impose a liquidity fee of no more than 2% of the amount redeemed or a redemption gate that temporarily suspends the right of redemption.

● 10% weekly liquid assets—If the Fund’s weekly liquid assets fall below 10% of the Fund’s total assets, the Fund will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing the fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund.

The Board of Trustees generally expects that a liquidity fee or redemption gate would be imposed during periods of extraordinary market stress, if such fee or gate is ever to be imposed. Liquidity fees and redemptions gates may be terminated at any time in the discretion of the Board and will terminate at the beginning of the next business day once the Fund has invested 30% or more of its total assets in weekly liquid assets. Announcements regarding the imposition of a liquidity fee or redemption gate, or the termination of a liquidity fee or redemption gate, will be filed with the SEC on Form N-CR and will be available on the Fund’s website (www.investorfunds.us.hsbc.com). In addition, the Fund will make such

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announcements through a supplement to this prospectus and may make such announcements through a press release or by other means.

If the Fund imposes a redemption gate, the Fund and your financial adviser or broker will not accept redemption requests until the Fund has notified shareholders and other parties that the redemption gate has been lifted. Any redemption requests submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to redeem shares once the redemption gate has been lifted, you will need to submit a new request to the Fund or your financial adviser or broker. Unprocessed purchase orders that the Fund received prior to notification of the imposition of a liquidity fee or redemption gate will be canceled unless re-confirmed. Under certain circumstances, the Fund may, in its sole discretion, honor redemption orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption order was submitted to your financial adviser or broker or the Fund’s Transfer Agent before the Fund imposed a liquidity fee or redemption gate.

A liquidity fee imposed by the Fund will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. If the Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

SYSTEMATIC WITHDRAWAL PLAN

Any shareholder who owns Shares with an aggregate value of $10,000 or more may establish a Systematic Withdrawal Plan under which he redeems at NAV the number of full and fractional shares which will produce the monthly, quarterly, semi-annual or annual payments specified (minimum $50.00 per payment). Depending on the amounts withdrawn, systematic withdrawals may deplete the investor’s principal. Investors contemplating participation in the Systematic Withdrawal Plan should consult their tax advisors. No additional charge to the shareholder is made for this service.

REDEMPTION OF SHARES PURCHASED DIRECTLY THROUGH THE FUNDS

Redemption by Letter. Redemptions may be made by letter to the Transfer Agent specifying the dollar amount or number of shares to be redeemed, account number and the Fund. The letter must be signed in exactly the same way the account is registered (if there is more than one owner of the Shares, all must sign). In connection with a written redemption request, all signatures of all registered owners or authorized parties must be guaranteed by an Eligible Guarantor Institution, which includes a domestic bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association. The Transfer Agent, however, may reject redemption instructions if the guarantor is neither a member nor a participant in a signature guarantee program (currently known as “STAMP,” “SEMP,” or “NYSE MSP”). Corporations, partnerships, trusts or other legal entities may be required to submit additional documentation.

Redemption by Wire or Telephone. An investor may redeem shares of the Funds by wire or by telephone if he has checked the appropriate box on the Purchase Application or has filed a Telephone Authorization Form with the Trust. These redemptions may be paid from the Funds by wire or by check. The Trust reserves the right to refuse telephone wire redemptions and may limit the amount involved or the number of telephone redemptions. The telephone redemption procedure may be modified or discontinued at any time by the Trust. Instructions for wire redemptions are set forth in the Purchase Application. The Trust employs reasonable procedures to confirm that instructions communicated by telephone are genuine. For instance, the following information must be verified by the shareholder or Securities Broker at the time a request for a telephone redemption is effected: (1) shareholder’s account number; (2) shareholder’s social security number; and (3) name and account number of shareholder’s designated Securities Broker or bank.

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If the Trust fails to follow these or other established procedures, it may be liable for any losses due to unauthorized or fraudulent instructions.

CHECK REDEMPTION SERVICE

Shareholders may redeem Class A Shares or Class D Shares of the Funds by means of a Check Redemption Service. If Class A Shares or Class D Shares are held in book credit form and the Check Redemption Service has been elected on the Purchase Application on file with the Trust, redemptions of shares may be made by using redemption checks provided by the Trust. There is no charge for this service. Checks must be written for amounts of $250 or more, may be payable to anyone and negotiated in the normal way. If more than one shareholder owns the Class A Shares or Class D Shares, all must sign the check unless an election has been made to require only one signature on checks and that election has been filed with the Trust.

Class A Shares and Class D Shares represented by a redemption check continue to earn daily dividends until the check clears the banking system. When honoring a redemption check, the Trust causes the redemption of exactly enough full and fractional Class A Shares and Class D Shares of the Funds from an account to cover the amount of the check. The Check Redemption Services may be terminated at any time by the Trust.

If the Check Redemption Service is requested for an account in the name of a corporation or other institution, additional documents must be submitted with the application, i.e., corporations (Certification of Corporate Resolution), partnerships (Certification of Partnership) and trusts (Certification of Trustees). In addition, since the share balance of the Fund account is changing on a daily basis, the total value of the Fund account cannot be determined in advance and the Fund account cannot be closed or entirely redeemed by check.

RETIREMENT PLANS

Class D Shares of the Funds are offered in connection with tax-deferred retirement plans. Application forms and further information about these plans, including applicable fees, are available from the Trust or the Distributor upon request. The tax law governing tax-deferred retirement plans is complex and changes frequently. Before investing in the Funds through one or more of these plans, an investor should consult his or her tax advisor.

INDIVIDUAL RETIREMENT ACCOUNTS (“IRAs”)

The shares may be used as a funding medium for an IRA. An Internal Revenue Service-approved IRA plan may be available from an investor’s Shareholder Servicing Agent. The minimum initial investment for an IRA is $250; the minimum subsequent investment is $100. In general, IRAs are available to individuals who receive compensation or earned income and their spouses whether or not they are active participants in a tax-qualified or Government-approved retirement plan. In general, an IRA contribution by an individual who participates, or whose spouse participates, in a tax-qualified or Government-approved retirement plan may not be deductible, in whole or in part, depending upon the individual’s income. Individuals also may establish an IRA to receive a “rollover” contribution of distributions from another IRA or a qualified plan. Tax advice should be obtained before planning a rollover or determining contribution limits.

DEFINED CONTRIBUTION PLANS

Investors who are self-employed may purchase shares of the Funds for retirement plans for self-employed persons who are known as defined contribution plans (formerly Keogh or H.R. 10 Plans). HSBC offers a

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prototype plan for money purchase and profit sharing defined contribution plans. The rules governing these plans are complex, and a tax advisor should be consulted.

SECTION 457 PLAN, 401(k) PLAN, 403(b) PLAN

The Funds may be used as an investment vehicle for certain deferred compensation plans provided for by Section 457 of the Code with respect to service for state governments, local governments, rural electric cooperatives and political subdivisions, agencies, instrumentalities, tax-exempt organizations and certain affiliates of such entities. The Funds may also be used as an investment vehicle for both 401(k) plans and 403(b) plans.

DIVIDENDS AND DISTRIBUTIONS

The Trust declares all of each Fund’s net investment income daily as a dividend to Fund shareholders. Dividends substantially equal to each Fund’s net investment income earned during the month are distributed in that month to the Fund’s shareholders of record. Generally, a Fund’s net investment income consists of the interest and dividend income it earns, less expenses. In computing interest income, premiums are not amortized nor are discounts accrued on long-term debt securities in the Funds, except as required for federal income tax purposes.

Shares begin accruing dividends on the day they are purchased. Dividends are distributed monthly. Unless a shareholder elects to receive dividends in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent or Securities Broker), dividends are distributed in the form of additional shares of the Funds at the rate of one share (and fraction thereof) of the Fund for each one dollar (and fraction thereof) of dividend income.

Each Fund’s net realized capital gains, if any, are distributed to shareholders annually. Additional distributions are also made to each Fund’s shareholders to the extent necessary to avoid application of the 4% non-deductible federal excise tax on certain undistributed income and net capital gains of regulated investment companies. Unless a shareholder elects to receive dividends in cash, dividends are distributed in the form of additional shares of the Funds (purchased at their NAV without a sales charge).

For this purpose, the net income of the Funds (from the time of the immediately preceding determination thereof) consists of (i) all income accrued, less the amortization of any premium, on the assets of the Funds, less (ii) all actual and accrued expenses determined in accordance with generally accepted accounting principles. Interest income includes discount earned (including both original issue and market discount) on discount paper accrued ratably to the date of maturity and any net realized gains or losses on the assets of the Funds. Obligations held in the Government Money Market Fund and the U.S. Treasury Money Market Fund’s portfolio are valued at amortized cost, which the Trustees of the Trust have determined in good faith constitutes fair value for the purposes of complying with the 1940 Act. This method provides certainty in valuation, but may result in periods during which the stated value of an obligation held for a Fund is higher or lower than the price the Fund would receive if the obligation were sold. This valuation method will continue to be used until such time as the Trustees of the Trust determine that it does not constitute fair value for such purposes.

Since the net income of the Funds is declared as a dividend each time the net income of the Funds is determined, the NAV per share of the Funds is expected to remain at $1.00 per share immediately after each such determination and dividend declaration. Any increase in the value of a shareholder’s investment in the Funds, representing the reinvestment of dividend income, is reflected by an increase in the number of Shares in his account.

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For the ESG Prime Money Market Fund, any increase in the value of a shareholder’s investment in the Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of Shares in his account.

It is expected that the Funds will have a positive net income at the time of each determination thereof. If, for any reason, the net income of the Funds determined at any time is a negative amount, which could occur, for instance, upon default by an issuer of an obligation held in a Fund’s portfolio, the negative amount with respect to each shareholder account would first be offset from the dividends declared during the month with respect to each such account. If and to the extent that such negative amount exceeds such declared dividends at the end of the month, the number of outstanding Fund shares would be reduced by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in the account of such shareholder which represents his proportion of the amount of such excess. Each shareholder will be deemed to have agreed to such contribution in these circumstances by his investment in the Funds.

DESCRIPTION OF SHARES, VOTING RIGHTS, AND LIABILITIES

The Trust’s Amended and Restated Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.001 per share) and to divide or combine the shares into a greater or lesser number of shares without thereby materially changing the proportionate beneficial interests in the Trust. Currently, the Trust has 5 operational series of shares, each of which constitutes a separately managed “Fund.” The Trust reserves the right to create additional series of shares. Currently, the Funds issue separate classes of shares as described under “General Information.”

Subject to the distinctions permitted among classes of the Trust or any series as established by the Trustees consistent with the requirements of the 1940 Act, each share of the Trust or any series shall represent an equal beneficial interest in the net assets of the Trust or such series, and each shareholder of the Trust or any series shall be entitled to receive such shareholder’s pro rata share of distributions of income and capital gains, if any, made with respect to the Trust or such series. Upon redemption of the shares of any series, the applicable shareholder shall be paid solely out of the funds and property of such series of the Trust. Except as otherwise provided by the Trustees, shareholders shall have no preemptive or other right to subscribe to any additional shares or other securities issued by the Trust.

The Trustees may require shareholders to redeem shares for any reason under terms set by the Trustees. When issued, shares are fully paid and non-assessable. The Trustees may, however, cause shareholders, or shareholders of a particular series or class, to pay certain transfer agency, servicing or similar agent charges by setting off such charges due from such shareholder from declared but unpaid dividends owed such shareholder and/or by reducing the number of shares in the account of such shareholder by that number of full and/or fractional shares which represents the outstanding amount of such charges due from such shareholder.

Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote (and a proportionate fractional vote for each fraction of a share). The Trust is not required and has no current intention to hold annual meetings of shareholders, although the Trust will hold special meetings of Fund shareholders when in the judgment of the Trustees of the Trust it is necessary or desirable to submit matters for a shareholder vote or as otherwise required by the 1940 Act or other applicable federal law. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or its Amended and Restated Agreement and Declaration of Trust or By-Laws. On any matters submitted to a vote of the shareholders, all shares of the Trust then entitled to vote shall be voted in aggregate, except: (i) when required by the 1940 Act, shares shall be voted by individual series or class; (ii) when the matter involves any action that the Trustees have determined will affect only the interests of one or more series, then only shareholders of such series shall be entitled to vote thereon; and (iii) when the matter involves any action that the Trustees have determined will affect only the interests of one or more classes, then only the shareholders of such class or classes shall be entitled to vote thereon. Accordingly, shareholders of each series generally vote separately, for example, to approve investment advisory contracts or changes in

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fundamental investment policies or restrictions, but shareholders of all series may vote together to the extent required under the 1940 Act, such as in the election or selection of Trustees, principal underwriters and accountants for the Trust. Under certain circumstances, the shareholders of one or more series could control the outcome of these votes.

Shares of each class of a series represent an equal pro rata interest in such series and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, terms and conditions, except that: (i) each class shall have a different designation; (ii) each class of shares shall bear any class expenses; and (iii) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Upon liquidation or dissolution of a Fund, shareholders of the Fund would generally be entitled to share pro rata in the net assets of the Fund’s available for distribution to shareholders.

The shareholders of the Funds have the power to vote only: (i) for the election or removal of Trustees as and to the extent provided in the Trust’s Amended and Restated Agreement and Declaration of Trust; (ii) with respect to such additional matters relating to the Trust as may be required by federal law including the 1940 Act, or any registration of the Trust with the SEC (or any successor agency) or any state; and (iii) as the Trustees may otherwise consider necessary or desirable in their sole discretion.

The Trust is an entity of the type commonly known as a “Delaware statutory trust.” Under Delaware law and the Trust’s Amended and Restated Agreement and Declaration of Trust, shareholders are entitled to the same limitation of personal liability extended to shareholders of corporations organized under Delaware law. Therefore, shareholders generally will not be subject to personal liability for Fund obligations. The risk that a shareholder will incur personal liability for Fund obligations is limited to the circumstances in which a state court may not apply Delaware law or the terms of the Trust’s Amended and Restated Agreement and Declaration of Trust.

OWNERSHIP OF THE FUNDS

As of February 2, 2022, the following persons owned of record 5% or more of a Fund or class of shares:

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
HSBC U.S. Government Money Market Fund Class A
Ascensus Trust Company* BANK OF TAIWAN P.O. Box 10758 Fargo, ND 58106-0758	73.14%
Ascensus Trust Company GREATMATS.COM P.O. Box 10758 Fargo, ND 58106-0758	14.64%

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Fund/Class	Percent of the Class Total Assets Held by the Shareholder
HSBC U.S. Government Money Market Fund Class D
Pershing LLC* Attn Cash Management Services 1 Pershing Plaza Jersey City, NJ 07399-0001	81.52%
HSBC Bank USA NA 452 Fifth Ave., Tower 6 New York, NY 10018	8.57%
HSBC Bank USA 452 5th Ave., 2nd Floor New York, NY 10018-2333	6.87%
HSBC U.S. Government Money Market Fund Class I
Hare & Co 2 111 Sanders Creek Pkwy East Syracuse, NY 13057-1382	6.25%
State Street Global Markets 1 Lincoln Street Boston, MA 02111	5.04%
HSBC U.S. Government Money Market Fund Class Y
HSBC Bank USA* 452 5th Ave., 2nd Floor New York, NY 10018-2333	50.98%
HSBC Bank USA 452 5th Ave., 2nd Floor New York, NY 10018-2333	41.87%
HSBC U.S. Government Money Market Fund Intermediary Service Share Class
Band & Co. C/O US Bank NA P.O. Box 1787 Milwaukee, WI 53201-1787	19.62%
HSBC Bank USA National Association* Corporate Trust and Loan Agency Control Unit 452 5TH Ave, 8E6 New York, NY 10018	38.73%

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Fund/Class	Percent of the Class Total Assets Held by the Shareholder
HSBC 7 Lomb memorial Dr. Rochester, NY 14623-5602	16.35%
GS&Co 71 S, Wacker Drive, Suite 500
HSBC U.S. Government Money Market Fund Intermediary Class
Hare & Co 2* PO BOX 223910 PITTSBURGH PA 15251-2910	68.69%
Hare & Co 2 PO BOX 223910 PITTSBURGH PA 15251-2910	18.19%
PNC CAPITAL MARKETS LLC 249 FIFTH AVENUE PITTSBURGH PA 15222-2707	7.66
HSBC U.S. Treasury Money Market Fund Class D
Pershing LLC Attn: Cash Management Services 1 Pershing Plaza Jersey City, NJ 07399-0001	20.17%
HSBC Bank USA NA* 452 Fifth Ave., Tower 6 New York, NY 10018-2333	64.05%
HSBC Bank USA 452 5th Ave., 2nd Floor New York, NY 10018	14.79%
HSBC U.S. Treasury Money Market Fund Class I
HSBC Bank USA* 452 Fifth Ave., 2nd Floor New York, NY 10018-2333	48.79%
BofA Securities Inc. 200 N College St. Charlotte, NC 28202-2191	13.39%

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Fund/Class	Percent of the Class Total Assets Held by the Shareholder
HSBC Bank USA 452 Fifth Ave., 2nd Floor New York, NY 10018-2333	9.38%
HSBC U.S. Treasury Money Market Fund Class Y
HSBC Bank USA* 452 Fifth Ave., 2nd Floor New York, NY 10018-2333	96.59%
HSBC U.S. Treasury Money Market Fund Intermediary Service Share Class
CITIBANK FBO CST_LAZARD GROWTH* 388 GREENWICH ST NEW YORK NY 10013-2362	44.99%
HSBC FBO UNITED WELFARE FUND* 145 HUGUENOT ST STE 100 NEW ROCHELLE NY 10801-5251	26.59*
HSBC BANK USA NATIONAL ASSOCIATION CORPORATE TRUST AND LOAN AGENCY CONTROL UNIT 452 FIFTH AVENUE 8E6 NEW YORK NY 10018	9.86%
Softserve Inc. 12800 University Dr. #410 Fort Meyers, FL 33907-5336	9.41%

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Fund/Class	Percent of the Class Total Assets Held by the Shareholder
HSBC U.S. Treasury Money Market Fund Intermediary Class
Hare & Co 2B* 111 Sanders Creek Pkwy East Syracuse, NY 13057-1382	87.19%
Hare & Co 2 111 Sanders Creek Pkwy East Syracuse, NY 13057-1382	6.71%
MEDPACE INC 5375 Medpace Way Cincinatti OH 45227-1543	6.17%

*Entity owned more than 25% of the outstanding shares of the Fund. A shareholder owning of record or beneficially more than 25% of a Fund’s outstanding shares may be considered a control person and could have a more significant effect on matters presented at a shareholders’ meeting than votes of other shareholders.

TAXATION

FEDERAL INCOME TAX

The following is a summary of certain U.S. federal income tax issues concerning the Funds and their shareholders. The Funds may also be subject to state, local, foreign or other taxes not discussed below. This discussion does not purport to be complete or to address all tax issues relevant to each shareholder. Prospective investors should consult their own tax advisors with regard to the federal, state, foreign and other tax consequences to them of the purchase, ownership or disposition of Fund shares. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative authorities, all of which are subject to change, which change may be retroactive. Future changes in tax laws may adversely impact the Funds and their shareholders.

The Funds each intend to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, net income derived from an interest in a qualified publicly traded partnership, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies), in two or more issuers that the Fund

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controls and which are engaged in the same or similar trades or businesses, or of one or more qualified publicly traded partnerships.

As a regulated investment company, each Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund’s investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed (i.e., the 90% distribution requirement). The Funds intend to distribute all or substantially all of such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must generally distribute for each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (taking into account certain deferrals and elections) for the calendar year, (2) at least 98.2% of the excess of its capital gains over capital losses for the 12-month period ending October 31 of the calendar year, and (3) all such ordinary income and capital gains for previous years that were not distributed during such years.

A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund in October, November or December of that year with a record date in such month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

For federal income tax purposes, the Funds are generally permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during subsequent taxable years. As of October 31, 2021, the Funds did not have any capital loss carryforwards for federal income tax purposes.

The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of a Fund. An ownership change generally results when shareholders owning 5% or more of a Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing a Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to a Fund’s shareholders could result from an ownership change. No Fund undertakes any obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond a Fund’s control, there can be no assurance that a Fund will not experience, or has not already experienced, an ownership change. Additionally, if a Fund engages in a tax-free reorganization with another fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from the use of such capital loss carryovers.

DISTRIBUTIONS IN GENERAL

Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. It is not expected that such distributions will be eligible for the dividends-received deduction for corporations or for treatment as “qualified dividend income” for individuals.

If for any taxable year a Fund does not qualify for federal tax treatment as a regulated investment company, all of the Fund’s net taxable investment income would (unless certain cure provisions apply) be subject to federal and, potentially, state income tax at regular corporate rates without any deduction for distributions to its shareholders. In such event, dividend distributions (including amounts derived from interest on municipal securities) would be taxable to a Fund’s shareholders to the extent of the Fund’s current and accumulated earnings and profits.

The excess of long-term capital gains over net short-term capital losses realized, if any, distributed and properly reported by the Funds, whether received in cash or reinvested in Fund Shares, will generally be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares. Long-term capital gain distributions, if any, made to individuals are generally subject to a maximum federal income tax rate of 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Distributions of any net short-term capital gains from assets held for one year or less will be taxed as ordinary income. Distributions will be subject to these capital gains rates regardless of how long a shareholder has held Fund shares. Shareholders receiving distributions in the form of additional shares will be taxed on the amount of such distribution and will have a cost basis for federal income tax purposes in each share received equal to the amount of the cash the shareholder could have received. Shareholders will be notified annually as to the federal tax status of distributions.

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An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Distributions in excess of a Fund’s current and accumulated earnings and profits are treated as a tax-free return of a shareholder’s investment to the extent of the shareholder’s basis in the shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces the shareholder’s basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of shares. A distribution will reduce a Fund’s NAV per share and may be taxable to a shareholder as ordinary income or capital gain even though, from an economic standpoint, the distribution may constitute a return of capital.

Certain distributions reported by a Fund as Section 163(j) interest dividends may be treated as interest income by shareholders for purposes of the tax rules applicable to interest expense limitations under Code Section 163(j). Such treatment by the shareholder is generally subject to holding period requirements and other potential limitations, although the holding period requirements are generally not applicable to dividends declared by money market funds and certain other funds that declare dividends daily and pay such dividends on a monthly or more frequent basis. The amount that a Fund is eligible to report as a Section 163(j) dividend for a tax year is generally limited to the excess of such Fund’s business interest income over the sum of the ESG Prime Money Market Fund’s (i) business interest expense and (ii) other deductions properly allocable to the Fund’s business interest income.

SALE, EXCHANGE OR REDEMPTION OF SHARES

Upon disposition (by redemption, repurchase, sale or exchange) of Fund shares, a shareholder may realize a taxable gain or loss depending upon his basis in his shares. Realization of such a gain or loss is considered unlikely with respect to the U.S. Government Money Market Fund and the U.S. Treasury Money Market Fund because of each Fund’s policy to attempt to maintain a $1.00 per share NAV. Because the ESG Prime Money Market Fund does not seek to maintain a stable price per share, there may be tax consequences to you if you dispose of your shares in the ESG Prime Money Market Fund, for example, through redemption or sale. The amount of any gain or loss and the rate of tax will depend mainly upon how much you paid for the shares, how much you sell them for, and how long you held them. When you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Capital losses in any year are deductible only to the extent of capital gains, plus, in the case of a non-corporate taxpayer, generally $3,000 of income. Certain other special tax rules may apply to your capital gains or losses on the ESG Prime Money Market Fund’s shares.

With respect to any gain or loss recognized on the sale or exchange of shares of a Fund, unless a shareholder chooses to adopt a simplified “NAV method” of accounting (described below), the amount of any gain or loss and the rate of tax will depend mainly upon how much the shareholder paid for the shares, how much the shareholder sells them for, and how long the shareholder held them. In this case, any gain or loss generally will be treated as short-term capital gain or loss if the shareholder held its shares as capital assets for one year or less, and long-term capital gain or loss if the shareholder held its shares as capital assets for more than one year. The maximum individual tax rate applicable to long-term capital gains is generally 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Any loss realized on a sale or exchange of Fund shares also will be disallowed to the extent that the shares disposed of are replaced (including replacement through reinvesting of dividends and capital gain distributions in the

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Fund) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

If a shareholder elects to adopt the simplified “NAV method” of accounting, rather than compute gain or loss on every taxable sale or other disposition of shares of a Fund as described above, the shareholder would determine gain or loss based on the change in the aggregate value of its Fund shares during a computation period (such as the shareholder’s taxable year), reduced by the shareholder’s net investment (i.e., purchases minus sales) in those Fund shares during the computation period. Under the simplified “NAV method,” any resulting capital gain or loss would be reportable on a net basis and would generally be treated as a short-term capital gain or loss. If a shareholder uses the simplified “NAV method”, the wash sale rules will generally not apply to disallow a loss incurred for a computation period.

ORIGINAL ISSUE DISCOUNT/MARKET DISCOUNT

Market Discount. If a Fund purchases a debt security in the secondary market at a price lower than the stated redemption price at maturity of such debt security, the excess of the stated redemption price over the purchase price is “market discount.” If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by a Fund in respect of each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, a Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund, at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity, which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the “accrued market discount” not previously taken into account.

Original Issue Discount. Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although a Fund receives no actual cash income from such a discount, original issue discount that accrues on debt securities in a given year generally are treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by a Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount generally represents market discount for federal income tax purposes (see above).

BACKUP WITHHOLDING

The Trust will be required to report to the Internal Revenue Service (the “IRS”) all distributions by the Funds except in the case of certain exempt shareholders. All such distributions generally will be subject to withholding of federal income tax at a current rate of 24% (“backup withholding”) in the case of nonexempt shareholders if (1) the shareholder fails to furnish the Funds with and to certify the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Funds that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

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Any amounts withheld may be credited against the shareholder’s federal income tax liability. Investors may wish to consult their tax advisors about the applicability of the backup withholding provisions.

OTHER TAXATION

Distributions may be subject to additional state and local taxes, depending on each shareholder’s particular situation.

FOREIGN SHAREHOLDERS

Taxation of a shareholder who, as to the United States, is a non-resident alien individual, foreign trust or estate, or foreign corporation (“foreign shareholder”), depends on whether the income from a Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including distributions of any net short-term capital gains) will generally be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Note that the preferential rate of tax applicable to qualified dividend income (discussed above) does not apply to dividends paid to foreign shareholders. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a Fund, and distributions of net long-term capital gains that are reported as capital gain dividends. If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of a Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations. If the Fund elects to report distributions of U.S. source interest and short-term capital gains, such distributions may be paid to foreign shareholders free of withholding. However, depending on the circumstances, the Fund may report all, some or none of the Fund’s potentially eligible dividends as eligible for this exemption, and a portion of the Fund’s distributions (e.g. interest from non-U.S. sources or any foreign currency gains) would be ineligible for this potential exemption from withholding.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Funds, including the applicability of the U.S. estate tax and foreign taxes.

The Funds are required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required.

OTHER INFORMATION

CAPITALIZATION

The Trust is an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on March 2, 2016. The U.S. Government Money Market Fund and the U.S. Treasury Money Market Fund were previously series of HSBC Funds, a different legal entity organized as a Massachusetts business trust (the “Predecessor Trust”). In 2016, at a special meeting of shareholders, the shareholders of each series of the Predecessor Trust (the “Predecessor Funds”) approved the reorganization of the Predecessor Funds with and into corresponding “shell” series of the Trust. The shell series of the Trust succeeded to the accounting and performance histories of the Predecessor Funds. Any historical

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information provided for a Fund that relates to periods prior to June 24, 2016 is that of the corresponding Predecessor Fund.

The Predecessor Trust was a Massachusetts business trust established under a Declaration of Trust dated April 22, 1987, as a successor to two previously-existing Massachusetts business trusts, Fund Trust Tax-Free Trust (organized on July 30, 1986) and Fund Vest (organized on July 17, 1984, and since renamed Fund Source). Prior to October 3, 1994, the name of the Predecessor Trust was “Fund Trust.” Prior to April 12, 2001, the name of the Predecessor Trust was “Republic Funds.” Prior to February 28, 2012, the name of the Predecessor Trust was “HSBC Investor Funds.”

The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board may establish additional series (with different investment objectives and fundamental policies) and classes of shares within each series at any time in the future. Establishment and offering of additional classes or series will not alter the rights of the Funds’ shareholders.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board has appointed PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm of the Trust. PwC audits the Trust’s annual financial statements and prepares the Trust’s income tax returns. PwC’s address is 300 Madison Ave, New York, NY 10017.

COUNSEL

Dechert LLP, 1900 K Street, N.W., Washington, D.C. 20006, advises on certain legal matters in connection with the shares of the Funds offered by the Trust, and also acts as counsel to the Trust. Stradley Ronon Stevens & Young, LLP, 2000 K Street, N.W. Suite 700, Washington, D.C. 20006, acts as counsel to the Independent Trustees of the Trust.

CODE OF ETHICS

The Trust, the Adviser and Citi each has adopted a code of ethics, as required by applicable law, including Rule 17j-1 under the 1940 Act, which is designed to prevent affiliated persons of the Trust, the Adviser and Citi from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code). Each Code sets forth restrictions with respect to certain transactions and contains preclearance and reporting obligations.

REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust’s registration statement filed with the SEC under the 1933 Act with respect to shares of the Funds; certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be obtained on the SEC’s website at http://www.sec.gov or copies of this information may be obtained after paying a duplicating fee, by electronic request, at the following email address: publicinfo@sec.gov.

Statements contained herein and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document which was filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

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FINANCIAL STATEMENTS

The U.S. Government Money Market and U.S. Treasury Money Market Funds’ current audited financial statements dated October 31, 2021 have been audited by PwC, an independent registered public accounting firm, as indicated in its report with respect thereto, and are incorporated herein by reference from the Annual Report of the Funds dated October 31, 2021 as filed with the SEC. Copies of the report will be provided without charge to each person receiving this SAI. As of the date of this SAI, the ESG Prime Money Market Fund had not commenced operations and thus does not have audited financial statements.

SHAREHOLDER INQUIRIES

All shareholder inquiries should be directed to the Trust, P.O. Box 219691, Kansas City, MO 64121-9691.

GENERAL AND ACCOUNT INFORMATION: (800) 782-8183 (TOLL FREE)

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APPENDIX A

DESCRIPTION OF SECURITY RATINGS

STANDARD & POOR’S

Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations:

● Likelihood of payment – capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

● Nature of and provisions of the obligation;

● Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA  An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A  An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC  An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to Minus (-) show relative standing within the major rating categories.

NR  This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Municipal Short-Term Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

● Amortization schedule – the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

● Source of payment – the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

A-2

SP-3  Speculative capacity to pay principal and interest.

Short-Term Issue Credit Ratings

A-1 A  short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Variable Rate Demand Obligations:

Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

MOODY’S INVESTORS SERVICE (“Moody’s”)

Long-Term Obligation Ratings

Moody’s long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa  Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa  Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B Obligations rated B are considered speculative and are subject to high credit risk.

Caa Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

A-3

Ca Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C Obligations rated C are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.

Note Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

U.S. Municipal Short Term Obligation Ratings

MIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

A-4

SG This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Short-Term Obligation Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1  Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short term obligations.

NP Issuers (or supporting institutions) rated “Not Prime” do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

FITCH, INC. (“Fitch Ratings”)

Corporate Finance Obligations – Long-Term Rating Scales

Ratings of individual securities or financial obligations of a corporate issuer address relative vulnerability to default on an ordinal scale. In addition, for financial obligations in corporate finance, a measure of recovery given default on that liability is also included in the rating assessment. This notably applies to covered bonds ratings, which incorporate both an indication of the probability of default and of the recovery given a default of this debt instrument.

The relationship between issuer scale and obligation scale assumes an historical average recovery of between 30%–50% on the senior, unsecured obligations of an issuer. As a result, individual obligations of entities, such as corporations, are assigned ratings higher, lower, or the same as that entity’s issuer rating or Issuer Default Rating (“IDR”).

AAA Highest credit quality. ‘AAA’ denotes the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A-5

A High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Notes: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘B’.

The subscript ‘emr’ is appended to a rating to denote embedded market risk which is beyond the scope of the rating. The designation is intended to make clear that the rating solely addresses the counterparty risk of the issuing bank. It is not meant to indicate any limitation in the analysis of the counterparty risk, which in all other respects follows published Fitch criteria for analyzing the issuing financial institution. Fitch does not rate these instruments where the principal is to any degree subject to market risk.

Short-Term Ratings Assigned to Obligations in Corporate, Public and Structured Finance

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F-1 Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F-2 Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F-3 Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

A-6

B Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C High short-term default risk. Default is a real possibility.

RD Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

A-7

UNITED STATES

Concise Proxy Voting Guidelines
Benchmark Policy Recommendations

Effective for Meetings on or after February 1, 2020
Published December 11, 2019

ISSGOVERNANCE.COM
© 2019 | Institutional Shareholder Services and/or its affiliates

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CONCISE PROXY VOTING GUIDELINES

The policies contained herein are a sampling only of selected key ISS U.S. proxy voting guidelines, and are not intended to be exhaustive. The complete guidelines can be found at:

https://www.issgovernance.com/policy-gateway/voting-policies/

Board of Directors

Voting on Director Nominees in Uncontested Elections

General Recommendation: Generally vote for director nominees, except under the following circumstances (with new nominees[1] considered on case-by-case basis):

Independence

Vote against2 or withhold from non-independent directors (Executive Directors and Non-Independent Non-Executive Directors per ISS’ Classification of Directors) when:

▪	Independent directors comprise 50 percent or less of the board;
▪	The non-independent director serves on the audit, compensation, or nominating committee;
▪	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee; or
▪	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee.

Composition

Attendance at Board and Committee Meetings: Generally vote against or withhold from directors (except nominees who served only part of the fiscal year3) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:

▪	Medical issues/illness;
▪	Family emergencies; and
▪	Missing only one meeting (when the total of all meetings is three or fewer).

1 A “new nominee” is a director who is being presented for election by shareholders for the first time. Recommendations on new nominees who have served for less than one year are made on a case-by-case basis depending on the timing of their appointment and the problematic governance issue in question.

2 In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

3 Nominees who served for only part of the fiscal year are generally exempted from the attendance policy.

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In cases of chronic poor attendance without reasonable justification, in addition to voting against the director(s) with poor attendance, generally vote against or withhold from appropriate members of the nominating/governance committees or the full board.

If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote against or withhold from the director(s) in question.

Overboarded Directors: Generally vote against or withhold from individual directors who:

▪	Sit on more than five public company boards; or
▪	Are CEOs of public companies who sit on the boards of more than two public companies besides their own—withhold only at their outside boards[4].

Diversity: For companies in the Russell 3000 or S&P 1500 indices, generally vote against or withhold from the chair of the nominating committee (or other directors on a case-by-case basis) at companies where there are no women on the company’s board. Mitigating factors include:

▪	Until Feb. 1, 2021, a firm commitment, as stated in the proxy statement, to appoint at least one woman to the board within a year;
▪	The presence of a woman on the board at the preceding annual meeting and a firm commitment to appoint at least one woman to the board within a year; or
▪	Other relevant factors as applicable.

Responsiveness

Vote case-by-case on individual directors, committee members, or the entire board of directors as appropriate if:

▪	The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year or failed to act on a management proposal seeking to ratify an existing charter/bylaw provision that received opposition of a majority of the shares cast in the previous year. Factors that will be considered are:
▪	Disclosed outreach efforts by the board to shareholders in the wake of the vote;
▪	Rationale provided in the proxy statement for the level of implementation;
▪	The subject matter of the proposal;
▪	The level of support for and opposition to the resolution in past meetings;
▪	Actions taken by the board in response to the majority vote and its engagement with shareholders;
▪	The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and
▪	Other factors as appropriate.
▪	The board failed to act on takeover offers where the majority of shares are tendered;

4 Although all of a CEO’s subsidiary boards with publicly-traded common stock will be counted as separate boards, ISS will not recommend a withhold vote for the CEO of a parent company board or any of the controlled (>50 percent ownership) subsidiaries of that parent but may do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationships.

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▪	At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote.

Vote case-by-case on Compensation Committee members (or, in exceptional cases, the full board) and the Say on Pay proposal if:

▪	The company’s previous say-on-pay received the support of less than 70 percent of votes cast. Factors that will be considered are:
▪	The company’s response, including:
▪	Disclosure of engagement efforts with major institutional investors, including the frequency and timing of engagements and the company participants (including whether independent directors participated);
▪	Disclosure of the specific concerns voiced by dissenting shareholders that led to the say-on-pay opposition;
▪	Disclosure of specific and meaningful actions taken to address shareholders’ concerns;
▪	Other recent compensation actions taken by the company;
▪	Whether the issues raised are recurring or isolated;
▪	The company’s ownership structure; and
▪	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.
▪	The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the plurality of votes cast.

Accountability

Problematic Takeover Defenses/Governance Structure

Poison Pills: Vote against or withhold from all nominees (except new nominees1, who should be considered case-by-case) if:

▪	The company has a poison pill that was not approved by shareholders[5]. However, vote case-by-case on nominees if the board adopts an initial pill with a term of one year or less, depending on the disclosed rationale for the adoption, and other factors as relevant (such as a commitment to put any renewal to a shareholder vote).
▪	The board makes a material adverse modification to an existing pill, including, but not limited to, extension, renewal, or lowering the trigger, without shareholder approval.

Classified Board Structure: The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.

Removal of Shareholder Discretion on Classified Boards: The company has opted into, or failed to opt out of, state laws requiring a classified board structure.

Director Performance Evaluation: The board lacks mechanisms to promote accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one-, three-, and

5 Public shareholders only, approval prior to a company’s becoming public is insufficient.

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five-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s operational metrics and other factors as warranted. Problematic provisions include but are not limited to:

▪	A classified board structure;
▪	A supermajority vote requirement;
▪	Either a plurality vote standard in uncontested director elections, or a majority vote standard in contested elections;
▪	The inability of shareholders to call special meetings;
▪	The inability of shareholders to act by written consent;
▪	A multi-class capital structure; and/or
▪	A non-shareholder-approved poison pill.

Unilateral Bylaw/Charter Amendments and Problematic Capital Structures: Generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees1, who should be considered case-by-case) if the board amends the company’s bylaws or charter without shareholder approval in a manner that materially diminishes shareholders’ rights or that could adversely impact shareholders, considering the following factors:

▪	The board’s rationale for adopting the bylaw/charter amendment without shareholder ratification;
▪	Disclosure by the company of any significant engagement with shareholders regarding the amendment;
▪	The level of impairment of shareholders’ rights caused by the board’s unilateral amendment to the bylaws/charter;
▪	The board’s track record with regard to unilateral board action on bylaw/charter amendments or other entrenchment provisions;
▪	The company’s ownership structure;
▪	The company’s existing governance provisions;
▪	The timing of the board’s amendment to the bylaws/charter in connection with a significant business development; and
▪	Other factors, as deemed appropriate, that may be relevant to determine the impact of the amendment on shareholders.

Unless the adverse amendment is reversed or submitted to a binding shareholder vote, in subsequent years vote case-by-case on director nominees. Generally vote against (except new nominees1, who should be considered case-by-case) if the directors:

▪	Classified the board;
▪	Adopted supermajority vote requirements to amend the bylaws or charter; or
▪	Eliminated shareholders’ ability to amend bylaws.

Problematic Capital Structure - Newly Public Companies: For newly public companies6, generally vote against or withhold from the entire board (except new nominees1, who should be considered case-by-case) if, prior to or in connection with the company’s public offering, the company or its board implemented a multi-class capital structure in which the classes have unequal voting rights without subjecting the multi-class capital structure to a reasonable time-based sunset. In assessing the reasonableness of a time-based sunset provision, consideration will be given to the company’s lifespan, its post-IPO ownership structure and the board’s disclosed rationale for the

6 Newly-public companies generally include companies that emerge from bankruptcy, spin-offs, direct listings, and those who complete a traditional initial public offering.

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sunset period selected. No sunset period of more than seven years from the date of the IPO will be considered to be reasonable.

Continue to vote against or withhold from incumbent directors in subsequent years, unless the problematic capital structure is reversed or removed.

Problematic Governance Structure - Newly Public Companies: For newly public companies6, generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees1, who should be considered case-by-case) if, prior to or in connection with the company’s public offering, the company or its board adopted the following bylaw or charter provisions that are considered to be materially adverse to shareholder rights:

▪	Supermajority vote requirements to amend the bylaws or charter;
▪	A classified board structure; or
▪	Other egregious provisions.

A reasonable sunset provision will be considered a mitigating factor.

Unless the adverse provision is reversed or removed, vote case-by-case on director nominees in subsequent years.

Management Proposals to Ratify Existing Charter or Bylaw Provisions: Vote against/withhold from individual directors, members of the governance committee, or the full board, where boards ask shareholders to ratify existing charter or bylaw provisions considering the following factors:

▪	The presence of a shareholder proposal addressing the same issue on the same ballot;
▪	The board’s rationale for seeking ratification;
▪	Disclosure of actions to be taken by the board should the ratification proposal fail;
▪	Disclosure of shareholder engagement regarding the board’s ratification request;
▪	The level of impairment to shareholders’ rights caused by the existing provision;
▪	The history of management and shareholder proposals on the provision at the company’s past meetings;
▪	Whether the current provision was adopted in response to the shareholder proposal;
▪	The company’s ownership structure; and
▪	Previous use of ratification proposals to exclude shareholder proposals.

Restrictions on Shareholders’ Rights

Restricting Binding Shareholder Proposals: Generally vote against or withhold from the members of the governance committee if:

▪	The company’s governing documents impose undue restrictions on shareholders’ ability to amend the bylaws. Such restrictions include but are not limited to: outright prohibition on the submission of binding shareholder proposals or share ownership requirements, subject matter restrictions, or time holding requirements in excess of SEC Rule 14a-8. Vote against or withhold on an ongoing basis.

Submission of management proposals to approve or ratify requirements in excess of SEC Rule 14a-8 for the submission of binding bylaw amendments will generally be viewed as an insufficient restoration of shareholders’ rights. Generally continue to vote against or withhold on an ongoing basis until shareholders are provided with an unfettered ability to amend the bylaws or a proposal providing for such unfettered right is submitted for shareholder approval.

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Problematic Audit-Related Practices

Generally vote against or withhold from the members of the Audit Committee if:

▪	The non-audit fees paid to the auditor are excessive;
▪	The company receives an adverse opinion on the company’s financial statements from its auditor; or
▪	There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote case-by-case on members of the Audit Committee and potentially the full board if:

▪	Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence, and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether withhold/against votes are warranted.

Problematic Compensation Practices

In the absence of an Advisory Vote on Executive Compensation (Say on Pay) ballot item or in egregious situations, vote against or withhold from the members of the Compensation Committee and potentially the full board if:

▪	There is an unmitigated misalignment between CEO pay and company performance (pay for performance);
▪	The company maintains significant problematic pay practices; or
▪	The board exhibits a significant level of poor communication and responsiveness to shareholders.

Generally vote against or withhold from the Compensation Committee chair, other committee members, or potentially the full board if:

▪	The company fails to include a Say on Pay ballot item when required under SEC provisions, or under the company’s declared frequency of say on pay; or
▪	The company fails to include a Frequency of Say on Pay ballot item when required under SEC provisions.

Generally vote against members of the board committee responsible for approving/setting non-employee director compensation if there is a pattern (i.e. two or more years) of awarding excessive non-employee director compensation without disclosing a compelling rationale or other mitigating factors.

Problematic Pledging of Company Stock:

Vote against the members of the committee that oversees risks related to pledging, or the full board, where a significant level of pledged company sto1ck by executives or directors raises concerns. The following factors will be considered:

▪	The presence of an anti-pledging policy, disclosed in the proxy statement, that prohibits future pledging activity;
▪	The magnitude of aggregate pledged shares in terms of total common shares outstanding, market value, and trading volume;
▪	Disclosure of progress or lack thereof in reducing the magnitude of aggregate pledged shares over time;
▪	Disclosure in the proxy statement that shares subject to stock ownership and holding requirements do not include pledged company stock; and
▪	Any other relevant factors.

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Governance Failures

Under extraordinary circumstances, vote against or withhold from directors individually, committee members, or the entire board, due to:

▪	Material failures of governance, stewardship, risk oversight[7], or fiduciary responsibilities at the company;
▪	Failure to replace management as appropriate; or
▪	Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Voting on Director Nominees in Contested Elections

Vote-No Campaigns

General Recommendation: In cases where companies are targeted in connection with public “vote-no” campaigns, evaluate director nominees under the existing governance policies for voting on director nominees in uncontested elections. Take into consideration the arguments submitted by shareholders and other publicly available information.

Proxy Contests/Proxy Access — Voting for Director Nominees in Contested Elections

General Recommendation: Vote case-by-case on the election of directors in contested elections, considering the following factors:

▪	Long-term financial performance of the company relative to its industry;
▪	Management’s track record;
▪	Background to the contested election;
▪	Nominee qualifications and any compensatory arrangements;
▪	Strategic plan of dissident slate and quality of the critique against management;
▪	Likelihood that the proposed goals and objectives can be achieved (both slates); and
▪	Stock ownership positions.

In the case of candidates nominated pursuant to proxy access, vote case-by-case considering any applicable factors listed above or additional factors which may be relevant, including those that are specific to the company, to the nominee(s) and/or to the nature of the election (such as whether there are more candidates than board seats).

Independent Board Chair

General Recommendation: Generally vote for shareholder proposals requiring that the board chair position be filled by an independent director, taking into consideration the following:

▪	The scope and rationale of the proposal;
▪	The company’s current board leadership structure;
▪	The company’s governance structure and practices;
▪	Company performance; and
▪	Any other relevant factors that may be applicable.

The following factors will increase the likelihood of a “for” recommendation:

7 Examples of failure of risk oversight include but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; significant adverse legal judgments or settlement; or hedging of company stock.

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▪	A majority non-independent board and/or the presence of non-independent directors on key board committees;
▪	A weak or poorly-defined lead independent director role that fails to serve as an appropriate counterbalance to a combined CEO/chair role;
▪	The presence of an executive or non-independent chair in addition to the CEO, a recent recombination of the role of CEO and chair, and/or departure from a structure with an independent chair;
▪	Evidence that the board has failed to oversee and address material risks facing the company;
▪	A material governance failure, particularly if the board has failed to adequately respond to shareholder concerns or if the board has materially diminished shareholder rights; or
▪	Evidence that the board has failed to intervene when management’s interests are contrary to shareholders’ interests.

Proxy Access

General Recommendation: Generally vote for management and shareholder proposals for proxy access with the following provisions:

▪	Ownership threshold: maximum requirement not more than three percent (3%) of the voting power;
▪	Ownership duration: maximum requirement not longer than three (3) years of continuous ownership for each member of the nominating group;
▪	Aggregation: minimal or no limits on the number of shareholders permitted to form a nominating group;
▪	Cap: cap on nominees of generally twenty-five percent (25%) of the board.

Review for reasonableness any other restrictions on the right of proxy access.

Generally vote against proposals that are more restrictive than these guidelines.

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Shareholder Rights & Defenses

Ratification Proposals: Management Proposals to Ratify Existing Charter or Bylaw Provisions

General Recommendation: Generally vote against management proposals to ratify provisions of the company’s existing charter or bylaws, unless these governance provisions align with best practice.

In addition, voting against/withhold from individual directors, members of the governance committee, or the full board may be warranted, considering:

▪	The presence of a shareholder proposal addressing the same issue on the same ballot;
▪	The board’s rationale for seeking ratification;
▪	Disclosure of actions to be taken by the board should the ratification proposal fail;
▪	Disclosure of shareholder engagement regarding the board’s ratification request;
▪	The level of impairment to shareholders’ rights caused by the existing provision;
▪	The history of management and shareholder proposals on the provision at the company’s past meetings;
▪	Whether the current provision was adopted in response to the shareholder proposal;
▪	The company’s ownership structure; and
▪	Previous use of ratification proposals to exclude shareholder proposals.

Capital/Restructuring

Common Stock Authorization

General Recommendation: Vote for proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote against proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

Vote against proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

Vote case-by-case on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

▪	Past Board Performance:
▪	The company’s use of authorized shares during the last three years;

▪	The Current Request:
▪	Disclosure in the proxy statement of the specific purposes of the proposed increase;
▪	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and
▪	The dilutive impact of the request as determined relative to an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns.

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ISS will apply the relevant allowable increase below to requests to increase common stock that are for general corporate purposes (or to the general corporate purposes portion of a request that also includes a specific need):

A.	Most companies: 100 percent of existing authorized shares.
B.	Companies with less than 50 percent of existing authorized shares either outstanding or reserved for issuance: 50 percent of existing authorized shares.
C.	Companies with one- and three-year total shareholder returns (TSRs) in the bottom 10 percent of the U.S. market as of the end of the calendar quarter that is closest to their most recent fiscal year end: 50 percent of existing authorized shares.
D.	Companies at which both conditions (B and C) above are both present: 25 percent of existing authorized shares.

If there is an acquisition, private placement, or similar transaction on the ballot (not including equity incentive plans) that ISS is recommending FOR, the allowable increase will be the greater of (i) twice the amount needed to support the transactions on the ballot, and (ii) the allowable increase as calculated above.

Share Repurchase Programs

General Recommendation: For U.S.-incorporated companies, and foreign-incorporated U.S. Domestic Issuers that are traded solely on U.S. exchanges, vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms, or to grant the board authority to conduct open-market repurchases, in the absence of company-specific concerns regarding:

▪	Greenmail,
▪	The use of buybacks to inappropriately manipulate incentive compensation metrics,
▪	Threats to the company’s long-term viability, or
▪	Other company-specific factors as warranted.

Vote case-by-case on proposals to repurchase shares directly from specified shareholders, balancing the stated rationale against the possibility for the repurchase authority to be misused, such as to repurchase shares from insiders at a premium to market price.

Share Repurchase Programs Shareholder Proposals

General Recommendation: Generally vote against shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote for the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.

▪	Financial issues - company’s financial situation; degree of need for capital; use of proceeds; effect of the financing on the company’s cost of capital;
▪	Management’s efforts to pursue other alternatives;
▪	Control issues - change in management; change in control, guaranteed board and committee seats; standstill provisions; voting agreements; veto power over certain corporate actions; and
▪	Conflict of interest - arm’s length transaction, managerial incentives.

Vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Mergers and Acquisitions

General Recommendation: Vote case-by-case on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

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▪	Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction, and strategic rationale.
▪	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.
▪	Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.
▪	Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.
▪	Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the “ISS Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.
▪	Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Compensation

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.	Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;
2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;
3.	Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);
4.	Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;
5.	Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors is reasonable and does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

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Advisory Votes on Executive Compensation—Management Proposals (Say-on-Pay)

General Recommendation: Vote case-by-case on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

Vote against Advisory Votes on Executive Compensation (Say-on-Pay or “SOP”) if:

▪	There is an unmitigated misalignment between CEO pay and company performance (pay for performance);
▪	The company maintains significant problematic pay practices;
▪	The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote against or withhold from the members of the Compensation Committee and potentially the full board if:

▪	There is no SOP on the ballot, and an against vote on an SOP would otherwise be warranted due to pay-for-performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;
▪	The board fails to respond adequately to a previous SOP proposal that received less than 70 percent support of votes cast;
▪	The company has recently practiced or approved problematic pay practices, such as option repricing or option backdating; or
▪	The situation is egregious.

Primary Evaluation Factors for Executive Pay

Pay-for-Performance Evaluation

ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the S&P1500, Russell 3000, or Russell 3000E Indices8, this analysis considers the following:

1.	Peer Group[9] Alignment:

▪	The degree of alignment between the company’s annualized TSR rank and the CEO’s annualized total pay rank within a peer group, each measured over a three-year period.
▪	The rankings of CEO total pay and company financial performance within a peer group, each measured over a three-year period.
▪	The multiple of the CEO’s total pay relative to the peer group median in the most recent fiscal year.

2.	Absolute Alignment[10] – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

8 The Russell 3000E Index includes approximately 4,000 of the largest U.S. equity securities.

9 The revised peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for certain financial firms), GICS industry group, and company’s selected peers’ GICS industry group, with size constraints, via a process designed to select peers that are comparable to the subject company in terms of revenue/assets and industry, and also within a market-cap bucket that is reflective of the company’s. For Oil, Gas & Consumable Fuels companies, market cap is the only size determinant.

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If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of companies outside the Russell indices, a misalignment between pay and performance is otherwise suggested, our analysis may include any of the following qualitative factors, as relevant to an evaluation of how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:

▪	The ratio of performance- to time-based incentive awards;
▪	The overall ratio of performance-based compensation to fixed or discretionary pay;
▪	The rigor of performance goals;
▪	The complexity and risks around pay program design;
▪	The transparency and clarity of disclosure;
▪	The company’s peer group benchmarking practices;
▪	Financial/operational results, both absolute and relative to peers;
▪	Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e.g., bi-annual awards);
▪	Realizable pay[11] compared to grant pay; and
▪	Any other factors deemed relevant.

Problematic Pay Practices

The focus is on executive compensation practices that contravene the global pay principles, including:

▪	Problematic practices related to non-performance-based compensation elements;
▪	Incentives that may motivate excessive risk-taking or present a windfall risk; and
▪	Pay decisions that circumvent pay-for-performance, such as options backdating or waiving performance requirements.

Problematic Pay Practices related to Non-Performance-Based Compensation Elements

Pay elements that are not directly based on performance are generally evaluated case-by-case considering the context of a company’s overall pay program and demonstrated pay-for-performance philosophy. Please refer to ISS’ U.S. Compensation Policies FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

▪	Repricing or replacing of underwater stock options/SARs without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);
▪	Extraordinary perquisites or tax gross-ups;
▪	New or materially amended agreements that provide for:
▪	Excessive termination or CIC severance payments (generally exceeding 3 times base salary and average/target/most recent bonus);
▪	CIC severance payments without involuntary job loss or substantial diminution of duties (“single” or “modified single” triggers) or in connection with a problematic Good Reason definition;
▪	CIC excise tax gross-up entitlements (including “modified” gross-ups);

10 Only Russell 3000 Index companies are subject to the Absolute Alignment analysis.

11 ISS research reports include realizable pay for S&P1500 companies.

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▪	Multi-year guaranteed awards that are not at risk due to rigorous performance conditions;
▪	Liberal CIC definition combined with any single-trigger CIC benefits;
▪	Insufficient executive compensation disclosure by externally-managed issuers (EMIs) such that a reasonable assessment of pay programs and practices applicable to the EMI’s executives is not possible;
▪	Any other provision or practice deemed to be egregious and present a significant risk to investors.

Compensation Committee Communications and Responsiveness

Consider the following factors case-by-case when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:

▪	Failure to respond to majority-supported shareholder proposals on executive pay topics; or
▪	Failure to adequately respond to the company’s previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:
▪	Disclosure of engagement efforts with major institutional investors, including the frequency and timing of engagements and the company participants (including whether independent directors participated);
▪	Disclosure of the specific concerns voiced by dissenting shareholders that led to the say-on-pay opposition;
▪	Disclosure of specific and meaningful actions taken to address shareholders’ concerns;
▪	Other recent compensation actions taken by the company;
▪	Whether the issues raised are recurring or isolated;
▪	The company’s ownership structure; and
▪	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Equity-Based and Other Incentive Plans

Please refer to ISS’ U.S. Equity Compensation Plans FAQ document for additional details on the Equity Plan Scorecard policy.

General Recommendation: Vote case-by-case on certain equity-based compensation plans[12] depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated using an “Equity Plan Scorecard” (EPSC) approach with three pillars:

▪	Plan Cost: The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:
▪	SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and
▪	SVT based only on new shares requested plus shares remaining for future grants.

▪	Plan Features:

12 Proposals evaluated under the EPSC policy generally include those to approve or amend (1) stock option plans for employees and/or employees and directors, (2) restricted stock plans for employees and/or employees and directors, and (3) omnibus stock incentive plans for employees and/or employees and directors; amended plans will be further evaluated case-by-case.

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▪	Quality of disclosure around vesting upon a change in control (CIC);
▪	Discretionary vesting authority;
▪	Liberal share recycling on various award types;
▪	Lack of minimum vesting period for grants made under the plan;
▪	Dividends payable prior to award vesting.

▪	Grant Practices:
▪	The company’s three-year burn rate relative to its industry/market cap peers;
▪	Vesting requirements in CEO’s recent equity grants (3-year look-back);
▪	The estimated duration of the plan (based on the sum of shares remaining available and the new shares requested, divided by the average annual shares granted in the prior three years);
▪	The proportion of the CEO’s most recent equity grants/awards subject to performance conditions;
▪	Whether the company maintains a sufficient claw-back policy;
▪	Whether the company maintains sufficient post-exercise/vesting share-holding requirements.

Generally vote against the plan proposal if the combination of above factors indicates that the plan is not, overall, in shareholders’ interests, or if any of the following egregious factors (“overriding factors”) apply:

▪	Awards may vest in connection with a liberal change-of-control definition;
▪	The plan would permit repricing or cash buyout of underwater options without shareholder approval (either by expressly permitting it – for NYSE and Nasdaq listed companies – or by not prohibiting it when the company has a history of repricing – for non-listed companies);
▪	The plan is a vehicle for problematic pay practices or a significant pay-for-performance disconnect under certain circumstances;
▪	The plan is excessively dilutive to shareholders’ holdings;
▪	The plan contains an evergreen (automatic share replenishment) feature; or
▪	Any other plan features are determined to have a significant negative impact on shareholder interests.

Social and Environmental Issues

Global Approach

Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short or long term.

General Recommendation: Generally vote case-by-case, examining primarily whether implementation of the proposal is likely to enhance or protect shareholder value. The following factors will be considered:

▪	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;
▪	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;
▪	Whether the proposal’s request is unduly burdensome (scope or timeframe) or overly prescriptive;
▪	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;
▪	Whether there are significant controversies, fines, penalties, or litigation associated with the company’s environmental or social practices;

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▪	If the proposal requests increased disclosure or greater transparency, whether reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and
▪	If the proposal requests increased disclosure or greater transparency, whether implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Climate Change/Greenhouse Gas (GHG) Emissions

General Recommendation: Generally vote for resolutions requesting that a company disclose information on the financial, physical, or regulatory risks it faces related to climate change on its operations and investments or on how the company identifies, measures, and manages such risks, considering:

▪	Whether the company already provides current, publicly-available information on the impact that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;
▪	The company’s level of disclosure compared to industry peers; and
▪	Whether there are significant controversies, fines, penalties, or litigation associated with the company’s climate change-related performance.

Generally vote for proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:

▪	The company already discloses current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;
▪	The company’s level of disclosure is comparable to that of industry peers; and
▪	There are no significant, controversies, fines, penalties, or litigation associated with the company’s GHG emissions.

Vote case-by-case on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:

▪	Whether the company provides disclosure of year-over-year GHG emissions performance data;
▪	Whether company disclosure lags behind industry peers;
▪	The company’s actual GHG emissions performance;
▪	The company’s current GHG emission policies, oversight mechanisms, and related initiatives; and
▪	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions.

Board Diversity

General Recommendation: Generally vote for requests for reports on a company’s efforts to diversify the board, unless:

▪	The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; and
▪	The board already reports on its nominating procedures and gender and racial minority initiatives on the board and within the company.

Vote case-by-case on proposals asking a company to increase the gender and racial minority representation on its board, taking into account:

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▪	The degree of existing gender and racial minority diversity on the company’s board and among its executive officers;
▪	The level of gender and racial minority representation that exists at the company’s industry peers;
▪	The company’s established process for addressing gender and racial minority board representation;
▪	Whether the proposal includes an overly prescriptive request to amend nominating committee charter language;
▪	The independence of the company’s nominating committee;
▪	Whether the company uses an outside search firm to identify potential director nominees; and
▪	Whether the company has had recent controversies, fines, or litigation regarding equal employment practices.

Gender, Race, or Ethnicity Pay Gap

General Recommendation: Generally vote case-by-case on requests for reports on a company’s pay data by gender, race, or ethnicity, or a report on a company’s policies and goals to reduce any gender, race, or ethnicity pay gap, taking into account:

▪	The company’s current policies and disclosure related to both its diversity and inclusion policies and practices and its compensation philosophy on fair and equitable compensation practices;
▪	Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to gender, race, or ethnicity pay gap issues; and
▪	Whether the company’s reporting regarding gender, race, or ethnicity pay gap policies or initiatives is lagging its peers.

Sustainability Reporting

General Recommendation: Generally vote for proposals requesting that a company report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:

▪	The company already discloses similar information through existing reports or policies such as an environment, health, and safety (EHS) report; a comprehensive code of corporate conduct; and/or a diversity report; or
▪	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.

Lobbying

General Recommendation: Vote case-by-case on proposals requesting information on a company’s lobbying (including direct, indirect, and grassroots lobbying) activities, policies, or procedures, considering:

▪	The company’s current disclosure of relevant lobbying policies, and management and board oversight;
▪	The company’s disclosure regarding trade associations or other groups that it supports, or is a member of, that engage in lobbying activities; and
▪	Recent significant controversies, fines, or litigation regarding the company’s lobbying-related activities.

Political Contributions

General Recommendation: Generally vote for proposals requesting greater disclosure of a company’s political contributions and trade association spending policies and activities, considering:

▪	The company’s policies, and management and board oversight related to its direct political contributions and payments to trade associations or other groups that may be used for political purposes;
▪	The company’s disclosure regarding its support of, and participation in, trade associations or other groups that may make political contributions; and
▪	Recent significant controversies, fines, or litigation related to the company’s political contributions or political activities.

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Vote against proposals barring a company from making political contributions. Businesses are affected by legislation at the federal, state, and local level; barring political contributions can put the company at a competitive disadvantage.

Vote against proposals to publish in newspapers and other media a company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

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HSBC Global Asset Management (USA) Inc., Investment Adviser and Administrator of the Funds (“Adviser” or “Administrator”)	Citi Fund Services Ohio, Inc., Sub- Administrator of the Funds (“Citi” or “Sub- Administrator”)

Westfield Capital Management Company, L.P., Subadviser to HSBC Opportunity Fund (“Westfield”)

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS ONLY AUTHORIZED FOR DISTRIBUTION WHEN PRECEDED OR ACCOMPANIED BY THE PROSPECTUS FOR THE FUND DATED FEBRUARY 28, 2022 (the “Prospectus”). This Statement of Additional Information (“SAI”) contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Prospectus and SAI may be obtained without charge by writing or calling the HSBC Funds (the “Trust”) at the address and telephone number printed above.

References in this SAI to the “Prospectus” are to the Prospectus dated February 28, 2022 of the Trust by which shares of the funds listed above (the “Funds”) are being offered. Unless the context otherwise requires, terms defined in the Prospectus have the same meaning in this SAI as in the Prospectus.

Each Fund’s current audited financial statements (and the audited financial statements of the corresponding portfolio, for HSBC Opportunity Fund) dated October 31, 2021, are incorporated herein by reference from the Annual Report of the Funds dated October 31, 2021, as filed with the Securities and Exchange Commission (the “SEC”). Copies of this Annual Report may be obtained without charge by writing or calling the Trust at the address and telephone number printed above.

February 28, 2022

Board Composition and Leadership Structure	38
Board’s Role in Risk Oversight of the Trust	38
Qualifications of the Trustees	39
Committees	42
Fund Ownership	43
Trustee and Officer Compensation	44
Proxy Voting	44

INVESTMENT ADVISORY AND OTHER SERVICES	45

Investment Adviser	45
Subadviser	46
Portfolio Managers	47
Distribution Plans - Class A and Class C Shares Only	49
The Distributor	50
Payments to Financial Intermediaries	51
Shareholder Services Plan and Shareholder Servicing Agents	53
Administrator and Sub-Administrator	54
Transfer Agent	55
Custodian	55
Fund Accounting Agent	56
Federal Banking Law	56
Expenses	56

DETERMINATION OF NET ASSET VALUE	56

PURCHASE OF SHARES	61

Exchange Privilege	62
In-Kind Purchases	63
Automatic Investment Plan	63
Purchases Through a Shareholder Servicing Agent or a Securities Broker	63

SALES CHARGES	64

Class A Shares	64
Sales Charge Waivers	64
Concurrent Purchases	65
Letter of Intent	65
Right of Accumulation	66
Conversion Feature - Class C Shares of the Opportunity Fund	66
Level Load Alternative - Class C Shares of the Opportunity Fund	66

REDEMPTION OF SHARES	66

Systematic Withdrawal Plan	67
Redemption of Shares Purchased Directly Through the Funds	68

RETIREMENT PLANS	68

Individual Retirement Accounts (“IRAs”)	68
Defined Contribution Plans	69
Section 457 Plan, 401(k) Plan, 403(b) Plan	69

DIVIDENDS AND DISTRIBUTIONS	69

DESCRIPTION OF SHARES, VOTING RIGHTS, AND LIABILITIES	69

OWNERSHIP OF THE FUNDS	71

TAXATION	72

Tax Status of the Funds	72
The Portfolio	73
Distributions in General	73
Sale, Exchange, or Redemption of Shares	74
Backup Withholding	75
Other Taxation	75
Foreign Shareholders	75
Fund Investments	76
Foreign Tax Issues	77

OTHER INFORMATION	79

Capitalization	79
Independent Registered Public Accounting Firm	79
Counsel	79
Code of Ethics	80
Registration Statement	80
Financial Statements	80
Shareholder Inquiries	80

APPENDIX A: DESCRIPTION OF SECURITIES RATINGS	A-1

APPENDIX B: ISS PROXY VOTING GUIDELINES	B-1

GENERAL INFORMATION

THE FUNDS

The HSBC Opportunity Fund (“Opportunity Fund”) and HSBC Opportunity Fund (Class I Shares) (“Opportunity Fund (Class I)”) are series of the Trust, an open-end, management investment company that currently consists of multiple series, each of which has its own distinct investment objectives and policies. Each Fund is “diversified” within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) and is described in this SAI. The Trust also includes certain money market funds (“Money Market Funds”) that are covered in a separate SAI.

The Opportunity Fund and Opportunity Fund (Class I), which are separate series of the Trust, are feeder funds (each, a “Feeder Fund” and, together, the “Feeder Funds,”) in a master/feeder arrangement whereby the Feeder Funds seek to achieve their investment objectives by investing all of their assets in the HSBC Opportunity Portfolio (the “Portfolio” or “Opportunity Portfolio”), a separate series of the Trust, which has the same investment objective as the Feeder Funds, as indicated below:

Feeder Fund	Classes Offered	Underlying Portfolio (“Master Portfolio”)
Opportunity Fund Opportunity Fund (Class I)	Class A and C Class I	Opportunity Portfolio

With respect to the Feeder Funds, the descriptions of the Funds in this SAI are inclusive of the Portfolio in which the Funds invest. Shares of the Opportunity Fund are divided into two separate classes: Class A Shares (the “Class A Shares”) and Class C Shares (the “Class C Shares”). The Opportunity Fund (Class I) only offers Class I Shares (the “Class I Shares”), which are offered to investment management clients of the Adviser and its affiliates, or to investors that meet certain minimum investment requirements.

Shares of the Funds are continuously offered by the Distributor (as defined below). Certain share classes are subject to investment minimums. See the Prospectus and “Purchase of Shares” and “Sales Charges” in this SAI for information about the various classes and eligibility to invest therein. See “Description Of Shares, Voting Rights, and Liabilities – The Trust,” and “Other Information – Capitalization” in this SAI for more information about the Trust.

Although the Funds will invest primarily in common stocks, the Funds may, to a limited extent, seek appreciation in other types of securities when relative values make such purchases appear attractive either as individual issues or as types of securities in certain economic environments.

When Westfield, the subadviser to the Funds, believes that investing for temporary defensive reasons is appropriate, such as during times of international, political or economic uncertainty or turmoil, or in order to meet anticipated redemption requests, part or all of a Fund’s assets may be invested in cash (including foreign currency) or cash equivalent short-term obligations including, but not limited to, certificates of deposit, commercial paper, short-term notes and U.S. Government securities. U.S. Government securities in which the Funds may invest include: (i) U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance, including: U.S. Treasury bills (maturities of one year or less); U.S. Treasury notes (maturities of one to ten years); and U.S. Treasury bonds (generally maturities of greater than ten years), all of which are backed by the full faith and credit of the U.S. Government; and (ii) obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities, some of which are backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association), some of which are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of Federal Home Loan Banks) and some of which are backed only by the credit of the issuer itself (e.g., obligations of the Federal Farm Credit Bank). Each Fund’s investment objective may not be achieved when it is invested in a temporary defensive position.

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

The following information supplements the discussion of the investment objective, policies, and risks of each Fund in the Prospectus. There can be no assurance that the investment objective of a Fund will be achieved. Except as otherwise indicated, the investment objective and related policies and strategies of a Fund are not fundamental and may be changed by the Board of Trustees of the Trust (the “Board”) without the approval of Fund shareholders. Shareholders will be given advance notice of material changes to a Fund’s investment objective or other non-fundamental investment policies. If there is a change, shareholders should consider whether a Fund remains an appropriate investment in light of their then-current financial position and needs.

With respect to the Feeder Funds, it should be understood that all discussions of investment objectives, strategies and risks of a Feeder Fund refer also to the investment objectives, strategies and risks of the Portfolio.

The Trust, on behalf of the Funds, has claimed an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and, therefore, is not subject to registration or regulation as a CPO under the CEA.  The Adviser is not deemed to be a CPO with respect to its service as investment adviser to the Funds.  To the extent that the Trust, on behalf of the Funds, is no longer eligible to claim an exclusion from Commodity Futures Trading Commission (“CFTC”) regulation, the Funds may consider steps in order to continue to qualify for this exclusion or may determine to operate subject to CFTC regulation.  If a Fund operates subject to CFTC regulation, it may incur additional compliance and other expenses.

For purposes of this SAI, references to each Fund’s subadviser (the “Subadviser”), as applicable, should be understood as referring to the Subadviser.

INVESTMENT TECHNIQUES AND RISKS

Each Fund invests in a variety of securities in accordance with its investment objectives and policies (as described in the Prospectus and above in this SAI) and employs a number of investment techniques. Each type of security and technique involves certain risks. The following is an alphabetical list of the investment techniques used by the Funds as indicated in the table and the main risks associated with those techniques. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

References to investment techniques employed by either the Opportunity Fund or Opportunity Fund (Class I) refer to the techniques employed by the Portfolio, and references to the Opportunity Fund includes Opportunity Fund (Class I). References to the Adviser should be understood as referring jointly to the Adviser and the relevant Subadviser.

AMERICAN DEPOSITARY RECEIPTS

The Funds may invest in ADRs. ADRs are certificates issued by a U.S. depository (usually a bank) and represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depository that has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositories. Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The depository of an unsponsored ADR, on the other hand, is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. A Fund may invest in either type of ADR.

Although a U.S. investor (such as a Fund) holds a substitute receipt of ownership rather than direct stock certificates, the use of the depositary receipts in the United States can reduce costs and delays as well as potential currency exchange and other difficulties. The Funds may purchase securities in local markets and direct delivery of these ordinary shares to the local depository of an ADR agent bank in the foreign country. Simultaneously, the ADR agents create a certificate that settles at the Funds’ custodian in five days. The Funds may also execute trades on the U.S. markets using existing ADRs. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly, the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security. ADRs may also be subject to exchange rate risks if the underlying foreign securities are denominated in foreign currency. In addition, ADRs may be less liquid than the underlying shares in their foreign trading market. Other types of depositary receipts are discussed under “Other Depositary Receipts” in this section.

ASSET-BACKED SECURITIES

The Funds may invest in asset-backed securities. Through the use of trusts and special purpose subsidiaries, various types of assets, including auto loans, credit card receivables, home equity loans, and student loans, are being securitized in pass-through structures similar to the mortgage pass-through structures described below or in a pass-through structure similar to the collateralized mortgage structure.

Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. Accordingly, the Funds’ ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. To the extent that the Funds invest in asset-backed securities, the values of the Funds’ portfolio securities will vary with changes in market interest rates generally and the differentials in yields among various kinds of asset-backed securities.

Asset-backed securities present certain additional risks because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, if the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Funds will be unable to possess and sell the underlying collateral and that the Funds’ recoveries on repossessed collateral may not be available to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee. However, the Funds are subject to the credit risk of the person or entities providing the credit enhancements.

CASH SWEEP PROGRAM

Each Fund may participate in a cash sweep program (the “Cash Sweep Program”). In the Cash Sweep Program, a Fund’s uninvested cash balances are used to purchase Class I Shares of the HSBC U.S. Government Money Market Fund (the “U.S. Government Money Market Fund”). The Cash Sweep Program can reduce exposure to the risk of counterparty default on repurchase agreements and the market risk associated with direct purchases of short-term obligations, while providing ready liquidity and increased diversity of holdings. Class I Shares of the U.S. Government Money Market Fund sold to and redeemed from a Fund will not be subject to a sales charge, as defined in rule 2341(b)(8) of the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), or service fee, as defined in rule 2341(b)(9) of the Conduct Rules of FINRA, in connection with the purchase, sale, or redemption of such shares by a Fund, or the advisory fee for the investing Fund will be waived in an amount that offsets the amount of such sales charges and/or service fees incurred by that Fund. More detailed information about the U.S. Government Money Market Fund and money market funds in general may be found in the current Prospectus and the separate SAI that includes the various HSBC Money Market Funds and under “MONEY MARKET INSTRUMENTS” in this section.

CONVERTIBLE SECURITIES

The Funds may invest in securities that are convertible into common stock. Convertible bonds are issued with lower coupons than non-convertible bonds of the same quality and maturity, but they give holders the option to exchange their bonds for a specific number of shares of the company’s common stock at a predetermined price. This structure allows the convertible bond holder to participate in share price movements in the company’s common stock. The actual return on a convertible bond may exceed its stated yield if the company’s common stock appreciates in value, and the option to convert to common shares becomes more valuable. Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. See “Equity Securities” in this section.

Convertible preferred stocks are non-voting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds; however, they do not have a maturity date. Due to their fixed income features, convertible issues typically are more sensitive to interest rate changes than the underlying common stock. In the event of liquidation, bondholders would have claims on company assets senior to those of stockholders; preferred stockholders would have claims senior to those of common stockholders.

A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock or would sell the convertible security to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

Contingent convertible bonds (“CoCo bonds”) are hybrid bonds typically issued by banks. When the issuer’s capital ratio falls below a specified trigger level, or in a regulator’s discretion depending on the regulator’s judgment about the issuer’s solvency prospects, a CoCo bond may be written down, written off or converted into an equity security. Due to the contingent write-down, write-off and conversion feature, CoCo bonds may have substantially greater risk than other securities in times of financial stress. If the trigger level is breached, the issuer’s decision to write down, write off or convert a CoCo bond may be outside a Fund’s control. Any such action could have an adverse effect on the Fund’s returns, and the Fund may suffer a complete loss on an investment in CoCo bonds with no chance of recovery even if the issuer remains in existence.

In addition, coupon payments on CoCo bonds are discretionary and may be cancelled by the issuer at any point, for any reason, and for any length of time. The discretionary cancellation of payments is not an event of default and there are no remedies to require re-instatement of coupon payments or payment of any past missed payments. Coupon payments may also be subject to approval by the issuer’s regulator and may be suspended in the event there are insufficient distributable reserves. Due to uncertainty surrounding coupon payments, CoCo bonds may be volatile and their price may decline rapidly in the event that coupon payments are suspended.

CoCo bonds typically are structurally subordinated to traditional convertible bonds in the issuer’s capital structure. In certain scenarios, investors in CoCo bonds may suffer a loss of capital ahead of equity holders or when equity holders do not. CoCo bonds are perpetual instruments and may only be callable at predetermined dates upon approval of the applicable regulatory authority. There is no guarantee that a Fund will receive return of principal on CoCo bonds. Moreover, CoCo bonds are a newer form of instrument and the regulatory environment for these instruments continues to evolve. Because the market for CoCo bonds is evolving, it is uncertain how the larger market for contingent convertible securities would react to an issuer’s capital ratio falling below a specific trigger level or a coupon suspension applicable to a single issuer.

CYBER SECURITY RISK

The Funds face greater risks of cyber security breaches because of the broad use of technology such as computer systems and the internet that has developed in the course of business. In general, cyber-attacks result from deliberate attacks but other events may have effects similar to those caused by cyber-attacks. Cyber-attacks include, among others, stealing, destroying or corrupting data that is maintained online or digitally, denial-of-service attacks on websites, and the unauthorized release of confidential information. Cyber-attacks affecting a Fund or its investment adviser, subadviser, custodian, transfer agent, intermediary or other third-party service provider may adversely impact the Fund. These cyber-attacks have the ability to cause disruptions and impact business operations, to result in financial losses, to prevent shareholders from transacting business, and to lead to violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. Similar to operational risk in general, the Funds and their investment adviser have instituted risk management systems designed to minimize the risks associated with cyber security. However, it is not certain that these systems will succeed, especially because the Funds do not directly control the cyber security systems of the service providers to the Funds, their trading counterparties, or the issuers in which a Fund may invest. Moreover, there is a risk that the cyber-attacks will not be detected.

EMERGING MARKETS

The Funds may invest in emerging markets to the extent set forth in the Prospectus or in other sections of this SAI, and these investments present greater risk than investing in foreign issuers in general.

A number of emerging markets restrict foreign investment in domestic securities. Repatriation of investment income, capital, and the proceeds of securities sales by foreign investors may require governmental registration and/or approval in some emerging market countries, which may make it difficult for the Funds to invest in such emerging markets countries. The Funds could be adversely affected by delays in, or a refusal to grant, and required governmental approval for such repatriation. In addition, a number of the currencies of developing countries have experienced significant declines against the U.S. dollar in the past, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is the risk that a future economic or political crisis could lead to price controls, exchange controls (including repatriation restrictions), tariffs and/or trade embargoes, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which could have a detrimental effect on a Fund’s investments. To the extent that an emerging country cannot generate a trade surplus, it must depend on continuing loans from foreign governments, multilateral organizations or private commercial banks, aid payments from foreign governments and on inflows of foreign investment. The access of emerging countries to these forms of external funding may not be certain, and a withdrawal of external funding could adversely affect the capacity of emerging country governmental entities to make payments on their obligations. In addition, the cost of servicing emerging country debt obligations can be affected by a change in international interest rates because the majority of these obligations carry interest rates that are adjusted periodically based upon international rates.

Investing in many former communist or socialist countries involves the additional risk that the government or other executive or legislative bodies may decide not to continue to support the economic reform programs and could follow radically different political and/or economic policies to the detriment of investors, including non-market oriented policies such as the support of certain industries at the expense of other sectors or a return to a completely centrally planned economy. It is possible, particularly in markets in emerging market countries, that purported securities in which the Funds invest may subsequently be found to be fraudulent and as a consequence the Funds could suffer losses.

Additional risk factors include, but are not limited to, the following: varying custody, brokerage and settlement practices; difficulty in valuation and pricing; less public information about issuers of non-U.S. securities; less governmental regulation and supervision over the issuance and trading of securities; the unavailability of financial information regarding the non-U.S. issuer or the difficulty of interpreting financial information prepared under non-U.S. accounting standards; the imposition of withholding and other taxes; adverse political, social or diplomatic developments limitations on the movement of funds or other assets of an investor between different countries; difficulties in invoking the legal process outside the United States and enforcing contractual obligations; and the difficulty of assessing economic trends in non-U.S. countries. Investment in non-U.S. countries also involves higher brokerage and custodian expenses than does investment in U.S. securities traded on a U.S. securities exchange or market. The occurrence of adverse events affecting one particular emerging market country or region could have more widespread effect and adversely impact the global trading market for emerging market instruments. Many of the laws that govern private and foreign investment, securities transactions and other contractual relationships in certain emerging market countries, are relatively new and largely untested. As a result, an investor may be subject to a number of unusual risks, including inadequate investor protection, contradictory legislation, incomplete, unclear and changing local and state laws, disregard of regulations on the part of other market participants, lack of established or effective avenues for legal redress, absence of standard practices and confidentiality customs characteristic of more developed markets and lack of consistent enforcement of existing regulations. Furthermore, it may be difficult to obtain and/or enforce a judgment in certain countries in which assets of an investor are invested. There can be no assurance that this difficulty in protecting and enforcing rights will not have a material adverse effect on an investor (such as a Fund) and its investments.

The term “emerging markets” includes any country: (i) having an “emerging stock market” as defined by the International Finance Corporation; (ii) with low- to middle-income economies according to the International Bank for Reconstruction and Development (the “World Bank”); or (iii) determined by the Adviser to be an emerging market as described above. The Adviser may consider a country to be an emerging markets country if it has characteristics similar to those of a country identified in (i) or (ii) above, such as similar political or economic instability or immature financial or capital markets. Currently, these countries generally include every country in the world except Andorra, Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Lichtenstein, Luxembourg, Monaco, the Netherlands, New Zealand, Norway, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland, the United Kingdom and the United States.

Company Debt. Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the partial or complete ownership or control of many companies, including some of the largest in any given country. As a result, government actions in the future could have a significant effect on economic conditions in emerging markets, which in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities held by a Fund. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments have occurred frequently over the history of certain emerging markets and could adversely affect the Funds’ assets should these conditions recur.

Sovereign Debt and Supranational Debt Obligations. The Funds may invest in sovereign and supranational debt obligations. Investments in sovereign and supranational debt obligations issued or guaranteed by foreign governments, agencies, and supranational entities (“sovereign debt obligations”) can involve a high degree of risk. The issuers of the sovereign debt securities in which the Funds may invest have in the past experienced substantial difficulties in servicing their external debt obligations, which have led to defaults on certain obligations and the restructuring of certain indebtedness. The governmental entity that controls the repayment of sovereign debt obligations may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest averages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt obligations. Holders of sovereign debt obligations (including a Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt obligations on which governmental entities have defaulted may be collected in whole or in part.

The total public debt of governments as a percentage of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn. Although high levels of debt do not necessarily indicate or cause economic problems, high levels of debt may create certain systemic risks if sound debt management practices are not implemented. A high national debt level may increase market pressures to meet government funding needs, which may increase borrowing costs and cause a government to issue additional debt, thereby increasing the risk of refinancing. A high national debt also raises concerns that a government may be unable or unwilling to repay the principal or interest on its debt. Unsustainable debt levels can decline the valuation of currencies and can prevent a government from implementing effective counter-cyclical fiscal policy during economic downturns.

Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Certain emerging market governmental issuers have not been able to make payments of interest on or principal of debt obligations as those payments have come due. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of those issuers.

The ability of emerging market governmental issuers to make timely payments on their obligations is likely to be influenced strongly by the issuer’s balance of payments, including export performance, and its access to international credits and investments. An emerging market whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of those commodities. Increased protectionism on the part of an emerging market’s trading partners could also adversely affect the country’s exports and tarnish its trade account surplus, if any. To the extent that emerging markets receive payment for their exports in currencies other than U.S. dollars or non-emerging market currencies, their ability to make debt payments denominated in U.S. dollars or non-emerging market currencies could be affected.

Another factor bearing on the ability of emerging market countries to repay debt obligations is the level of international reserves of the country. Fluctuations in the level of these reserves affect the amount of foreign exchange readily available for external debt payments and thus could have a bearing on the capacity of emerging market countries to make payments on these debt obligations.

Liquidity, Trading Volume, and Regulatory Oversight. The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States. The lack of liquidity could have an adverse effect on the value of a Fund’s holdings, and on a Fund’s ability to dispose of such holdings in response to a specific adverse economic event, such as the deterioration in credit worthiness of a particular debtor. Some of the securities of countries that may be selected by the Adviser for purchase or sale by a Fund may have insufficient market liquidity to allow the relevant Fund to purchase such securities in such amounts or at such prices as the Adviser may deem reasonable for investment under such strategy and/or there may not be a readily available means by which the Fund can gain exposure to such country’s securities markets. Foreign investors in emerging markets may be limited in their ability to invest in certain industries. In addition, there is often a limit on total foreign holdings. To the extent that the ceiling has been reached in that industry, further investment by foreign investors may not be permitted. Accordingly, the ability of a Fund to invest in certain companies may be restricted, and there can be no assurance that additional restrictions on investments permissible for foreign investors will not be imposed in the future.

The limited size of many emerging market securities markets and limited trading volume in the securities of emerging market issuers compared to the volume of trading in the securities of U.S. issuers could cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors’ perceptions, whether or not based on in-depth fundamental analysis, may decrease the value and liquidity of portfolio securities.

Disclosure and regulatory standards in emerging markets are in many respects less stringent than U.S. standards. Issuers in lesser developed and emerging markets are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of such an issuer may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. There is substantially less publicly available information about such issuers than there is about U.S. issuers. In addition, such issuers may not be subject to regulations similar to the U.S. Sarbanes-Oxley Act of 2002, which imposes many restrictions and mandates on the activities of companies. There is less regulation and monitoring by regulators of lesser developed and emerging market securities markets and the activities of investors, brokers and other participants than in the United States. Regulators also may not have sufficient access to adequately audit and oversee issuers. For example, the Public Company Accounting Oversight Board (“PCAOB”) is responsible for inspecting and auditing the accounting practices of US-listed companies regardless of the issuer’s domicile. However, certain emerging markets countries, including China, do not provide sufficient access to the PCAOB to conduct its inspections and audits. Moreover, issuers of securities in lesser developed and emerging markets are not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, tender offer regulation, shareholder proxy requirements and the timely disclosure of information.

Default, Legal Recourse. The Funds may have limited legal recourse in the event of a default with respect to certain debt obligations it may hold. If the issuer of a fixed income security owned by a Fund defaults, the Fund may incur additional expenses to seek recovery. Debt obligations issued by emerging market governments differ from debt obligations of private entities; remedies from defaults on debt obligations issued by emerging market governments, unlike those on private debt, must be pursued in the courts of the defaulting party itself. A Fund’s ability to enforce its rights against private issuers may be limited. The ability to attach assets to enforce a judgment may be limited. Legal recourse is therefore somewhat diminished. Bankruptcy, moratorium and other similar laws applicable to private issuers of debt obligations may be substantially different from those of other countries. Moreover, if a Fund obtains a judgment in a U.S. court, it may be difficult to enforce such judgment in the emerging market because the emerging market may not be a party to any international treaty with respect to the recognition or enforcement of foreign judgments. Provisions of emerging markets laws regulate the enforcement of foreign judgments and such laws may contain broad exceptions and involve long delays in obtaining a judgment. For example, an emerging markets court may not enforce any foreign judgment if it viewed the amount of damages awarded as excessive or inconsistent with practice in that country. A party seeking to enforce a foreign judgment in an emerging market may also be required to obtain approval from the central bank of that emerging market to execute such judgment or to repatriate any amount recovered outside of the emerging market. The political context, expressed as an emerging market governmental issuer’s willingness to meet the terms of the debt obligation, for example, is of considerable importance. In addition, no assurance can be given that the holders of commercial bank debt may not contest payments to the holders of debt obligations in the event of default under commercial bank loan agreements.

Certain Risks of Holding Assets Outside the United States. A Fund generally holds its non-U.S. securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business, and therefore expose a Fund to additional risks. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in higher operating expenses for the Fund as compared to funds that invest only in the United States.

Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments. At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for a Fund to carry out transactions. If a Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security subsequently declines or, if it has contracted to sell the security to another party, the Fund could be liable for any losses incurred.

Inflation. Many emerging markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, wage and price controls have been imposed in certain countries. Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.

Withholding. Income from securities held by a Fund could be reduced by a withholding tax on the source or other taxes imposed by the emerging market countries in which the Fund makes its investments. A Fund’s NAV may also be affected by changes in the rates or methods of taxation applicable to the Fund or to entities in which the Fund has invested.

Foreign Currencies. A Fund’s investments in emerging markets securities involve risks relating to currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the foreign currencies in which the Fund’s portfolio securities are denominated, and costs associated with conversion of investment principal and income from one currency into another. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, there is risk that certain emerging market countries may restrict the free conversion of their currencies into other currencies. Further, certain emerging market currencies may not be internationally traded. Certain of these currencies have experienced a steep devaluation relative to the U.S. dollar. Any devaluations in the currencies in which a Fund’s portfolio securities are denominated may have a detrimental impact on the Fund’s NAV.

EQUITY SECURITIES

The Funds may invest in equity securities including common stock, preferred stock, warrants or rights to subscribe to common stock and, in general, any security that is convertible into or exchangeable for common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Rights represent a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is offered to the public. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of that Fund to fluctuate.

Common stock generally takes the form of shares in a corporation. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value also may fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock also may be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects.

Investments in small companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth or experience of management. These companies may be in the developmental stage or may be older companies undergoing significant changes. As a result, the prices of small-cap companies may rise and fall more sharply. The securities of small companies are often traded over-the-counter, and may not be traded in volumes typical of securities traded on a national securities exchange. Consequently, the securities of small companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Securities of companies considered to be growth investments may have rapid price swings in the event of earnings disappointments or during periods of market, political, regulatory and economic uncertainty. Securities of companies considered to be value investments can continue to be undervalued for long periods of time and not realize their expected value.

EXCHANGE TRADED FUNDS

Exchange traded funds (“ETFs”) are investment companies that are bought and sold on a securities exchange. An ETF generally represents a portfolio of securities designed to track a particular market segment or index. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting an opportunity to purchase securities directly. An investment in an ETF, like one in any investment company, carries the same risks as those of its underlying securities. An ETF may fail to accurately track the returns of the market segment or index that it is designed to track, and the price of an ETF’s shares may fluctuate or lose money. In addition, because they, unlike other investment companies, are traded on an exchange, ETFs are subject to the following risks: (i) the market price of the ETF’s shares may trade at a premium or discount to the ETF’s NAV; (ii) an active trading market for an ETF may not develop or be maintained; and (iii) there is no assurance that the requirements of the exchange necessary to maintain the listing of the ETF will continue to be met or remain unchanged. In the event substantial market or other disruptions affecting ETFs should occur in the future, the liquidity and value of a Fund’s shares could also be substantially and adversely affected. See also “Investment Company Securities” below.

FIXED INCOME INSTRUMENTS

The Funds may invest in fixed income securities. To the extent a Fund invests in fixed income instruments, the value of the Fund’s investment may change as prevailing interest rates fluctuate. When interest rates decline, the value of fixed income securities can be expected to rise. Interest rates in the United States are currently at historically low levels, but are expected to increase in the future. Certain countries (such as countries in Europe and Japan) have already experienced negative interest rate environments, which may continue for the foreseeable future.

Conversely, when interest rates rise, the value of fixed income securities can be expected to decline. A Fund’s investments in fixed income securities with longer terms to maturity or greater duration are subject to greater volatility than shorter-term obligations. Fluctuations in interest rates may affect the yield, volatility, liquidity and value of investments in income-producing or fixed income securities. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflationary or deflationary pressures, changing inflation or real growth rates, general market and economic conditions, etc.). The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments.

Outflows in the fixed income market could impose difficulties on dealers because the recent increase of assets in bond mutual funds and ETFs has not been matched with a proportionate increase in dealer capacity. As such, dealer inventories appear to be at an all-time low, relative to the market size. This reduction in market-making capacity by dealers has the potential to decrease liquidity and increase volatility in fixed income markets.

After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. A security that has had its rating downgraded or revoked may be subject to greater risk to principal and income, and often involve greater volatility of price, than securities in the higher rating categories. Such securities are also subject to greater credit risks (including, without limitation, the possibility of default by or bankruptcy of the issuers of such securities) than securities in higher rating categories.

FOREIGN CURRENCY EXCHANGE-RELATED SECURITIES

The Funds may invest in foreign currency exchange-related securities.

Foreign Currency Warrants. Foreign currency warrants such as Currency Exchange Warrants (SM) (“CEWs”(SM)), are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk that, from the point of view of prospective purchasers of the securities, is inherent in the international fixed income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the Euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required to either sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants) and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants. Warrants are generally unaccrued obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (the “OCC”). Unlike foreign currency options issued by the OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to complex political or economic factors.

Principal Exchange Rate Linked Securities. Principal exchange rate linked securities (“PERLs”(SM)) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on “standard” PERLs is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” PERLs are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). PERLs may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance Indexed Paper. Performance indexed paper (“PIPs”(SM)) is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on PIPs is established at maturity as a function of the spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

FOREIGN SECURITIES

The Funds may invest in foreign securities. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign securities, including those of emerging market issuers, are subject to additional risks, including international trade, social, political and regulatory risks. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations (including repatriation restrictions), tariffs and/or trade embargoes, expropriation or confiscatory taxation, other taxes imposed by the foreign country on a Fund’s earnings, assets, or transactions, limitation on the removal of cash or other assets of a Fund, political or financial instability, the imposition of economic sanctions, or diplomatic and other developments which could affect such investments. A Fund may determine not to invest in, or may limit its overall investment in, a particular issuer, country, or geographic region due to, among other things, heightened risks regarding repatriation restrictions, confiscation of assets and property, expropriation or nationalization. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Changes in foreign exchange rates will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. The currency in which a Fund’s assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Furthermore, dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

Additional costs associated with an investment in foreign securities may include higher custodial fees than those that apply to domestic custodial arrangements, and transaction costs of foreign currency conversions. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries.

Euro-Related Risks. In the past, economic crises have brought several small economies in Europe to the brink of bankruptcy and many other economies into recession and weakened the banking and financial sectors of many European countries. In addition, due to large public deficits, some European countries may be dependent on assistance from other European governments and institutions or multilateral agencies and offices. Assistance may be dependent on a country’s implementation of reforms or reaching a certain level of performance. Failure to reach those objectives or an insufficient level of assistance could result in a deep economic downturn that could significantly affect the value of a Fund’s European investments. The Economic and Monetary Union of the European Union (“EMU”) is comprised of the European Union members that have adopted the euro currency. By adopting the euro as its currency, a member state relinquishes control of its own monetary policies. As a result, European countries are significantly affected by fiscal and monetary controls implemented by the EMU. The euro currency may not fully reflect the strengths and weaknesses of the various economies that comprise the EMU and Europe generally. It is possible that EMU member countries could abandon the euro and return to a national currency and/or that the euro will cease to exist as a single currency in its current form. The effects of such an abandonment or a country’s forced expulsion from the euro on that country, the rest of the EMU, and global markets are impossible to predict, but are likely to be negative.

In a June 2016 referendum, citizens of the United Kingdom voted to leave the EU. In March 2017, the United Kingdom formally notified the European Council of its intention to withdraw from the EU (commonly known as “Brexit”) by invoking Article 50 of the Treaty on European Union, which triggered a two-year period of negotiations on the terms of Brexit. Brexit has resulted in volatility in European and global markets may also lead to weakening in political, regulatory, consumer, corporate and financial confidence in the markets of the United Kingdom and throughout Europe. The longer term economic, legal, political, regulatory social framework to be put in place between the United Kingdom and the EU remains unclear and may lead to ongoing political, regulatory and economic uncertainty and periods of exacerbated volatility in both the United Kingdom and in wider European markets for some time. Additionally, the decision made in the British referendum may lead to a call for similar referenda in other European jurisdictions, which may cause increased economic volatility in European and global markets. This mid-to long-term uncertainty may have an adverse effect on the economy generally and on the value of a Fund’s investments. This may be due to, among other things: fluctuations in asset values and exchange rates; increased illiquidity of investments located, traded or listed within the United Kingdom, the EU or elsewhere; changes in the willingness or ability of counterparties to enter into transactions at the price and terms on which a Fund is prepared to transact; and/or changes in legal and regulatory regimes to which certain of the Fund’s assets are or become subject. Fluctuations in the value of the British Pound and/or the Euro against other currencies, along with the potential downgrading of the United Kingdom’s sovereign credit rating, may also have an impact on the performance of a Fund’s assets or investments economically tied to the United Kingdom or Europe.

The effects of Brexit will depend, in part, on agreements the United Kingdom negotiates to retain access to EU markets including, but not limited to, trade and finance agreements. Brexit could lead to legal and tax uncertainty and potentially divergent national laws and regulations as the United Kingdom determines which EU laws to replace or replicate. The extent of the impact of the withdrawal in the United Kingdom and in global markets as well as any associated adverse consequences remain unclear, and the uncertainty may have a significant negative effect on the value of a Fund’s investments. While certain measures are being proposed and/or will be introduced, at the EU level or at the member state level, which are designed to minimize disruption in the financial markets, it is not currently possible to determine whether such measures would achieve their intended effects.

On January 31, 2020, the United Kingdom withdrew from the EU. The EU-UK Trade and Cooperation Agreement (“TCA”), an agreement on the terms governing certain aspects of the EU-UK trade relationship, took effect in 2021. However, many aspects of the UK-EU trade relationship remain subject to further negotiation. Due to political uncertainty, it is not possible to anticipate the form or nature of the future trading relationship between the UK and the EU.

Asia (including the Middle East) Related Risks. Many Asian countries are considered emerging or frontier markets, and these markets can be less economically and politically stable than developed markets such as the United States. The Asian region may be adversely affected by social, political, economic and regulatory developments, including long-running border and diplomatic disputes with neighboring countries or the international community. For example, the Asian region, and particularly China and South Korea, may be adversely affected by the social, political, economic and regulatory developments in North Korea and its relationship to the international community, including the United States. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors, including Vietnam and Japan, and historically challenging relations with Japan could adversely impact economies in the region. Other potential sources of unrest include nuclear arms threats between India and Pakistan and separatist, ethnic and sectarian violence occurring in Indonesia and the Middle East. Such unrest would likely have a negative impact on the economies and securities markets in this region. Moreover, the Asian region has historically been prone to natural disasters, which have in the past, and may continue to, negatively impact the economy of a country in the Asian region.

In addition, the Portfolio may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (“VIEs”). Because of Chinese governmental restrictions on non-Chinese ownership of companies in certain industries, certain Chinese companies have used VIEs to facilitate foreign investment without distributing direct ownership of companies based or operated in China. In such cases, the Chinese operating company establishes an offshore company, and the offshore company enters into contractual arrangements with the Chinese company, which are intended to give the offshore company the ability to exercise power over and obtain economic rights from the Chinese company. Shares of the offshore company are, in turn, listed and traded on exchanges outside of China. Although VIEs are a longstanding industry practice and well known to officials and regulators in China, VIEs are not formally recognized under Chinese law. There is a risk that China may cease to tolerate VIEs at any time or impose restrictions on the structure. Investments involving a VIE may also pose additional risks because such investments are made through a company whose interests in the underlying Chinese company are established through contract rather than through equity ownership.

The economies of many Asian countries differ from the economies of more developed countries in numerous respects, such as, financial system stability, rate of growth, inflation, capital reinvestment, resource self-sufficiency, the national balance of payments, sensitivity to global trade, and with respect to many countries within the Middle East, the sensitivity to the price of oil. Some Asian countries are highly dependent upon and may be affected by developments in other Asian countries, the United States and Europe as a result of their dependency on international trade. Changes in diplomatic relations, trade barriers or global export flows may have a significant impact on a particular Asian country or on the region as a whole. For example, the imposition of tariffs or other trade barriers by the United States or foreign governments on exports from China could adversely impact economies in China and the surrounding region.

There may be less publicly available information about companies in many Asian countries. In addition, some Asian securities are not rated by rating agencies like S&P, Moody’s, or Fitch; or if they rated, they may be rated below investment grade (referred to as “junk bonds,” which are typically speculative securities, and include unrated securities, regardless of quality), which may have a greater risk of default.

Moreover, the stock exchanges and financial and securities industries in many Asian countries do not generally have the level of government and regulatory oversight as in the United States or Europe. Financial intermediaries in countries in this region may not operate or perform as well as their counterparts in more developed securities capital markets. The auditing and reporting standards in some Asian emerging market countries also may not yield the same degree of shareholder protection or information to investors as those of developed countries. Specifically, the valuation of assets, depreciation, exchange differences, deferred taxation, contingent liability and consolidation may be treated differently in Asian countries than under the auditing and reporting standards that exist in more developed countries. As the legal systems in many Asian countries continue to develop, it may be more difficult to obtain or enforce a judgment.

The securities markets of many Asian countries are also significantly smaller, less liquid and more volatile than securities markets in the United States and Europe. Certain countries in this region are also undergoing a period of growth and change, which could lead to trading volatility and may impose difficulties regarding the operations, settlement and recording of securities transactions. Certain markets in these countries may also require significant withholding of dividends paid on portfolio securities and on realized capital gains, and there can be no assurance that repatriation of a Fund’s income, gains or initial capital from these countries will necessarily occur.

Argentina-Related Risks. Investments in Argentinian issuers and companies that have significant ties to and/or economic exposure to Argentina involve risks specific to Argentina, including legal, regulatory, political, and economic risks. Argentina has experienced high interest rates, economic volatility, inflation, currency devaluations, political instability, and high unemployment rates. The Argentinian economy depends heavily on commodity exports, making it vulnerable to commodity prices. Reduction in spending on Argentinian products and services, changes to the economies of its trading partners, trade regulations, or currency exchange rates may adversely affect the Argentinian economy.

Argentina has experienced significant market volatility over the recent period. In 2018, Argentina’s market declined more than 50%, which was driven by the weakening peso. As a result, the Argentinian central bank raised interest rates multiple times unexpectedly and required the government to ask the International Monetary Fund for financial support. Continued adverse economic conditions in Argentina could have a negative impact on a Fund’s investments.

GLOBAL FINANCIAL MARKETS

Global economies and financial markets are becoming increasingly interconnected. Social, political and economic conditions (including recent instability and volatility) and events (including, but not limited to, armed conflicts, natural/environmental disasters, pandemics, epidemics, social unrest, and government shutdowns and defaults) in one country, region or financial market, including a country, region or market in which a Fund has not invested, may adversely impact issuers in a different country, region or financial market, including a country, region or market in which a Fund has invested. As a result, a Fund could be negatively impacted if the values of its investments were harmed by these political or economic conditions or events. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market or liquidity risk or cause difficulty in valuing portfolio instruments held by the Fund. This could cause a Fund to underperform other types of investments. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for a Fund’s operations. For additional information, please see the discussion herein on “Operational Risk.”

For example, the recent outbreak of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in markets around the world. The transmission of COVID-19 and efforts to contain its spread led to in severe macroeconomic disruptions, exchange closures, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations (including staff furloughs and reductions) and supply chains, and a reduction in consumer and business spending, as well as general concern and uncertainty that has negatively affected the economy. Certain of these consequences remain ongoing. Such events, or other disruptions caused by social, political, or economic conditions or other events, could adversely impact issuers, markets and economies (and, accordingly, a Fund) over the short- and long-term, including in ways that cannot be foreseen.

The severity or duration of such conditions and/or events may be affected by policy changes made by governments or quasi-governmental organizations. Historically, instability in the financial markets has led governments across the globe to take a number of actions designed to support the financial markets. For example, in response to the outbreak of COVID-19, the U.S. Government passed a series of economic packages, including the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”) and American Rescue Plan Act of 2021 (“American Rescue Plan”), which provided approximately $2.0 trillion in economic relief to certain businesses and individuals affected by COVID-19. There can be no guarantee that the CARES Act, the American Rescue Plan, other economic stimulus bills (within the United States or other affected countries throughout the world), or other government actions will be sufficient, or will have their intended effect, or will not result in unintended adverse economic consequences, such as increased inflationary pressure. Future government regulation and/or intervention may also change the way in which a Fund is regulated and could limit or preclude the Fund’s ability to achieve its investment objective. Moreover, governments or their agencies may acquire distressed assets from financial institutions, may acquire ownership interests in those institutions, or may impose conditions on issuers receiving financial assistance (including by restricting or limiting their ability to pay dividends), all of which may affect a Fund’s investments in ways that are unforeseeable.

Political institutions may not be able to effectively respond to these political and economic conditions and events, and these political institutions may erode over time. For example, one or more countries that have adopted the euro may abandon that currency and/or withdraw from the European Union, which could disrupt global markets and affect the liquidity and value of a Fund’s investments, regardless of whether the Fund has significant exposure to European markets. The risk of investing in Europe may be heightened due to the United Kingdom’s withdrawal from European Union. In addition, countries in the Asian region (particularly China) may be adversely affected by social, political, economic and regulatory developments, including long-running border and diplomatic disputes with neighboring countries or the international community, that could adversely impact economies within individual Asian countries or the Asian region or the global market as a whole.

In addition, in the United States, total public debt as a percentage of gross domestic product has grown rapidly since 2008. High levels of national debt may raise concerns that the U.S. government will be unable to pay investors at maturity, may cause declines in currency valuations and may prevent the U.S. government from implementing effective fiscal policy. Export-driven economies, including the economies of a number of Asian countries, may be adversely affected by the U.S. and other large economies, with which they do business.

ILLIQUID INVESTMENTS, RULE 144A SECURITIES, AND SECTION 4(a)(2) SECURITIES

Each Fund may purchase securities that are not registered or that are offered in exempt non-public offerings under the Securities Act of 1933, as amended (“1933 Act”) (“Restricted Securities”), including securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act (“Rule 144A Securities”) or commercial paper issued pursuant to Section 4(a)(2) under the 1933 Act (“4(a)(2) Securities”). However, pursuant to Rule 22e-4 under the 1940 Act, a Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may include certain Restricted Securities, certain over-the-counter derivatives instruments, or securities or other financial instruments that are not readily marketable. The Trust has implemented a liquidity risk management program to identify illiquid investments pursuant to Rule 22e-4, and the Board has approved the designation of the Fund Liquidity Review Group to administer the Trust’s liquidity risk management program.

Pursuant to the Trust’s liquidity risk management program, the Fund Liquidity Review Group may determine that a particular Rule 144A Security, 4(a)(2) Security, or other investment is not illiquid and thus not subject to the limit on investment in illiquid investments based upon a review of relevant market, trading, and investment-specific considerations, including (1) the existence of an active market; (2) the number, diversity and quality of market participants and any dealer undertakings to make a market in the security; (3) the frequency of trades or quotes; (4) restrictions on trading and limitations on transfer; and (5) such other factors that the Fund Liquidity Review Group determines, in its discretion, to be relevant.

INVESTMENT COMPANY SECURITIES

Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, an investor becomes a shareholder of that investment company. As a result, a Fund’s shareholders indirectly will bear the underlying fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses a Fund’s shareholders directly bear in connection with a Fund’s own operations. In addition, a Fund will be affected by the investment policies, practices, and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein. A Fund’s investment in the securities of other investment companies may be particularly significant following its launch or in situations where a Fund is unable to access a particular country or market.

Generally, under the 1940 Act and related rules, a Fund may purchase an unlimited amount of shares of an affiliated fund or a money market fund. A Fund may also purchase shares of an unaffiliated fund as long as: (i) the Fund doesn’t invest more than 5% of its total assets in the securities of any one investment company (ETF or other mutual funds); (ii) the Fund doesn’t own more than 3% of the outstanding voting stock of any one investment company; or (iii) the Fund doesn’t invest more than 10% of its total assets in the securities of other investment companies. A Fund may exceed the limits if (i) the unaffiliated fund or the Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Fund; and (ii) the unaffiliated fund and the Fund take appropriate steps to comply with any conditions in such order. In the alternative, a Fund may exceed the 5% limitation and the 10% limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by FINRA for funds of funds.

Investments in securities issued by other investment companies present the following risks:

Allocation Risk: The risk that the Adviser’s target asset and sector allocations and changes in target asset and sector allocations cause a Fund to underperform other similar funds or cause you to lose money, and that a Fund may not achieve its target asset and sector allocations.

Underlying Fund Selection Risk: The risk that a Fund may invest in underlying funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser(s) for the underlying funds or otherwise.

MASTER LIMITED PARTNERSHIPS

The Funds may invest in a Master Limited Partnership (“MLP”). Investments in securities of an MLP involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price, resulting from regulatory changes or other reasons. Certain MLP securities may trade in lower volumes due to their smaller capitalizations. Accordingly, those MLPs may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity to enable the Funds to effect sales at an advantageous time or without a substantial drop in price. Investment in those MLPs may restrict the Funds’ ability to take advantage of other investment opportunities. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

To the extent a distribution received by the Funds from an MLP is treated as a return of capital, the Funds’ adjusted tax basis in the interests of the MLP may be reduced, which will result in an increase in an amount of income or gain (or decrease in the amount of loss) that will be recognized by the Funds for tax purposes upon the sale of any such interests or upon subsequent distributions in respect of such interests. Furthermore, any return of capital distribution received from the MLP may require the Funds to restate the character of its distributions and amend any shareholder tax reporting previously issued. Distributions from an MLP in excess of the Portfolio’s basis in the MLP will generally be treated as capital gain. However, a portion of such gain or gain from disposition of an MLP interest may instead be treated as ordinary income to the extent attributable to certain assets held by the MLP the sale of which would produce ordinary income. Sales of MLPs may result in ordinary income even if sold at a loss. Moreover, a change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which could result in a reduction of the value of the investments in the MLP and lower income to the Funds.

MONEY MARKET INSTRUMENTS

Each Fund’s investments in money market instruments will consist of: (i) short-term obligations of the U.S. Government, its agencies and instrumentalities; (ii) other short-term debt securities rated A or higher by Moody’s or S&P or, if unrated, of comparable quality in the opinion of the Adviser ; (iii) commercial paper, including master demand notes; (iv) bank obligations, including certificates of deposit, bankers’ acceptances and time deposits; (v) repurchase agreements; and

(vi) shares of money market funds, which may include the U.S. Government Money Market Fund. Securities issued or guaranteed as to principal and interest by the U.S. Government include a variety of Treasury securities, which differ in their interest rates, maturities and dates of issue. Securities issued or guaranteed by agencies or instrumentalities of the U.S. Government may or may not be supported by the full faith and credit of the United States or by the right of the issuer to borrow from the Treasury.

Considerations of liquidity and preservation of capital mean that a Fund may not necessarily invest in money market instruments paying the highest available yield at a particular time.

MORTGAGE-RELATED SECURITIES

The Funds may invest in mortgage-backed certificates and other securities representing ownership interests in mortgage pools, including CMOs. Interest and principal payments on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed securities. Mortgage-backed securities currently offer yields higher than those available from many other types of fixed income securities, but because of their prepayment aspects, their price volatility and yield characteristics will change based on changes in prepayment rates.

There are two methods of trading mortgage-backed securities. A specific pool transaction is a trade in which the pool number of the security to be delivered on the settlement date is known at the time the trade is made. This is in contrast with the typical mortgage transaction, called a TBA (to be announced) transaction, in which the type of mortgage securities to be delivered is specified at the time of trade but the actual pool numbers of the securities that will be delivered are not known at the time of the trade. For example, in a TBA transaction an investor could purchase $1 million of 30-year FNMA 9% mortgages and receive up to three pools on the settlement date. The pool numbers of the pools to be delivered at settlement will be announced shortly before settlement takes place. The terms of the TBA trade may be made more specific if desired. For example, an investor may request pools with particular characteristics, such as those that were issued prior to January 1, 1990. The most detailed specification of the trade is to request that the pool number be known prior to purchase. In this case, the investor has entered into a specific pool transaction. Generally, agency pass-through mortgage-backed securities are traded on a TBA basis. The specific pool numbers of the securities purchased do not have to be determined at the time of the trade.

Mortgage-backed securities have yield and maturity characteristics that are dependent on the mortgages underlying them. Thus, unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on these securities include both interest and a partial payment of principal. In addition to scheduled loan amortization, payments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. Such prepayments may significantly shorten the effective durations of mortgage-backed securities, especially during periods of declining interest rates. Similarly, during periods of rising interest rates, a reduction in the rate of prepayments may significantly lengthen the effective durations of such securities.

Investment in mortgage-backed securities poses several risks, including interest rate, prepayment, market, and credit risk. Interest rate risk reflects the risk that, as interest rates rise, the value of mortgage-backed securities generally can be expected to fall. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment’s average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

Market risk reflects the risk that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

Credit risk reflects the risk that the Funds may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. Government-related entities may not be backed by the full faith and credit of the U.S. Government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions.

The financial crisis in 2007—particularly the increase in delinquencies and defaults on residential mortgages, falling home prices, and unemployment—had adversely affected the market for mortgage-related securities. In addition, various market and governmental actions may impair the ability to foreclose on or exercise other remedies against underlying mortgage holders, or may reduce the amount received upon foreclosure. These factors may cause mortgage-related securities to experience lower valuations and reduced liquidity. There is also no assurance that the U.S. Government will take action to support the mortgage-related securities industry, as it has in the past, should the economy experience another downturn. Further, future legislative and other government actions may significantly alter the manner in which the mortgage-related securities market functions. Each of these factors could ultimately increase the risk that the Funds could realize losses on mortgage-related securities.

Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment that consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs that may be incurred. Some mortgage-related securities (such as securities issued by the GNMA) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage-related securities is the GNMA. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration (“FHA”) insured or Department of Veterans Affairs (“VA”) guaranteed mortgages. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the FNMA and the FHLMC. FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the 12 Federal Home Loan Banks. FHLMC issues participation certificates (“PCs”) which represent interests in conventional mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal but PCs are not backed by the full faith and credit of the U.S. Government.

In September 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC.  FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.

The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The steps taken in connection with the conservatorship are both intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations.

Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.

FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the  Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefor.

In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.

Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.

FHFA and the White House have made public statements regarding plans to consider ending the conservatorships of FNMA and FHLMC. In the event that FNMA and FHLMC are taken out of conservatorship, it is unclear how the capital structure of FNMA and FHLMC would be constructed and what effects, if any, there may be on FNMA’s and FHLMC’s creditworthiness and guarantees of certain mortgage-backed securities. It is also unclear whether the U.S. Treasury would continue to enforce its rights or perform its obligations related to senior preferred stock. Should FNMA’s and FHLMC’s conservatorship end, there could be an adverse impact on the value of their securities, which could cause losses to the Funds.

The conditions attached to the financial contribution made by the Treasury to FHLMC and FNMA and the issuance of senior preferred stock place significant restrictions on the activities of FHLMC and FNMA. FHLMC and FNMA must obtain the consent of the Treasury to, among other things, (i) make any payment to purchase or redeem its capital stock or pay any dividend other than in respect of the senior preferred stock, (ii) issue capital stock of any kind, (iii) terminate the conservatorship of the FHFA except in connection with a receivership, or (iv) increase its debt beyond certain specified levels. In addition, significant restrictions are placed on the maximum size of each of FHLMC’s and FNMA’s respective portfolios of mortgages and mortgage- backed securities, and the purchase agreements entered into by FHLMC and FNMA provide that the maximum size of their portfolios of these assets must decrease by a specified percentage each year. The future status and role of FHLMC and FNMA could be impacted by (among other things) the actions taken and restrictions placed on FHLMC and FNMA by the FHFA in its role as conservator, the restrictions placed on FHLMC’s and FNMA’s operations and activities as a result of the senior preferred stock investment made by the U.S. Treasury, market responses to developments at FHLMC and FNMA, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any mortgage-backed securities guaranteed by FHLMC and FNMA, including any such mortgage-backed securities held by the Funds.

Under the direction of the FHFA, FNMA and FHLMC have entered into a joint initiative to develop a common securitization platform for the issuance of a uniform mortgage-backed security (the “Single Security Initiative”) that aligns the characteristics of FNMA and FHLMC certificates. The Single Security Initiative seeks to support the overall liquidity of the TBA market. FNMA and FHLMC began issuing uniform mortgage-backed security in June 2019, and the effects it may have on the market for mortgage-backed securities are uncertain. While the initial effects of the issuance of uniform mortgage-backed securities on the market for mortgage-related securities have been relatively minimal, the long-term effects are still uncertain.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Funds’ investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

The assets underlying mortgage-related securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

Collateralized Mortgage Obligations (“CMOs”). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA, and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments. In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the

Bonds in the order A, B, C, Z. The Series A, B and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B or C Bond currently being paid off. When the Series A, B and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

FHLMC CMOs. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates that are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC’s mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC’s minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the “pass-through” nature of all principal payments received on the collateral pool in excess of FHLMC’s minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC’s minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds. Criteria for the mortgage loans in the pool backing the FHLMC CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals or stripped mortgage-backed securities. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

CMO Residuals. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. See “Other Mortgage-Related Securities -- Stripped Mortgage-Backed Securities.” In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances the Funds may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the 1933 Act. CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability and may be illiquid and subject to the limitation on illiquid investments.

Stripped Mortgage-Backed Securities (“SMBS”). SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or IO class), while the other class will receive all of the principal (the principal-only or PO class). The cash flow and yields on IO and PO classes can be extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on each Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Funds may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are typically purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be illiquid and subject to the limitation on illiquid investments.

Mortgage-Backed Securities and Asset-Backed Securities - Types of Credit Support. Mortgage-backed securities and asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failure by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. However, the Funds are subject to the credit risk of the person or entities providing the credit enhancements.

The ratings of mortgage-backed securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

Examples of credit support arising out of the structure of the transaction include “senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and “over-collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such a security.

OPERATIONAL RISK

The Funds’ investments or their service providers may be negatively impacted due to operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third-party service providers or trading counterparties. The use of certain investment strategies that involve manual or additional processing, such as over-the-counter derivatives, increases these risks. Although the Funds attempt to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. A Fund and its shareholders could be negatively impacted as a result.

In addition, the Funds rely on various sources to calculate their NAV. Therefore, each Fund is subject to certain operational risks associated with reliance on third party service providers and data sources. NAV calculation may be impacted by operational risks arising from factors such as failures in systems and technology. Such failures may result in delays in the calculation of a Fund’s NAV and/or the inability to calculate NAV over extended time periods. Each Fund may be unable to recover any losses associated with such failures.

OTHER DEPOSITARY RECEIPTS (CDRS, EDRS, GDRS)

The Funds may invest in securities that trade in the form of depositary receipts. European Depositary Receipts (“EDRs”), which are sometimes referred to as Continental Depositary Receipts (“CDRs”), are receipts issued in Europe typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Global Depositary Receipts (“GDRs”) are issued globally and evidence a similar ownership arrangement. Generally,

ADRs in registered form are designed for use in the United States securities markets and EDRs and CDRs in bearer form are designed for use in Europe and GDRs are designed for trading in non-U.S. securities markets. The Funds may invest in EDRs, CDRs and GDRs through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to holders of such receipts in respect of the deposited securities.

There are certain risks associated with investments in unsponsored depositary programs. Because the non-U.S. company does not actively participate in the creation of the depositary program, the underlying agreement for service and payment will be between the depositary and the shareholder. The company issuing the stock underlying the depositary receipts pays nothing to establish the unsponsored facility, as fees for depositary receipt issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment. In an unsponsored depositary program, there also may be several depositaries with no defined legal obligations to the non-U.S. company. The duplicate depositaries may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports.

Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass-through voting and other shareholder rights and may be less liquid than the underlying securities listed on an exchange in the primary trading market. In addition, with respect to all depositary receipts, there is always the risk of loss due to currency fluctuations.

REAL ESTATE SECURITIES

The Funds may invest in real estate investment trusts (“REITs”). REITs pool investors’ funds for investment primarily in income producing real estate or real estate loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distributes to its shareholders substantially all of its taxable income (other than net capital gains) for each taxable year. Failure to comply with federal tax requirements may affect the value of the REIT, which could have adverse consequences on the Funds. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. The Funds will not invest in real estate directly, but only in securities issued by real estate companies. These include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from the environmental problems, terrorist acts, demographic trends, casualty or condemnation losses, limitation on rents, changes in neighborhood values, the appeal of properties to tenants, and changes in interest rates.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements collateralized by U.S. Government securities, U.S. Treasuries, certificates of deposit and certain bankers’ acceptances. Repurchase agreements are transactions by which a portfolio or fund purchases a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase). The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. Repurchase agreements involve certain risks not associated with direct investments in the underlying securities. In the event of a default or bankruptcy by the seller, a Fund will seek to liquidate such collateral. The exercise of a Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. Repurchase agreements are considered to be loans by an investment company under the 1940 Act. Repurchase agreements involving obligations other than U.S. Government Securities (such as commercial paper, corporate bonds, mortgage loans, and equities) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency.

The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of a Fund and therefore subject to sale by the trustee in bankruptcy. Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying securities. While the management of the Trust acknowledges these risks, it will attempt to control such risks through stringent security selection criteria and careful monitoring procedures.

RISKS OF QUALIFIED FINANCIAL CONTRACTS

Regulations adopted by federal banking regulators under the Dodd-Frank Act require that certain qualified financial contracts (“QFCs”) with counterparties that are part of U.S. or foreign global systemically important banking organizations be amended to include contractual restrictions on close-out and cross-default rights. QFCs include, but are not limited to, securities contracts, commodities contracts, forward contracts, repurchase agreements, and swap agreements, as well as related master agreements, security agreements, credit enhancements, and reimbursement obligations. If a covered counterparty of a Fund or certain of the covered counterparty’s affiliates were to become subject to certain insolvency proceedings, the Fund may be temporarily unable to exercise certain default rights, and the QFC may be transferred to another entity. These requirements may impact a Fund’s credit and counterparty risks.

SHORT-TERM TRADING

The Funds may engage in short-term trading. Although the Funds will not make a practice of short-term trading, purchases and sales of securities will be made whenever necessary or desirable in the management’s view to achieve the investment objective of a Fund. A change in the securities held by a Fund is known as “portfolio turnover.” Management does not expect that in pursuing a Fund’s investment objective unusual portfolio turnover will be required and intends to keep turnover to a minimum consistent with each Fund’s investment objective. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The management believes unsettled market economic conditions during certain periods require greater portfolio turnover in pursuing a Fund’s investment objectives than would otherwise be the case. A higher incidence of portfolio turnover will result in greater transaction costs to a Fund.

U.S. GOVERNMENT SECURITIES

The Funds may invest in U.S. Government securities to the extent set forth in the Prospectus and this SAI. U.S. Government securities include bills, notes, and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. Government.

Some U.S. Government securities are supported by the direct full faith and credit pledge of the U.S. Government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as securities issued by the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agencies’ obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. Government will be able or willing to repay any principal or interest when due, or will provide financial support to a U.S. Government agency, authority, instrumentality or sponsored enterprise when it is not obligated by law to do so.

WARRANTS

The Funds may purchase or sell warrants. A warrant is an instrument issued by a corporation that gives the holder the right to subscribe to a specific amount of the corporation’s capital stock at a set price for a specified period of time. Warrants do not represent ownership of the securities, but only the right to buy the securities. The prices of warrants do not necessarily move parallel to the prices of underlying securities. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of a corporation issuing them. Once a warrant expires, it has no value in the market. Warrant positions will not be used to increase the leverage of a Fund. Consequently, warrant positions are generally accompanied by cash positions equivalent to the required exercise amount.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

The Funds may purchase or sell securities on a when-issued or delayed-delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the transaction. The when-issued securities are subject to market fluctuation and no interest accrues to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself in which case there could be an unrealized loss at the time of delivery. If the other party to a when-issued transaction fails to deliver or pay for the security, the Funds could miss a favorable price or yield opportunity or suffer a loss.

PORTFOLIO TURNOVER

For the purposes of this section, the term “Adviser” also includes the Subadviser for the Funds, and the term “Funds” includes the Portfolio.

The Adviser manages each Fund generally without regard to restrictions on portfolio turnover. In general, a Fund will not trade for short-term profits, but when circumstances warrant, investments may be sold without regard to the length of time held. The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain, and maintain the availability of, execution at the most favorable prices and in the most effective manner possible. The Adviser engages in portfolio trading for a Fund if it believes a transaction net of costs (including custodian charges) will help achieve the investment objective of the Fund. In managing a Fund’s portfolio, the Adviser seeks to take advantage of market developments, yield disparities and variations in the creditworthiness of issuers. Expenses to each Fund, including brokerage commissions, and the realization of capital gains that are taxable to the Fund’s shareholders tend to increase as the portfolio turnover increases.

For the fiscal periods ended October 31, 2021 and 2020, the portfolio turnover rate for each Fund or its Underlying Portfolio(s) was:

Fund	2021	2020
Opportunity Fund(1)	78%	94%
Opportunity Fund (Class I)(1)	78%	94%
(1) For each of the Feeder Funds, the turnover rate is calculated based upon the Fund’s interest in the Underlying Portfolio in which the Fund invested.

If a Fund has a high portfolio turnover rate (e.g. 100% or more), transaction costs incurred by the Fund, and the realized capital gains and losses may be greater than those of a Fund with a lesser portfolio turnover rate. See “Portfolio Transactions” and “Tax Matters.”

PORTFOLIO TRANSACTIONS

For the purposes of this section, the term “Adviser” also includes the Subadviser for the Funds, and the term “Fund” includes the Portfolio.

The Adviser is primarily responsible for portfolio decisions and the placing of portfolio transactions. The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities for the Funds. Allocation of transactions, including their frequency, to various broker-dealers is determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of each Fund’s shareholders rather than by any formula. In placing orders for each Fund, the primary consideration is prompt execution of orders in an effective manner at the most favorable price, although each Fund does not necessarily pay the lowest spread or commission available. Other factors taken into consideration are the dealer’s general execution and operational facilities, the type of transaction involved and other factors such as the dealer’s risk in positioning the securities. To the extent consistent with applicable legal requirements, the Adviser may place orders for the purchase and sale of investments for a Fund with a broker-dealer affiliate of the Adviser.

The Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results, and subject to certain conditions, give preference to a broker-dealer that has provided statistical or other research services to the Adviser. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of securities firms. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Adviser in advising several of its clients (including the Funds), although not all of these services are necessarily useful and of value in managing each Fund. The management fee paid from each Fund is not reduced because the Adviser and its affiliates receive such services.

Generally, fixed income securities and money market securities are traded on a principal basis and do not involve brokerage commissions. Under the 1940 Act, persons affiliated with HSBC USA, Inc. (“HSBC USA”), the Adviser, a Fund or Foreside Distribution Services, L.P. (“Foreside” or the “Distributor”) are generally prohibited from dealing with a Fund as a principal in the purchase and sale of securities. A Fund may purchase securities from underwriting syndicates of which the Distributor or other affiliate is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act. Under the 1940 Act, persons affiliated with the Adviser, a Fund or the Distributor may act as a broker for the Fund. In order for such persons to effect any portfolio transactions for a Fund, the commissions, fees or other remuneration received by such persons must be reasonable and fair compared to the commissions, fees or other remunerations paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliate to receive no more than the remuneration that would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. The Trustees of the Trust regularly review any commissions paid by the Funds to affiliated brokers. Unless authorized by law, the Funds will not do business with nor pay commissions to affiliates of the Adviser in any portfolio transactions where they act as principal. These restrictions may preclude the Funds from purchasing or selling, or may limit the Funds’ purchase and sale of, certain securities, particularly in Asian markets in which affiliates of the Adviser are active brokers or dealers with large market shares, including markets in which the Funds may invest. Moreover, these restrictions could potentially have an impact on a Fund’s performance and liquidity of portfolio holdings.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), the Adviser may cause a Fund to pay a broker-dealer which provides “brokerage and research services” (as defined in the 1934 Act) to the Adviser an amount of commission for effecting a securities transaction for a Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction, provided the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or its respective overall responsibilities to the Fund or to its other clients. Not all of such services are useful or of value in advising each Fund.

The European Union’s Markets in Financial Instruments Directive (“MiFID II”), which became effective January 3, 2018, requires investment managers and their clients that are regulated under MiFID II to pay for research services separately from trade execution services, either through their own resources or a research payment account funded by a specific charge to a client. MiFID II will restrict the use of soft dollars by affected investment managers. MiFID II’s research requirements present various compliance and operational considerations for investment advisers and broker-dealers serving clients in both the United States and the EU.

The term “brokerage and research services” includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto, such as clearance and settlement. Although commissions paid on every transaction will, in the judgment of the Adviser, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Funds and the Adviser’s other clients in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto, such as clearance and settlement. The SEC has published interpretative guidance that tightened previously existing standards concerning the types of expenses that qualify for the Section 28(e) safe harbor and set forth certain steps that investment advisers would need to take in order to ensure such qualification.

Investment decisions for each Fund and for the other investment advisory clients of the Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought for certain clients even though it could have been sold for other clients at the same time, and a particular security may be sold for certain clients even though it could have been bought for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. In some instances, one client may sell a particular security to another client. Two or more clients may simultaneously purchase or sell the same security, in which event each day’s transactions in that security are, insofar as practicable, averaged as to price and allocated between such clients in a manner which in the Adviser’s opinion is equitable to each and in accordance with the amount being purchased or sold by each. In addition, when purchases or sales of the same security for a Fund and for other clients of the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantage available to large denomination purchases or sales. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients in terms of the price paid or received or of the size of the position obtainable. It is recognized that, in some cases, this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. In other cases, however, the Adviser believes that the Funds’ ability to participate in volume transactions will produce better executions for the Funds.

The Board has adopted a policy to ensure compliance with Rule 12b-1(h) under the 1940 Act in the selection of broker-dealers to execute portfolio transactions for the Funds. Generally, Rule 12b-1(h) prohibits the Funds from compensating a broker-dealer for promotion or sale of Fund shares by directing to the broker-dealer securities transactions or remuneration received or to be received from such portfolio securities transactions.

If a Fund invests primarily in fixed income securities, it is anticipated that most purchases and sales will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, such Funds would not ordinarily pay significant brokerage commissions with respect to their securities transactions.

In the United States and in some other countries debt securities are traded principally in the over-the-counter market on a net basis through dealers acting for their own account and not as brokers. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. The cost of securities purchased from underwriters includes an underwriter’s commission or concession, and the prices at which securities are purchased and sold from and to dealers include a dealer’s mark-up or mark-down. The Adviser normally seeks to deal directly with the primary market makers or on major exchanges unless, in its opinion, better prices are available elsewhere. Subject to the requirement of seeking best execution, securities may, as authorized by each Fund’s investment advisory contract, be bought from or sold to dealers who have furnished statistical, research and other information or services to the Adviser. At present, no arrangements for the recapture of commission payments are in effect.

For the fiscal years ended October 31, 2021, 2020 and 2019, the Funds (or the Portfolio) paid aggregate brokerage commissions as shown in the following table:

Fund	2021	2020	2019
Opportunity Portfolio(1)	$101,399	$148,130	$147,566

(1)	Each of the Feeder Funds bears a proportionate share of the amounts applicable to the Portfolio, to the extent of their investment in the Portfolio.

During the fiscal year ended October 31, 2021, the Funds did not acquire securities issued by their regular brokers or dealers, or their parent companies.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted policies and procedures relating to disclosure of the Trust’s portfolio securities (the “Policy”). The Policy is designed to ensure that the disclosure of holdings information where necessary to the Trust’s operation or useful to the Trust’s shareholders without compromising the integrity or performance of the Trust. Disclosure of information regarding the portfolio holdings of the Funds occurs only upon the determination, by the Trust’s Chief Compliance Officer (“CCO”), that such disclosure is in the best interests of the Funds’ shareholders and that it does not present a conflict of interest between the shareholders and the Adviser, principal underwriter, or any affiliated person of the Funds, the Adviser, its principal underwriter, or any subadviser of the Funds.

Pursuant to applicable law, the Trust is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter. The Trust discloses a complete schedule of investments in each Semi-Annual Report and Annual Report to Shareholders. Semi-Annual and Annual Reports are distributed to shareholders and are also available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov and on the Trust’s website at https://investorfunds.us.hsbc.com.

The Funds also file their portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter with the SEC on Form N-PORT. Portfolio holdings information for the third month of each quarter is publicly available within 60 days of the end of the quarter at the websites listed above. The Trust’s website also provides information about each Fund’s top 10 holdings, sector holdings and other characteristics data as of the end of the most recent month. The Trust may publish the Funds’ full portfolio holdings thirty (30) days after the end of each month. This information is available until updated as of the following month. The information on the Trust’s website is publicly available to all categories of persons.

The Trust or the Adviser may share non-public holdings information of the Trust on a more frequent basis with the Adviser and other service providers to the Trust (including the Trust’s custodian; the Sub-Administrator; and pricing services such as FT Interactive). In addition, the Trust may share non-public holdings information with mutual fund ranking and rating services, including Standard & Poor’s Corporation, Morningstar, Lipper Analytical Services, FactSet, Fitch Ratings, Inc., Fundipedia and Bloomberg L.P. These service providers and other entities owe contractual, fiduciary, or other legal duties of confidentiality to the Trust or the Adviser that foster reasonable expectations that holdings information will not be misused. The Trust’s officers may authorize disclosure of the Trust’s holdings portfolio information to service providers where such service provider needs information to fulfill its duties.

The Trust may also disclose information about portfolio holdings to mutual fund evaluation services that agree not to disclose the information to third parties and that enter into a Confidentiality Agreement. Such Confidentiality Agreement provides, among other things, that non-public portfolio holdings information will be kept confidential and that such information will be used solely for the purpose of analysis and evaluation of the portfolio. Disclosures may be made to other third parties under a Confidentiality Agreement satisfactory to Fund counsel and the Trust’s CCO. The Confidentiality Agreement prohibits anyone in possession of non-public holdings information from purchasing or selling securities based on such information, or from disclosing such information to other persons, except for those who are actually engaged in, and need to know, such information to perform services for the portfolio.

Currently, the Trust has arrangements to provide additional disclosure of holdings information to the following evaluation services: Lipper Analytical Services (10 days after the end of each month), Morningstar (5 business days after the end of each month), Bloomberg L.P. (60 days after the end of each quarter), FactSet (daily), Fitch Ratings, Inc. (two times per month), Fundipedia (5 business days after the end of each month) and Standard & Poor’s Corporation (between 3-5 days after the end of each week).

No compensation or other consideration is paid to or received by any party in connection with the disclosure of holdings information, including the Trust, the Adviser and its affiliates.

Pursuant to the Policy, the CCO may authorize exceptions and allow disclosures under other circumstances he or she deems appropriate. In addition, a Fund may disclose its holdings, as appropriate, in conformity with the foregoing principles. Compliance with the Policy (including the use of the portfolio holdings information) will be monitored by the CCO or his or her designee on a regular basis, and any violations constituting a “Material Compliance Matter” as defined under Rule 38a-1 of the 1940 Act will be reported by the CCO to the Board.

INVESTMENT RESTRICTIONS

The Trust, with respect to each Fund and the Portfolio, has adopted certain fundamental and non-fundamental investment restrictions. Fundamental investment restrictions may not be changed without approval by holders of a “majority of the outstanding voting securities” of a Fund or Portfolio. The term “majority of the outstanding voting securities” as used in this SAI means the vote of the lesser of (i) 67% or more of the outstanding “voting securities” of the Fund or the Portfolio present at a meeting, if the holders of more than 50% of the outstanding “voting securities” are present or represented by proxy, or (ii) more than 50% of the outstanding “voting securities.” The term “voting securities” as used in this paragraph has the same meaning as in the 1940 Act.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

Each of the Funds is subject to the following non-fundamental restrictions, in addition to the fundamental restrictions set forth below under the headings for each Fund:

1.                The Fund may not purchase on margin, except for use of short-term credit as may be necessary for the clearance of purchases and sales of securities,

but it may make margin deposits in connection with transactions in options, futures, and options on futures.

2.                The Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options and futures contracts are not deemed to constitute short sales of securities.

3.                The Fund may not invest in securities of any registered investment company except to the extent permitted under the 1940 Act generally or in accordance with any exemptive order granted to the Trust by the SEC.

4.                The Fund may not directly purchase securities or other instruments issued by companies that manufacture cluster munitions or anti-personnel mines. The Adviser uses the definitions within the 1997 Mine Ban Treaty and the 2008 Convention on Cluster Bombs for guidance and implementation. The Fund may purchase securities of registered investment companies, ETNs or other pooled vehicles that invest in companies that manufacture cluster munitions or anti-personnel mines.

FUNDAMENTAL INVESTMENT RESTRICTIONS

As a matter of fundamental policy, the Opportunity Fund may (except that none of the following investment restrictions shall prevent the Trust from investing all of the Fund’s assets in a separate registered investment company with substantially the same investment objective):

1.                not borrow money or mortgage or hypothecate assets of the Portfolio (Fund), except that in an amount not to exceed 1/3 of the current value of the Portfolio’s (Fund’s) net assets, it may borrow money (including from a bank or through reverse repurchase agreements, forward roll transactions involving mortgage backed securities or other investment techniques entered into for the purpose of leverage), and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute;

2.                not underwrite securities issued by other persons except insofar as the Portfolio (Fund) may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;

3.                not make loans to other persons except: (a) through the lending of the Portfolio’s (Fund’s) portfolio securities and provided that any such loans not exceed 30% of the Portfolio’s (Fund’s) total assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately;

4.                not purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Portfolio (Fund) may hold and sell, for the Portfolio’s (Fund’s) portfolio, real estate acquired as a result of the Portfolio’s (Fund’s) ownership of securities);

5.                not concentrate its investments in any particular industry (excluding U.S. Government securities), but if it is deemed appropriate for the achievement of the Portfolio’s (Fund’s) investment objective(s), up to 25% of its total assets may be invested in any one industry;

6.                not issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction; and

7.                not with respect to 75% of its assets, invest more than 5% of its total assets in the securities (excluding U.S. Government securities) of any one issuer.

OPPORTUNITY FUND (CLASS I)

As a matter of fundamental policy, the Opportunity Fund (Class I) may (except that none of the following investment restrictions shall prevent the Trust from investing all of the Fund’s assets in a separate registered investment company with substantially the same investment objective):

1.                borrow money to the extent permitted under the 1940 Act and the rules and regulations thereunder;

2.                issue senior securities to the extent permitted under the 1940 Act and the rules and regulations thereunder;

3.                not act as an underwriter of securities issued by others, except to the extent it could be considered an underwriter in the acquisition and disposition of restricted securities;

4.                not make loans to other persons except: (a) through the lending of the Portfolio’s (Fund’s) portfolio securities and provided that any such loans not exceed 30% of the Portfolio’s (Fund’s) total assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately;

5.                not purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Portfolio (Fund) may hold and sell, for the Portfolio’s (Fund’s) portfolio, real estate acquired as a result of the Portfolio’s (Fund’s) ownership of securities);

6.                not concentrate its investments in any particular industry (excluding U.S. Government securities), but if it is deemed appropriate for the achievement of the Portfolio’s (Fund’s) investment objective(s), up to 25% of its total assets may be invested in any one industry; and

7.                not, with respect to 75% of its assets, invest more than 5% of its total assets in the securities (excluding U.S. Government securities) of any one issuer.

OPPORTUNITY FUND AND OPPORTUNITY FUND (CLASS I)

The Opportunity Fund and Opportunity Fund (Class I) are also subject to the following restrictions which may be changed by the Board without shareholder approval (except that none of the following investment policies shall prevent the Trust from investing all of the assets of the Opportunity Fund or Opportunity Fund (Class I) in a separate registered investment company with substantially the same investment objective). As a matter of non-fundamental policy, the Opportunity Fund and Opportunity Fund (Class I) (Opportunity Portfolio) may not:

1.                purchase warrants, valued at the lower of cost or market, in excess of 5% of the value of its net assets, except that this limitation does not apply to warrants acquired in units or attached to securities;

2.                write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Portfolio (Fund) and the option is issued by the Options Clearing Corporation, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 50% of the Portfolio’s (Fund’s) net assets; (c) the securities subject to the exercise of the call written by the Portfolio (Fund) must be owned by the Portfolio (Fund) at the time the call is sold and must continue to be owned by the Portfolio until the call has been exercised, has lapsed, or the Portfolio (Fund) has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Portfolio’s (Fund’s) obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Portfolio (Fund) segregates with its custodian assets consisting of cash or short-term U.S. Government securities equal in value to the amount the Portfolio (Fund) will be obligated to pay upon exercise of the put, marked to market daily (this segregation must be maintained until the put is exercised, has expired, or the Portfolio (Fund) has purchased a closing put, which is a put of the same series as the one previously written); and

3.                buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Portfolio’s (Fund’s) total net assets; and (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Portfolio’s (Fund’s) total assets.

PERCENTAGE AND RATING RESTRICTIONS

If a percentage restriction or a rating restriction on investment or utilization of assets set forth above or referred to in a Fund’s Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by a Fund or a later change in the rating of a security held by a Fund is not considered a violation of policy. However, the Adviser will consider such change in its determination of whether to continue to hold the security and provided further, that the Adviser will take appropriate steps, which may include the disposition of portfolio securities, as may be necessary to satisfy the applicable requirements of the 1940 Act and/or the rules thereunder with respect to the Funds’ investments in illiquid investments or any borrowings by the Funds.

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

Overall responsibility for management of HSBC Funds (the “Trust”) rests with the Board. The Trustees elect the officers of the Trust and appoint service providers to manage the Trust’s day-to-day operations. The Trustees meet regularly to discuss and consider matters concerning the Trust and to oversee the Trust’s activities, including the investment performance of the Funds and the operation of the Trust’s compliance program, and to evaluate and address potential conflicts and risks associated with the Trust’s activities.

Board Composition And Leadership Structure

The Trust has a Board of Trustees. The Board consists of four Trustees, all of whom are not “interested persons” (as that term is defined by Section 2(a)(19) of the 1940 Act) of the Trust (the “Independent Trustees”). The Board is responsible for the overall management of the Trust, including general supervision and review of the Trust’s investment activities. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trust enters into agreements with various entities to manage the day-to-day operations of the Trust, including with the Adviser, the Subadviser, the administrator, the transfer agent, the distributor and the custodian. The Board is responsible for selecting these service providers (based on the recommendation of the Adviser), approving the terms of their contracts with the Trust and exercising general oversight of these service providers on an ongoing basis.

The Chair of the Board, Ms. Beck, is an Independent Trustee, and, among other duties and responsibilities, serves as a point person for communications between the Trustees and the Trust’s management. The Trustees interact directly with the Chair, Chairs of the Trust’s standing Committees, each other, the Trust’s officers, and senior management of the Adviser and other service providers of the Trust at scheduled meetings and between meetings, as appropriate.

The Board has established the following standing committees: the Audit Committee and the Nominating and Corporate Governance Committee (the “Committees”) to facilitate the Trustees’ effective oversight of the management of those aspects of the Trust’s operations. Each Committee has a Chair, who is an Independent Trustee. Each Committee’s responsibilities are discussed in greater detail below. By assigning areas of responsibility to committees of Trustees, and to the full Board, the Board’s leadership structure enables it to exercise informed and independent judgment over the matters within its purview.

Board’s Role In Risk Oversight Of The Trust

The Board, as a whole, considers risk management issues as part of its general oversight responsibilities throughout the year at regular Board meetings, as does each Committee of the Trust. The Board and its Committees consider risk management through, among other things, regular reports that have been developed by management, in consultation with the Board, its Committees and counsel. These reports address investment, valuation, liquidity, operations, and compliance matters. The Board may also receive special written reports or presentations on cybersecurity and a variety of other risk issues, either upon request or upon the Adviser’s initiative. In addition, the Board meets regularly with the Adviser’s internal risk department and Fund Pricing Group to review reports on their examinations of liquidity risks, and when applicable, their fair value determinations on the Funds’ investment portfolios.

With respect to investment risk, the Board receives regular written reports describing and analyzing the investment performance of the Funds, which may include the comparison of the Funds’ performance to their respective benchmarks and/or peer groups when applicable. In addition, investment personnel for the Funds meet regularly with the Board to discuss Fund performance, including investment risk, liquidity and market updates. Also, to the extent that a Fund changes a particular investment strategy or invests in a new type of security that could have a material effect on the Fund’s risk profile, the Board generally is consulted.

With respect to valuation, the Board receives regular written reports summarizing the discussions from the Adviser’s internal Pricing and Valuation Committee meetings. The Board receives regular written reports that enable it to monitor the number of fair valued securities in a particular Fund, the reasons for the fair valuation and the methodology used to arrive at the fair value. In addition, the Trust’s Audit Committee reviews certain valuation matters with the Funds’ Treasurer and the Trust’s independent auditors in connection with the Committee’s review of the results of the audit of the Funds’ annual financial statements.

With respect to liquidity, the Trust has implemented a liquidity risk management program on behalf of the non-money market Funds (the “Liquidity Program”) that is designed to assess and manage each Fund’s liquidity risk. The Board has designated the Fund Liquidity Review Group to administer the Liquidity Program. The Fund Liquidity Review Group is comprised of representatives from the Adviser’s investment, risk, operations, and compliance teams. Under the Liquidity Program, the Board reviews periodic reports concerning Fund liquidity and review, no less frequently than annually, a written report prepared by the Fund Liquidity Review Group that addresses the operation of the Liquidity Program and assesses its adequacy and effectiveness.

With respect to compliance risks, the Board selects the person to serve as the Trust’s CCO pursuant to Rule 38a-1 under the 1940 Act. In addition, the Board receives regular compliance reports and meets regularly with the CCO to discuss compliance issues, including compliance risks. In accordance with SEC rules, the Independent Trustees meet regularly in executive session with the CCO, and the CCO prepares and presents an annual written compliance report to the Board. The Board also meets regularly with the Chief Compliance Officer of the Adviser. The Board adopts compliance policies and procedures for the Trust and approves such procedures of certain of the Trust’s service providers, such as the Adviser and the Subadviser (as applicable). The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws. In addition, the Board oversees compliance by third-party service providers with the Trust’s compliance program and assess recommendations made by the CCO concerning changes and additions to the Trust’s compliance program.

Qualifications Of The Trustees

The names of the Trustees, their addresses, ages, positions held with the Trust, principal occupation(s) during the past five years, number of portfolios in the fund complex overseen, and other directorships held by each Trustee are set forth below.

TRUSTEES

Name(1)	Position(s) Held With Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held By Trustee During the Past 5 Years(3)
Independent Trustees
Marcia L. Beck Age: 66	Trustee and Chair	2008 to present	Private Investor (1999 – present)	5	None
Susan C. Gause Age: 69	Trustee	2013 to present	Private Investor (2003 – present)	5	Metropolitan Series Fund (2012 – present); and Met Investors Series Trust (2008 – present)
Susan S. Huang Age: 67	Trustee	2008 to present	Private Investor (2000 – present)	5	None
Hugh T. Hurley III Age: 57	Trustee	December 2020 to present	Private Investor (2017 – present); Managing Director and Global Head of Product Strategy Active Equity, Blackrock, Inc. (2006 – 2017)	5	Oakmark Funds (2018 – present)

(1)	Each Independent Trustee may be contacted by writing to the Trustee, c/o DST Asset Manager Solutions, Inc., P.O. Box 219691, Kansas City, MO 64121-9691, Attn: Stefano R. Michelagnoli
(2)	The “Fund Complex” is comprised of the 5 portfolios of HSBC Funds.
(3)	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

OFFICERS

Name, Address and Age	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Stefano R. Michelagnoli 452 Fifth Avenue New York, NY 10018 Age: 51	President	One year; 2020 to present	Global Head of Client Operations, HSBC Global Asset Management (USA) Inc. (June 2020 – present); Regional Head of Product (Americas), HSBC Global Asset Management (USA) Inc. (2015 – June 2020)
James D. Levy 452 Fifth Avenue New York, NY 10018 Age: 58	Vice President	One year; 2014 to present	Vice President, Product Management, HSBC Global Asset Management (USA) Inc. (2014 – present); Vice President, Mutual Funds Product Development, GE Asset Management Inc. (2007 – 2014)
Jennifer English* One Post Office Square, Suite 1370 Boston, MA 02109 Age: 49	Secretary	One year; 2021 to present	Senior Vice President, Regulatory Administration, Citi Fund Services (2016 – present)
Denise Lewis* 4400 Easton Commons, Suite 200 Columbus, OH 43219 Age: 58	Treasurer	One year; 2021 to present	Senior Vice President, Financial Administration, Citi Fund Services (2020-present); Senior Group Leader, BNY Mellon (2015-2019)
Charles L. Booth* 4400 Easton Commons, Suite 200 Columbus, OH 43219 Age: 61	Chief Compliance Officer	One year; 2015 to present	Director and Compliance Officer, Citi Fund Services (1988 – present)
James M. Curtis 452 Fifth Avenue New York, NY 10018 Age: 53	Chief Legal Officer	One year; 2018 to present	Associate General Counsel, HSBC Technology & Services (USA) Inc. (2018-present); Associate General Counsel, HSBC Securities (USA) Inc. (2005-2017)

* Ms. Lewis, Ms. English and Mr. Booth are also officers of certain other investment companies of which Citi Fund Services (or an affiliate) is the administrator or sub-administrator.

Trustee Experience, Qualifications, Attributes or Skills

The following provides an overview of the considerations that led the Board to conclude that each individual serving as a Trustee of the Trust should so serve. The current members of the Board joined at different points in time since 2008. Generally, no one factor was decisive in the original selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments, including prior experience in the financial services and investment management fields or on other boards; (ii) the individual’s ability to work effectively with other members of the Board; and (iii) how the individual’s skills, experiences and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.

In addition to personal qualities, such as integrity, the role of an effective Trustee inherently requires the ability to comprehend, discuss and critically analyze materials and issues presented in exercising judgments and reaching informed conclusions relevant to his or her duties and obligations. The Board believes that the specific background of each Board member (including as set forth above) evidences such ability and is appropriate to his or her serving on the Board. The Chair of the Board, Ms. Beck, has asset management operating and leadership experience, having served as President and Trustee of the Goldman Sachs Mutual Funds, an unaffiliated mutual fund complex. Ms. Huang has asset management operating and leadership experience, having served as Senior Vice President of Schroder Investment Management, a global asset management company. Mses. Beck and Huang each has experience managing risk as well as portfolios of money market and fixed income instruments, respectively. Ms. Gause has significant experience in the financial services industry, having served as, among other things, Chief Executive Officer of Dresdner RCM Global Investors and Allianz Dresdner Asset Management, a global asset management company. In that position, Ms. Gause was responsible for the day-to-day activities of the investment adviser of various registered open-end funds. Mr. Hurley has significant experience in the investment management and capital markets industries having served in several senior executive management roles, including as Managing Director and Global Head of Product Strategy at BlackRock, Inc., a global asset management company. Mr. Hurley is also a National Association of Corporate Directors (“NACD”) Governance Fellow and is NACD Directorship CertifiedTM. In addition, Mr. Hurley serves as a director of another mutual fund complex.

COMMITTEES

The Board currently has two standing committees: Audit Committee and Nominating and Corporate Governance Committee.

Audit Committee

The Audit Committee is comprised of all of the Independent Trustees of the Trust. The Audit Committee is currently chaired by Mr. Hurley. Ms. Beck, Mr. Hurley and Ms. Gause are audit committee financial experts of the Trust. The primary purpose of the Audit Committee is to oversee the accounting and financial reporting policies, practices and internal controls of the Trust. The Audit Committee, among other things: (i) recommends to the Board the selection, retention and termination of an independent public accounting firm; (ii) annually reviews the scope of the proposed audit and, generally, the audit procedures to be utilized and the proposed audit fees; (iii) reviews the results of the annual audit with the independent auditors and any reports from the independent auditors concerning an audit, as presented to the Audit Committee; (iv) reviews the annual financial statements of the Funds with management and the independent auditors; (v) approves the fees to be paid by the Trust to the independent auditors for its services; and (vi) reviews the adequacy and effectiveness of internal controls and procedures with management and the independent auditors. The Audit Committee of the Trust met four times during the most recently completed fiscal year.

Nominating and Corporate Governance Committee

The Nominating and Corporate Governance Committee is comprised of all of the Independent Trustees of the Trust. The Committee is currently chaired by Ms. Gause. This Committee, among other things: (i) makes nominations for trustee membership on the Board or a Committee; (ii) evaluates on a periodic basis the operations and effectiveness of the Board as a whole; (iii) periodically reviews the composition of the Board to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board; (iv) periodically reviews industry best practices and Board governance procedures and recommends appropriate changes to the full Board; (v) periodically reviews Trustee compensation and Committee responsibilities and recommends any appropriate changes to the full Board; (vi) reviews the retention of professional liability insurance (D&O/E&O Insurance) and investment company fidelity bonds; and (vii) reviews the independence and performance of the Independent Trustee counsel. The Nominating and Corporate Governance Committee also considers nominees recommended by shareholders. Such recommendations should be forwarded to the President of the Trust. The Nominating and Corporate Governance Committee met four times during the most recently completed fiscal year.

When evaluating a person as a potential nominee to serve as an Independent Trustee, the Nominating and Corporate Governance Committee may consider, among other factors: (i) whether or not the person is “independent” and whether the person is otherwise qualified under applicable laws and regulations to serve as a Trustee; (ii) whether or not the person is willing to serve, and willing and able to commit the time necessary for the performance of the duties of an Independent Trustee; (iii) the contribution that the person can make to the Board, with consideration being given to the person’s business experience, education and such other factors as the Committee may consider relevant; (iv) the character and integrity of the person; (v) the desirable personality traits, including independence, leadership and the ability to work with the other members of the Board; and (vi) consistency with the 1940 Act.

The process of identifying nominees involves the consideration of candidates recommended by one or more of the following: current Independent Trustees, officers, and other sources that the Committee deems appropriate.

FUND OWNERSHIP

Listed below for each Trustee is a dollar range of securities beneficially owned in the Funds together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee in the HSBC Family of Funds, as of December 31, 2021 (unless stated otherwise).

Independent Trustees	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Securities in All Registered Investment Companies Overseen By Trustee in HSBC Family of Funds
Marcia L. Beck	None	$50,001-$100,000
Susan C. Gause	None	$50,001-$100,000
Susan S. Huang	None	$50,001-$100,000
Hugh T. Hurley III*	None	None

*	Mr. Hurley commenced his term as an Independent Trustee as of December 16, 2020.

As of February 2, 2022, the Trustees and officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of the Opportunity Fund.

TRUSTEE AND OFFICER COMPENSATION

For the fiscal year ended October 31, 2021, the following compensation was paid to the Trustees:

Compensation From the Funds	Independent Trustees
	Marcia L. Beck	Susan C. Gause	Susan S. Huang	Hugh T. Hurley III (3)
Opportunity Fund	$39,821.92	$33,605.51	$31,937.03	$29,143.40
Opportunity Fund (Class I)	$39,821.92	$33,605.51	$31,937.03	$29,143.40
Pension Or Retirement Benefits Accrued As Part Of The Funds’ Expenses (1)	N/A	N/A	N/A	N/A
Estimated Annual Benefits Upon Retirement	N/A	N/A	N/A	N/A
Total Compensation From Funds and Fund Complex(2) Paid To Trustees	$199,109.67	$168,027.56	$159,685.17	$145,717.00

(1)	The Trust does not accrue pension or retirement benefits as part of Fund expenses, and Trustees are not entitled to retirement benefits upon retirement from the Board.
(2)	For these purposes, the Fund Complex consisted of the 5 portfolios of HSBC Funds as of October 31, 2021.
(3)	Mr. Hurley commenced his term as an Independent Trustee as of December 16, 2020.

None of the officers receive compensation directly from the Funds. Under a Services Agreement between the Trust and Citi (“Services Agreement”), Citi makes an individual available to serve as the Trust’s CCO. Under the Services Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Funds’ Compliance Program. This includes providing support services to the CCO, developing standards for reports to the Board by Citi and other service providers, and assisting in preparing or providing documentation for the Board to make findings and conduct reviews pertaining to the Funds’ Compliance Program and related policies and procedures of Fund service providers. For the services provided under the Services Agreement, the Trust currently pays Citi $313,915 per annum, plus certain out of pocket expenses. Citi pays the salary and other compensation earned by any such individuals as employees of Citi. The Services Agreement also governs Citi’s provision of regulatory administration and fund accounting services to the Funds. For more information about these services, respectively, see “Administrator and Sub-Administrator” and “Fund Accounting Agent.”

PROXY VOTING

The Trust has adopted Proxy Voting Policies that delegate the responsibility of voting proxies to the Funds’ Adviser. In an effort to avoid conflicts of interest, the Adviser has, in turn, engaged Institutional Shareholder Services Inc. (“ISS”) to provide proxy voting and related services and has delegated responsibility for voting proxies on behalf of the Funds to ISS. A summary of ISS’ proxy voting guidelines is attached as an appendix to this SAI.

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-

month period ending June 30, 2021 is available (i) without charge, upon request, by calling 1-800-782-8183; and (ii) on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

HSBC Global Asset Management (USA) Inc. is the investment adviser to each Fund and the Portfolio pursuant to an investment advisory contract (the “Advisory Contract”) with the Trust. For its investment advisory services, the Adviser is entitled to a fee from each Fund or Portfolio, which is accrued daily and paid monthly, and which is based on the Fund’s or Portfolio’s daily net assets, at an annual rate as set forth below.

Portfolio	Fee
Opportunity Portfolio	0.80%

The Adviser has entered into a contractual expense limitation agreement (“Agreement”) with the Funds under which it will limit total expenses of a Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to a Fund’s investments in investment companies.) The expense limitations shall be in effect until March 1, 2023. The Agreement shall terminate upon the termination of the Advisory Contract between the Trust and the Adviser, or may be terminated upon written notice to the Adviser by the Board.

For the fiscal years ended October 31, 2021, 2020, and 2019, the aggregate amount of advisory fees (including sub-advisory fees) incurred by the Portfolio was as follows (in the case of the Feeder Funds, advisory fees incurred by the Portfolio were borne indirectly by the Fund to the extent of its interest in the Portfolio):

Fund	2021	2020	2019
Opportunity Portfolio	$936,197	$992,095	$1,102,843

The Advisory Contract for the Portfolio will continue in effect through December 31, 2022. Thereafter, the Advisory Contract will continue in effect with respect to the Portfolio for successive periods not to exceed one (1) year and continue thereafter, provided such continuance is approved at least annually by: (i) the holders of a majority of the outstanding voting securities of the Portfolio or by the Board; and (ii) a majority of the Trustees who are not parties to the Advisory Contract or “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) of any such party. Notwithstanding the foregoing, the Advisory Contract may be terminated with respect to a Fund or Portfolio without penalty by either party on 60 days written notice and will terminate automatically in the event of its assignment, within the meaning of the 1940 Act.

The Adviser, located at 452 Fifth Avenue, New York, New York 10018, is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company. No securities or instruments issued by HSBC USA Inc. or HSBC Bank USA, N.A. will be purchased for a Fund or Portfolio.

The Advisory Contract for the Portfolio provides that the Adviser will manage the portfolio of the Fund or Portfolio, either directly or through one or more subadvisers, and will furnish to the Fund or Portfolio investment guidance and policy direction in connection therewith. The Adviser has agreed to provide the Trust with, among other things, information relating to composition, credit conditions and average maturity of the portfolio of the Fund or the Portfolio. Pursuant to the

Advisory Contract, the Adviser also furnishes the Board with periodic reports on the investment performance of each Fund and Portfolio.

If the Adviser were prohibited from performing any of its services for the Trust under the Advisory Contract, it is expected that the Board would recommend to a Fund’s or Portfolio’s shareholders that they approve new agreements with another entity or entities qualified to perform such services and selected by the Board.

The investment advisory services of the Adviser provided to the Portfolio are not exclusive under the terms of the Advisory Contract. The Adviser is free to and does render investment advisory services to others.

The Trust and the Adviser have each received an exemptive order from the SEC that allows the Adviser to enter into new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with certain unaffiliated subadvisers with the approval of the Board, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of Independent Trustees) of the Trust must approve any new or amended agreements with subadvisers. In accordance with the exemptive order received from the SEC, an information statement providing details about the appointment of the new subadviser will be mailed to shareholders within 90 days of the change in subadviser. Shareholders will also receive an information statement describing material changes to a sub-advisory contract between the Adviser and a subadviser within 90 days of the material change. The Adviser remains responsible for the performance of each Fund (or Portfolio), oversees subadvisers to ensure compliance with each Fund’s (or Portfolio’s) investment policies and guidelines, and monitors each subadviser’s adherence to its investment style and performance results in order to recommend any changes in a subadviser to the Board.

In the future, the Trust and the Adviser may, on behalf of each Fund (or Portfolio), receive an additional exemptive order that would allow the Adviser to implement new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with subadvisers that are affiliated with the Adviser with the approval of the Board, but without shareholder approval. As with the current order, the new order would be subject to certain conditions, including that each applicable Fund would notify shareholders and provide them with certain information upon the hiring of a subadviser.

SUBADVISER

The Subadviser is responsible for the investment management of the Funds’ or Portfolio’s assets, including making investment decisions and placing orders for the purchase and sale of securities for the Funds or Portfolio directly with the issuers or with brokers or dealers selected by the Subadviser in its discretion.

The investment advisory services of the Subadviser are not exclusive under the terms of its sub-advisory agreement. The Subadviser is free to and do render investment advisory services to others.

The Subadviser also furnishes to the Board, which has overall responsibility for the business and affairs of the Trust, periodic reports on its services and the investment performance of the Funds.

Opportunity Fund

Westfield Capital Management Company, L.P., located at One Financial Center, Boston, Massachusetts 02111, is the Opportunity Portfolio’s Subadviser. For its services, Westfield receives a fee equal on an annual basis to 0.55% of the Portfolio’s average daily net assets.

For the fiscal years ended October 31, 2021, 2020, and 2019, the Portfolio paid Westfield sub-advisory fees equal to $643,636, $682,065 and $758,205, respectively.

PORTFOLIO MANAGERS

The Prospectus identifies the individual or individuals who are primarily responsible for the day-to-day management of the Funds and the Portfolio (the “portfolio manager(s)”). This section of the SAI contains certain additional information about the portfolio manager(s), their compensation, other accounts managed by them, and potential conflicts of interest. This section includes information in a tabular format, as of October 31, 2021, about the other accounts, if any, in addition to the Funds, over which the portfolio manager(s) also have primary responsibility for day-to-day management.

The tables below show the number of other accounts managed by the portfolio manager(s) and the total assets in those accounts within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. For each category of accounts, the tables also show the number of accounts and the total assets in the accounts with respect to which the advisory fee paid by the account holder is based on account performance, if applicable.

Fund Ownership of Portfolio Managers

The portfolio managers did not beneficially own shares of the Funds that they managed as of October 31, 2021.

Other Accounts Managed by Portfolio Managers

Set forth below is information about the other accounts managed by the portfolio managers of the Funds and Portfolio as of October 31, 2021. For each additional account listed in the table below, the portfolio manager participates in managing the account in the same manner as described in the Prospectus in relation to the Funds or Portfolio as of October 31, 2021.

Westfield (Subadviser to the Portfolio)

Name of Portfolio Manager	Number of Other Accounts Managed and Total Assets by Account Type			Number of Accounts and Total Assets for Which Advisory Fee is Performance Based
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
William A. Muggia	9	10	267	0	1	24
	$4,055	$1,729	$11,683	$0	$40	$3,169
Ethan J. Meyers	8	5	218	0	0	21
	$3,897	$1,660	$10,214	$0	$0	$2,290
	8	5	218	0	0	21

Name of Portfolio Manager	Number of Other Accounts Managed and Total Assets by Account Type			Number of Accounts and Total Assets for Which Advisory Fee is Performance Based
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
John M. Montgomery	$3,897	$1,660	$10,214	$0	$0	$2,290
Richard D. Lee	8	5	218	0	0	21
	$3,897	$1,660	$10,214	$0	$0	$2,290

Portfolio Manager Compensation Structure

Members of the Westfield Investment Committee may be eligible to receive various components of compensation:

•	Investment Committee members receive a base salary commensurate with industry standards.

•	Investment Committee members are also eligible to receive an annual performance-based bonus award. The amount awarded is based on the employee’s individual performance attribution and overall contribution to the investment performance of Westfield.

•	Investment Committee members may be eligible to receive equity interests in the future profits of Westfield. Individual awards are typically determined by a member’s overall performance within the firm, including but not limited to contribution to company strategy, participation in marketing and client service initiatives, as well as longevity at the firm. Key members of Westfield’s management team who receive equity interests in the firm enter into agreements restricting post-employment competition and solicitation of clients and employees of Westfield. This compensation is in addition to the base salary and performance-based bonus. Equity interest grants typically vest over five years.

Potential Conflicts of Interest

The simultaneous management of multiple accounts by our investment professionals creates a possible conflict of interest as they must allocate their time and investment ideas across multiple accounts. This may result in the Investment Committee or portfolio managers allocating unequal attention and time to the management of each client account as each has different objectives, benchmarks, investment restrictions and fees. For most client accounts, investment decisions are made at the Investment Committee level. Once an idea has been approved, it is implemented across all eligible and participating accounts within the strategy.

Although the Investment Committee collectively acts as portfolio manager on most client accounts, there are some client accounts that are managed by a portfolio manager who also serves as a member of the Investment Committee. This can create a conflict of interest because investment decisions for these individually managed accounts do not require approval by the Investment Committee; thus, there is an opportunity for individually managed client accounts to trade in a security ahead of Investment Committee managed client accounts. Trade orders for individually managed accounts must be communicated to the Investment Committee.

Additionally, the Compliance team performs periodic reviews of such accounts to ensure procedures have been followed.

Westfield has clients with performance-based fee arrangements. A conflict of interest can arise between those portfolios that incorporate a performance fee and those that do not. When the same securities are recommended for both types of accounts, it is Westfield’s policy to allocate investments, on a pro-rata basis, to all participating and eligible accounts, regardless of the account’s fee structure. Our Operations team performs ongoing reviews of each product’s model portfolio versus each client account. Discrepancies are researched, and exceptions are documented.

In placing each transaction for a client’s account, Westfield seeks best execution of that transaction except in cases where Westfield does not have the authority to select the broker or dealer, as stipulated by the client. We attempt to bundle directed brokerage accounts with non-directed accounts, and then utilize step-out trades to satisfy the directed arrangements. Clients who do not allow step-out trades generally will be executed after non-directed accounts.

Because of our interest in receiving third-party research services, there may be an incentive for Westfield to select a broker or dealer based on such interest rather than the clients’ interest in receiving most favorable execution. To mitigate the conflict that Westfield may have an incentive beyond best execution to utilize a particular broker, broker and research votes are conducted and reviewed on a quarterly basis. These votes provide the opportunity to recognize the unique research efforts of a wide variety of firms, as well as the opportunity to compare aggregate commission dollars with a particular broker to ensure appropriate correlation. Westfield’s Best Execution Committee also reviews transaction cost analysis data quarterly to monitor trading and commission activity.

Some Westfield clients have elected to retain certain brokerage firms as consultants or to invest their assets through a broker-sponsored wrap program for which Westfield acts as a manager. Several of these firms are on our approved broker list. Since Westfield may gain new clients through such relationships and will interact closely with such firms to service the client, there may be an incentive for Westfield to select a broker or dealer based on such interest rather than the clients’ interest. To help ensure independence in the brokerage selection process, brokerage selection is handled by our Traders, while client relationships are managed by our Marketing/Client Service team.

Personal accounts may give rise to conflicts of interest. Westfield and its employees will, from time to time, for their own investment accounts, purchase, sell, hold or own securities or other assets which may be recommended for purchase, sale or ownership for one or more clients. Westfield has a Code of Ethics which regulates trading in such accounts; requirements include regular reporting and preclearance of transactions. Compliance reviews personal trading activity regularly.

Westfield serves as manager to the General Partners of private funds, for which we also provide investment advisory services. Westfield and its employees have also invested their own funds in such vehicles and other investment strategies that are advised by the firm. Allowing such investments and having a financial interest in the private funds can create an incentive for the firm to favor these accounts because our financial interests are more directly tied to the performance of such accounts. To help ensure all clients are treated equitably and fairly, Westfield allocates investment opportunities on a pro-rata basis. Compliance conducts periodic reviews of client accounts to ensure procedures have been followed.

In addition to a base salary and a performance-based bonus award, Westfield’s Marketing and Client Service team’s compensation is based on a percentage of annual revenue generated by new separate accounts and/or significant contributions to existing client accounts but excludes any sub-advised or advised mutual funds. This incentive poses a conflict in that members of the team could encourage investment in a product(s) that may not be suitable. To mitigate such risk, team members are not incentivized to sell one product versus another. Nor do they have specific sales targets. Further, Westfield’s new account process includes a review of client contracts and investment policy statements to ensure the recommended product is suitable prior to funding. Lastly, all incentive compensation is reviewed and approved by the COO and CFO.

DISTRIBUTION PLANS - CLASS A AND CLASS C SHARES ONLY

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted Distribution Plans with respect to the Class A Shares (the “Class A Plan”) and the Class C Shares (the “Class C Plan”) of the Opportunity. The Distribution Plans provide that they may not be amended to increase materially the costs which either the Class A Shares and Class C Shares may bear pursuant to the Class A Plans and Class C Plan without approval by shareholders of the Class A Shares and Class C Shares, respectively, and that any material amendments of the Distribution Plans must be approved by the Board, and by the Independent Trustees of the Trust who have no direct or indirect financial interest in the operation of the Distribution Plans or in any related agreement (“Qualified Trustees”), by vote cast at a meeting called for the purpose of considering such amendments. The selection and nomination of the Qualified Trustees has been committed to the discretion of the Independent Trustees. The Distribution Plans have been approved, and are subject to annual approval, by the Board and by the Qualified Trustees, by vote cast at a meeting called for the purpose of voting on the Distribution Plans. The Board approved the Distribution Plans to stimulate sales of shares of the Opportunity Fund in the face of competition from a variety of other investment companies and financial products. In approving the Distribution Plans, the Board considered the potential advantages to shareholders of the Opportunity Fund of continued growth of the asset bases of the Opportunity Fund (including greater liquidity, more investment flexibility and possible achievement of greater economies of scale). In adopting the Class A Plans and Class C Plan, the Trustees considered alternative methods to distribute the Class A Shares and Class C Shares and to reduce each class’s expense ratio. The Trustees concluded that there was a reasonable likelihood that each Distribution Plan will benefit their respective class and that class’s shareholders. The Distribution Plans are terminable with respect to the Class A Shares and Class C Shares at any time by a vote of a majority of the Qualified Trustees or by vote of the holders of a majority of that class.

For the fiscal years ended October 31, 2021, 2020, and 2019, the Opportunity Fund paid the following for distribution expenses:

Fund	2021	2020	2019
Opportunity Fund	$293	$453	$861

THE DISTRIBUTOR

The Distributor, a wholly-owned subsidiary of Foreside Financial Group, LLC, is a member of FINRA. The Distributor’s address is Three Canal Plaza, Suite 100, Portland, ME 04101. Foreside serves as distributor to the Funds under a Distribution Agreement with the Trust (the “Distribution Agreement”). Unless otherwise terminated, the Distribution Agreement will continue in effect for successive annual periods if, as to each Fund, such continuance is approved at least annually by (i) the vote of a majority of those members of the Board who are not parties to the Distribution

Agreement or interested persons (as defined in the 1940 Act) of any such party, cast at a meeting for the purpose of voting on such approval and (ii) by the vote of the Board or the vote of a majority of the outstanding voting securities of such Fund. Under the terms of the Distribution Agreement, Foreside acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Distributor continually distributes shares of the Funds on a best efforts basis. The Distributor is not affiliated with the Adviser, Citi, or any of their affiliates. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust.

Foreside has entered into a Distribution Services Agreement with the Adviser in connection with Foreside’s services as distributor of the Funds pursuant to which the Adviser undertakes to pay Foreside amounts owed to Foreside under the terms of the Distribution Agreement to the extent that the Funds are not otherwise authorized to make such payments. The payments made by the Adviser to the Distributor do not represent an additional expense to the Funds or their shareholders.

Pursuant to the Distribution Plans adopted by the Trust, the Distributor is reimbursed from the Opportunity Fund monthly for costs and expenses incurred by the Distributor in connection with the distribution of Class A Shares and Class C Shares of the Opportunity Fund (as applicable) and for the provision of certain shareholder services with respect to these Shares. Payments to the Distributor are for various types of activities, including: (1) payments to broker-dealers which advise shareholders regarding the purchase, sale or retention of Class A Shares and Class C Shares of the Opportunity Fund (as applicable) and which provide shareholders with personal services and account maintenance services (“service fees”); (2) payments to employees of the Distributor; and (3) printing and advertising expenses. Pursuant to the Class A Plans, the amount of the Distributor’s reimbursement from a Fund may not exceed on an annual basis 0.25% of the average daily net assets of the Fund represented by Class A Shares outstanding during the period for which payment is being made. Pursuant to the Class C Plan, such payments by the Distributor to broker-dealers may be in amounts on an annual basis of up to 0.75% of the Opportunity Fund’s average daily net assets as presented by Class C Shares outstanding during the period for which payment is being made. The aggregate fees paid to the Distributor pursuant to the Distribution Plans, and to shareholder servicing agents (“Shareholder Servicing Agents”) pursuant to the Shareholder Services Plan (as discussed below), will not exceed on an annual basis 0.50% of the Opportunity Fund’s average daily net assets represented by Class A Shares and 1.00% of the Opportunity Fund’s average daily net assets represented by Class C Shares outstanding during the period for which payment is being made. Shareholder Servicing Agents are financial institutions, such as a federal or state-chartered bank, trust company or savings and loan association that, on behalf of their customers, have entered into a shareholder servicing agreement with the Trust. Salary expenses of Foreside personnel who are responsible for marketing shares of the various series of the Trust may be allocated to such series on the basis of average net assets; travel expenses are allocated to, or divided among, the particular series for which it is incurred. The distribution fees collected from the Opportunity Fund by Foreside are used to pay commissions for the sale of Fund shares.

The Opportunity Fund is not liable for distribution and shareholder servicing expenditures made by the Distributor in any given year in excess of the maximum amount payable under the Distribution Plans in that year.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser and/or its affiliates may, out of their own resources, and without cost to the Funds, provide compensation, which may be significant, to selected financial intermediaries to promote the sale, distribution and/or servicing of shares of the Funds (“Payments”). These arrangements are sometimes referred to as “revenue sharing” arrangements. Since these Payments are made out of the resources of the Adviser and/or its affiliates, they do not represent an additional charge to the Funds or their shareholders. Accordingly, these Payments are not reflected in the fee and expense tables in the Prospectus. In addition, these Payments do not change the price paid by investors for the purchase of a Fund’s shares or the amount a Fund receives as proceeds from such purchases. These Payments are in addition to commissions and 12b-1 fees, shareholder servicing fees and sales charges borne by shareholders.

The Adviser and/or its affiliates make these Payments primarily to compensate financial intermediaries for, among other things: marketing shares of the Funds, which may consist of Payments relating to the inclusion of the Funds on a financial intermediary’s platform or portal or in certain advisory programs from time to time sponsored by the financial intermediaries; educational programs; scheduled interactions with the financial intermediaries’ registered representatives or salespersons, including at conferences or seminars; provision of training and educational programs; marketing support fees for providing assistance in promoting the sale of Fund shares; and/or other specified and relevant services intended to assist in the sale, distribution, and/or servicing of Fund shares. With respect to certain financial intermediaries and related fund “supermarket” platform arrangements, the Funds and/or the Adviser, rather than the Distributor, typically enter into such agreements. These financial intermediaries may charge a fee for their services. These financial intermediaries may otherwise act as processing agents and are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

In addition, the Adviser and/or its affiliates may, out of their own resources, and without cost to the Funds, make Payments (including through sub-transfer agency and networking arrangements) for sub-accounting, administrative and/or shareholder processing services that are in addition to the transfer agent, shareholder administration, servicing and processing fees paid by the Funds. These Payments may exceed amounts earned on these assets by the Adviser, the Distributor and/or their affiliates for the performance of these or similar services.

Generally, the Adviser and/or its affiliates negotiate the amount of Payments on an individual basis with each financial intermediary. In determining the amount of Payments to be made, the Adviser and/or its affiliates may consider a number of factors, including, without limitation, asset mix and length of relationship with the financial intermediary; the size of the customer/shareholder base of the financial intermediary; the manner in which customers of the financial intermediary make investments in the Funds; the nature and scope of services provided by the financial intermediary; and the costs incurred by the financial intermediary in connection with maintaining the infrastructure necessary or desirable to support investments in the Funds along with any other relevant factor that the Funds deem appropriate. Historically, these Payments have generally been structured as a percentage of average net assets attributable to the financial intermediary, but may also be structured as a fixed dollar amount, or a combination of the two, or may be calculated on another appropriate basis. Typically, the annual Payments to a financial intermediary are not expected to exceed 0.25% of a Fund’s average net assets. The Adviser and/or its affiliates expect to periodically determine the advisability of continuing these Payments.

For the year ended December 31, 2021, the Adviser and/or its affiliates made Payments, related to 2021, out of their own assets to approximately 27 financial intermediaries, totaling approximately $9.2 million (excluding Payments made through sub-transfer agency and networking arrangements and certain other types of Payments described below), with respect to all funds of the Trust (including the Funds in this SAI). During this time, the Adviser has also made similar payments to its affiliates.

Periodically, and where appropriate, the Adviser and/or its affiliates may enter into similar arrangements with other financial intermediaries. Thus, the number of financial intermediaries that receive Payments is subject to change at any time without notice.

From time to time, and subject to applicable regulations, the Adviser and/or its affiliates may also be involved in cash and non-cash compensation arrangements with financial intermediaries to promote the sale of Fund shares in the form of, for example: occasional gifts; occasional meals, tickets or other entertainment; and/or sponsorship support of regional or national events. Subject to applicable FINRA regulations and other legal requirements, the Adviser and/or its affiliates may pay costs and expenses associated with these efforts (e.g., travel, lodging, entertainment and meals). Other compensation may also be offered from time to time to the extent not prohibited by applicable federal or state laws or FINRA regulations. This compensation is not included in, and is made in addition to, the Payments described above.

The Adviser and/or its affiliates may be incentivized to make Payments since they promote the sale and retention of Fund shares to clients of the financial intermediaries. When financial intermediaries sell or retain more shares of the Funds, the Adviser and/or its affiliates benefit from the incremental management and other fees paid by the Funds with respect to those assets.

The compensation or reimbursement received by financial intermediaries through commissions, sales charges, fees payable from the Funds, and/or revenue sharing arrangements may be more or less than the overall compensation or reimbursement on similar or other products and may influence your financial intermediary to introduce and recommend the Funds over other similar investment options. In addition, depending on the arrangements in place at any particular time, this compensation or reimbursement creates a conflict of interest for financial intermediaries as they may have a financial incentive for recommending a Fund (or a particular share class of a Fund) over another investment.

Although a Fund may use financial intermediaries that sell Fund shares to effect transactions for the Fund’s portfolio, the Fund and the Adviser will not consider the sale of Fund shares as a factor when choosing financial intermediaries to effect those transactions.

Shareholders may obtain more information about these arrangements, including the conflicts of interests that such arrangements create, from their financial intermediaries and should so inquire if they would like additional information. Shareholders are encouraged to ask their financial intermediary how their respective financial intermediary will be compensated for investments made in the Funds.

Investors who purchase shares through financial intermediaries will be subject to the procedures of those intermediaries through which they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial intermediary through which they purchase shares. Investors purchasing shares of the Funds through financial intermediaries should acquaint themselves with their financial intermediary’s procedures and should read the Prospectus in conjunction with any materials and information provided by their financial intermediary. The financial intermediary, and not its customers, will be the shareholder of record, although costumers may have the right to vote shares depending upon their arrangement with the financial intermediary. The Distributor does not receive compensation from the Funds for its distribution services except the distribution/service fees with respect to the shares of those classes for which a Rule 12b-1 Plan is effective. However, the Adviser pays the Distributor a fee for certain distribution-related services.

SHAREHOLDER SERVICES PLAN AND SHAREHOLDER SERVICING AGENTS

The Trust has adopted a Shareholder Services Plan with respect to Class A Shares and Class C Shares of the Opportunity Fund, which provides that the Trust may obtain the services of one or more shareholder servicing agents (“Shareholder Servicing Agents”) that shall, as agents for their customers who purchase a Fund’s Class A Shares and Class C Shares (as applicable), perform certain shareholder account, administrative and service functions for such customers, and may enter into agreements providing for the payment of fees for such services. “Shareholder Servicing Agents” are financial institutions, such as a federal or state-chartered bank, trust company or saving and loan association that, on behalf of their customers, have entered into a shareholder servicing arrangement with the Trust. The Shareholder Services Plan continues in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreement related to such Plan (“Qualified Trustees”). The Shareholder Services Plan may be terminated at any time by a vote of a majority of the Qualified Trustees or with respect to the Class A Shares or Class C Shares (as applicable) by a majority vote of shareholders of that class. The Shareholder Services Plan may not be amended to increase materially the amount of permitted expenses thereunder with respect to the Class A Shares or Class C Shares (as applicable) without the approval of a majority of shareholders of that class, and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees.

The Trust has entered into a shareholder servicing agreement (a “Servicing Agreement”) with certain Shareholder Servicing Agents, including the Adviser, pursuant to which the Shareholder Servicing Agent, as agent for its customers, among other things: answers customer inquiries regarding account status and history, the manner in which purchases, exchanges and redemptions of shares of the Funds may be effected and certain other matters pertaining to the Funds; assists shareholders in designating and changing dividend options, account designations and addresses; provides necessary personnel and facilities to establish and maintain shareholder accounts and records; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem Shares; verifies and guarantees shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnishes (either separately or on an integrated basis with other reports sent to a shareholder by a Shareholder Servicing Agent) monthly and year-end statements and confirmations of purchases and redemptions; transmits, on behalf of the Trust, proxy statements, annual reports, updated prospectuses and other communications from the Trust to the Funds’ shareholders; receives, tabulates and transmits to the Trust proxies executed by shareholders with respect to meetings of shareholders of the Funds or the Trust; and provides such other related services as the Trust or a shareholder may request. “Servicing Agents” shall mean both Shareholder Servicing Agents and securities brokers who have entered into a dealer agreement or shareholder serving agreement on behalf of its customers (“Securities Brokers”). The Funds are authorized to pay a shareholder servicing fee up to 0.25%, on an annual basis, of the Fund’s average daily net assets attributable to Class A Shares and Class C Shares (as applicable).

The Trust understands that some Shareholder Servicing Agents also may impose certain conditions on their customers, subject to the terms of the Prospectus, in addition to or different from those imposed by the Trust, such as requiring a different minimum initial or subsequent investment, account fees (a fixed amount per transaction processed), compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered), or account maintenance fees (a periodic charge based on a percentage of the assets in the account or of the dividends paid on those assets). Each Shareholder Servicing Agent has agreed to transmit to its customers who are holders of Shares appropriate prior written disclosure of any fees that it may charge them directly and to provide written notice at least 30 days prior to the imposition of any transaction fees. Conversely, the Trust understands that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Funds with respect to those accounts.

For the fiscal years ended October 31, 2021, 2020, and 2019, the Opportunity Fund paid the following shareholder servicing expenses:

Fund	2021	2020	2019
Opportunity Fund	$28,185	$20,061	$21,117

ADMINISTRATOR AND SUB-ADMINISTRATOR

Pursuant to an Administration Services Agreement, the Adviser serves as the Trust’s administrator (the “Administrator”), and in that role oversees and coordinates the activities of other service providers and monitors certain aspects of the Trust’s operations. Pursuant to a Sub-Administration Services Agreement (the “Sub-Administration Agreement”), the Administrator has retained Citi, whose address is 4400 Easton Commons, Suite 200, Columbus, Ohio 43219, as sub-administrator (the “Sub-Administrator”). Citi served as the administrator (rather than sub-administrator), through June 30, 2006. Management and administrative services of the Administrator and Sub-Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, regulatory and dividend disbursing services.

Pursuant to the Services Agreement, Citi also provides the Funds with various other services, which include certain regulatory and compliance services, as well as fund accounting services. The Administrator and Citi provide certain persons satisfactory to the Board to serve as officers of the Trust. Such officers, as well as certain other employees of the Trust, may be directors, officers or employees of the Administrator, Citi or their affiliates. Citi may waive a portion of its fee.

The Administration Services Agreement was renewed for the one (1) year period ending December 31, 2022 and may be terminated upon not more than 60 days written notice by either party.

The administration fee primarily consists of an asset-based fee accrued daily and paid monthly at an annual rate of:

$0-$10 billion	0.0400%
$10 billion - $20 billion	0.0350%
$20 billion - $50 billion	0.0265%
In excess of $50 billion	0.0245%

The sub-administration fee primarily consists of an asset-based fee payable to Citi by the Administrator on the first business day of each month, or at such times as Citi shall request, at an annual rate of:

Up to $10 billion	0.0200%
$10 billion - $20 billion	0.0150%
$20 billion - $50 billion	0.0065%
In excess of $50 billion	0.0045%

The fee rate and breakpoints are determined on the basis of the aggregate average daily net assets of the HSBC Family of Funds, but the assets of the Portfolio that reflects assets of the Feeder Funds are not double-counted. The total administration fee to be paid to the Administrator is allocated to each of the funds in the HSBC Family of Funds based upon its proportionate share of the aggregate net assets of the HSBC Family of Funds, and then allocated to each class of shares on a class basis. For assets invested in the Portfolio by the Feeder Funds, the Portfolio pays half of the administration fee and the Feeder Funds pay half of the administration fee, for a combination at the total fee rate set forth above.

For the fiscal years ended October 31, 2021, 2020, and 2019, the aggregate amount of administration fees incurred directly by the Funds was:

Fund	2021	2020	2019
Opportunity Fund	$1,883	$1,481	$1,760
Opportunity Fund (Class I)	$17,001	$19,558	$24,649

TRANSFER AGENT

Under a Transfer Agency Services Agreement, DST Asset Manager Solutions, Inc. acts as transfer agent (“Transfer Agent”) for the Trust. The Transfer Agent maintains an account for each shareholder of record, performs other transfer agency functions and acts as dividend disbursing agent for the Trust. The principal business address of DST Asset Manager Solutions, Inc. is 2000 Crown Colony Drive, Quincy, Massachusetts 02169-0953.

CUSTODIAN

Pursuant to a Custodian Agreement, Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603, acts as the custodian (“Custodian”) of each Fund’s assets. The Custodian’s responsibilities include safeguarding and controlling each Fund’s cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on each Fund’s investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts in order to calculate the daily NAV of Shares of each Fund. Securities held for each Fund may be deposited into the Federal Reserve-Treasury Department Book Entry System or the Depository Trust Company. The Custodian does not determine the investment policies of the Funds or decide which securities will be purchased or sold for the Funds. For its services, the Custodian receives such compensation as may from time to time be agreed upon by it and the Trust.

FUND ACCOUNTING AGENT

Pursuant to the Services Agreement, Citi also serves as fund accounting agent to each Fund. For the fiscal years ended October 31, 2021, October 31, 2020 and October 31, 2019, the aggregate amount of fund accounting fees incurred by the Funds was:

Fund	2021	2020	2019
Opportunity Fund	$19,006	$18,163	$24,000
Opportunity Fund (Class I)	$13,996	$14,003	$13,999

FEDERAL BANKING LAW

The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, HSBC USA’s and the Adviser’s activities remain subject to, and may be limited by, applicable federal banking law and regulations. HSBC USA and the Adviser believe that they possess the legal authority to perform the services for the Funds contemplated by the Prospectus, this SAI, and the Advisory Contract without violation of applicable statutes and regulations. If future changes in these laws and regulations were to limit the ability of HSBC USA and the Adviser to perform these services, the Board would review the relationship with HSBC USA and the Adviser and consider taking all actions necessary in the circumstances, which could include recommending to shareholders the selection of another qualified advisor or, if that course of action appeared impractical, that a Fund be liquidated.

Entities that are part of banking organizations, such as the Adviser and its affiliates, are subject to extensive government regulation. Government regulation may change frequently and may have significant effects, including limiting the ability of the Adviser and its affiliates from engaging in certain trading activities, which may adversely impact a Fund. For example, the so-called “Volcker Rule” prohibits the Adviser and its affiliates from engaging in certain trading activities. A Fund may be adversely impacted by this rule if the Adviser or its affiliates own 25% or more of a Fund’s shares outside of any seeding period permitted by the rule. These restrictions may prevent a Fund from maintaining sufficient seed capital and may cause the Fund to liquidate at the end of the period if the Fund is not able to achieve sufficient scale. Other restrictions, including restrictions on trading and transactions with affiliates, can also apply. Funds that are not managed by entities that are part of banking organizations are not subject to these limitations.

EXPENSES

Except for expenses paid by the Adviser and the Distributor, each Fund bears all the costs of its operations. Expenses attributable to a class (“Class Expenses”) shall be allocated to that class only. Class Expenses with respect to the Class A Shares and Class C Shares must include payments made pursuant to their respective Distribution Plan or Shareholder Services Plan. In the event a particular expense is not reasonably allocable by class or to a particular class, it shall be treated as a Fund expense or a Trust expense. Trust expenses directly related to a Fund are charged to the Fund; other expenses are allocated among the applicable series of the Trust in relation to the net assets of each Fund equally or another appropriate basis.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled, “Pricing of Fund Shares.” Neither the Prospectus nor the below is meant to reflect a complete list of valuation methodologies that a Fund may use to value its investments.

The NAV of the Funds is determined once each day at the close of trading on the New York Stock Exchange (“Exchange”), normally at 4 p.m. Eastern time on days the Exchange is open. The Exchange is generally not open, and the Funds do not price their shares, on most U.S. national holidays (New Year’s Day, Martin Luther King Jr. Day, President’s Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day) and on Good Friday.

Pursuant to procedures adopted by the Board, investments of the Funds for which there are readily available and reliable market quotes or for which independent pricing service pricing is appropriate are valued as follows:

General

➢	All securities and other investments are valued based on the market quotes from the broadest and most representative market for the securities, or such other methodologies as are set forth below, including prices provided by approved independent pricing services. All valuations are obtained as of the time NAV is calculated on each Fund business day. Any securities and other investments that cannot be priced according to the methodologies set forth below will be valued in accordance with fair valuation methodologies set forth in the Prospectus and applicable guidance on fair valuation. In this regard, if a broker, dealer or market-maker quote is obtained but is reasonably believed not to reflect market value based on all data available (e.g., it is an outlier as compared to other quotes), it may be discarded.

Equity securities

➢	Exchange-traded, domestic equity securities are valued at the last sales price on a national securities exchange (except the NASDAQ Stock Market) or, in the absence of recorded sales, at the readily available closing bid price on such exchange. Such securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price on the date of valuation.

➢	Domestic equity securities that are not traded on an exchange are valued at the quoted bid price in the over-the-counter market.

➢	Exchange traded, foreign equity securities are valued in the appropriate currency at the last quoted sale price.

➢	Foreign equity securities that are not exchange traded are valued in the appropriate currency at the average of the quoted bid and asked prices in the over-the-counter market.

➢	Participation notes (also known as P-notes) are valued by taking the last sales price of the underlying security on its primary exchange. In the absence of a recorded sale on the underlying security, the readily available closing bid price on such exchange will be used. If no sale is available because the country is on holiday, the previous day’s quoted sales price would be utilized. All local prices will be converted to U.S. dollar using the foreign currency exchange rate as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. EST).

➢	Rights and Warrants are valued at the last sales price on a national securities exchange. If these instruments are not scheduled to trade for a certain period, they are generally valued intrinsically based on the terms of the issuance and the price of the underlying security. The time value of the warrants may also be considered by the Adviser.

➢	Initial Public Offerings (“IPOs”) are typically priced using corresponding approved independent pricing services for equity securities. In instances where there is a time lag between the IPO and the commencement of public trading of the security there may be no vendor price available. In these instances, the purchase price may be utilized; if the purchase price is not confirmed, the bid price may be utilized.

Convertible Securities

➢	Convertible securities are valued at the bid price as of the time NAV is determined by an approved independent pricing service, based on market transactions for normal, institutional-size trading units of similar securities, as well as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance on quoted prices on an exchange or over-the-counter prices. If no current day bid price is available then they will be priced either using the last quoted sales price or most recent bid price.

Debt Securities

➢	Debt securities are valued at the bid price, as of the time NAV is determined, by an approved independent pricing service, based upon market transactions for normal, institutional-size trading units of similar securities, as well as yield, quality, coupon rate, maturity, callability or prepayment option, type and size of issue, trading characteristics and other market data, without exclusive reliance on quoted prices on an exchange or over-the-counter prices.

➢	Debt securities with remaining maturities of 60 days or less may be valued at amortized cost unless it is determined that amortized cost does not represent fair value (e.g., securities that are not expected to mature at par). Issuer-specific and market-based considerations will be taken into account to determine whether amortized cost represents fair value. Debt securities with remaining maturities of 60 days or less that are not valued based on amortized cost are valued based on prices provided by independent pricing services based on the services’ proprietary pricing models.

Registered investment companies (including ETFs)

➢	Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities.

➢	Mutual funds are valued at their NAVs, as reported to the investment adviser or its agent.

Foreign currencies

➢	Foreign currencies are valued at the last quoted foreign exchange bid quotation against the U.S. dollar from an approved independent pricing service.

➢	The value of Fund assets and liabilities denominated in currencies other than the U.S. dollar are translated into their U.S. dollar equivalent values at such last foreign exchange bid quotation.

Repurchase Agreements

➢	Repurchase agreements are valued at original cost.

Swaps

➢	Swap agreements are valued by an approved independent pricing service:

➢	If a price is not available from an approved independent pricing service, they are valued based upon quotations obtained from broker-dealers or market makers.

➢	If prices are available from two or more dealers, brokers or market makers, the value shall be the mean of the quotations obtained from these sources.

➢	If prices are available from only one dealer, broker or market maker, the value shall be the quotation provided.

➢	In the absence of a valuation or if the valuation is deemed unreliable, they are valued at the price at which the counterparty would settle or repurchase the instrument.

Options and Other Derivatives

➢	Options and other derivative contracts (other than swaps as set forth above) on securities, currencies and other financial instruments traded in the OTC market are valued at prices provided by an approved independent pricing service

➢	If prices are available from two or more dealers, brokers or market makers, the value shall be the mean of the quotations obtained from these sources.

➢	In the absence of such a value, such derivatives contracts are valued at the marked-to-market price (or the evaluated price if a marked-to-market price is not available) provided by the broker-dealer with which the option was traded (which may also be the counterparty).

Exchange-Traded Options

➢	Exchange-Traded options are valued at the closing price or last sale price on the primary instrument for that option as recorded by an approved independent pricing service.

Foreign Currency Forward Contracts

➢	Foreign currency forward contracts are valued by an approved independent pricing service at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate and the prevailing forward rates, and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time).

Futures Contracts

➢	Futures contracts are valued at their settlement price on the exchange on which they are traded.

Interest income on long-term obligations in a Fund’s portfolio is determined on the basis of interest accrued plus amortization of “original issue discount” (generally, the difference between issue price and stated redemption price at maturity) and premiums (generally, the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest accrued plus amortization of premium.

The accounting records of a Fund are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts, and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

The problems inherent in making a good faith determination of value are recognized in the codification effected by SEC Financial Reporting Release No. 1 (“FRR 1” (formerly Accounting Series Release No. 113)) which concludes that there is “no automatic formula” for calculating the value of restricted securities. It recommends that the best method simply is to consider all relevant factors before making any calculation. According to FRR 1 such factors would include consideration of the type of security involved, financial statements, cost at date of purchase, size of holding, discount from market value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

To the extent that a Fund purchases securities that are restricted as to resale or for which current market quotations are not available, the Adviser will value such securities based upon all relevant factors as outlined in FRR 1.

Subject to the Trust’s compliance with applicable regulations, the Trust on behalf of each Fund has reserved the right to pay the redemption or repurchase price of shares, either totally or partially, by a distribution in-kind of portfolio securities (instead of cash), as applicable. The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold. If a shareholder received a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

PURCHASE OF SHARES

Shares may be purchased through the Funds, Shareholder Servicing Agents or Securities Brokers (as defined above). Shares may be purchased at their NAV next determined after an order is transmitted to and accepted by the Transfer Agent or is received by a Shareholder Servicing Agent or a Securities Broker if it is transmitted to and accepted by the Transfer Agent. Purchases are effected on the same day the purchase order is received by the Transfer Agent provided such order is received prior to 4:00 p.m., Eastern Time, on any day in which regular trading occurs on the New York Stock Exchange, except on certain non-U.S. holidays as described above (“Fund Business Day”). Each Shareholder Servicing Agent or Securities Broker is responsible for and required to promptly forward orders for shares to the Transfer Agent.

All purchase payments are invested in full and fractional Shares. The Trust reserves the right to cease offering Shares for sale at any time or to reject any order for the purchase of Shares.

While there is no sales load on purchases of Class C Shares of the Opportunity Fund, the Distributor may receive fees from the Funds. Other funds which have investment objectives similar to those of a Fund but which do not pay some or all of such fees from their assets may offer a higher yield.

An investor may purchase Shares through the Funds directly or by authorizing his Shareholder Servicing Agent or Securities Broker to purchase such Shares on his behalf through the Transfer Agent.

Certain clients of the Adviser whose assets would be eligible for purchase by the Funds may purchase shares of the Trust with such assets. Assets purchased by the Funds will be subject to valuation and other procedures by the Board.

The following information supplements and should be read in conjunction with the sections in the Funds’ Prospectus entitled “Purchasing and Adding to Your Shares” and “Distribution Arrangements/Sales Charges.” The Prospectus contains a general description of how investors may buy shares of the Funds and states whether a Fund offers more than one class of shares. Class A Shares are generally sold with a sales charge payable at the time of purchase. The Prospectus contains a table of applicable CDSCs. After being held for five years, Class C Shares will automatically convert into Class A Shares, which are not subject to sales charges, or a CDSC. Class C Shares are offered without an initial sales charge. The Opportunity Fund may sell shares without a sales charge or CDSC pursuant to special purchase plans the Trust signs.

The Opportunity Fund offers Class A Shares, Class C Shares and Class I Shares. When purchasing Fund shares, you must specify which Class is being purchased.

If Class I Shares are purchased through a broker or financial intermediary that is acting as an agent on behalf of an investor, the broker or financial intermediary may charge a commission. Class A Shares and Class C Shares (as applicable) are subject to different fees and expenses (which affect performance) and are entitled to different services than Class I Shares.

The decision as to which Class of shares is most beneficial to you depends on the amount and the intended length of your investment. You should consider whether, during the anticipated life of your investment in a Fund, the accumulated distribution fee, service fee and CDSC, if any, on Class C Shares of the Opportunity Fund would be less than the accumulated distribution fee and initial sales charge on Class A Shares of each Fund purchased at the same time, and to what extent, if any, such differential would be offset by the return on Class A Shares respectively. Additionally, investors qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A Shares of the Opportunity Fund because the accumulated continuing distribution and service fees on Class C Shares exceed the accumulated distribution fee and initial sales charge on Class A Shares during the life of the investment. Finally, you should consider the effect of the CDSC period and any conversion rights of the Classes in the context of your own investment time frame. Generally, Class A Shares will be most appropriate for investors who invest substantial amounts (e.g., over $50,000) in Fund shares.

Shares of the Funds are offered on a continuous basis at NAV, plus any applicable sales charge, by the Distributor as an investment vehicle for institutions, corporations, fiduciaries and individuals.

The sales load on Class A Shares does not apply in any instance to reinvested dividends or distributions.

From time to time, dealers who receive dealer discounts and broker commissions from the Distributor may reallow all or a portion of such dealer discounts and broker commissions to other dealers or brokers. Dealers may not use sales of a Fund’s Shares to qualify for the compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as FINRA. None of the aforementioned compensation is paid for by the Funds or their shareholders.

Stock certificates will not be issued with respect to the shares. The Transfer Agent shall keep accounts upon the book of the Trust for recordholders of such shares.

EXCHANGE PRIVILEGE

By contacting the Transfer Agent or his Shareholder Servicing Agent or his Securities Broker, a shareholder of each Fund may exchange some or all of his Shares for shares of a corresponding class of another fund within the HSBC Family of Funds. By contacting the Transfer Agent or his Shareholder Servicing Agent or his Securities Broker, a shareholder of Class A Shares and Class C Shares may exchange some or all of his Shares at NAV without a sales charge for Shares of the same class offered with the same or lower sales charge by another fund within the HSBC Family of Funds. Exchanges for Shares with a higher sales charge may be made upon payment of the sales charge differential.

An investor will receive Class A Shares of a Fund in exchange for Class A Shares of another fund within the HSBC Family of Funds, unless the investor is eligible to receive Class D Shares of the Money Market Funds, in which case the investor will receive Class D Shares of a Money Market Fund in exchange for Class A Shares of another fund within the HSBC Family of Funds. Class C Shares and Class I Shares may be exchanged for shares of the same class of one or more funds within the HSBC Family of Funds at NAV without a front-end sales charge provided that the amount to be exchanged meets the applicable minimum investment requirements and the exchange is made in states where it is legally authorized. Exchanges into Class A Shares may be made upon payment of the applicable sales charge, unless otherwise exempt. Shareholders of Class A Shares of the Opportunity Fund who are shareholders as of December 31, 1997 will be grandfathered with respect to the funds within the HSBC Family of Funds and will be exempt from having to pay a sales charge on any new purchases of Class A Shares of the Fund. An exchange of Class C Shares of the Opportunity Fund will not affect the holding period of the Class C Shares for purposes of determining the CDSC, if any, upon redemption. An exchange may result in a change in the number of Shares held, but not in the value of such Shares immediately after the exchange. Each exchange involves the redemption of the Shares to be exchanged and the purchase of the shares of the other funds within the HSBC Family of Funds, which may produce a gain or loss for tax purposes.

The exchange privilege (or any aspect of it) may be changed or discontinued upon 60 days written notice to shareholders and is available only to shareholders in states in which such exchanges may be legally made. A shareholder considering an exchange should obtain and read the prospectus of the other funds within the HSBC Family of Funds into which the exchange will be made and consider the differences in investment objectives and policies before making any exchange.

An exchange is considered a sale of shares and may result in a capital gain or loss for federal income tax purposes. A shareholder wishing to exchange his or her Shares may do so by contacting the Trust at 800-782-8183, by contacting his or her broker-dealer or by providing written instruction to the Trust.

IN-KIND PURCHASES

The Trust, in its discretion, may permit purchases of Fund shares by means of in-kind contributions of portfolio securities under certain circumstances. An in-kind contribution must be made in the form of securities that are permissible investments for the Funds as described in the Prospectus. In connection with an in-kind securities purchase, the Funds will require, among other things, that the securities be valued in the same manner as they would be valued for purposes of computing a Fund’s NAV; that the Funds receive satisfactory assurances that they will have good and marketable title to the securities received by them; and that the securities be in proper form for transfer to the Funds. In addition, the Funds generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale.

The Funds will not be liable for any brokerage commission or fee (except for customary transfer fees) in connection with an in-kind purchase of Fund shares. Your broker may impose a fee in connection with processing your in-kind purchase of Fund shares. An investor contemplating an in-kind purchase of Fund shares should consult his or her tax adviser to determine the tax consequences under Federal and state law of making such a purchase.

AUTOMATIC INVESTMENT PLAN

The Trust offers a plan for regularly investing specified dollar amounts ($25.00 minimum in monthly, quarterly, semi-annual or annual intervals) in the Funds. If an Automatic Investment Plan is selected, subsequent investments will be automatic and will continue until such time as the Trust and the investor’s bank are notified in writing to discontinue further investments. Due to the varying procedures to prepare, process and forward the bank withdrawal information to the Trust, there may be a delay between the time of bank withdrawal and the time the money reaches the Funds. The investment in the Funds will be made at the NAV per share determined on the Fund Business Day that both the check and the bank withdrawal data are received in required form by the Transfer Agent. Further information about the Automatic Investment Plan may be obtained from Citi at the telephone number listed on the front cover.

For further information on how to purchase Shares, an investor should contact the Funds directly at HSBC Funds, P.O. Box 219691, Kansas City, MO 64121-9691 or by calling 1-800-782-8183.

PURCHASES THROUGH A SHAREHOLDER SERVICING AGENT OR A SECURITIES BROKER

Shares are being offered to the public, to customers of a Shareholder Servicing Agent and to customers of a Securities Broker. Shareholder Servicing Agents and Securities Brokers may offer services to their customers, including specialized procedures for the purchase and redemption of Shares, such as pre-authorized or automatic purchase and redemption programs. Each Shareholder Servicing Agent and Securities Broker may establish its own terms, conditions and charges, including limitations on the amounts of transactions, with respect to such services. Charges for these services may include fixed annual fees, account maintenance fees and minimum account balance requirements. The effect of any such fees will be to reduce the net return on the investment of customers of that Shareholder Servicing Agent or Securities Broker. Conversely, certain Servicing Agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Servicing Agent and Securities Broker from the Funds, which will have the effect of increasing the net return on the investment of such customers of those Servicing Agents and Securities Brokers.

Shareholder Servicing Agents and Securities Brokers may transmit purchase payments on behalf of their customers by wire directly to the Funds’ custodian bank by following the procedures described above.

For further information on how to direct a Securities Broker or a Shareholder Servicing Agent to purchase Shares, an investor should contact his Securities Broker or his Shareholder Servicing Agent.

SALES CHARGES

CLASS A SHARES

The public offering price of the Class A Shares of the Opportunity Fund equals NAV plus the applicable sales charge. The Distributor receives this sales charge and may reallow it as dealer discounts and brokerage commissions as follows:

Size of Transaction at Offering Price	Sales Charges as a Percentage of Offering Price	Percentage of Net Amount Invested
Less than $50,000	5.00%	5.26%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	None	None

SALES CHARGE WAIVERS

The Opportunity Fund may waive sales charges for the purchase of Class A Shares of the Opportunity Fund by or on behalf of: (1) purchasers for whom HSBC or one of its affiliates acts in a fiduciary, advisory, custodial or similar capacity, (2) employees and retired employees (including spouses, children and parents of employees and retired employees) of HSBC, and any affiliates thereof, (3) Trustees of the Trust, (4) directors and retired directors (including spouses and children of directors and retired directors) of HSBC and any affiliates thereof, (5) purchasers who use proceeds from an account for which HSBC or one of its affiliates acts in a fiduciary, advisory, custodial or similar capacity, to purchase Class A Shares of the Opportunity Fund, (6) brokers, dealers and agents who have a sales agreement with the Distributor, and their employees (and the immediate family members of such individuals), (7) investment advisers or financial planners that have entered into an agreement with the Distributor and that place trades for their own accounts or the accounts of eligible clients and that charge a fee for their services, and clients of such investment advisers or financial planners who place trades for their own accounts if such accounts are linked to the master account of the investment adviser or financial planner on the books and records of a broker or agent that has entered into an agreement with the Distributor, (8) orders placed on behalf of other investment companies distributed by Foreside or its affiliated companies, and (9) shares purchased by tax-qualified employee benefit plans. The Opportunity Fund may also waive sales charges for the purchase of Class A Shares that were subject to a sales charge or sales charges for the purchase of Class C Shares. The purchase must be made within 60 days of the redemption, and the Transfer Agent must be notified in writing by the investor, or by his or her financial institution, at the time the purchase is made. A copy of the investor’s account statement showing such redemption must accompany such notice. To receive a sales charge waiver in conjunction with any of the above categories, shareholders must, at the time of purchase, give the Transfer Agent sufficient information to permit confirmation of qualification.

CONCURRENT PURCHASES

For purposes of qualifying for a lower sales charge, investors have the privilege of combining “concurrent purchases” of Class A Shares of any fund in the HSBC Family of Funds. For example, if a shareholder concurrently purchases Class A Shares in one of the Funds of the Trust sold with a sales charge at the total public offering price of $25,000 and Class A Shares in another Fund sold with a sales charge at the total public offering price of $75,000, the sales charge would be that applicable to a $100,000 purchase as shown in the appropriate table above. The investor’s “concurrent purchases” described above shall include the combined purchases of the investor, the investor’s spouse and children under the age of 21 and the purchaser’s retirement plan accounts. To receive the applicable public offering price pursuant to this privilege, shareholders must, at the time of purchase, give the Transfer Agent sufficient information to permit confirmation of qualification. This privilege, however, may be modified or eliminated at any time or from time to time by the Trust without notice.

LETTER OF INTENT

An investor may obtain a reduced sales charge by means of a written Letter of Intent, which expresses the intention of such investor to purchase Class A Shares of the Opportunity Fund at a designated total public offering price within a designated 13-month period. Each purchase of Class A Shares under a Letter of Intent will be made at the NAV plus the sales charge applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Letter of Intent (the “Applicable Sales Charge”). A Letter of Intent may include purchases of Class A Shares made not more than 90 days prior to the date such investor signs a Letter of Intent; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included. An investor will receive as a credit against his/her purchase(s) of Class A Shares during this 90-day period at the end of the 13-month period, the difference, if any, between the sales load paid on previous purchases qualifying under the Letter of Intent and the Applicable Sales Charge.

A Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Class A Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the Class A Shares actually purchased if the full amount indicated is not purchased, and such escrowed Class A Shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed Class A Shares, whether paid in cash or reinvested in additional Class A Shares, are not subject to escrow. The escrowed Class A Shares will not be available for disposal by the investor until all purchases pursuant to the Letter of Intent have been made or the higher sales charge has been paid. When the full amount indicated has been purchased, the escrow will be released. To the extent that an investor purchases more than the dollar amount indicated in the Letter of Intent and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales charge will be used to purchase additional Class A Shares of the Opportunity Fund at the then-current public offering price subject to the rate of sales charge applicable to the actual amount of the aggregate purchases. For further information about Letters of Intent, interested investors should contact the Trust at 1-800-782-8183. This program, however, may be modified or eliminated at any time or from time to time by the Trust without notice.

RIGHT OF ACCUMULATION

Pursuant to the right of accumulation, investors are permitted to purchase Class A Shares of the Opportunity Fund at the public offering price applicable to the total of: (a) the total public offering price of the Class A Shares of the Opportunity Fund then being purchased; plus (b) an amount equal to the then-current NAV of the “purchaser’s combined holdings” of the Class A Shares of the Opportunity Fund that were subject to a sales charge, any Class A Shares and Class I Shares acquired through asset allocation programs such as the HSBC Spectrum Program, which were not subject to a sales charge, and any Class C Shares of the Opportunity Fund held. Class A Shares sold to purchasers for whom HSBC or one of its affiliates acts in a fiduciary, advisory, custodial (other than retirement accounts), agency, or similar capacity are not presently subject to a sales charge. The “purchaser’s combined holdings” described above shall include the combined holdings of the purchaser, the purchaser’s spouse and children under the age of 21 and the purchaser’s retirement plan accounts. To receive the applicable public offering price pursuant to the right of accumulation, shareholders must, at the time of purchase, give the Transfer Agent sufficient information to permit confirmation of qualification. This right of accumulation, however, may be modified or eliminated at any time or from time to time by the Trust without notice.

CONVERSION FEATURE - CLASS C SHARES OF THE OPPORTUNITY FUND

Class C Shares of the Opportunity Fund will convert to Class A Shares of the same Fund after five years from the beginning of the calendar month in which the Class C Shares were originally purchased. After conversion, the shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares, which will increase the shareholder’s investment return compared to the Class C Shares. A shareholder will not pay any sales charge or fees when his or her shares convert, nor will the transaction be subject to any tax. If an investor purchased Class C Shares of one Fund, which he or she exchanged for Class C Shares of another Fund, the holding period will be calculated from the time of the original purchase of Class C Shares. The dollar value of Class A Shares the investor receives will equal the dollar value of the Class C Shares converted.

LEVEL LOAD ALTERNATIVE - CLASS C SHARES OF THE OPPORTUNITY FUND

Class C Shares of the Opportunity Fund may be purchased for individual accounts normally in amounts of less than $100,000. Class C Shares of the Opportunity Fund are sold at NAV without an initial sales charge but are subject to a CDSC of 1.00% on most redemptions made within one year after purchase (calculated from the last day of the month in which the shares were purchased). The CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed. Class C Shares are subject to an annual 12b-1 fee of up to 1.00% of the average daily net assets of the Class.

The higher fees mean a higher expense ratio, so Class C Shares pay correspondingly lower dividends and may have a lower NAV than Class A Shares. Broker-dealers and other financial intermediaries whose clients have purchased Class C Shares may receive a trailing commission equal to 1.00% of the average daily NAV of such shares on an annual basis held by their clients more than one year from the date of purchase. Trailing commissions will commence immediately with respect to shares eligible for exemption from the CDSC normally applicable to Class C Shares.

REDEMPTION OF SHARES

A shareholder may redeem all or any portion of the shares in his account at any time at the NAV next determined after a redemption order in good order is furnished by the shareholder to the Transfer Agent, with respect to shares purchased directly through the Funds, or to his Securities Broker or his Shareholder Servicing Agent, and is transmitted to and received by the Transfer Agent. Class A Shares and Class I Shares of the applicable Funds may be redeemed without charge while Class C Shares of the Opportunity Fund may be subject to a CDSC. See “Level Load Alternative -- Class C Shares” above. Redemptions are effected on the same day the redemption order is received by the Transfer Agent provided such order is received prior to the close of trading on the Exchange, on any Fund Business Day. See “Determination of Net Asset Value” above. Shares redeemed earn dividends up to and including the day prior to the day the redemption is effected.

Except as otherwise set forth in the Prospectus, the proceeds of a redemption are normally paid from each Fund in U.S. dollars within two business days (or such other times in accordance with the requirements of your financial intermediaries) following the date on which the redemption is effected, however, while not expected, payment of sales proceeds may take up to seven days. The Funds may suspend the right of redemption and postpone for more than seven days the date of payment upon redemption: (i) during periods when the Exchange is closed other than for weekends and certain holidays or when trading on such Exchange is restricted; (ii) during periods in which, as a result of emergency, disposal, or evaluation of the NAV of the portfolio securities is not reasonably practicable; or (iii) for such other periods as the SEC may permit. To be in a position to eliminate excessive expenses, the Trust reserves the right to redeem upon not less than 30 days’ notice all shares in an account which has a value below $50, provided that such involuntary redemptions will not result from fluctuations in the value of Fund shares. A shareholder will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

Unless shares have been purchased directly from the Funds, a shareholder may redeem shares only by authorizing his Securities Broker, if applicable, or his Shareholder Servicing Agent to redeem such Shares on his behalf (since the account and records of such a shareholder are established and maintained by his Securities Broker or his Shareholder Servicing Agent). For further information as to how to direct a Securities Broker or a Shareholder Servicing Agent to redeem shares, a shareholder should contact his Securities Broker or his Shareholder Servicing Agent.

The Board has adopted procedures that provide that redemptions by shareholders may be satisfied by the distribution of portfolio securities in-kind, reflecting the shareholder’s proportionate interest in the relevant Fund, subject to certain adjustments.

Redemption proceeds are generally paid in cash, but the Funds reserve the right to pay all or part of any redemption proceeds in-kind. However, the Funds have made an election pursuant to Rule 18f-1 under the 1940 Act to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1.00% of the NAV of the Fund during any 90-day period for any one shareholder. The Funds reserve the right to pay all or part of other redemptions by a distribution of portfolio securities in kind from the applicable Fund’s portfolio. The securities distributed in kind would be valued at the same value as that assigned to them in calculating the NAV of the shares being redeemed. In the event a shareholder receives an in-kind distribution of portfolio securities, it would be the responsibility of the shareholder to dispose of the securities. The shareholder would be subject to any risk that the value of the securities would decline prior to their sale, that it would be difficult to sell the securities, and that brokerage fees could be incurred.

SYSTEMATIC WITHDRAWAL PLAN

Any shareholder who owns shares with an aggregate value of $10,000 or more may establish a Systematic Withdrawal Plan under which he redeems at NAV the number of full and fractional shares that will produce the monthly, quarterly, semi-annual or annual payments specified (minimum $50.00 per payment). Depending on the amounts withdrawn, systematic withdrawals may deplete the investor’s principal. Investors contemplating participation in this Systematic Withdrawal Plan should consult their tax advisers. No additional charge to the shareholder is made for this service.

REDEMPTION OF SHARES PURCHASED DIRECTLY THROUGH THE FUNDS

Redemption by Letter. Redemptions may be made by letter to the Transfer Agent specifying the dollar amount or number of shares to be redeemed, account number and the Fund. The letter must be signed in exactly the same way the account is registered (if there is more than one owner of the Shares, all must sign). In connection with a written redemption request, all signatures of all registered owners or authorized parties must be guaranteed by an Eligible Guarantor Institution, which includes a domestic bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association. The Funds’ transfer agent, however, may reject redemption instructions if the guarantor is neither a member nor a participant in a signature guarantee program (currently known as “STAMP,” “SEMP,” or “NYSE MSP”). Corporations, partnerships, trusts or other legal entities may be required to submit additional documentation.

Redemption by Wire or Telephone. An investor may redeem shares of the Funds by wire or by telephone if he has checked the appropriate box on the Purchase Application or has filed a Telephone Authorization Form with the Trust. These redemptions may be paid from the applicable Fund by wire or by check. The Trust reserves the right to refuse telephone wire redemptions and may limit the amount involved or the number of telephone redemptions. The telephone redemption procedure may be modified or discontinued at any time by the Trust. Instructions for wire redemptions are set forth in the Purchase Application. The Trust employs reasonable procedures to confirm that instructions communicated by telephone are genuine. For instance, the following information must be verified by the shareholder or securities broker at the time a request for a telephone redemption is effected: (1) shareholder’s account number; (2) shareholder’s social security number; and (3) name and account number of shareholder’s designated securities broker or bank. If the Trust fails to follow these or other established procedures, it may be liable for any losses due to unauthorized or fraudulent instructions.

RETIREMENT PLANS

Shares of the Funds are offered in connection with tax-deferred retirement plans. Application forms and further information about these plans, including applicable fees, are available from the Trust or the Sponsor upon request. The tax law governing tax-deferred retirement plans is complex and changes frequently. Before investing in the Funds through one or more of these plans, an investor should consult his or her tax adviser.

INDIVIDUAL RETIREMENT ACCOUNTS (“IRAs”)

Shares of the Funds may be used as a funding medium for an IRA. An Internal Revenue Service-approved IRA plan may be available from an investor’s Servicing Agent. In any event, such a plan is available from the Sponsor naming UMB Fund Services as custodian. The minimum initial investment for an IRA is $250; the minimum subsequent investment is $100. In general, IRAs are available to individuals who receive compensation or earned income and their spouses whether or not they are active participants in a tax- qualified or Government-approved retirement plan. In general, an IRA contribution by an individual who participates, or whose spouse participates, in a tax-qualified or Government-approved retirement plan may not be deductible, in whole or in part, depending upon the individual’s income. Individuals also may establish an IRA to receive a “rollover” contribution of distributions from another IRA or a qualified plan. Tax advice should be obtained before planning a rollover or determining contribution limits.

DEFINED CONTRIBUTION PLANS

Investors who are self-employed may purchase shares of the Funds for retirement plans for self-employed persons that are known as defined contribution plans (formerly Keogh or H.R. 10 Plans). HSBC offers a prototype plan for money purchase and profit sharing defined contribution plans. The rules governing these plans are complex, and a tax adviser should be consulted.

SECTION 457 PLAN, 401(K) PLAN, 403(B) PLAN

The Funds may be used as investment vehicles for certain deferred compensation plans provided for by Section 457 of the Code with respect to service for state governments, local governments, rural electric cooperatives and political subdivisions, agencies, instrumentalities, tax-exempt organizations and certain affiliates of such entities. The Funds may also be used as investment vehicles for both 401(k) plans and 403(b) plans.

DIVIDENDS AND DISTRIBUTIONS

Generally, a Fund’s net investment income consists of the interest and dividend income it earns, less expenses. In computing interest income, premiums are not amortized nor are discounts accrued on long-term debt securities in the Fund, except as required for federal income tax purposes. A Fund’s net realized capital gains, if any, are distributed to shareholders annually. Additional distributions are also made to each Fund’s shareholders to the extent necessary to avoid application of the 4% non-deductible federal excise tax on certain undistributed income and net capital gains of regulated investment companies. Shares begin accruing dividends on the day they are purchased.

Dividends for the Funds are distributed monthly. Unless a shareholder elects to receive dividends in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent or Securities Broker), dividends are distributed in the form of additional full and fractional shares of each Fund.

Certain mortgage-backed securities may provide for periodic or unscheduled payments of principal and interest as the mortgages underlying the securities are paid or prepaid. However, such principal payments (not otherwise characterized as ordinary discount income or bond premium expense) will not normally be considered as income to the Opportunity Fund or Portfolio and therefore will not be distributed as dividends to the shareholders of the Fund that invest in the Portfolio. Rather, these payments on mortgage-backed securities generally will be reinvested by the Portfolio in accordance with their investment objectives and policies.

DESCRIPTION OF SHARES, VOTING RIGHTS, AND LIABILITIES

The Trust’s Amended and Restated Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.001 per share) and to divide or combine the shares into a greater or lesser number of shares without thereby materially changing the proportionate beneficial interests in the Trust. Currently, the Trust has 5 operational series of shares, each of which constitutes a separately managed “Fund.” The Trust reserves the right to create additional series of shares. Currently, the Funds issue separate classes of shares as described under “General Information.”

Subject to the distinctions permitted among classes of the Trust or any series as established by the Trustees consistent with the requirements of the 1940 Act, each share of the Trust or any series shall represent an equal beneficial interest in the net assets of the Trust or such series, and each shareholder of the Trust or any series shall be entitled to receive such shareholder’s pro rata share of distributions of income and capital gains, if any, made with respect to the Trust or such series. Upon redemption of the shares of any series, the applicable shareholder shall be paid solely out of the funds and property of such series of the Trust. Except as otherwise provided by the Trustees, shareholders shall have no preemptive or other right to subscribe to any additional shares or other securities issued by the Trust.

The Trustees may require shareholders to redeem shares for any reason under terms set by the Trustees. When issued, shares are fully paid and non-assessable. The Trustees may, however, cause shareholders, or shareholders of a particular series or class, to pay certain transfer agency, servicing or similar agent charges by setting off such charges due from such shareholder from declared but unpaid dividends owed such shareholder and/or by reducing the number of shares in the account of such shareholder by that number of full and/or fractional shares which represents the outstanding amount of such charges due from such shareholder.

Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote (and a proportionate fractional vote for each fraction of a share). The Trust is not required and has no current intention to hold annual meetings of shareholders, although the Trust will hold special meetings of Fund shareholders when in the judgment of the Trustees of the Trust it is necessary or desirable to submit matters for a shareholder vote or as otherwise required by the 1940 Act or other applicable federal law. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or its Amended and Restated Agreement and Declaration of Trust or By-Laws. On any matters submitted to a vote of the shareholders, all shares of the Trust then entitled to vote shall be voted in aggregate, except: (i) when required by the 1940 Act, shares shall be voted by individual series or class; (ii) when the matter involves any action that the Trustees have determined will affect only the interests of one or more series, then only shareholders of such series shall be entitled to vote thereon; and (iii) when the matter involves any action that the Trustees have determined will affect only the interests of one or more classes, then only the shareholders of such class or classes shall be entitled to vote thereon. Accordingly, shareholders of each series generally vote separately, for example, to approve investment advisory contracts or changes in fundamental investment policies or restrictions, but shareholders of all series may vote together to the extent required under the 1940 Act, such as in the election or selection of Trustees, principal underwriters and accountants for the Trust. Under certain circumstances, the shareholders of one or more series could control the outcome of these votes.

Shares of each class of a series represent an equal pro rata interest in such series and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, terms and conditions, except that: (i) each class shall have a different designation; (ii) each class of shares shall bear any class expenses; and (iii) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Upon liquidation or dissolution of a Fund, shareholders of the Fund would generally be entitled to share pro rata in the net assets of the Fund’s available for distribution to shareholders.

The shareholders of the Funds have the power to vote only: (i) for the election or removal of Trustees as and to the extent provided in the Trust’s Amended and Restated Agreement and Declaration of Trust; (ii) with respect to such additional matters relating to the Trust as may be required by federal law including the 1940 Act, or any registration of the Trust with the SEC (or any successor agency) or any state; and (iii) as the Trustees may otherwise consider necessary or desirable in their sole discretion.

The Trust is an entity of the type commonly known as a “Delaware statutory trust.” Under Delaware law and the Trust’s Amended and Restated Agreement and Declaration of Trust, shareholders are entitled to the same limitation of personal liability extended to shareholders of corporations organized under Delaware law. Therefore, shareholders generally will not be subject to personal liability for Fund obligations. The risk that a shareholder will incur personal liability for Fund obligations is limited to the circumstances in which a state court may not apply Delaware law or the terms of the Trust’s Amended and Restated Agreement and Declaration of Trust.

OWNERSHIP OF THE FUNDS

As of February 2, 2022, the following persons owned of record 5% or more of a Fund or class of shares:

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
HSBC Opportunity Fund – Class A
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0002	62.75%
HSBC Opportunity Fund – Class C
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0002	100.00%
HSBC Opportunity Fund – Class I
SEI Private Trust Company* C/O M&T Bank Attn: Mutal Fund Administrator One Freedom Valley Drive Oaks, PA 19456-9989	49.77%
National Financial Services LLC Newport Office Center III 499 Washington Boulevard, 5th Floor Jersey City, NJ 07310-2010	16.71%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	11.37%

*Entity owned more than 25% of the outstanding shares of the Fund. A shareholder owning of record or beneficially more than 25% of a Fund’s outstanding shares may be considered a control person and could have a more significant effect on matters presented at a shareholders’ meeting than votes of other shareholders.

TAXATION

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of Fund shares. The information is current as of February 28, 2022. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax adviser with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction. Future changes in tax laws may adversely impact the Funds and their shareholders.

TAX STATUS OF THE FUNDS

The Funds each intend to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, each Fund must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, foreign currencies, net income derived from an interest in a qualified publicly traded partnership or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies), in two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses or of one or more qualified publicly traded partnerships.

If for any taxable year a Fund does not qualify for federal tax treatment as a regulated investment company, all of the Fund’s net taxable investment income would (unless certain cure provisions apply) be subject to federal and, potentially, state income tax at regular corporate rates without any deduction for distributions to its shareholders. In such event, dividend distributions (including amounts derived from interest on municipal securities) would be taxable to a Fund’s shareholders to the extent of the Fund’s current and accumulated earnings and profits.

As a regulated investment company, a Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund’s investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed (i.e., the 90% distribution requirement). Each Fund intends to distribute all or substantially all of such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must generally distribute during each calendar year an amount equal to the sum of: (1) at least 98% of its ordinary income (taking into account certain deferrals and elections) for the calendar year; (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year; and (3) all ordinary income and capital gains for previous years that were not distributed or taxed during such years. To avoid application of the excise tax, the Funds intend to make distributions in accordance with the calendar year distribution requirement.

A distribution will be treated as paid on December 31 of a calendar year if it is declared by a Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such a distribution will be taxable to shareholders in the calendar year in which the distribution is declared, rather than the calendar year in which it is received.

For federal income tax purposes, the Funds are generally permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during subsequent taxable years. As of October 31, 2021, the Funds did not have any capital loss carryforwards for federal income tax purposes.

THE PORTFOLIO

The Portfolio has obtained a ruling from the Internal Revenue Service that the Portfolio will be treated as a partnership for federal income tax purposes. For purposes of determining whether a Fund satisfies the income and diversification tests to maintain its status as a regulated investment company, the Fund, as an investor in the Portfolio, will be deemed to own a proportionate share of the Portfolio’s income and assets.

DISTRIBUTIONS IN GENERAL

Distributions of investment company taxable income are generally taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares (see below for information concerning reduced rates of tax for certain capital gain dividends). Dividends paid by a Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation, be eligible for the dividends received deduction.

Generally, the maximum tax rate for individual taxpayers on long-term capital gains and on certain qualifying dividends on corporate stock is 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. These rates do not apply to corporate taxpayers. Each Fund will be able to separately report distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a more than 60-day holding period as well as other requirements with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from Funds investing in bonds and other debt instruments will generally not qualify for the lower rates. Note that distributions of earnings from dividends paid by “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States, which satisfy certain other requirements. Passive foreign investment companies are not treated as “qualified foreign corporations.” Individuals (and certain other non-corporate entities) are generally eligible for a 20% deduction with respect to taxable ordinary dividends from REITs. Recently proposed IRS regulations allow a regulated investment company to pass through to its shareholders such taxable ordinary REIT dividends. Accordingly, individual (and certain other non-corporate) shareholders of a regulated investment company that have received taxable ordinary REIT dividends may be able to take advantage of this 20% deduction with respect to any such amounts passed through.

The excess of net long-term capital gains over net short-term capital losses realized, distributed and properly reported by a Fund, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares. Capital gain distributions made to individuals are generally subject to a maximum federal income tax rate of 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Net capital gains from assets held for one year or less will be taxed as ordinary income.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Shareholders receiving distributions in the form of additional shares will be taxed on the amount of such distribution and will have a cost basis for federal income tax purposes in each share received equal to the amount of the cash the shareholder could have received. Shareholders will be notified annually as to the U.S. federal tax status of distributions.

If the NAV of shares is reduced below a shareholder’s cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a partial return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

Distributions in excess of a Fund’s current and accumulated earnings and profits are treated as a tax-free return of a shareholder’s investment to the extent of the shareholder’s basis in the shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces the shareholder’s basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of shares. A distribution will reduce a Fund’s NAV per share and may be taxable to a shareholder as ordinary income or capital gain even though, from an economic standpoint, the distribution may constitute a return of capital.

SALE, EXCHANGE, OR REDEMPTION OF SHARES

Upon a redemption, sale or exchange of shares of a Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and the rate of tax will depend upon the shareholder’s holding period for the shares. If an individual shareholder has held the shares as a capital asset for more than one year, the maximum current federal income tax rate is generally 15% or 20%, depending on whether the shareholder’s income exceeds certain threshold amounts. Any loss realized on a redemption, sale or exchange also will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term loss to the extent of such distribution.

The Code requires the Funds to report to the Internal Revenue Service, and furnish to Fund shareholders, cost basis information for Fund shares purchased on or after January 1, 2012 and sold on or after that date. The Funds will permit Fund shareholders to elect from among several cost basis methods accepted by the Internal Revenue Service, including average cost. In the absence of an election by a shareholder, the Funds will use the average cost method with respect to that shareholder.

If, within 90 days after purchasing Fund shares with a sales charge, a shareholder exchanges the shares and acquires new shares at a reduced (or without any) sales charge pursuant to a right acquired with the original shares prior to February 1st of the calendar year following the initial acquisition of Fund shares, prior to February 1st of the calendar year following the initial acquisition of Fund shares, then the shareholder may not take the original sales charge into account in determining the shareholder’s gain or loss on the disposition of the shares. Gain or loss will generally be determined by excluding all or a portion of the sales charge from the shareholder’s tax basis in the exchanged shares, and the amount excluded will be treated as an amount paid for the new shares.

BACKUP WITHHOLDING

The Funds generally will be required to withhold federal income tax at a current rate of 24% (“backup withholding”) from dividends paid, capital gain distributions, and redemption proceeds to shareholders if: (1) the shareholder fails to furnish the Funds with the shareholder’s correct taxpayer identification number or social security number; (2) the IRS notifies the shareholder or the Funds that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect; or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder’s federal income tax liability.

OTHER TAXATION

Distributions may be subject to additional state and local taxes, depending on each shareholder’s particular situation.

FOREIGN SHAREHOLDERS

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, or foreign corporation or foreign partnership (“foreign shareholder”), depends on whether the income from a Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including distributions of any net short-term capital gains) will generally be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Note that the preferential rate of tax applicable to qualified dividend income (discussed above) does not apply to dividends paid to foreign shareholders. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a Fund, and distributions of net long-term capital gains that are reported as capital gain dividends. If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of a Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations. If the Funds elect to report distributions derived from certain U.S. source interest and short-term capital gains, such distributions may be paid to foreign shareholders free of withholding. However, depending on the circumstances, a Fund may report all, some or none of the Fund’s potentially eligible dividends as eligible for this exemption, and a portion of the Fund’s distributions (e.g. interest from non-U.S. sources or any foreign currency gains) would be ineligible for this potential exemption from withholding.

The Funds are required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Funds, including the applicability of the U.S. estate tax and foreign taxes.

FUND INVESTMENTS

Market Discount. If a Fund purchases a debt security in the secondary market at a price lower than the stated redemption price at maturity of such debt security, the excess of the stated redemption price over the purchase price is “market discount.” If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by a Fund in respect of each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, a Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund, at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity, which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the “accrued market discount” not previously taken into account.

Original Issue Discount. Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although a Fund receives no actual cash income from such a discount, original issue discount that accrues on debt securities in a given year generally are treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by a Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount generally represents market discount for federal income tax purposes (see above).

Options, Futures and Forward Contracts. Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which a Fund may invest may be “section 1256 contracts.” Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by a Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized.

Transactions in options, futures and forward contracts undertaken by a Fund may result in “straddles” for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including any interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Funds may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Funds are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Funds, which are characterized as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a Fund that did not engage in such transactions.

Certain hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to a “qualifying dividend,” to instead be subject to the rate of tax applicable to ordinary income.

Constructive Sales. Under certain circumstances, the Funds may recognize gain from a constructive sale of an “appreciated financial position” it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, a Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon a Fund’s holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on a Fund’s holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of a Fund’s taxable year and the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed.

FOREIGN TAX ISSUES

Passive Foreign Investment Companies. The Funds may invest in stocks of foreign companies that are considered as passive foreign investment companies (“PFICs”) under the Code. In general, a foreign company is considered a PFIC if at least 50% of its assets constitute investment-type assets or 75% or more of its gross income constitutes investment-type income. In general, under the PFIC rules, an “excess distribution” received with respect to PFIC stock is treated as having been realized ratably over the period during which the Funds held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to that Fund’s holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though that Fund distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are characterized as ordinary income.

The Funds may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, each Fund may be able to elect to mark to market its PFIC stock, resulting in the stock being treated as having been sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported by a Fund as ordinary income, and mark-to-market losses and any loss from an actual disposition of the Fund’s shares would be deductible by the Fund as ordinary losses to the extent of any net mark-to-market gains included in income in prior taxable years.

Alternatively, a Fund may be able to elect to treat a PFIC investment as a “qualified electing fund” upon the condition precedent that the PFIC furnishes a PFIC annual information statement to the Fund. Under this election the Fund would be required to annually recognize its pro-rata share of net income and net capital gains of the PFIC regardless of whether they are actually distributed by the PFIC.

Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject each Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock. Note that distributions from a PFIC are not eligible for the reduced rate of tax on “qualifying dividends.”

Foreign Taxes. Income received by the Funds from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, or if at least 50% of the value of a Fund’s total assets at the close of each quarter of its taxable year is represented by interests in other regulated investment companies, and the Fund distributes at least 90% of its investment company taxable income, that Fund will be eligible and may (or may not) elect to “pass through” to that Fund’s shareholders the amount of qualifying foreign taxes paid by the Fund (the “pass-through election”). Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the qualifying foreign taxes paid by a Fund, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign income and similar taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). No credit may be claimed by a shareholder with respect to Fund shares that have been held less than 16 days. Each shareholder will be notified after the close of a Fund’s taxable year whether the foreign taxes paid by the Fund will “pass through” for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund’s income flows through to its shareholders. With respect to each Fund, gains from the sale of securities may be treated as derived from U.S. sources and certain currency fluctuation gains including fluctuation gains from foreign currency denominated debt securities, receivables and payables, may be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by a Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund. If a Fund is not eligible to, or does not, make the pass-through election, the foreign income taxes it pays generally will reduce investment company taxable income and the distributions by a Fund will be treated as United States source income. Furthermore, the amount of the foreign tax credit that is available to a shareholder may be limited to the extent that dividends from a foreign corporation qualify for the lower tax rate on “qualifying dividends.”

Foreign Currency. Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as “section 988” gains and losses, may increase or decrease the amount of a Fund’s net investment income to be distributed to its shareholders as ordinary income. For example, fluctuations in exchange rates may increase the amount of income that each Fund must distribute in order to qualify for treatment as a regulated investment company and to prevent application of an excise tax on undistributed income. Alternatively, fluctuations in exchange rates may decrease or eliminate income available for distribution. If section 988 losses exceed other net investment income during a taxable year, a Fund would not be able to make ordinary dividend distributions, and any distributions made before the losses were realized would be recharacterized as a return of capital to shareholders for federal income tax purposes, rather than as an ordinary dividend, reducing each shareholder’s basis in his or her Fund shares.

As described above, at least 90% of a Fund’s gross income for each taxable year must be Qualifying Income. The Code expressly confers upon the Secretary of the Treasury of the United States the authority to issue tax regulations that would exclude income and gains from investments in foreign currencies from treatment as Qualifying Income in cases in which the foreign currency income or gains are not directly related to the company’s principal business of investing in stocks or securities (or options or futures with respect to such stocks or securities). In light of this grant of regulatory authority, there is no assurance that the Secretary will not issue such regulations. Moreover, there is a remote possibility that such regulations may be applied retroactively, which could affect the ability of a Fund to qualify as a RIC.

OTHER INFORMATION

CAPITALIZATION

The Trust is an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on March 2, 2016. The Funds were previously series of HSBC Funds or HSBC Advisor Funds Trust, different legal entities organized as a Massachusetts business trust and New York trust, respectively (together, the “Predecessor Trusts”). In 2016, at a special meeting of shareholders, the shareholders of each series of the Predecessor Trusts (the “Predecessor Funds”) approved the reorganization of the Predecessor Funds with and into corresponding “shell” series of the Trust. The shell series of the Trust succeeded to the accounting and performance histories of the Predecessor Funds. Any historical information provided for a Fund that relates to periods prior to June 24, 2016 is that of the corresponding Predecessor Fund.

The HSBC Predecessor Trust was a Massachusetts business trust established under a Declaration of Trust dated April 22, 1987, as a successor to two previously-existing Massachusetts business trusts, Fund Trust Tax-Free Trust (organized on July 30, 1986) and Fund Vest (organized on July 17, 1984, and since renamed Fund Source). Prior to October 3, 1994, the name of the Predecessor Trust was “Fund Trust.” Prior to April 12, 2001, the name of the Predecessor Trust was “Republic Funds.” Prior to February 28, 2012, the name of the Predecessor Trust was “HSBC Investor Funds.” The HSBC Advisor Funds Trust Predecessor Trust was a Massachusetts business trust established under a Declaration of Trust dated April 5, 1996.

The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board may establish additional series (with different investment objectives and fundamental policies) and classes of shares within each series at any time in the future. Establishment and offering of additional classes or series will not alter the rights of the Funds’ shareholders.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board has appointed PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm of the Trust. PwC audits the Trust’s annual financial statements and prepares the Trust’s income tax returns. PwC’s address is 300 Madison Ave., New York, NY 10017.

COUNSEL

Dechert LLP, 1900 K Street, N.W., Washington, D.C. 20006, advises on certain legal matters in connection with the shares of the Funds offered by the Trust, and also acts as counsel to the Trust. Stradley Ronon Stevens & Young, LLP, 2000 K Street, N.W. Suite 700, Washington, D.C. 20006, acts as counsel to the Independent Trustees of the Trust.

CODE OF ETHICS

The Trust, and each of the Adviser, the Subadviser and Citi have adopted a code of ethics, as required by applicable law, including Rule 17j-1 under the 1940 Act, which is designed to prevent affiliated persons of the Trust, the Adviser, the Subadviser and Citi from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code). Each Code sets forth restrictions with respect to certain transaction and contains preclearance and reporting obligations.

REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust’s registration statement filed with the SEC under the 1933 Act with respect to shares of a Fund, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be obtained on the SEC’s website at http://www.sec.gov or copies of this information may be obtained after paying a duplicating fee, by electronic request, at the following email address: publicinfo@sec.gov.

Statements contained herein and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document that was filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

Each Fund’s current audited financial statements (and the audited financial statements of the Portfolio) dated October 31, 2021 have been audited by PwC, an independent registered public accounting firm, as indicated in its report with respect thereto, and are hereby incorporated herein by reference from the Annual Report of the Funds dated October 31, 2021, as filed with the SEC. Copies of the report will be provided without charge to each person receiving this SAI.

SHAREHOLDER INQUIRIES

All shareholder inquiries should be directed to the Trust, P.O. Box 219691, Kansas City, MO 64121-9691.

GENERAL AND ACCOUNT INFORMATION: (800) 782-8183 (TOLL FREE)

APPENDIX A

DESCRIPTION OF SECURITY RATINGS

STANDARD & POOR’S

Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations:

•           Likelihood of payment – capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•            Nature of and provisions of the obligation;

•            Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA            An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA              An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A                An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB            An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C            Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB              An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse

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business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B            An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC      An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC          An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C            A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D            An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or            The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to Minus (-)               show relative standing within the major rating categories.

NR This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Municipal Short-Term Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

•            Amortization schedule – the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•            Source of payment – the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1               Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2               Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3               Speculative capacity to pay principal and interest.

Short-Term Issue Credit Ratings

A-1                A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2               A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3               A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Variable Rate Demand Obligations:

Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

MOODY’S INVESTORS SERVICE (“Moody’s”)

Long-Term Obligation Ratings

Moody’s long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa                Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa                  Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A                    Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa                Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba                  Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B                    Obligations rated B are considered speculative and are subject to high credit risk.

Caa                Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca                  Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C                    Obligations rated C are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.

Note Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

U.S. Municipal Short Term Obligation Ratings

MIG 1           This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2            This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3            This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG                   This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents

Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1                This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2                This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3                This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Short-Term Obligation Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1                         Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2                         Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3                         Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short term obligations.

NP                         Issuers (or supporting institutions) rated “Not Prime” do not fall within any of the Prime rating categories.

Note:                     Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

FITCH, INC. (“Fitch Ratings”)

Corporate Finance Obligations – Long-Term Rating Scales

Ratings of individual securities or financial obligations of a corporate issuer address relative vulnerability to default on an ordinal scale. In addition, for financial obligations in corporate finance, a measure of recovery given default on that liability is also included in the rating assessment. This notably applies to covered bonds ratings, which incorporate both an indication of the probability of default and of the recovery given a default of this debt instrument.

The relationship between issuer scale and obligation scale assumes an historical average recovery of between 30%–50% on the senior, unsecured obligations of an issuer. As a result, individual obligations of entities, such as corporations, are assigned ratings higher, lower, or the same as that entity’s issuer rating or Issuer Default Rating (“IDR”).

AAA                     Highest credit quality. ‘AAA’ denotes the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA                       Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A                           High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB                      Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB                         Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B                            Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC                       Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC                         Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C                            Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics.

This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Notes:                   The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘B’.

The subscript ‘emr’ is appended to a rating to denote embedded market risk which is beyond the scope of the rating. The designation is intended to make clear that the rating solely addresses the counterparty risk of the issuing bank. It is not meant to indicate any limitation in the analysis of the counterparty risk, which in all other respects follows published Fitch criteria for analyzing the issuing financial institution. Fitch does not rate these instruments where the principal is to any degree subject to market risk.

Short-Term Ratings Assigned to Obligations in Corporate, Public and Structured Finance

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F-1                         Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F-2                         Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F-3                         Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B                           Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C                            High short-term default risk. Default is a real possibility.

RD                        Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D                            Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

UNITED STATES

Concise Proxy Voting Guidelines
Benchmark Policy Recommendations

Effective for Meetings on or after February 1, 2020
Published December 11, 2019

ISSGOVERNANCE.COM
© 2019 | Institutional Shareholder Services and/or its affiliates

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CONCISE PROXY VOTING GUIDELINES

The policies contained herein are a sampling only of selected key ISS U.S. proxy voting guidelines, and are not intended to be exhaustive. The complete guidelines can be found at:

https://www.issgovernance.com/policy-gateway/voting-policies/

Board of Directors

Voting on Director Nominees in Uncontested Elections

General Recommendation: Generally vote for director nominees, except under the following circumstances (with new nominees[1] considered on case-by-case basis):

Independence

Vote against2 or withhold from non-independent directors (Executive Directors and Non-Independent Non-Executive Directors per ISS’ Classification of Directors) when:

▪	Independent directors comprise 50 percent or less of the board;
▪	The non-independent director serves on the audit, compensation, or nominating committee;
▪	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee; or
▪	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee.

Composition

Attendance at Board and Committee Meetings: Generally vote against or withhold from directors (except nominees who served only part of the fiscal year3) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:

▪	Medical issues/illness;
▪	Family emergencies; and
▪	Missing only one meeting (when the total of all meetings is three or fewer).

1 A “new nominee” is a director who is being presented for election by shareholders for the first time. Recommendations on new nominees who have served for less than one year are made on a case-by-case basis depending on the timing of their appointment and the problematic governance issue in question.

2 In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

3 Nominees who served for only part of the fiscal year are generally exempted from the attendance policy.

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In cases of chronic poor attendance without reasonable justification, in addition to voting against the director(s) with poor attendance, generally vote against or withhold from appropriate members of the nominating/governance committees or the full board.

If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote against or withhold from the director(s) in question.

Overboarded Directors: Generally vote against or withhold from individual directors who:

▪	Sit on more than five public company boards; or
▪	Are CEOs of public companies who sit on the boards of more than two public companies besides their own—withhold only at their outside boards[4].

Diversity: For companies in the Russell 3000 or S&P 1500 indices, generally vote against or withhold from the chair of the nominating committee (or other directors on a case-by-case basis) at companies where there are no women on the company’s board. Mitigating factors include:

▪	Until Feb. 1, 2021, a firm commitment, as stated in the proxy statement, to appoint at least one woman to the board within a year;
▪	The presence of a woman on the board at the preceding annual meeting and a firm commitment to appoint at least one woman to the board within a year; or
▪	Other relevant factors as applicable.

Responsiveness

Vote case-by-case on individual directors, committee members, or the entire board of directors as appropriate if:

▪	The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year or failed to act on a management proposal seeking to ratify an existing charter/bylaw provision that received opposition of a majority of the shares cast in the previous year. Factors that will be considered are:
▪	Disclosed outreach efforts by the board to shareholders in the wake of the vote;
▪	Rationale provided in the proxy statement for the level of implementation;
▪	The subject matter of the proposal;
▪	The level of support for and opposition to the resolution in past meetings;
▪	Actions taken by the board in response to the majority vote and its engagement with shareholders;
▪	The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and
▪	Other factors as appropriate.
▪	The board failed to act on takeover offers where the majority of shares are tendered;

4 Although all of a CEO’s subsidiary boards with publicly-traded common stock will be counted as separate boards, ISS will not recommend a withhold vote for the CEO of a parent company board or any of the controlled (>50 percent ownership) subsidiaries of that parent but may do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationships.

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▪	At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote.

Vote case-by-case on Compensation Committee members (or, in exceptional cases, the full board) and the Say on Pay proposal if:

▪	The company’s previous say-on-pay received the support of less than 70 percent of votes cast. Factors that will be considered are:
▪	The company’s response, including:
▪	Disclosure of engagement efforts with major institutional investors, including the frequency and timing of engagements and the company participants (including whether independent directors participated);
▪	Disclosure of the specific concerns voiced by dissenting shareholders that led to the say-on-pay opposition;
▪	Disclosure of specific and meaningful actions taken to address shareholders’ concerns;
▪	Other recent compensation actions taken by the company;
▪	Whether the issues raised are recurring or isolated;
▪	The company’s ownership structure; and
▪	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.
▪	The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the plurality of votes cast.

Accountability

Problematic Takeover Defenses/Governance Structure

Poison Pills: Vote against or withhold from all nominees (except new nominees1, who should be considered case-by-case) if:

▪	The company has a poison pill that was not approved by shareholders[5]. However, vote case-by-case on nominees if the board adopts an initial pill with a term of one year or less, depending on the disclosed rationale for the adoption, and other factors as relevant (such as a commitment to put any renewal to a shareholder vote).
▪	The board makes a material adverse modification to an existing pill, including, but not limited to, extension, renewal, or lowering the trigger, without shareholder approval.

Classified Board Structure: The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.

Removal of Shareholder Discretion on Classified Boards: The company has opted into, or failed to opt out of, state laws requiring a classified board structure.

Director Performance Evaluation: The board lacks mechanisms to promote accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one-, three-, and

5 Public shareholders only, approval prior to a company’s becoming public is insufficient.

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five-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s operational metrics and other factors as warranted. Problematic provisions include but are not limited to:

▪	A classified board structure;
▪	A supermajority vote requirement;
▪	Either a plurality vote standard in uncontested director elections, or a majority vote standard in contested elections;
▪	The inability of shareholders to call special meetings;
▪	The inability of shareholders to act by written consent;
▪	A multi-class capital structure; and/or
▪	A non-shareholder-approved poison pill.

Unilateral Bylaw/Charter Amendments and Problematic Capital Structures: Generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees1, who should be considered case-by-case) if the board amends the company’s bylaws or charter without shareholder approval in a manner that materially diminishes shareholders’ rights or that could adversely impact shareholders, considering the following factors:

▪	The board’s rationale for adopting the bylaw/charter amendment without shareholder ratification;
▪	Disclosure by the company of any significant engagement with shareholders regarding the amendment;
▪	The level of impairment of shareholders’ rights caused by the board’s unilateral amendment to the bylaws/charter;
▪	The board’s track record with regard to unilateral board action on bylaw/charter amendments or other entrenchment provisions;
▪	The company’s ownership structure;
▪	The company’s existing governance provisions;
▪	The timing of the board’s amendment to the bylaws/charter in connection with a significant business development; and
▪	Other factors, as deemed appropriate, that may be relevant to determine the impact of the amendment on shareholders.

Unless the adverse amendment is reversed or submitted to a binding shareholder vote, in subsequent years vote case-by-case on director nominees. Generally vote against (except new nominees1, who should be considered case-by-case) if the directors:

▪	Classified the board;
▪	Adopted supermajority vote requirements to amend the bylaws or charter; or
▪	Eliminated shareholders’ ability to amend bylaws.

Problematic Capital Structure - Newly Public Companies: For newly public companies6, generally vote against or withhold from the entire board (except new nominees1, who should be considered case-by-case) if, prior to or in connection with the company’s public offering, the company or its board implemented a multi-class capital structure in which the classes have unequal voting rights without subjecting the multi-class capital structure to a reasonable time-based sunset. In assessing the reasonableness of a time-based sunset provision, consideration will be given to the company’s lifespan, its post-IPO ownership structure and the board’s disclosed rationale for the

6 Newly-public companies generally include companies that emerge from bankruptcy, spin-offs, direct listings, and those who complete a traditional initial public offering.

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sunset period selected. No sunset period of more than seven years from the date of the IPO will be considered to be reasonable.

Continue to vote against or withhold from incumbent directors in subsequent years, unless the problematic capital structure is reversed or removed.

Problematic Governance Structure - Newly Public Companies: For newly public companies6, generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees1, who should be considered case-by-case) if, prior to or in connection with the company’s public offering, the company or its board adopted the following bylaw or charter provisions that are considered to be materially adverse to shareholder rights:

▪	Supermajority vote requirements to amend the bylaws or charter;
▪	A classified board structure; or
▪	Other egregious provisions.

A reasonable sunset provision will be considered a mitigating factor.

Unless the adverse provision is reversed or removed, vote case-by-case on director nominees in subsequent years.

Management Proposals to Ratify Existing Charter or Bylaw Provisions: Vote against/withhold from individual directors, members of the governance committee, or the full board, where boards ask shareholders to ratify existing charter or bylaw provisions considering the following factors:

▪	The presence of a shareholder proposal addressing the same issue on the same ballot;
▪	The board’s rationale for seeking ratification;
▪	Disclosure of actions to be taken by the board should the ratification proposal fail;
▪	Disclosure of shareholder engagement regarding the board’s ratification request;
▪	The level of impairment to shareholders’ rights caused by the existing provision;
▪	The history of management and shareholder proposals on the provision at the company’s past meetings;
▪	Whether the current provision was adopted in response to the shareholder proposal;
▪	The company’s ownership structure; and
▪	Previous use of ratification proposals to exclude shareholder proposals.

Restrictions on Shareholders’ Rights

Restricting Binding Shareholder Proposals: Generally vote against or withhold from the members of the governance committee if:

▪	The company’s governing documents impose undue restrictions on shareholders’ ability to amend the bylaws. Such restrictions include but are not limited to: outright prohibition on the submission of binding shareholder proposals or share ownership requirements, subject matter restrictions, or time holding requirements in excess of SEC Rule 14a-8. Vote against or withhold on an ongoing basis.

Submission of management proposals to approve or ratify requirements in excess of SEC Rule 14a-8 for the submission of binding bylaw amendments will generally be viewed as an insufficient restoration of shareholders’ rights. Generally continue to vote against or withhold on an ongoing basis until shareholders are provided with an unfettered ability to amend the bylaws or a proposal providing for such unfettered right is submitted for shareholder approval.

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Problematic Audit-Related Practices

Generally vote against or withhold from the members of the Audit Committee if:

▪	The non-audit fees paid to the auditor are excessive;
▪	The company receives an adverse opinion on the company’s financial statements from its auditor; or
▪	There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote case-by-case on members of the Audit Committee and potentially the full board if:

▪	Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence, and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether withhold/against votes are warranted.

Problematic Compensation Practices

In the absence of an Advisory Vote on Executive Compensation (Say on Pay) ballot item or in egregious situations, vote against or withhold from the members of the Compensation Committee and potentially the full board if:

▪	There is an unmitigated misalignment between CEO pay and company performance (pay for performance);
▪	The company maintains significant problematic pay practices; or
▪	The board exhibits a significant level of poor communication and responsiveness to shareholders.

Generally vote against or withhold from the Compensation Committee chair, other committee members, or potentially the full board if:

▪	The company fails to include a Say on Pay ballot item when required under SEC provisions, or under the company’s declared frequency of say on pay; or
▪	The company fails to include a Frequency of Say on Pay ballot item when required under SEC provisions.

Generally vote against members of the board committee responsible for approving/setting non-employee director compensation if there is a pattern (i.e. two or more years) of awarding excessive non-employee director compensation without disclosing a compelling rationale or other mitigating factors.

Problematic Pledging of Company Stock:

Vote against the members of the committee that oversees risks related to pledging, or the full board, where a significant level of pledged company sto1ck by executives or directors raises concerns. The following factors will be considered:

▪	The presence of an anti-pledging policy, disclosed in the proxy statement, that prohibits future pledging activity;
▪	The magnitude of aggregate pledged shares in terms of total common shares outstanding, market value, and trading volume;
▪	Disclosure of progress or lack thereof in reducing the magnitude of aggregate pledged shares over time;
▪	Disclosure in the proxy statement that shares subject to stock ownership and holding requirements do not include pledged company stock; and
▪	Any other relevant factors.

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Governance Failures

Under extraordinary circumstances, vote against or withhold from directors individually, committee members, or the entire board, due to:

▪	Material failures of governance, stewardship, risk oversight[7], or fiduciary responsibilities at the company;
▪	Failure to replace management as appropriate; or
▪	Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Voting on Director Nominees in Contested Elections

Vote-No Campaigns

General Recommendation: In cases where companies are targeted in connection with public “vote-no” campaigns, evaluate director nominees under the existing governance policies for voting on director nominees in uncontested elections. Take into consideration the arguments submitted by shareholders and other publicly available information.

Proxy Contests/Proxy Access — Voting for Director Nominees in Contested Elections

General Recommendation: Vote case-by-case on the election of directors in contested elections, considering the following factors:

▪	Long-term financial performance of the company relative to its industry;
▪	Management’s track record;
▪	Background to the contested election;
▪	Nominee qualifications and any compensatory arrangements;
▪	Strategic plan of dissident slate and quality of the critique against management;
▪	Likelihood that the proposed goals and objectives can be achieved (both slates); and
▪	Stock ownership positions.

In the case of candidates nominated pursuant to proxy access, vote case-by-case considering any applicable factors listed above or additional factors which may be relevant, including those that are specific to the company, to the nominee(s) and/or to the nature of the election (such as whether there are more candidates than board seats).

Independent Board Chair

General Recommendation: Generally vote for shareholder proposals requiring that the board chair position be filled by an independent director, taking into consideration the following:

▪	The scope and rationale of the proposal;
▪	The company’s current board leadership structure;
▪	The company’s governance structure and practices;
▪	Company performance; and
▪	Any other relevant factors that may be applicable.

The following factors will increase the likelihood of a “for” recommendation:

7 Examples of failure of risk oversight include but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; significant adverse legal judgments or settlement; or hedging of company stock.

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▪	A majority non-independent board and/or the presence of non-independent directors on key board committees;
▪	A weak or poorly-defined lead independent director role that fails to serve as an appropriate counterbalance to a combined CEO/chair role;
▪	The presence of an executive or non-independent chair in addition to the CEO, a recent recombination of the role of CEO and chair, and/or departure from a structure with an independent chair;
▪	Evidence that the board has failed to oversee and address material risks facing the company;
▪	A material governance failure, particularly if the board has failed to adequately respond to shareholder concerns or if the board has materially diminished shareholder rights; or
▪	Evidence that the board has failed to intervene when management’s interests are contrary to shareholders’ interests.

Proxy Access

General Recommendation: Generally vote for management and shareholder proposals for proxy access with the following provisions:

▪	Ownership threshold: maximum requirement not more than three percent (3%) of the voting power;
▪	Ownership duration: maximum requirement not longer than three (3) years of continuous ownership for each member of the nominating group;
▪	Aggregation: minimal or no limits on the number of shareholders permitted to form a nominating group;
▪	Cap: cap on nominees of generally twenty-five percent (25%) of the board.

Review for reasonableness any other restrictions on the right of proxy access.

Generally vote against proposals that are more restrictive than these guidelines.

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Shareholder Rights & Defenses

Ratification Proposals: Management Proposals to Ratify Existing Charter or Bylaw Provisions

General Recommendation: Generally vote against management proposals to ratify provisions of the company’s existing charter or bylaws, unless these governance provisions align with best practice.

In addition, voting against/withhold from individual directors, members of the governance committee, or the full board may be warranted, considering:

▪	The presence of a shareholder proposal addressing the same issue on the same ballot;
▪	The board’s rationale for seeking ratification;
▪	Disclosure of actions to be taken by the board should the ratification proposal fail;
▪	Disclosure of shareholder engagement regarding the board’s ratification request;
▪	The level of impairment to shareholders’ rights caused by the existing provision;
▪	The history of management and shareholder proposals on the provision at the company’s past meetings;
▪	Whether the current provision was adopted in response to the shareholder proposal;
▪	The company’s ownership structure; and
▪	Previous use of ratification proposals to exclude shareholder proposals.

Capital/Restructuring

Common Stock Authorization

General Recommendation: Vote for proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote against proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

Vote against proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

Vote case-by-case on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

▪	Past Board Performance:
▪	The company’s use of authorized shares during the last three years;

▪	The Current Request:
▪	Disclosure in the proxy statement of the specific purposes of the proposed increase;
▪	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and
▪	The dilutive impact of the request as determined relative to an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns.

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ISS will apply the relevant allowable increase below to requests to increase common stock that are for general corporate purposes (or to the general corporate purposes portion of a request that also includes a specific need):

A.	Most companies: 100 percent of existing authorized shares.
B.	Companies with less than 50 percent of existing authorized shares either outstanding or reserved for issuance: 50 percent of existing authorized shares.
C.	Companies with one- and three-year total shareholder returns (TSRs) in the bottom 10 percent of the U.S. market as of the end of the calendar quarter that is closest to their most recent fiscal year end: 50 percent of existing authorized shares.
D.	Companies at which both conditions (B and C) above are both present: 25 percent of existing authorized shares.

If there is an acquisition, private placement, or similar transaction on the ballot (not including equity incentive plans) that ISS is recommending FOR, the allowable increase will be the greater of (i) twice the amount needed to support the transactions on the ballot, and (ii) the allowable increase as calculated above.

Share Repurchase Programs

General Recommendation: For U.S.-incorporated companies, and foreign-incorporated U.S. Domestic Issuers that are traded solely on U.S. exchanges, vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms, or to grant the board authority to conduct open-market repurchases, in the absence of company-specific concerns regarding:

▪	Greenmail,
▪	The use of buybacks to inappropriately manipulate incentive compensation metrics,
▪	Threats to the company’s long-term viability, or
▪	Other company-specific factors as warranted.

Vote case-by-case on proposals to repurchase shares directly from specified shareholders, balancing the stated rationale against the possibility for the repurchase authority to be misused, such as to repurchase shares from insiders at a premium to market price.

Share Repurchase Programs Shareholder Proposals

General Recommendation: Generally vote against shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote for the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.

▪	Financial issues - company’s financial situation; degree of need for capital; use of proceeds; effect of the financing on the company’s cost of capital;
▪	Management’s efforts to pursue other alternatives;
▪	Control issues - change in management; change in control, guaranteed board and committee seats; standstill provisions; voting agreements; veto power over certain corporate actions; and
▪	Conflict of interest - arm’s length transaction, managerial incentives.

Vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Mergers and Acquisitions

General Recommendation: Vote case-by-case on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

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▪	Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction, and strategic rationale.
▪	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.
▪	Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.
▪	Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.
▪	Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the “ISS Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.
▪	Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Compensation

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.	Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;
2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;
3.	Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);
4.	Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;
5.	Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors is reasonable and does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

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Advisory Votes on Executive Compensation—Management Proposals (Say-on-Pay)

General Recommendation: Vote case-by-case on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

Vote against Advisory Votes on Executive Compensation (Say-on-Pay or “SOP”) if:

▪	There is an unmitigated misalignment between CEO pay and company performance (pay for performance);
▪	The company maintains significant problematic pay practices;
▪	The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote against or withhold from the members of the Compensation Committee and potentially the full board if:

▪	There is no SOP on the ballot, and an against vote on an SOP would otherwise be warranted due to pay-for-performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;
▪	The board fails to respond adequately to a previous SOP proposal that received less than 70 percent support of votes cast;
▪	The company has recently practiced or approved problematic pay practices, such as option repricing or option backdating; or
▪	The situation is egregious.

Primary Evaluation Factors for Executive Pay

Pay-for-Performance Evaluation

ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the S&P1500, Russell 3000, or Russell 3000E Indices8, this analysis considers the following:

1.	Peer Group[9] Alignment:

▪	The degree of alignment between the company’s annualized TSR rank and the CEO’s annualized total pay rank within a peer group, each measured over a three-year period.
▪	The rankings of CEO total pay and company financial performance within a peer group, each measured over a three-year period.
▪	The multiple of the CEO’s total pay relative to the peer group median in the most recent fiscal year.

2.	Absolute Alignment[10] – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

8 The Russell 3000E Index includes approximately 4,000 of the largest U.S. equity securities.

9 The revised peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for certain financial firms), GICS industry group, and company’s selected peers’ GICS industry group, with size constraints, via a process designed to select peers that are comparable to the subject company in terms of revenue/assets and industry, and also within a market-cap bucket that is reflective of the company’s. For Oil, Gas & Consumable Fuels companies, market cap is the only size determinant.

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If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of companies outside the Russell indices, a misalignment between pay and performance is otherwise suggested, our analysis may include any of the following qualitative factors, as relevant to an evaluation of how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:

▪	The ratio of performance- to time-based incentive awards;
▪	The overall ratio of performance-based compensation to fixed or discretionary pay;
▪	The rigor of performance goals;
▪	The complexity and risks around pay program design;
▪	The transparency and clarity of disclosure;
▪	The company’s peer group benchmarking practices;
▪	Financial/operational results, both absolute and relative to peers;
▪	Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e.g., bi-annual awards);
▪	Realizable pay[11] compared to grant pay; and
▪	Any other factors deemed relevant.

Problematic Pay Practices

The focus is on executive compensation practices that contravene the global pay principles, including:

▪	Problematic practices related to non-performance-based compensation elements;
▪	Incentives that may motivate excessive risk-taking or present a windfall risk; and
▪	Pay decisions that circumvent pay-for-performance, such as options backdating or waiving performance requirements.

Problematic Pay Practices related to Non-Performance-Based Compensation Elements

Pay elements that are not directly based on performance are generally evaluated case-by-case considering the context of a company’s overall pay program and demonstrated pay-for-performance philosophy. Please refer to ISS’ U.S. Compensation Policies FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

▪	Repricing or replacing of underwater stock options/SARs without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);
▪	Extraordinary perquisites or tax gross-ups;
▪	New or materially amended agreements that provide for:
▪	Excessive termination or CIC severance payments (generally exceeding 3 times base salary and average/target/most recent bonus);
▪	CIC severance payments without involuntary job loss or substantial diminution of duties (“single” or “modified single” triggers) or in connection with a problematic Good Reason definition;
▪	CIC excise tax gross-up entitlements (including “modified” gross-ups);

10 Only Russell 3000 Index companies are subject to the Absolute Alignment analysis.

11 ISS research reports include realizable pay for S&P1500 companies.

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▪	Multi-year guaranteed awards that are not at risk due to rigorous performance conditions;
▪	Liberal CIC definition combined with any single-trigger CIC benefits;
▪	Insufficient executive compensation disclosure by externally-managed issuers (EMIs) such that a reasonable assessment of pay programs and practices applicable to the EMI’s executives is not possible;
▪	Any other provision or practice deemed to be egregious and present a significant risk to investors.

Compensation Committee Communications and Responsiveness

Consider the following factors case-by-case when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:

▪	Failure to respond to majority-supported shareholder proposals on executive pay topics; or
▪	Failure to adequately respond to the company’s previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:
▪	Disclosure of engagement efforts with major institutional investors, including the frequency and timing of engagements and the company participants (including whether independent directors participated);
▪	Disclosure of the specific concerns voiced by dissenting shareholders that led to the say-on-pay opposition;
▪	Disclosure of specific and meaningful actions taken to address shareholders’ concerns;
▪	Other recent compensation actions taken by the company;
▪	Whether the issues raised are recurring or isolated;
▪	The company’s ownership structure; and
▪	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Equity-Based and Other Incentive Plans

Please refer to ISS’ U.S. Equity Compensation Plans FAQ document for additional details on the Equity Plan Scorecard policy.

General Recommendation: Vote case-by-case on certain equity-based compensation plans[12] depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated using an “Equity Plan Scorecard” (EPSC) approach with three pillars:

▪	Plan Cost: The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:
▪	SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and
▪	SVT based only on new shares requested plus shares remaining for future grants.

▪	Plan Features:

12 Proposals evaluated under the EPSC policy generally include those to approve or amend (1) stock option plans for employees and/or employees and directors, (2) restricted stock plans for employees and/or employees and directors, and (3) omnibus stock incentive plans for employees and/or employees and directors; amended plans will be further evaluated case-by-case.

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▪	Quality of disclosure around vesting upon a change in control (CIC);
▪	Discretionary vesting authority;
▪	Liberal share recycling on various award types;
▪	Lack of minimum vesting period for grants made under the plan;
▪	Dividends payable prior to award vesting.

▪	Grant Practices:
▪	The company’s three-year burn rate relative to its industry/market cap peers;
▪	Vesting requirements in CEO’s recent equity grants (3-year look-back);
▪	The estimated duration of the plan (based on the sum of shares remaining available and the new shares requested, divided by the average annual shares granted in the prior three years);
▪	The proportion of the CEO’s most recent equity grants/awards subject to performance conditions;
▪	Whether the company maintains a sufficient claw-back policy;
▪	Whether the company maintains sufficient post-exercise/vesting share-holding requirements.

Generally vote against the plan proposal if the combination of above factors indicates that the plan is not, overall, in shareholders’ interests, or if any of the following egregious factors (“overriding factors”) apply:

▪	Awards may vest in connection with a liberal change-of-control definition;
▪	The plan would permit repricing or cash buyout of underwater options without shareholder approval (either by expressly permitting it – for NYSE and Nasdaq listed companies – or by not prohibiting it when the company has a history of repricing – for non-listed companies);
▪	The plan is a vehicle for problematic pay practices or a significant pay-for-performance disconnect under certain circumstances;
▪	The plan is excessively dilutive to shareholders’ holdings;
▪	The plan contains an evergreen (automatic share replenishment) feature; or
▪	Any other plan features are determined to have a significant negative impact on shareholder interests.

Social and Environmental Issues

Global Approach

Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short or long term.

General Recommendation: Generally vote case-by-case, examining primarily whether implementation of the proposal is likely to enhance or protect shareholder value. The following factors will be considered:

▪	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;
▪	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;
▪	Whether the proposal’s request is unduly burdensome (scope or timeframe) or overly prescriptive;
▪	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;
▪	Whether there are significant controversies, fines, penalties, or litigation associated with the company’s environmental or social practices;

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▪	If the proposal requests increased disclosure or greater transparency, whether reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and
▪	If the proposal requests increased disclosure or greater transparency, whether implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Climate Change/Greenhouse Gas (GHG) Emissions

General Recommendation: Generally vote for resolutions requesting that a company disclose information on the financial, physical, or regulatory risks it faces related to climate change on its operations and investments or on how the company identifies, measures, and manages such risks, considering:

▪	Whether the company already provides current, publicly-available information on the impact that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;
▪	The company’s level of disclosure compared to industry peers; and
▪	Whether there are significant controversies, fines, penalties, or litigation associated with the company’s climate change-related performance.

Generally vote for proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:

▪	The company already discloses current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;
▪	The company’s level of disclosure is comparable to that of industry peers; and
▪	There are no significant, controversies, fines, penalties, or litigation associated with the company’s GHG emissions.

Vote case-by-case on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:

▪	Whether the company provides disclosure of year-over-year GHG emissions performance data;
▪	Whether company disclosure lags behind industry peers;
▪	The company’s actual GHG emissions performance;
▪	The company’s current GHG emission policies, oversight mechanisms, and related initiatives; and
▪	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions.

Board Diversity

General Recommendation: Generally vote for requests for reports on a company’s efforts to diversify the board, unless:

▪	The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; and
▪	The board already reports on its nominating procedures and gender and racial minority initiatives on the board and within the company.

Vote case-by-case on proposals asking a company to increase the gender and racial minority representation on its board, taking into account:

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▪	The degree of existing gender and racial minority diversity on the company’s board and among its executive officers;
▪	The level of gender and racial minority representation that exists at the company’s industry peers;
▪	The company’s established process for addressing gender and racial minority board representation;
▪	Whether the proposal includes an overly prescriptive request to amend nominating committee charter language;
▪	The independence of the company’s nominating committee;
▪	Whether the company uses an outside search firm to identify potential director nominees; and
▪	Whether the company has had recent controversies, fines, or litigation regarding equal employment practices.

Gender, Race, or Ethnicity Pay Gap

General Recommendation: Generally vote case-by-case on requests for reports on a company’s pay data by gender, race, or ethnicity, or a report on a company’s policies and goals to reduce any gender, race, or ethnicity pay gap, taking into account:

▪	The company’s current policies and disclosure related to both its diversity and inclusion policies and practices and its compensation philosophy on fair and equitable compensation practices;
▪	Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to gender, race, or ethnicity pay gap issues; and
▪	Whether the company’s reporting regarding gender, race, or ethnicity pay gap policies or initiatives is lagging its peers.

Sustainability Reporting

General Recommendation: Generally vote for proposals requesting that a company report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:

▪	The company already discloses similar information through existing reports or policies such as an environment, health, and safety (EHS) report; a comprehensive code of corporate conduct; and/or a diversity report; or
▪	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.

Lobbying

General Recommendation: Vote case-by-case on proposals requesting information on a company’s lobbying (including direct, indirect, and grassroots lobbying) activities, policies, or procedures, considering:

▪	The company’s current disclosure of relevant lobbying policies, and management and board oversight;
▪	The company’s disclosure regarding trade associations or other groups that it supports, or is a member of, that engage in lobbying activities; and
▪	Recent significant controversies, fines, or litigation regarding the company’s lobbying-related activities.

Political Contributions

General Recommendation: Generally vote for proposals requesting greater disclosure of a company’s political contributions and trade association spending policies and activities, considering:

▪	The company’s policies, and management and board oversight related to its direct political contributions and payments to trade associations or other groups that may be used for political purposes;
▪	The company’s disclosure regarding its support of, and participation in, trade associations or other groups that may make political contributions; and
▪	Recent significant controversies, fines, or litigation related to the company’s political contributions or political activities.

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Vote against proposals barring a company from making political contributions. Businesses are affected by legislation at the federal, state, and local level; barring political contributions can put the company at a competitive disadvantage.

Vote against proposals to publish in newspapers and other media a company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

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PART C

Other Information

ITEM 28. EXHIBITS

(a)	(1)	Amended and Restated Agreement and Declaration of Trust dated October 12, 2017. (5)
	(2)	Amended Schedule A dated December 11, 2019 to the Amended and Restated Agreement and Declaration of Trust. (8)
(b)		By-Laws dated March 10, 2016. (1)
(c)		Not applicable.
(d)	(1)(i)	Master Investment Advisory Contract, dated June 24, 2016, between HSBC Funds and HSBC Global Asset Management (USA) Inc. (1)
	(1)(ii)	Investment Advisory Contract Supplement, dated June 24, 2016, regarding HSBC U.S. Treasury Money Market Fund. (1)
	(1)(v)	Investment Advisory Contract Supplement, dated June 24, 2016, regarding HSBC U.S. Government Money Market Fund. (1)
	(1)(vi)	Investment Advisory Contract Supplement, dated June 24, 2016, regarding HSBC Opportunity Portfolio. (1)
	(1)(v)	Investment Advisory Contract Supplement, dated March 24, 2021, regarding HSBC ESG Prime Money Market Fund. (12)
	(2)	Sub-Advisory Agreement, dated June 24, 2016, between HSBC Global Asset Management (USA) Inc. and Westfield Capital Management L.P. regarding HSBC Opportunity Portfolio. (1)
(e)	(1)	Form of Selling Agreement. (1)
	(2)	Form of Dealer Agreement. (1)
	(3)	Distribution Agreement, dated May 31, 2017 between HSBC Funds and Foreside Distribution Services, L.P. (5)
	(4)	First Amendment to the Distribution Agreement, dated June 7, 2018, between HSBC Funds and Foreside Distribution Services, L.P. (6)
	(5)	Third Amendment to the Distribution Agreement, dated March 24, 2021, between HSBC Funds and Foreside Distribution Services, L.P. (12)
	(6)	Novation to the Distribution Agreement, dated September 30, 2021, between HSBC Funds and Foreside Distribution Services, L.P. (13)
(f)		Not applicable.
(g)	(1)	Custodian Agreement, dated November 1, 2006, between HSBC Funds and The Northern Trust Company. (3)
	(2)	Amended Schedule B to the Custodian Agreement between HSBC Funds and The Northern Trust Company, dated March 3, 2015. (5)
	(3)	Amended Schedule B to the Custodian Agreement between HSBC Funds and The Northern Trust Company, dated March 7, 2019. (7)
	(4)	Amended Schedule B to the Custodian Agreement between HSBC Funds and The Northern Trust Company, dated March 24, 2021. (12)

(h)	(1)(i)	Operational Support Services Agreement, dated December 10, 2021 between HSBC Global Asset Management (USA) Inc. and HSBC Funds on behalf of HSBC U.S. Government Money Market Fund, HSBC U.S. Treasury Fund and HSBC ESG Prime Money Market Fund. (13)
	(2)	Services Agreement, dated December 14, 2017, between Citi Fund Services Ohio, Inc. and HSBC Funds. (5)
	(3)	Amendment to Services Agreement, dated April 12, 2018, between Citi Fund Services Ohio, Inc. and HSBC Funds. (6)
	(4)	Amendment to Services Agreement, dated December 13, 2018, between Citi Fund Services Ohio, Inc. and HSBC Funds. (6)
	(5)	Amendment to Services Agreement, dated August 1, 2021, between Citi Fund Services Ohio, Inc. and HSBC Funds. (13)
	(6)	Expense Limitation Agreement, dated December 10, 2021, between HSBC Global Asset Management (USA) Inc. and HSBC Funds. (13)
	(7)	Administration Services Agreement, dated June 24, 2016, between HSBC Global Asset Management (USA) Inc. and HSBC Funds. (1)
	(8)	Amendment to Administration Services Agreement, dated April 1, 2019, between HSBC Global Asset Management (USA) Inc. and HSBC Funds. (7)
	(9)	Amendment to Administration Services Agreement, dated March 24, 2021, between HSBC Global Asset Management (USA) Inc. and HSBC Funds. (12)
	(10)	Sub-Administration Services Agreement, dated December 14, 2017, between Citi Fund Services Ohio, Inc. and HSBC Global Asset Management (USA) Inc. (5)
	(11)	Amendment to Sub-Administration Services Agreement, dated August 1, 2021, between Citi Fund Services Ohio, Inc. and HSBC Global Asset Management (USA) Inc. (13)
	(12)(i)	Transfer Agency and Service Agreement, dated July 15, 2016, between DST Asset Manager Solutions, Inc., and HSBC Funds. (4)
	(12)(ii)	Amendment to Transfer Agency and Service Agreement, dated October 13, 2016, between DST Asset Manager Solutions, Inc., and HSBC Funds. (4)
	(12)(iii)	Amendment to Transfer Agency and Service Agreement, dated May 18, 2017, between DST Asset Manager Solutions, Inc., and HSBC Funds. (5)
	(12)(iv)	Amendment to Transfer Agency and Service Agreement, dated May 6, 2019, between DST Asset Manager Solutions, Inc., and HSBC Funds. (7)
(i)		Opinion and Consent of Counsel. (13)
(j)	(1)	Power of Attorney. (13)
	(2)	Consent of Independent Registered Public Accounting Firm. (13)
(k)		Not applicable.
(l)		Not applicable.
(m)	(1)	Master Distribution Plan relating to Class A Shares, dated June 24, 2016. (1)

	(2)	Master Distribution Plan relating to Class B Shares, dated June 24, 2016. (1)
	(3)	Master Distribution Plan relating to Class C Shares, dated June 24, 2016. (1)
	(4)	Master Distribution Plan relating to Class D Shares, dated June 24, 2016. (1)
(n)		Multiple Class Plan. (12)
(o)		Not applicable.
(p)	(1)	Code of Ethics for HSBC Funds. (6)
	(2)	Amended Code of Ethics for HSBC Global Asset Management (USA) Inc. (7)
	(3)	Amended Code of Ethics for Citi Fund Services Ohio, Inc. (7)
	(4)	Amended Code of Ethics for Westfield Capital Management Company, L.P. (2)

*       *       *       *       *       *       *       *       *       *       *       *

(1)	Incorporated herein by reference from post-effective amendment No. 214 to the Registration Statement as filed with the SEC on June 27, 2016.
(2)	Incorporated herein by reference from post-effective amendment No. 184 to the Registration Statement as filed with the SEC on February 27, 2015.
(3)	Incorporated herein by reference from post-effective amendment No. 104 to the Registration Statement as filed with the SEC on February 28, 2007.
(4)	Incorporated herein by reference from post-effective amendment No. 226 to the Registration Statement as filed with the SEC on February 28, 2017.
(5)	Incorporated herein by reference from post-effective amendment No. 227 to the Registration Statement as filed with the SEC on February 28, 2018.
(6)	Incorporated herein by reference from post-effective amendment No. 230 to the Registration Statement as filed with the SEC on January 31, 2019.
(7)	Incorporated herein by reference from post-effective amendment No. 243 to the Registration Statement as filed with the SEC on December 20, 2019.
(8)	Incorporated herein by reference from post-effective amendment No. 248 to the Registration Statement as filed with the SEC on February 28, 2020.
(9)	Incorporated herein by reference from post-effective amendment No. 269 to the Registration Statement as filed with the SEC on December 23, 2020.
(10)	Incorporated herein by reference from post-effective amendment No. 273 to the Registration Statement as filed with the SEC on February 18, 2021.
(11)	Incorporated herein by reference from post-effective amendment No. 275 to the Registration Statement as filed with the SEC on February 26, 2021.
(12)	Incorporated herein by reference from post-effective amendment No. 284 to the Registration Statement as filed with the SEC on August 13, 2021.
(13)	Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement on Form N-1A (File No. 033-07647) (the “Registration Statement”) to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York on the 28th day of February, 2022.

HSBC FUNDS

By:	/s/ Stefano Michelagnoli
Stefano Michelagnoli*
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated as of the 28th day of February, 2022.

/s/ Stefano Michelagnoli	/s/ Denise Lewis
Stefano Michelagnoli*	Denise Lewis
President	Treasurer

/s/ Susan C. Gause	/s/ Susan S. Huang
Susan C. Gause**	Susan S. Huang**
Trustee	Trustee

/s/ Marcia L. Beck	/s/ Hugh T. Hurley
Marcia L. Beck**	Hugh T. Hurley**
Trustee	Trustee

*/s/ Brenden Carroll
Brenden Carroll

**/s/ Jennifer English
Jennifer English

* Brenden Carroll, as attorney-in-fact, on behalf of Stefano R. Michelagnoli pursuant to a power of attorney incorporated herein by reference from post-effective amendment No. 273 to the Registration Statement as filed with the SEC on February 18, 2021.

** Jennifer English, as attorney-in-fact, on behalf of Susan C. Gause, Susan S. Huang, Marcia L. Beck and Hugh T. Hurley, pursuant to a power of attorney filed herewith.

CERTIFICATE

The undersigned Secretary for HSBC Funds (the “Trust”) hereby certifies that the Board of Trustees of the Trust duly adopted the following resolution at a meeting of the Board held on December 16, 2020.

RESOLVED, that the officers of the Trust who may be required to execute any amendments to the Trust’s Registration Statement be, and each hereby is, authorized to execute a power of attorney appointing Jennifer English, David Harris, and Brenden Carroll, jointly and severally, their attorneys-in-fact, each with power of substitution, for said officers in any and all capacities to sign the Registration Statement under the Securities Act of 1933 and the Investment Company Act 1940 Act of the Trust and any and all amendments to such Registration Statement, and to file the same, with exhibits thereto, and other documents in connection therewith, with the SEC, the officers hereby ratifying and confirming all that each of said attorneys-in-fact, or his or her substitute or substitutes, may do or may have caused to be done by virtue hereof.

Dated: February 28, 2022

/s/ Jennifer English
Jennifer English,
Secretary

EXHIBITS

(e)(6)	Novation to the Distribution Agreement, dated September 30, 2021, between HSBC Funds and Foreside Distribution Services, L.P.
(h)(1)(i)	Operational Support Services Agreement, dated December 10, 2021 between HSBC Global Asset Management (USA) Inc. and HSBC Funds on behalf of HSBC U.S. Government Money Market Fund, HSBC U.S. Treasury Money Market Fund and HSBC ESG Prime Money Market Fund.
(h)(5)	Amendment to Services Agreement, dated August 1, 2021, between Citi Fund Services Ohio, Inc. and HSBC Funds.
(h)(6)	Expense Limitation Agreement, dated December 10, 2021, between HSBC Global Asset Management (USA) Inc. and HSBC Funds
(h)(11)	Amendment to Sub-Administration Services Agreement, dated August 1, 2021, between Citi Fund Services Ohio, Inc. and HSBC Global Asset Management (USA) Inc.
(i)(1)	Opinion and Consent of Counsel.
(j)(1)	Power of Attorney
(j)(2)	Consent of Independent Registered Public Accounting Firm.